UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging and Frontier Countries Equity Fund (formerly, Eaton Vance Global Macro Capital Opportunities Fund)

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Global Income Builder Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Government Obligations Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Short Duration Government Income Fund

Eaton Vance Short Duration High Income Fund

Eaton Vance Short Duration Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Global Small-Cap Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Value Fund

Parametric Tax-Managed International Equity Fund

Eaton Vance

Diversified Currency Income Fund

July 31, 2017 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $114,312,084 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 11.8%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
Argentina POM Politica Monetaria, 26.25%, 6/21/20(1)	ARS	11,100	$645,945

Total Argentina			$645,945

Bosnia and Herzegovina — 2.0%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,378	$767,379
Republic of Srpska, 1.50%, 10/30/23	BAM	1,219	686,236
Republic of Srpska, 1.50%, 5/31/25	BAM	368	192,111
Republic of Srpska, 1.50%, 12/24/25	BAM	829	446,445
Republic of Srpska, 1.50%, 9/25/26	BAM	469	248,998

Total Bosnia and Herzegovina			$2,341,169

Dominican Republic — 4.2%
Dominican Republic, 14.00%, 6/8/18(2)	DOP	218,600	$4,769,555

Total Dominican Republic			$4,769,555

Georgia — 0.9%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	190	$78,681
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	159	66,687
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	780	337,094
Georgia Treasury Bond, 13.75%, 1/14/18	GEL	1,400	601,006

Total Georgia			$1,083,468

Iceland — 2.7%
Republic of Iceland, 6.25%, 2/5/20	ISK	302,979	$3,046,824

Total Iceland			$3,046,824

Serbia — 1.4%
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	156,300	$1,611,030

Total Serbia			$1,611,030

Total Foreign Government Bonds (identified cost $13,008,356)			$13,497,991

Foreign Corporate Bonds — 1.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.2%
Banco Hipotecario SA, 22.417%, 1/12/20(1)(2)	ARS	24,372	$1,374,940

Total Argentina			$1,374,940

Total Foreign Corporate Bonds (identified cost $1,608,063)			$1,374,940

1

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29	$120,856	$133,529
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39(3)	394,801	435,693

Total Collateralized Mortgage Obligations (identified cost $531,205)		$569,222

Mortgage Pass-Throughs — 2.5%

Security	Principal Amount	Value
Federal National Mortgage Association:
1.90% with maturity at 2035(4)	$649,198	$655,849
3.81% with maturity at 2035(4)	496,217	530,427
7.00% with maturity at 2033	313,749	360,690
7.50% with maturity at 2035	198,776	233,827
8.50% with maturity at 2032	165,798	200,245

		$1,981,038

Government National Mortgage Association:
7.00% with maturity at 2035	$547,807	$637,768
9.00% with various maturities to 2024	172,054	186,270

		$824,038

Total Mortgage Pass-Throughs (identified cost $2,652,613)		$2,805,076

Currency Options Purchased — 0.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Call CAD/Put USD	Citibank, N.A.	USD 2,000	CAD 1.31	12/8/17	$118,104
Call RUB/Put USD	Citibank, N.A.	USD 3,000	RUB 62.10	9/28/17	115,140
Call RUB/Put USD	Citibank, N.A.	USD 4,250	RUB 60.00	9/28/17	69,343

Total Currency Options Purchased (identified cost $184,883)					$302,587

Short-Term Investments — 76.3%

Foreign Government Securities — 31.7%

Security	Principal Amount (000’s omitted)		Value
Armenia — 0.7%
Armenian Treasury Bill, 0.00%, 11/20/17	AMD	400,000	$820,885

Total Armenia			$820,885

2

Security	Principal Amount (000’s omitted)		Value
Czech Republic — 5.0%
Czech Republic Ministry of Finance Bill, 0.00%, 8/25/17	CZK	125,000	$5,673,514

Total Czech Republic			$5,673,514

Egypt — 6.1%
Egypt Treasury Bill, 0.00%, 8/1/17	EGP	41,500	$2,316,610
Egypt Treasury Bill, 0.00%, 8/8/17	EGP	27,600	1,536,549
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	9,425	511,183
Egypt Treasury Bill, 0.00%, 10/31/17	EGP	43,150	2,304,552
Egypt Treasury Bill, 0.00%, 1/2/18	EGP	4,950	254,728

Total Egypt			$6,923,622

Georgia — 2.7%
Georgia Treasury Bill, 0.00%, 8/10/17	GEL	5,875	$2,455,880
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	1,600	644,376

Total Georgia			$3,100,256

Kazakhstan — 4.4%
National Bank of Kazakhstan Note, 0.00%, 8/18/17	KZT	269,460	$813,978
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	808,100	2,415,556
National Bank of Kazakhstan Note, 0.00%, 10/20/17	KZT	338,910	1,007,982
National Bank of Kazakhstan Note, 0.00%, 11/24/17	KZT	275,610	812,831

Total Kazakhstan			$5,050,347

Sri Lanka — 4.7%
Sri Lanka Treasury Bill, 0.00%, 4/6/18	LKR	590,000	$3,603,848
Sri Lanka Treasury Bill, 0.00%, 4/13/18	LKR	295,000	1,799,586

Total Sri Lanka			$5,403,434

Sweden — 5.1%
Sweden Treasury Bill, 0.00%, 8/16/17	SEK	47,400	$5,872,732

Total Sweden			$5,872,732

Uruguay — 3.0%
Uruguay Treasury Bill, 0.00%, 12/14/17	UYU	5,674	$194,392
Uruguay Treasury Bill, 0.00%, 12/22/17	UYU	23,829	813,480
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	24,569	829,839
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	36,755	1,226,588
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	2,269	74,265
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	9,079	297,696

Total Uruguay			$3,436,260

Total Foreign Government Securities (identified cost $35,672,622)			$36,281,050

U.S. Treasury Obligations — 36.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/10/17		$13,000	$12,996,932
U.S. Treasury Bill, 0.00%, 8/17/17(5)		18,000	17,992,260
U.S. Treasury Bill, 0.00%, 9/28/17		11,000	10,982,807

Total U.S. Treasury Obligations (identified cost $41,973,664)			$41,971,999

3

Other — 7.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(6)	9,026,829	$9,028,635

Total Other (identified cost $9,028,782)		$9,028,635

Total Short-Term Investments (identified cost $86,675,068)		$87,281,684

Total Investments — 92.6% (identified cost $104,660,188)		$105,831,500

Currency Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call RUB/Put USD	Goldman Sachs International	USD	4,250	RUB	55.00	9/28/17	$(3,991)
Call RUB/Put USD	Goldman Sachs International	USD	3,000	RUB	62.10	9/28/17	(115,140)
Call AUD/Put USD	Credit Agricole Corporate and Investment Bank	USD	749	USD	0.81	8/23/17	(2,346)

Total Currency Options Written (premiums received $192,727)							$(121,477)

Other Assets, Less Liabilities — 7.5%							$8,609,817

Net Assets — 100.0%							$114,319,840

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $6,144,495 or 5.4% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(4)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2017.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $51,567.

4

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	75,748,000	USD	691,131	Citibank, N.A.	8/1/17	$37,355	$—
KES	31,767,000	USD	305,658	Citibank, N.A.	8/1/17	—	(147)
KES	43,981,000	USD	423,179	Citibank, N.A.	8/1/17	—	(203)
USD	728,837	KES	75,748,000	Citibank, N.A.	8/1/17	350	—
USD	304,661	KES	31,767,000	Citibank, N.A.	8/1/17	—	(850)
USD	421,678	KES	43,981,000	Citibank, N.A.	8/1/17	—	(1,298)
ILS	12,047,000	USD	3,344,995	HSBC Bank USA, N.A.	8/7/17	38,305	—
PEN	11,460,000	USD	3,455,971	UBS AG	8/7/17	78,728	—
PLN	14,229,164	EUR	3,360,874	HSBC Bank USA, N.A.	8/7/17	—	(22,442)
COP	15,540,000,000	USD	5,187,782	The Bank of Nova Scotia	8/9/17	12,151	—
EUR	258,877	USD	292,796	Goldman Sachs International	8/10/17	13,789	—
AUD	4,500,000	USD	3,333,825	Morgan Stanley & Co. International PLC	8/11/17	265,773	—
IDR	67,819,537,000	USD	5,071,757	Bank of America, N.A.	8/14/17	13,826	—
ARS	5,195,500	USD	318,254	Citibank, N.A.	8/16/17	—	(26,242)
ARS	11,292,000	USD	690,220	Standard Chartered Bank	8/16/17	—	(55,554)
MXN	6,800,000	USD	386,777	HSBC Bank USA, N.A.	8/21/17	—	(5,974)
NZD	530,000	USD	390,619	Australia and New Zealand Banking Group Limited	8/21/17	7,273	—
RUB	17,000,000	USD	286,051	Citibank, N.A.	8/21/17	—	(2,739)
TRY	1,300,000	USD	365,568	Citibank, N.A.	8/21/17	1,416	—
USD	280,450	GBP	215,000	Standard Chartered Bank	8/21/17	—	(3,397)
USD	279,119	ILS	1,000,000	Credit Agricole Corporate and Investment Bank	8/21/17	—	(1,878)
ZAR	4,850,000	USD	370,566	Citibank, N.A.	8/21/17	—	(3,692)
CHF	2,150,000	USD	2,212,783	State Street Bank and Trust Company	8/22/17	13,338	—
RUB	202,152,669	USD	3,359,106	Goldman Sachs International	8/22/17	9,214	—
BRL	1,000,000	USD	314,475	Citibank, N.A.	8/23/17	4,919	—
BRL	1,150,000	USD	362,799	Standard Chartered Bank	8/23/17	4,505	—
USD	543,055	EUR	472,727	Standard Chartered Bank	8/23/17	—	(17,167)
USD	1,696,654	EUR	1,520,000	Standard Chartered Bank	8/23/17	—	(104,675)
USD	5,061,471	EUR	4,534,474	Standard Chartered Bank	8/23/17	—	(312,268)
COP	1,100,000,000	USD	363,348	State Street Bank and Trust Company	8/24/17	4,112	—
INR	18,930,000	USD	291,981	Barclays Bank PLC	8/28/17	2,423	—
INR	12,600,000	USD	194,316	Barclays Bank PLC	8/28/17	1,643	—
INR	9,200,000	USD	141,889	Standard Chartered Bank	8/28/17	1,192	—
INR	6,730,000	USD	103,762	Standard Chartered Bank	8/28/17	905	—
INR	22,240,000	USD	343,051	UBS AG	8/28/17	2,831	—
GBP	1,165,000	USD	1,505,227	Goldman Sachs International	9/5/17	33,588	—
TRY	12,000,000	USD	3,308,337	Credit Agricole Corporate and Investment Bank	9/5/17	63,067	—
USD	5,125,549	EUR	4,580,104	Standard Chartered Bank	9/8/17	—	(306,832)
KRW	5,102,500,000	USD	4,526,302	Australia and New Zealand Banking Group Limited	9/11/17	30,429	—
USD	4,431,947	KRW	5,102,500,000	JPMorgan Chase Bank, N.A.	9/11/17	—	(124,784)
ARS	29,079,800	USD	1,655,083	BNP Paribas	9/14/17	—	(48,802)
ARS	10,660,000	USD	611,589	BNP Paribas	9/18/17	—	(24,205)
PHP	245,385,000	USD	4,875,522	Deutsche Bank AG	9/21/17	—	(27,471)
USD	3,159,010	PHP	159,530,000	Australia and New Zealand Banking Group Limited	9/21/17	7,189	—
HUF	635,000,000	EUR	2,051,751	Morgan Stanley & Co. International PLC	9/27/17	42,145	—
USD	1,576,672	EUR	1,372,212	Standard Chartered Bank	9/28/17	—	(52,735)
EUR	798,749	USD	898,284	Standard Chartered Bank	9/29/17	50,229	—
USD	5,823,780	EUR	5,417,974	Standard Chartered Bank	9/29/17	—	(610,053)
EUR	210,601	USD	247,808	Standard Chartered Bank	10/5/17	2,362	—
USD	3,224,453	EUR	2,797,329	Standard Chartered Bank	10/5/17	—	(98,455)
INR	277,200,000	USD	4,261,337	JPMorgan Chase Bank, N.A.	10/17/17	27,958	—
EUR	1,981,908	RSD	241,000,000	Deutsche Bank AG	10/18/17	—	(8,173)
RSD	479,648,825	EUR	3,802,210	Citibank, N.A.	10/18/17	185,381	—
NOK	31,363,000	EUR	3,347,376	JPMorgan Chase Bank, N.A.	10/20/17	15,811	—

5

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	8,471,500,000	USD	2,284,655	Citibank, N.A.	11/13/17	$—	$(18,177)
PEN	6,000,000	USD	1,800,720	State Street Bank and Trust Company	12/6/17	29,268	—
RSD	406,323,188	EUR	3,149,792	Deutsche Bank AG	4/3/18	170,578	—

						$1,172,053	$(1,878,213)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Sep-17	$(1,299,891)	$(1,299,633)	$258
U.S. 10-Year Treasury Note	4	Short	Sep-17	(503,834)	(503,562)	272

						$530

Currency Abbreviations:

AMD	-	Armenian Dram

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	$1,979	$87,868
Options written	7,999	192,727
Options expired	(1,979)	(87,868)

Outstanding, end of period	$7,999	$192,727

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

6

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$302,587	$—
Foreign Exchange	Currency Options Written	—	(121,477)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,172,053	(1,878,213)

Total		$1,474,640	$(1,999,690)

Interest Rate	Financial Futures Contracts*	$530	$—

Total		$530	$—

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$105,992,482

Gross unrealized appreciation	$1,170,281
Gross unrealized depreciation	(1,331,263)

Net unrealized depreciation	$(160,982)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$13,497,991	$—	$13,497,991
Foreign Corporate Bonds	—	1,374,940	—	1,374,940
Collateralized Mortgage Obligations	—	569,222	—	569,222
Mortgage Pass-Throughs	—	2,805,076	—	2,805,076
Currency Options Purchased	—	302,587	—	302,587
Short-Term Investments -
Foreign Government Securities	—	36,281,050	—	36,281,050
U.S. Treasury Obligations	—	41,971,999	—	41,971,999
Other	—	9,028,635	—	9,028,635
Total Investments	$—	$105,831,500	$—	$105,831,500
Forward Foreign Currency Exchange Contracts	$—	$1,172,053	$—	$1,172,053
Futures Contracts	530	—	—	530
Total	$530	$107,003,553	$—	$107,004,083

Liability Description
Currency Options Written	$—	$(121,477)	$—	$(121,477)
Forward Foreign Currency Exchange Contracts	—	(1,878,213)	—	(1,878,213)
Total	$—	$(1,999,690)	$—	$(1,999,690)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Emerging and Frontier Countries Equity Fund

July 31, 2017 (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $152,247,011 and the Fund owned 99.9% of the Portfolio’s outstanding interests. Effective May 2, 2017, the name of the Fund was changed from Eaton Vance Global Macro Capital Opportunities Fund. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.3%

Security	Shares	Value
Argentina — 4.0%
Adecoagro SA(1)	28,500	$289,845
Banco Macro SA, Class B ADR	10,050	872,440
BBVA Banco Frances SA ADR	13,471	211,091
Cresud SA ADR(1)	10,769	195,780
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	7,134	217,587
Grupo Clarin SA GDR(2)	9,900	256,905
Grupo Financiero Galicia SA, Class B ADR	24,602	893,545
IRSA Inversiones y Representaciones SA ADR(1)	7,276	161,964
Pampa Energia SA ADR(1)	15,430	838,620
Petrobras Argentina SA ADR(1)	25,926	290,112
Telecom Argentina SA ADR	23,384	617,104
Transportadora de Gas del Sur SA ADR(1)	24,857	377,826
YPF SA ADR	46,600	941,320

		$6,164,139

China — 13.1%
AAC Technologies Holdings, Inc.	12,500	$167,921
Agricultural Bank of China, Ltd., Class H	393,000	183,312
Alibaba Group Holding, Ltd. ADR(1)	16,154	2,503,062
Anhui Conch Cement Co., Ltd., Class H	24,000	88,663
ANTA Sports Products, Ltd.	17,000	58,281
Baidu, Inc. ADR(1)	3,980	900,873
Bank of China, Ltd., Class H	1,162,000	571,486
Bank of Communications, Ltd., Class H	145,000	107,255
Beijing Enterprises Water Group, Ltd.	98,000	81,319
Brilliance China Automotive Holdings, Ltd.	56,000	141,681
BYD Co., Ltd., Class H	14,500	90,248
CGN Power Co., Ltd., Class H(3)	155,000	42,420
China Cinda Asset Management Co., Ltd., Class H	147,000	61,079
China CITIC Bank Corp., Ltd., Class H	153,000	99,173
China Communications Construction Co., Ltd., Class H	78,000	103,887
China Construction Bank Corp., Class H	1,202,000	998,038
China Everbright International, Ltd.	60,000	78,241
China Evergrande Group(1)	99,000	275,337
China Galaxy Securities Co., Ltd., Class H	59,500	52,400
China Life Insurance Co., Ltd., Class H	109,000	344,489
China Mengniu Dairy Co., Ltd.	47,000	91,472
China Merchants Bank Co., Ltd., Class H	60,500	198,654
China Merchants Port Holdings Co., Ltd.	22,666	71,156
China Minsheng Banking Corp., Ltd., Class H	99,000	99,496
China Mobile, Ltd.	90,000	962,023
China Overseas Land & Investment, Ltd.	60,000	203,267
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	185,942
China Petroleum & Chemical Corp., Class H	382,000	289,582
China Railway Construction Corp., Ltd., Class H	46,500	61,371
China Railway Group, Ltd., Class H	86,000	68,339

1

Security	Shares	Value
China Resources Beer Holdings Co., Ltd.	38,000	$95,954
China Resources Gas Group, Ltd.	20,000	75,743
China Resources Land, Ltd.	47,777	153,312
China Resources Power Holdings Co., Ltd.	34,000	64,740
China Shenhua Energy Co., Ltd., Class H	56,000	139,296
China State Construction International Holdings, Ltd.	42,000	67,763
China Taiping Insurance Holdings Co., Ltd.	31,400	94,287
China Telecom Corp., Ltd., Class H	234,000	111,228
China Unicom (Hong Kong), Ltd.(1)	98,000	142,033
China Vanke Co., Ltd., Class H	26,700	78,670
CITIC Securities Co., Ltd., Class H	39,500	80,084
CITIC, Ltd.	75,000	113,953
CNOOC, Ltd.	261,000	292,128
Country Garden Holdings Co., Ltd.	129,000	180,103
CRRC Corp., Ltd., Class H	79,750	71,190
CSPC Pharmaceutical Group, Ltd.	84,000	130,899
Ctrip.com International, Ltd. ADR(1)	5,900	352,407
Dongfeng Motor Group Co., Ltd., Class H	54,000	66,094
ENN Energy Holdings, Ltd.	14,000	95,044
Fullshare Holdings, Ltd.	160,000	63,903
Geely Automobile Holdings, Ltd.	115,000	265,550
GF Securities Co., Ltd., Class H	24,600	49,557
Great Wall Motor Co., Ltd., Class H	53,500	68,521
Guangdong Investment, Ltd.	48,000	67,547
Guangzhou Automobile Group Co., Ltd., Class H	52,000	111,743
Haitong Securities Co., Ltd., Class H	60,000	95,558
Hanergy Thin Film Power Group, Ltd.(1)(4)	302,000	0
Hengan International Group Co., Ltd.	12,500	95,314
Huaneng Power International, Inc., Class H	96,000	67,670
Huatai Securities Co., Ltd.(3)	34,000	68,219
Industrial & Commercial Bank of China, Ltd., Class H	1,061,000	741,381
JD.com, Inc. ADR(1)	10,624	479,886
Lenovo Group, Ltd.	160,000	98,968
NetEase, Inc. ADR	1,181	367,622
New China Life Insurance Co., Ltd., Class H	16,000	103,118
New Oriental Education & Technology Group, Inc. ADR(1)	2,374	189,113
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	60,032
PetroChina Co., Ltd., Class H	320,000	205,875
PICC Property & Casualty Co., Ltd., Class H	76,000	141,387
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	569,963
Semiconductor Manufacturing International Corp.(1)	7,300	8,002
Shenzhou International Group Holdings, Ltd.	12,000	80,162
SINA Corp.(1)	1,200	113,772
Sino Biopharmaceutical, Ltd.	90,000	79,455
Sinopharm Group Co., Ltd., Class H	22,400	93,755
Sunny Optical Technology Group Co., Ltd.	17,000	202,027
TAL Education Group ADR	758	118,832
Tencent Holdings, Ltd.	81,800	3,264,962
Vipshop Holdings, Ltd. ADR(1)	6,998	86,075
Want Want China Holdings, Ltd.	103,000	69,560
Weibo Corp. ADR(1)	120	9,234
Yum China Holdings, Inc.(1)	7,500	268,425
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	52,332

		$19,942,915

2

Security	Shares	Value
Croatia — 1.9%
Adris Grupa DD, PFC Shares	9,000	$655,341
Ericsson Nikola Tesla DD	930	181,951
Hrvatski Telekom DD	52,252	1,503,620
Koncar-Elektroindustrija DD	1,480	169,777
Valamar Riviera DD	48,200	338,484

		$2,849,173

Cyprus — 2.0%
Bank of Cyprus Holdings PLC(1)(5)	325,049	$1,267,139
Bank of Cyprus Holdings PLC(1)(5)	477,400	1,839,585

		$3,106,724

Egypt — 2.4%
Amer Group Holding(1)	2,605,200	$46,559
Arabian Cement Co.(1)	96,000	41,750
Arabian Food Industries Co. DOMTY(1)	91,400	41,437
Citadel Capital SAE(1)	1,195,300	68,142
Commercial International Bank Egypt SAE	327,500	1,510,559
Credit Agricole Egypt SAE	55,500	142,714
Eastern Tobacco	17,750	302,254
Egyptian Financial Group-Hermes Holding Co.	195,400	242,612
Egyptian Resorts Co.(1)	895,600	52,011
Emaar Misr for Development SAE(1)	408,300	57,466
Ghabbour Auto(1)	506,400	57,617
Heliopolis Housing	68,800	97,892
Juhayna Food Industries(1)	253,600	95,496
Medinet Nasr Housing	280,700	162,268
Palm Hills Developments SAE(1)	701,000	122,501
Pioneers Holding(1)	154,000	76,496
Porto Holding SAE(1)	2,659,800	56,336
Six of October Development & Investment Co.(1)	140,100	108,154
Talaat Moustafa Group	483,900	202,939
Telecom Egypt	190,400	117,892

		$3,603,095

Georgia — 3.0%
BGEO Group PLC	48,700	$2,216,345
TBC Bank Group PLC	107,700	2,381,022

		$4,597,367

Iceland — 4.3%
Eik Fasteignafelag HF(1)	1,866,700	$190,018
Eimskipafelag Islands HF	407,000	1,240,926
Hagar HF	2,036,000	775,219
HB Grandi HF(1)	1,649,000	509,567
Icelandair Group HF	1,860,000	260,021
Marel HF	397,000	1,414,421
Reginn HF(1)	1,637,000	410,242
Reitir Fasteignafelag HF	1,043,000	953,513
Siminn HF	9,776,000	389,524
Sjova-Almennar Tryggingar HF	1,151,900	203,244
Vatryggingafelag Islands HF	2,066,800	203,975

		$6,550,670

3

Security	Shares	Value
India — 6.2%
Adani Ports and Special Economic Zone, Ltd.	22,802	$140,989
Adani Power, Ltd.(1)	9,483	4,942
Asian Paints, Ltd.	8,100	146,954
Aurobindo Pharma, Ltd.	7,300	81,759
Axis Bank, Ltd.	40,600	329,387
Bajaj Auto, Ltd.	2,400	105,172
Bajaj Finance, Ltd.	4,600	122,229
Bharat Petroleum Corp., Ltd.	11,100	81,486
Bharti Airtel, Ltd.	27,000	176,680
Bharti Infratel, Ltd.	15,719	98,044
Bosch, Ltd.	185	69,823
Cipla, Ltd.	9,500	83,232
Coal India, Ltd.	19,072	74,217
Dabur India, Ltd.	13,800	66,471
Dr. Reddy’s Laboratories, Ltd.	3,000	111,015
Eicher Motors, Ltd.	400	187,940
GAIL (India), Ltd.	12,666	74,303
Godrej Consumer Products, Ltd.	7,200	116,380
HCL Technologies, Ltd.	13,928	193,552
Hero MotoCorp, Ltd.	1,300	74,115
Hindalco Industries, Ltd.	30,900	105,992
Hindustan Unilever, Ltd.	16,400	296,632
Housing Development Finance Corp., Ltd.	36,800	1,025,409
ICICI Bank, Ltd.	31,680	149,173
Indiabulls Housing Finance, Ltd.	8,300	152,252
Infosys, Ltd.	44,900	708,357
ITC, Ltd.	80,850	359,259
JSW Steel, Ltd.	25,000	86,127
Larsen & Toubro, Ltd.	12,150	225,972
LIC Housing Finance, Ltd.	12,100	129,919
Lupin, Ltd.	5,700	91,609
Mahindra & Mahindra, Ltd.	9,500	208,154
Maruti Suzuki India, Ltd.	2,700	325,910
Motherson Sumi Systems, Ltd.(1)	27,150	137,613
Nestle India, Ltd.	700	73,816
Oil & Natural Gas Corp., Ltd.	34,800	91,684
Reliance Industries, Ltd.	31,300	788,033
Shree Cement, Ltd.	360	105,243
Shriram Transport Finance Co., Ltd.	6,100	97,356
State Bank of India	39,600	193,019
Sun Pharmaceutical Industries, Ltd.	23,347	192,990
Tata Consultancy Services, Ltd.	10,078	391,868
Tata Motors, Ltd.(1)	39,100	270,856
UltraTech Cement, Ltd.	1,500	95,016
UPL, Ltd.	10,100	137,684
Vedanta, Ltd.	28,200	122,846
Wipro, Ltd.	32,870	147,934
Yes Bank, Ltd.	8,300	234,407
Zee Entertainment Enterprises, Ltd.	16,300	137,216

		$9,421,036

4

Security	Shares	Value
Indonesia — 3.1%
Adaro Energy Tbk PT	717,400	$96,080
Astra International Tbk PT	834,900	499,559
Bank Central Asia Tbk PT	511,400	718,029
Bank Mandiri Persero Tbk PT	398,000	407,384
Bank Negara Indonesia Persero Tbk PT	345,100	192,812
Bank Rakyat Indonesia Persero Tbk PT	462,300	512,215
Bumi Serpong Damai Tbk PT	436,800	58,670
Charoen Pokphand Indonesia Tbk PT	365,200	73,139
Gudang Garam Tbk PT	22,900	130,840
Hanjaya Mandala Sampoerna Tbk PT	470,400	125,352
Indofood CBP Sukses Makmur Tbk PT	120,400	75,431
Indofood Sukses Makmur Tbk PT	207,500	130,415
Kalbe Farma Tbk PT	1,009,100	131,329
Matahari Department Store Tbk PT	116,000	110,282
Perusahaan Gas Negara Persero Tbk PT	507,600	85,709
Semen Indonesia Persero Tbk PT	145,300	108,451
Surya Citra Media Tbk PT	321,200	56,888
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	714,149
Unilever Indonesia Tbk PT	67,800	248,993
United Tractors Tbk PT	79,400	179,278

		$4,655,005

Kazakhstan — 4.3%
Central Asia Metals PLC	251,600	$732,122
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)(5)	167,650	1,572,750
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)(5)	121,000	1,137,400
KAZ Minerals PLC(1)	106,025	1,004,234
KazMunaiGas Exploration Production GDR(2)(5)	101,909	993,425
KazMunaiGas Exploration Production GDR(2)(5)	49,100	478,725
Kcell JSC GDR(2)	142,842	579,802

		$6,498,458

Kenya — 1.5%
Co-operative Bank of Kenya, Ltd. (The)	964,239	$145,528
East African Breweries, Ltd.	155,904	397,394
Equity Group Holdings, Ltd.	1,025,200	404,701
KCB Group, Ltd.	895,200	348,313
Safaricom, Ltd.	4,316,317	997,743

		$2,293,679

Kuwait — 4.1%
Agility Public Warehousing Co. KSC	206,250	$573,486
Boubyan Bank KSCP	194,880	267,143
Burgan Bank SAK	184,380	214,109
Kuwait Finance House KSCP	761,530	1,349,189
Kuwait Projects Co. Holdings KSC	124,400	150,058
Mabanee Co. SAKC	128,730	330,289
Mezzan Holding Co. KSCC	34,900	104,284
Mobile Telecommunications Co.	654,500	962,525
National Bank of Kuwait SAK	798,945	1,844,367
National Industries Group Holding SAK(1)	264,200	122,539
National Real Estate Co. KPSC(1)	178,300	74,995
VIVA Kuwait Telecom Co.	51,300	135,966
Warba Bank KSCP(1)	146,300	129,779

		$6,258,729

5

Security	Shares	Value
Mauritius — 3.1%
Alteo, Ltd.	297,687	$311,725
CIEL, Ltd.	1,340,300	296,411
CIM Financial Services, Ltd.	832,100	229,678
ENL Land, Ltd.	155,011	219,907
Gamma Civic, Ltd.	107,086	85,330
Harel Mallac & Co., Ltd.	31,500	62,763
IBL, Ltd.	37,656	55,479
LUX Island Resorts, Ltd.	78,300	137,203
MCB Group, Ltd.	228,408	1,847,449
New Mauritius Hotels, Ltd.(1)	389,190	254,969
Omnicane, Ltd.	15,009	30,677
Phoenix Beverages, Ltd.	10,200	144,086
Rogers & Co., Ltd.	187,150	164,890
SBM Holdings, Ltd.	2,100,810	483,974
Sun, Ltd., Class A(1)	146,600	180,708
Terra Mauricia, Ltd.	182,256	180,968

		$4,686,217

Mexico — 1.2%
Cemex SAB de CV ADR(1)	24,140	$234,399
Coca-Cola Femsa SAB de CV ADR	900	76,482
Fomento Economico Mexicano SAB de CV ADR	3,000	302,640
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	700	80,220
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	400	85,020
Grupo Bimbo SAB de CV, Series A	29,800	74,942
Grupo Financiero Banorte SAB de CV, Class O	40,700	269,748
Grupo Financiero Inbursa SAB de CV, Class O	42,300	76,010
Grupo Financiero Santander Mexico SAB de CV ADR	6,800	69,768
Grupo Mexico SAB de CV, Series B	63,000	205,075
Industrias Penoles SAB de CV	2,600	63,823
Kimberly-Clark de Mexico SAB de CV, Class A	28,700	57,714
Mexichem SAB de CV	20,553	58,649
Wal-Mart de Mexico SAB de CV, Series V	86,300	199,723

		$1,854,213

Pakistan — 0.0%(6)
Searle Co., Ltd. (The)	4,213	$19,613

		$19,613

Peru — 4.4%
Alicorp SAA	129,300	$331,579
Cementos Pacasmayo SAA	85,338	201,461
Cia de Minas Buenaventura SA ADR	41,756	511,093
Credicorp, Ltd.	17,209	3,186,074
Engie Energia Peru SA	79,000	197,470
Ferreycorp SAA	529,200	293,955
Fossal SAA(1)	21,662	2,674
Grana y Montero SAA ADR(1)	101,500	323,785
InRetail Peru Corp.(3)	22,000	407,000
Southern Copper Corp.	16,338	642,737
Union Andina de Cementos SAA	308,000	242,370
Volcan Cia Minera SAA, Class B	1,145,200	300,392

		$6,640,590

6

Security	Shares	Value
Philippines — 1.8%
Aboitiz Equity Ventures, Inc.	72,000	$108,396
Aboitiz Power Corp.	39,500	30,520
Alliance Global Group, Inc.	85,700	24,381
Ayala Corp.	10,270	175,944
Ayala Land, Inc.	291,600	242,686
Bank of the Philippine Islands	21,799	45,171
BDO Unibank, Inc.	63,210	157,624
Cebu Air, Inc.	25,000	50,038
CEMEX Holdings Philippines, Inc.(1)(3)	118,400	14,263
Century Pacific Food, Inc.	162,000	59,256
D&L Industries, Inc.	277,000	67,291
DMCI Holdings, Inc.	110,400	35,215
DoubleDragon Properties Corp.(1)	31,000	28,263
Energy Development Corp.	250,600	29,649
Globe Telecom, Inc.	1,375	57,685
GT Capital Holdings, Inc.	3,100	74,550
JG Summit Holdings, Inc.	119,690	188,538
Jollibee Foods Corp.	23,850	106,274
Megaworld Corp.	1,050,500	99,925
Metro Pacific Investments Corp.	973,800	131,004
Metropolitan Bank & Trust Co.	55,903	96,407
PLDT, Inc.	3,815	123,774
Robinsons Land Corp.	161,300	82,184
Security Bank Corp.	22,000	101,994
SM Investments Corp.	13,820	221,008
SM Prime Holdings, Inc.	324,100	224,261
Universal Robina Corp.	48,960	156,170

		$2,732,471

Serbia — 3.3%
Aerodrom Nikola Tesla AD Beograd	64,686	$830,379
Energoprojekt Holding AD Beograd(1)	62,500	926,920
Gosa Montaza AD Velika Plana(1)	1,378	21,052
Komercijalna Banka AD Beograd(1)	80,565	1,467,260
MESSER Tehnogas AD(1)	200	21,703
Metalac AD(1)	18,233	323,539
NIS AD Novi Sad	216,465	1,471,622

		$5,062,475

Singapore — 1.4%
Yoma Strategic Holdings, Ltd.	4,730,433	$2,075,732

		$2,075,732

South Korea — 10.8%
AMOREPACIFIC Corp.	787	$199,397
AMOREPACIFIC Group	860	93,345
BNK Financial Group, Inc.	8,468	85,565
Celltrion, Inc.(1)	1,966	190,538
CJ CheilJedang Corp.	220	72,712
CJ Corp.	300	52,002
Coway Co., Ltd.	1,443	127,752
Dongbu Insurance Co., Ltd.	1,525	109,149
E-MART, Inc.	580	131,665
GS Holdings Corp.	1,555	104,818
Hana Financial Group, Inc.	6,982	318,569

7

Security	Shares	Value
Hankook Tire Co., Ltd.	2,081	$116,292
Hanmi Pharmaceutical Co., Ltd.(1)	119	39,119
Hanwha Chemical Corp.	3,338	100,612
Hotel Shilla Co., Ltd.	930	53,937
Hyosung Corp.	639	95,659
Hyundai Construction Equipment Co., Ltd.(1)	40	13,100
Hyundai Development Co. - Engineering & Construction	1,700	64,755
Hyundai Electric & Energy System Co., Ltd.(1)	41	11,871
Hyundai Engineering & Construction Co., Ltd.	2,350	95,040
Hyundai Glovis Co., Ltd.	490	68,755
Hyundai Heavy Industries Co., Ltd.(1)	842	131,196
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	56,800
Hyundai Mobis Co., Ltd.	1,573	345,694
Hyundai Motor Co.	3,469	449,082
Hyundai Motor Co., PFC Shares	550	49,627
Hyundai Motor Co., Second PFC Shares	1,074	101,682
Hyundai Robotics Co., Ltd.(1)	134	52,747
Hyundai Steel Co.	2,214	123,954
Industrial Bank of Korea	7,595	104,918
Kakao Corp.	1,035	110,867
Kangwon Land, Inc.	2,800	92,602
KB Financial Group, Inc.	8,973	477,096
KCC Corp.	120	46,768
Kia Motors Corp.	6,426	209,981
Korea Aerospace Industries, Ltd.	1,660	76,785
Korea Electric Power Corp.	6,231	248,418
Korea Zinc Co., Ltd.	251	110,655
KT&G Corp.	2,748	279,908
LG Chem, Ltd.	1,083	317,509
LG Corp.	2,427	163,501
LG Display Co., Ltd.	5,180	146,167
LG Electronics, Inc.	2,470	148,063
LG Household & Health Care, Ltd.	210	185,964
LG Uplus Corp.	5,400	80,278
Lotte Chemical Corp.	420	138,279
Lotte Shopping Co., Ltd.	373	87,617
Mirae Asset Daewoo Co., Ltd.	9,700	94,095
Naver Corp.	632	453,793
NCsoft Corp.	410	132,244
Orion Corp./Republic of Korea(1)	460	33,748
Orion Holdings Corp.	239	5,895
POSCO	1,682	502,607
S-Oil Corp.	1,295	134,898
Samsung Biologics Co., Ltd.(1)(3)	470	114,250
Samsung C&T Corp.	1,825	226,637
Samsung Electro-Mechanics Co., Ltd.	1,502	125,437
Samsung Electronics Co., Ltd.	2,151	4,625,680
Samsung Electronics Co., Ltd., PFC Shares	392	675,880
Samsung Fire & Marine Insurance Co., Ltd.	700	182,626
Samsung Heavy Industries Co., Ltd.(1)	6,900	69,052
Samsung Life Insurance Co., Ltd.	1,758	197,152
Samsung SDI Co., Ltd.	1,354	203,462
Samsung SDS Co., Ltd.	840	134,206
Samsung Securities Co., Ltd.	1,588	57,562

8

Security	Shares	Value
Shinhan Financial Group Co., Ltd.	9,694	$460,726
SK Holdings Co., Ltd.	982	238,178
SK Hynix, Inc.	13,189	775,412
SK Innovation Co., Ltd.	1,574	248,418
SK Telecom Co., Ltd.	490	121,153
Woori Bank	7,000	119,553

		$16,413,474

Taiwan — 5.7%
Advanced Semiconductor Engineering, Inc.	122,716	$164,640
Advantech Co., Ltd.	7,699	58,239
Asia Cement Corp.	52,000	45,958
Asustek Computer, Inc.	12,000	111,604
AU Optronics Corp.	156,000	63,153
Catcher Technology Co., Ltd.	12,000	137,915
Cathay Financial Holding Co., Ltd.	134,000	218,338
Chang Hwa Commercial Bank, Ltd.	115,381	67,640
Cheng Shin Rubber Industry Co., Ltd.	28,000	56,635
China Development Financial Holding Corp.	248,000	74,799
China Steel Corp.	210,000	172,433
Chunghwa Telecom Co., Ltd.	64,000	216,333
Compal Electronics, Inc.	95,000	63,094
CTBC Financial Holding Co., Ltd.	275,679	177,115
Delta Electronics, Inc.	33,680	178,962
E.Sun Financial Holding Co., Ltd.	138,406	88,233
Far Eastern New Century Corp.	59,700	49,134
Far EasTone Telecommunications Co., Ltd.	32,000	77,364
First Financial Holding Co., Ltd.	173,334	117,075
Formosa Chemicals & Fibre Corp.	59,000	177,762
Formosa Petrochemical Corp.	22,000	77,231
Formosa Plastics Corp.	70,000	209,935
Foxconn Technology Co., Ltd.	18,291	54,995
Fubon Financial Holding Co., Ltd.	112,000	173,987
Hon Hai Precision Industry Co., Ltd.	250,635	974,738
Hotai Motor Co., Ltd.	5,000	60,758
Hua Nan Financial Holdings Co., Ltd.	131,851	77,063
Innolux Corp.	180,000	87,805
Largan Precision Co., Ltd.	2,000	364,919
Mega Financial Holding Co., Ltd.	179,476	151,900
Nan Ya Plastics Corp.	85,000	213,937
Pegatron Corp.	30,000	97,845
Pou Chen Corp.	42,000	56,737
President Chain Store Corp.	10,000	84,737
Quanta Computer, Inc.	51,000	120,919
Shin Kong Financial Holding Co., Ltd.	177,960	47,573
SinoPac Financial Holdings Co., Ltd.	179,741	56,358
Taishin Financial Holding Co., Ltd.	159,782	75,139
Taiwan Cement Corp.	67,000	77,651
Taiwan Cooperative Financial Holding Co., Ltd.	146,269	79,929
Taiwan Mobile Co., Ltd.	31,000	110,945
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	2,806,353
Uni-President Enterprises Corp.	82,960	158,772
United Microelectronics Corp.	220,000	100,978
Yuanta Financial Holding Co., Ltd.	158,675	68,019

		$8,705,649

9

Security	Shares	Value
Thailand — 0.6%
Mega Lifesciences PCL	598,400	$503,893
TTCL PCL(7)	767,100	412,460

		$916,353

Turkey — 2.1%
Akbank TAS	112,300	$334,080
Anadolu Efes Biracilik ve Malt Sanayii AS	12,800	75,091
Arcelik AS	13,700	101,273
BIM Birlesik Magazalar AS	11,200	218,436
Coca-Cola Icecek AS	5,200	62,839
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	110,500	99,951
Eregli Demir ve Celik Fabrikalari TAS	75,200	167,661
Ford Otomotiv Sanayi AS	4,800	61,413
Haci Omer Sabanci Holding AS	50,000	153,689
KOC Holding AS	33,800	157,409
Petkim Petrokimya Holding AS	44,200	80,807
TAV Havalimanlari Holding AS	11,600	70,301
Tofas Turk Otomobil Fabrikasi AS	7,900	69,415
Tupras-Turkiye Petrol Rafinerileri AS	6,600	203,398
Turk Hava Yollari AO(1)	35,900	90,145
Turk Sise ve Cam Fabrikalari AS	51,695	66,132
Turk Telekomunikasyon AS(1)	33,700	69,472
Turkcell Iletisim Hizmetleri AS	46,700	170,772
Turkiye Garanti Bankasi AS	117,700	352,474
Turkiye Halk Bankasi AS	34,800	149,305
Turkiye Is Bankasi, Class B	83,800	180,394
Turkiye Vakiflar Bankasi TAO, Class D	45,400	90,871
Ulker Biskuvi Sanayi AS	10,100	60,985
Yapi ve Kredi Bankasi AS(1)	55,000	70,997

		$3,157,310

United Arab Emirates — 0.0%(6)
Orascom Construction, Ltd.(1)	9,400	$62,349

		$62,349

Vietnam — 11.0%
Bank for Foreign Trade of Vietnam JSC	554,600	$920,958
Bao Viet Holdings	111,500	289,820
Binh Minh Plastics JSC	45,000	157,232
Century Synthetic Fiber Corp.(1)	175,966	110,978
Coteccons Construction JSC(1)	24,000	220,018
Danang Rubber JSC	67,496	79,732
Domesco Medical Import Export JSC	59,000	316,726
FPT Corp.	106,364	226,280
Gemadept Corp.(1)	61,050	108,808
HA TIEN 1 Cement JSC(1)	230,880	191,422
Ho Chi Minh City Infrastructure Investment JSC	262,900	375,939
Hoa Phat Group JSC	322,100	457,572
Hoa Sen Group	144,825	178,346
Imexpharm Pharmaceutical JSC	32,561	96,041

10

Security	Shares	Value
KIDO Group Corp.	243,900	$477,390
Kinh Bac City Development Share Holding Corp.(1)	268,100	172,731
Masan Group Corp.	712,300	1,341,802
Mobile World Investment Corp.	40,000	176,826
Nam Long Investment Corp.	120,956	161,481
PetroVietnam Drilling & Well Services JSC(1)	219,214	128,350
PetroVietnam Fertilizer & Chemical JSC	205,250	208,578
PetroVietnam Gas JSC	83,000	228,654
PetroVietnam Nhon Trach 2 Power JSC	158,000	199,059
PetroVietnam Technical Services Corp.	294,900	211,564
Pha Lai Thermal Power JSC	186,000	186,166
Refrigeration Electrical Engineering Corp.	115,000	188,185
Saigon - Hanoi Commercial Joint Stock Bank(1)	616,418	225,167
Saigon Securities, Inc.	400,730	463,477
Saigon Thuong Tin Commercial JSB(1)	977,216	563,551
Tan Tao Investment & Industry JSC(1)	675,400	124,735
TNG Investment & Trading JSC(1)	10	6
Traphaco JSC	31,399	165,750
Viet Capital Securities JSC(1)	209,500	562,317
Vietnam Construction and Import-Export JSC	251,400	221,151
Vietnam Dairy Products JSC	218,640	1,467,724
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	134,526
Vietnam Prosperity JSC Bank(1)	2,044,860	3,509,099
Vingroup JSC(1)	940,149	1,840,239
Vinh Son - Song Hinh Hydropower JSC	101,700	87,743

		$16,776,143

Total Common Stocks (identified cost $120,539,377)		$145,043,579

Short-Term Investments — 3.4%

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/17/17(8)	$1,000	$999,570

Total U.S. Treasury Obligations (identified cost $999,611)		$999,570

11

Other — 2.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(9)	4,177,263	$4,178,098

Total Other (identified cost $4,178,170)		$4,178,098

Total Short-Term Investments (identified cost $5,177,781)		$5,177,668

Total Investments — 98.7% (identified cost $125,717,158)		$150,221,247

Other Assets, Less Liabilities — 1.3%		$2,026,856

Net Assets — 100.0%		$152,248,103

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $5,019,007 or 3.3% of the Portfolio’s net assets.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $646,152 or 0.4% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $41,150.

12

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	32.7%	$49,733,982
Information Technology	14.7	22,308,439
Industrials	8.3	12,657,842
Consumer Staples	7.8	11,856,158
Real Estate	5.9	9,021,613
Materials	5.9	8,912,349
Consumer Discretionary	5.7	8,721,748
Telecommunication Services	5.6	8,536,109
Energy	5.2	7,899,366
Utilities	1.9	2,954,000
Health Care	1.6	2,441,973
Short-Term Investments	3.4	5,177,668

Total Investments	98.7%	$150,221,247

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	294,118	USD	347,883	Standard Chartered Bank	8/3/17	$312	$—
USD	332,377	EUR	294,118	Standard Chartered Bank	8/3/17	—	(15,818)
USD	438,298	EUR	384,300	Citibank, N.A.	8/8/17	—	(16,778)
USD	737,912	EUR	645,700	Credit Agricole Corporate and Investment Bank	8/8/17	—	(26,706)
USD	2,685,391	EUR	2,373,170	JPMorgan Chase Bank, N.A.	8/8/17	—	(124,843)
USD	2,691,134	EUR	2,378,245	JPMorgan Chase Bank, N.A.	8/8/17	—	(125,110)
USD	2,748,459	EUR	2,428,905	JPMorgan Chase Bank, N.A.	8/8/17	—	(127,775)
USD	4,057,829	EUR	3,586,039	JPMorgan Chase Bank, N.A.	8/8/17	—	(188,647)
USD	6,168,337	EUR	5,451,165	JPMorgan Chase Bank, N.A.	8/8/17	—	(286,764)
USD	7,530	EUR	6,500	Standard Chartered Bank	8/8/17	—	(167)
USD	18,166	EUR	16,200	Standard Chartered Bank	8/8/17	—	(1,018)
USD	30,963	EUR	27,700	Standard Chartered Bank	8/8/17	—	(1,838)
USD	420,061	EUR	368,900	Standard Chartered Bank	8/8/17	—	(16,779)
USD	32,527	EUR	28,900	UBS AG	8/8/17	—	(1,696)
USD	3,474,637	TWD	104,048,000	BNP Paribas	8/10/17	28,141	—
USD	19,118,088	CNH	130,068,000	Bank of America, N.A.	9/6/17	—	(187,118)
USD	349,434	EUR	294,118	Standard Chartered Bank	10/26/17	—	(327)
USD	829,467	THB	29,247,000	Standard Chartered Bank	11/10/17	—	(49,767)

						$28,453	$(1,171,151)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
E-mini MSCI Emerging Markets Index	254	Long	Sep-17	$12,774,930	$13,519,150	$744,220

						$744,220

13

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$744,220	$—

Total		$744,220	$—

Foreign Exchange	Forward foreign currency exchange contracts	$28,453	$(1,171,151)

Total		$28,453	$(1,171,151)

*	Amount represents cumulative unrealized appreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$126,114,549

Gross unrealized appreciation	$31,209,014
Gross unrealized depreciation	(7,102,316)

Net unrealized appreciation	$24,106,698

14

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$7,679,209	$80,477,640	$0	$88,156,849
Emerging Europe	6,571,722	18,751,997	—	25,323,719
Latin America	14,658,942	—	—	14,658,942
Middle East/Africa	62,763	16,841,306	—	16,904,069
Total Common Stocks	$28,972,636	$116,070,943 **	$0	$145,043,579
Short-Term Investments —
U.S. Treasury Obligations	$—	$999,570	$—	$999,570
Other	—	4,178,098	—	4,178,098
Total Investments	$28,972,636	$121,248,611	$0	$150,221,247
Forward Foreign Currency Exchange Contracts	$—	$28,453	$—	$28,453
Futures Contracts	744,220	—	—	744,220
Total	$29,716,856	$121,277,064	$—	$150,993,920

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,171,151)	$—	$(1,171,151)
Total	$—	$(1,171,151)	$—	$(1,171,151)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

15

Eaton Vance

Emerging Markets Local Income Fund

July 31, 2017 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $451,416,044 and the Fund owned 87.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 67.1%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.4%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$280,139
Albania Government Bond, 8.93%, 4/23/25	ALL	30,875	316,621
Republic of Albania, 5.75%, 11/12/20(1)	EUR	1,300	1,709,267

Total Albania			$2,306,027

Argentina — 1.4%
Republic of Argentina, 0.75%, 9/21/17	USD	2,239	$2,224,231
Republic of Argentina, 15.50%, 10/17/26	ARS	78,634	4,954,944

Total Argentina			$7,179,175

Barbados — 0.7%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,111,210
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	787	637,470

Total Barbados			$3,748,680

Belarus — 0.9%
Republic of Belarus, 6.875%, 2/28/23(1)	USD	2,050	$2,183,558
Republic of Belarus, 7.625%, 6/29/27(1)	USD	2,350	2,524,922

Total Belarus			$4,708,480

Bosnia and Herzegovina — 0.7%
Republic of Srpska, 1.50%, 6/30/23	BAM	195	$108,555
Republic of Srpska, 1.50%, 10/30/23	BAM	619	348,647
Republic of Srpska, 1.50%, 12/15/23	BAM	34	18,706
Republic of Srpska, 1.50%, 5/31/25	BAM	4,450	2,322,763
Republic of Srpska, 1.50%, 6/9/25	BAM	427	225,771
Republic of Srpska, 1.50%, 12/24/25	BAM	523	281,652
Republic of Srpska, 1.50%, 9/25/26	BAM	361	191,941
Republic of Srpska, 1.50%, 9/26/27	BAM	109	55,748

Total Bosnia and Herzegovina			$3,553,783

Brazil — 0.3%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,686,574

Total Brazil			$1,686,574

Colombia — 0.7%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,269,517
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,414,929

Total Colombia			$3,684,446

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	62,815	$90,046

Total Costa Rica			$90,046

Croatia — 1.3%
Croatia, 6.75%, 11/5/19(1)	USD	6,000	$6,539,436

Total Croatia			$6,539,436

1

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — 7.2%
Dominican Republic, 9.04%, 1/23/18(1)	USD	111	$114,040
Dominican Republic, 9.04%, 1/23/18(2)	USD	372	380,293
Dominican Republic, 10.375%, 3/4/22(1)	DOP	597,600	12,778,682
Dominican Republic, 10.40%, 5/10/19(1)	DOP	279,000	5,941,620
Dominican Republic, 14.00%, 6/8/18(1)	DOP	13,400	292,370
Dominican Republic, 15.00%, 4/5/19(1)	DOP	409,000	9,369,223
Dominican Republic, 15.95%, 6/4/21(1)	DOP	322,600	8,082,647
Dominican Republic, 16.00%, 7/10/20(1)	DOP	9,900	241,012
Dominican Republic, 16.95%, 2/4/22(1)	DOP	3,600	95,005

Total Dominican Republic			$37,294,892

Ecuador — 1.2%
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	5,615	$5,979,975

Total Ecuador			$5,979,975

El Salvador — 1.1%
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	4,680	$4,744,350
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	985	1,021,938

Total El Salvador			$5,766,288

Fiji — 0.5%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,588,219

Total Fiji			$2,588,219

Georgia — 2.5%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	210	$86,964
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,258	947,040
Georgia Treasury Bond, 10.25%, 4/16/20	GEL	130	57,593
Georgia Treasury Bond, 10.50%, 2/5/25(5)	GEL	2,934	1,340,084
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	13,875	6,516,036
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	3,580	1,547,173
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	5,422	2,654,290

Total Georgia			$13,149,180

India — 2.7%
India Government Bond, 7.88%, 3/19/30	INR	640,580	$10,716,899
India Government Bond, 7.95%, 8/28/32	INR	191,000	3,227,019

Total India			$13,943,918

Indonesia — 10.1%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,374,794
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	2,958,381
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	373,192
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	923,593
Indonesia Government Bond, 8.25%, 5/15/36	IDR	237,518,000	18,936,017
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,519,028
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,147,133
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	9,569,089
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,628,123
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,441,586
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	505,665
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,925,399
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	776,621
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,047,576

Total Indonesia			$52,126,197

2

Security	Principal Amount (000’s omitted)		Value
Lebanon — 0.6%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	1,661	$1,675,241
Lebanese Republic, 5.15%, 11/12/18(1)	USD	1,048	1,055,493
Lebanese Republic, 5.45%, 11/28/19(1)	USD	175	175,191

Total Lebanon			$2,905,925

Macedonia — 1.2%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	4,871	$6,026,640

Total Macedonia			$6,026,640

Malaysia — 0.8%
Malaysia Government Bond, 3.26%, 3/1/18	MYR	17,000	$3,973,350

Total Malaysia			$3,973,350

Mexico — 1.7%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$2,215,635
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,468,704
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,325,994
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,613,375

Total Mexico			$8,623,708

Nigeria — 0.2%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$918,575

Total Nigeria			$918,575

Peru — 3.7%
Peru Government Bond, 5.20%, 9/12/23	PEN	47,439	$15,041,582
Peru Government Bond, 6.15%, 8/12/32(1)(2)	PEN	6,029	1,914,167
Peru Government Bond, 6.35%, 8/12/28	PEN	1,462	479,447
Peru Government Bond, 8.20%, 8/12/26	PEN	5,312	1,969,933

Total Peru			$19,405,129

Russia — 5.2%
Russia Government Bond, 6.40%, 5/27/20	RUB	195,995	$3,161,686
Russia Government Bond, 7.60%, 4/14/21	RUB	233,826	3,877,546
Russia Government Bond, 7.70%, 3/23/33	RUB	458,815	7,539,867
Russia Government Bond, 7.75%, 9/16/26	RUB	550,632	9,264,505
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	3,075,937

Total Russia			$26,919,541

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,640	$1,691,890

Total Rwanda			$1,691,890

Serbia — 7.9%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,109,725
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,788,359
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	2,617,910	26,380,591
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	1,007,274
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	7,395,975

Total Serbia			$40,681,924

Seychelles — 0.3%
Republic of Seychelles, 7.00% to 1/1/18, 1/1/26(1)(6)	USD	1,670	$1,735,457

Total Seychelles			$1,735,457

3

Security	Principal Amount (000’s omitted)		Value
South Africa — 1.3%
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	$6,802,120

Total South Africa			$6,802,120

Sri Lanka — 7.4%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	$2,439,349
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	54,000	341,366
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	336,690	2,120,279
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,225,324
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	27,000	176,840
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	432,000	2,826,192
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	845,000	5,505,983
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	195,340	1,279,564
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	38,000	249,536
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,882,408
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	350,341
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	296,237
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	54,000	359,826
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,415,000	9,479,735
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	141,604
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	850,240	5,669,332

Total Sri Lanka			$38,343,916

Suriname — 1.4%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	6,808	$6,995,220

Total Suriname			$6,995,220

Tanzania — 1.5%
United Republic of Tanzania, 7.421%, 3/9/20(1)(7)	USD	7,271	$7,614,950

Total Tanzania			$7,614,950

Thailand — 1.9%
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	352,618	$9,972,775

Total Thailand			$9,972,775

Total Foreign Government Bonds (identified cost $350,155,027)			$346,956,436

Foreign Corporate Bonds — 1.7%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.0%
Banco Hipotecario SA, 22.417%, 1/12/20(1)(7)	ARS	41,123	$2,319,942
YPF SA, 24.104%, 7/7/20(1)(7)	USD	2,550	2,593,781

Total Argentina			$4,913,723

Azerbaijan — 0.0%(3)
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(8)	USD	300	$130,893

Total Azerbaijan			$130,893

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$243,233

Total Colombia			$243,233

4

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.4%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	3,220	$1,355,761
Bank of Georgia JSC, 11.00%, 6/1/20(1)	GEL	1,625	686,469

Total Georgia			$2,042,230

Mexico — 0.2%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$328,043
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	538,113
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	323,577

Total Mexico			$1,189,733

Total Foreign Corporate Bonds (identified cost $10,054,706)			$8,519,812

Sovereign Loans — 1.5%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.9%
Government of Barbados,
Term Loan, 11.44%, Maturing December 20, 2019(9)(10)		$4,700	$4,707,637

Total Barbados			$4,707,637

Ethiopia — 0.5%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed),
Term Loan, 5.10%, Maturing August 1, 2021(9)(10)		$2,400	$2,374,008

Total Ethiopia			$2,374,008

Kenya — 0.1%
Government of Kenya,
Term Loan, 6.42%, Maturing April 18, 2019(9)		$730	$730,000

Total Kenya			$730,000

Total Sovereign Loans (identified cost $7,622,527)			$7,811,645

Currency Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call HUF/Put EUR	Deutsche Bank AG	EUR	17,050	HUF	310.20	5/30/18	$603,173
Put COP/Call USD	Goldman Sachs International	USD	4,300	COP	3,175.00	11/16/17	48,796
Put IDR/Call USD	BNP Paribas	USD	4,300	IDR	14,130.00	11/16/17	16,998
Put MXN/Call USD	Citibank, N.A.	USD	8,600	MXN	20.70	11/16/17	18,086
Put TRY/Call USD	Citibank, N.A.	USD	4,300	TRY	4.03	11/17/17	20,532

Total Currency Options Purchased (identified cost $742,728)							$707,585

5

Short-Term Investments — 25.8%

Foreign Government Securities — 10.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 4.8%
Egypt Treasury Bill, 0.00%, 8/1/17	EGP	40,150	$2,241,251
Egypt Treasury Bill, 0.00%, 8/8/17	EGP	38,175	2,125,281
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	117,000	6,345,717
Egypt Treasury Bill, 0.00%, 10/17/17	EGP	75,875	4,056,464
Egypt Treasury Bill, 0.00%, 10/31/17	EGP	41,750	2,229,781
Egypt Treasury Bill, 0.00%, 11/14/17	EGP	33,175	1,758,253
Egypt Treasury Bill, 0.00%, 1/9/18	EGP	27,525	1,411,037
Egypt Treasury Bill, 0.00%, 1/16/18	EGP	26,700	1,363,533
Egypt Treasury Bill, 0.00%, 1/23/18	EGP	64,450	3,278,845

Total Egypt			$24,810,162

El Salvador — 1.1%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	5,715	$5,707,188

Total El Salvador			$5,707,188

Georgia — 0.5%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	1,180	$475,227
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	4,714	1,836,590

Total Georgia			$2,311,817

Kazakhstan — 2.4%
National Bank of Kazakhstan Note, 0.00%, 8/18/17	KZT	2,914,000	$8,802,538
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	820,200	2,451,726
National Bank of Kazakhstan Note, 0.00%, 10/6/17	KZT	173,034	516,353
National Bank of Kazakhstan Note, 0.00%, 10/20/17	KZT	192,610	572,858

Total Kazakhstan			$12,343,475

Uruguay — 1.7%
Uruguay Treasury Bill, 0.00%, 12/14/17	UYU	14,599	$500,165
Uruguay Treasury Bill, 0.00%, 12/22/17	UYU	61,317	2,093,254
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	63,216	2,135,174
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	99,670	3,326,187
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	5,840	191,145
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	23,360	765,962

Total Uruguay			$9,011,887

Total Foreign Government Securities (identified cost $54,562,517)			$54,184,529

U.S. Treasury Obligations — 3.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/17/17(11)		$7,000	$6,996,990
U.S. Treasury Bill, 0.00%, 9/28/17(11)		11,800	11,781,557

Total U.S. Treasury Obligations (identified cost $18,779,281)			$18,778,547

6

Repurchase Agreements — 0.1%

Description	Principal Amount (000’s omitted)	Value
Bank of Georgia:
Dated 6/7/17 with an interest rate of 1.00%, collateralized by USD 300,000 Republic of Georgia 6.875%, due 4/12/21 and a market value, including accrued interest, of $343,766.(12)	$338	$337,520

Total Repurchase Agreements (identified cost $337,520)		$337,520

Other — 11.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(13)	60,161,104	$60,173,136

Total Other (identified cost $60,173,136)		$60,173,136

Total Short-Term Investments (identified cost $133,852,454)		$133,473,732

Total Investments — 96.2% (identified cost $502,427,442)		$497,469,210

Currency Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call COP/Put USD	Goldman Sachs International	USD	4,300	COP	2,785.00	11/16/17	$(14,525)
Call MXN/Put USD	Citibank, N.A.	USD	8,600	MXN	18.20	11/16/17	(225,853)
Call TRY/Put USD	Citibank, N.A.	USD	4,300	TRY	3.54	11/17/17	(48,526)

Total Currency Options Written (premiums received $217,597)							$(288,904)

Other Assets, Less Liabilities — 3.9%							$20,103,880

Net Assets — 100.0%							$517,284,186

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $112,666,048 or 21.8% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $15,476,658 or 3.0% of the Portfolio’s net assets.

7

(3)	Amount is less than 0.05%.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2017.

(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at July 31, 2017.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(12)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $276,720.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	94,446,000	USD	861,734	Citibank, N.A.	8/1/17	$46,576	$—
KES	39,608,000	USD	381,103	Citibank, N.A.	8/1/17	—	(183)
KES	54,838,000	USD	527,644	Citibank, N.A.	8/1/17	—	(254)
USD	908,746	KES	94,446,000	Citibank, N.A.	8/1/17	437	—
USD	379,860	KES	39,608,000	Citibank, N.A.	8/1/17	—	(1,059)
USD	525,772	KES	54,838,000	Citibank, N.A.	8/1/17	—	(1,618)
BRL	112,816,770	USD	33,931,386	Standard Chartered Bank	8/2/17	2,246,968	—
BRL	113,565,167	USD	36,274,688	Standard Chartered Bank	8/2/17	143,663	—
BRL	748,397	USD	232,097	State Street Bank and Trust Company	8/2/17	7,901	—
USD	36,035,637	BRL	112,816,770	Standard Chartered Bank	8/2/17	—	(142,717)
USD	36,075,339	BRL	113,565,167	Standard Chartered Bank	8/2/17	—	(343,013)
USD	239,051	BRL	748,397	State Street Bank and Trust Company	8/2/17	—	(947)
USD	3,369,198	ZAR	44,184,000	Credit Agricole Corporate and Investment Bank	8/2/17	16,528	—
USD	963,414	ZAR	12,634,302	Credit Agricole Corporate and Investment Bank	8/2/17	4,726	—
ZAR	44,184,000	USD	3,283,477	Citibank, N.A.	8/2/17	69,193	—
ZAR	4,223,849	USD	313,890	Citibank, N.A.	8/2/17	6,615	—
ZAR	8,410,453	USD	632,227	JPMorgan Chase Bank, N.A.	8/2/17	5,956	—
EUR	10,599,306	USD	12,536,859	Standard Chartered Bank	8/3/17	11,254	—
KZT	1,120,000,000	USD	3,328,380	Deutsche Bank AG	8/3/17	70,236	—
USD	11,898,781	EUR	10,599,306	Standard Chartered Bank	8/3/17	—	(649,333)
USD	3,423,925	KZT	1,120,000,000	Deutsche Bank AG	8/3/17	25,308	—
CZK	5,349,000	EUR	202,940	Goldman Sachs International	8/7/17	2,554	—
EUR	205,336	CZK	5,349,000	Citibank, N.A.	8/7/17	282	—
PEN	12,650,000	USD	3,860,238	UBS AG	8/7/17	41,503	—
PLN	15,423,293	EUR	3,642,923	HSBC Bank USA, N.A.	8/7/17	—	(24,326)
PLN	15,000,000	USD	3,896,740	HSBC Bank USA, N.A.	8/7/17	274,827	—
RON	7,082,000	EUR	1,547,302	Deutsche Bank AG	8/7/17	6,368	—
RUB	36,309,880	USD	605,215	Deutsche Bank AG	8/7/17	1,502	—
RUB	307,561,000	USD	5,103,900	Goldman Sachs International	8/7/17	35,267	—

8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RUB	142,432,000	USD	2,423,467	Goldman Sachs International	8/7/17	$—	$(43,510)
RUB	292,000,000	USD	4,968,352	Goldman Sachs International	8/7/17	—	(89,201)
USD	2,301,323	PEN	7,477,000	State Street Bank and Trust Company	8/7/17	—	(4,867)
USD	5,520,940	PEN	17,937,534	State Street Bank and Trust Company	8/7/17	—	(11,677)
USD	3,985,790	RUB	230,000,000	Australia and New Zealand Banking Group Limited	8/7/17	142,623	—
USD	5,126,444	RUB	307,561,000	Deutsche Bank AG	8/7/17	—	(12,723)
USD	3,995,053	RUB	240,741,880	Goldman Sachs International	8/7/17	—	(27,605)
TRY	15,097,000	USD	4,132,315	BNP Paribas	8/8/17	148,530	—
TRY	13,339,000	USD	3,648,822	Citibank, N.A.	8/8/17	133,531	—
COP	20,436,000,000	USD	6,822,233	The Bank of Nova Scotia	8/9/17	15,980	—
EUR	34,456,818	USD	38,971,523	Goldman Sachs International	8/10/17	1,835,392	—
TRY	14,285,000	USD	3,863,265	Goldman Sachs International	8/11/17	183,163	—
IDR	250,258,738,000	USD	18,715,131	Bank of America, N.A.	8/14/17	51,017	—
USD	3,601,942	IDR	48,320,048,900	Barclays Bank PLC	8/14/17	—	(21,433)
USD	3,154,151	IDR	42,322,400,000	Deutsche Bank AG	8/14/17	—	(19,478)
RSD	8,724,076	USD	79,686	Deutsche Bank AG	8/17/17	6,209	—
EGP	122,947,000	USD	6,977,696	Citibank, N.A.	8/21/17	—	(153,196)
PLN	5,100,000	EUR	1,206,440	Barclays Bank PLC	8/21/17	—	(11,279)
PLN	12,300,000	EUR	2,903,024	Citibank, N.A.	8/21/17	—	(19,351)
PLN	6,300,000	EUR	1,497,604	Morgan Stanley & Co. International PLC	8/21/17	—	(22,577)
PLN	6,300,000	EUR	1,492,070	State Street Bank and Trust Company	8/21/17	—	(16,020)
RUB	240,741,880	USD	3,982,694	Goldman Sachs International	8/22/17	28,609	—
RUB	400,000,000	USD	6,646,671	Goldman Sachs International	8/22/17	18,231	—
RUB	5,000,326	USD	83,594	Goldman Sachs International	8/22/17	—	(278)
RUB	4,707,000	USD	77,834	HSBC Bank USA, N.A.	8/22/17	595	—
USD	126,738	RUB	7,581,000	Goldman Sachs International	8/22/17	421	—
USD	5,013,704	RUB	301,727,211	Goldman Sachs International	8/22/17	—	(13,752)
USD	5,088,110	RUB	307,561,000	Goldman Sachs International	8/22/17	—	(36,550)
USD	1,352,228	RUB	81,776,000	HSBC Bank USA, N.A.	8/22/17	—	(10,344)
USD	3,613,627	RUB	215,361,300	Standard Chartered Bank	8/22/17	25,221	—
MXN	311,683,772	USD	16,978,959	Goldman Sachs International	8/23/17	469,846	—
USD	2,101,758	MXN	38,582,098	Goldman Sachs International	8/23/17	—	(58,160)
COP	30,800,000,000	USD	10,173,746	State Street Bank and Trust Company	8/24/17	115,146	—
CZK	82,628,500	EUR	3,121,590	HSBC Bank USA, N.A.	8/24/17	56,389	—
RON	39,742,499	EUR	8,701,721	BNP Paribas	8/30/17	7,505	—
BRL	113,565,167	USD	35,850,986	Standard Chartered Bank	9/5/17	331,245	—
TRY	13,311,000	USD	3,713,281	Deutsche Bank AG	9/5/17	26,448	—
UGX	9,757,170,000	USD	2,588,109	Citibank, N.A.	9/11/17	79,447	—
DOP	492,000,000	USD	10,220,149	Citibank, N.A.	9/14/17	52,051	—
COP	44,760,140,000	USD	14,724,457	Standard Chartered Bank	9/21/17	179,132	—
MXN	311,683,772	USD	17,634,580	HSBC Bank USA, N.A.	9/21/17	—	(266,066)
PHP	741,074,000	USD	14,724,300	Deutsche Bank AG	9/21/17	—	(82,962)
CZK	105,655,000	EUR	3,937,062	JPMorgan Chase Bank, N.A.	9/22/17	140,042	—
CZK	82,628,500	EUR	3,076,037	JPMorgan Chase Bank, N.A.	9/25/17	113,387	—
PLN	1,552,000	USD	418,697	Goldman Sachs International	9/26/17	12,920	—
PLN	63,079,555	USD	16,607,356	State Street Bank and Trust Company	9/26/17	935,290	—
CZK	125,521,000	EUR	4,671,708	JPMorgan Chase Bank, N.A.	9/27/17	173,885	—
USD	5,274,644	EUR	4,515,189	Standard Chartered Bank	9/28/17	—	(86,829)
USD	13,954,066	EUR	12,144,531	Standard Chartered Bank	9/28/17	—	(466,719)
CZK	53,082,000	EUR	1,975,512	Societe Generale	9/29/17	73,822	—
TRY	24,188,453	USD	6,692,218	Goldman Sachs International	9/29/17	62,222	—
CZK	2,910,000	EUR	112,055	JPMorgan Chase Bank, N.A.	10/4/17	—	(401)
CZK	53,082,000	EUR	2,041,772	Societe Generale	10/4/17	—	(4,659)
USD	302,823	EUR	262,710	Standard Chartered Bank	10/5/17	—	(9,246)
USD	2,173,832	EUR	1,885,877	Standard Chartered Bank	10/5/17	—	(66,375)

9

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CZK	5,349,000	EUR	205,626	Citibank, N.A.	10/11/17	$—	$(324)
UGX	5,996,500,000	USD	1,582,190	Barclays Bank PLC	10/11/17	40,604	—
USD	3,565,378	IDR	48,400,000,000	JPMorgan Chase Bank, N.A.	10/13/17	—	(40,916)
COP	47,941,000,000	USD	15,702,915	UBS AG	10/18/17	208,667	—
IDR	163,095,944,224	USD	12,097,311	Credit Agricole Corporate and Investment Bank	10/18/17	47,190	—
MXN	218,200,000	USD	12,239,680	JPMorgan Chase Bank, N.A.	10/18/17	—	(131,450)
USD	1,512,840	EUR	1,293,136	Deutsche Bank AG	10/19/17	—	(24,379)
USD	5,577,107	EUR	4,760,655	Goldman Sachs International	10/20/17	—	(82,428)
ARS	118,800,000	USD	6,662,928	Citibank, N.A.	10/24/17	—	(249,562)
ARS	127,700,000	USD	7,556,213	UBS AG	10/24/17	—	(662,385)
USD	12,592,770	EUR	10,599,306	Standard Chartered Bank	10/26/17	—	(11,779)
ZAR	12,634,302	USD	949,292	Credit Agricole Corporate and Investment Bank	11/2/17	—	(4,675)
ZAR	44,184,000	USD	3,319,812	Credit Agricole Corporate and Investment Bank	11/2/17	—	(16,348)
UGX	8,982,310,000	USD	2,399,762	Citibank, N.A.	12/8/17	—	(16,997)
UGX	4,407,970,000	USD	1,178,602	JPMorgan Chase Bank, N.A.	12/13/17	—	(11,265)
UGX	9,034,100,000	USD	2,415,535	Citibank, N.A.	1/8/18	—	(43,965)
UGX	3,428,449,000	USD	916,698	Standard Chartered Bank	1/11/18	—	(17,590)
KZT	1,120,000,000	USD	3,322,358	Deutsche Bank AG	1/29/18	—	(39,984)
USD	1,278,823	THB	44,026,676	Deutsche Bank AG	3/26/18	—	(45,744)
USD	1,273,526	THB	44,220,000	Deutsche Bank AG	3/26/18	—	(56,857)
USD	2,536,732	THB	87,494,438	Deutsche Bank AG	3/26/18	—	(95,585)
USD	847,438	THB	29,440,000	JPMorgan Chase Bank, N.A.	3/26/18	—	(38,280)
USD	1,705,199	THB	58,658,840	JPMorgan Chase Bank, N.A.	3/26/18	—	(59,584)
USD	2,030,854	THB	69,962,908	JPMorgan Chase Bank, N.A.	3/26/18	—	(74,018)
UGX	13,316,530,000	USD	3,506,195	Standard Chartered Bank	4/18/18	—	(128,248)

						$8,732,424	$(4,571,071)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Depreciation
8/24/17	COP	27,783,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$9,304,268	$(1,126)
8/24/17	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	2,099,637	(13,929)
8/24/17	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,140,894	(12,496)
8/24/17	COP	15,764,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	5,279,333	(24,834)
8/24/17	COP	18,490,000	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	6,191,950	(44,495)
9/22/17	COP	17,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	5,692,978	(44,013)

						$(140,893)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	238	Short	Sep-17	$ (23,883,773)	$(23,863,219)	$20,554
U.S. 10-Year Deliverable Interest Rate Swap	147	Short	Sep-17	(15,059,198)	(14,984,813)	74,385

						$94,939

10

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	15,272	Pays	Brazil CETIP Interbank Deposit Rate	9.31%		1/2/19	$64,138
CME Group, Inc.	BRL	7,647	Pays	Brazil CETIP Interbank Deposit Rate	9.33		1/2/19	32,722
CME Group, Inc.	BRL	7,687	Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	33,948
CME Group, Inc.	BRL	15,269	Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	67,426
CME Group, Inc.	BRL	22,974	Pays	Brazil CETIP Interbank Deposit Rate	9.38		1/2/19	104,245
CME Group, Inc.	BRL	26,985	Pays	Brazil CETIP Interbank Deposit Rate	9.39		1/2/19	125,794
CME Group, Inc.	MXN	452,430	Pays	Mexico Interbank TIIE 28 Day	6.83		6/28/19	(92,060)
CME Group, Inc.	MXN	204,680	Pays	Mexico Interbank TIIE 28 Day	6.83		7/1/19	(40,967)
CME Group, Inc.	MXN	242,890	Pays	Mexico Interbank TIIE 28 Day	6.83		7/1/19	(47,725)
CME Group, Inc.	MXN	135,000	Pays	Mexico Interbank TIIE 28 Day	7.16		4/21/20	52,694
CME Group, Inc.	MXN	108,400	Pays	Mexico Interbank TIIE 28 Day	6.78		7/11/22	(18,247)
CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08		6/27/24	(191,842)
CME Group, Inc.	MXN	130,000	Pays	Mexico Interbank TIIE 28 Day	6.21		6/29/26	(436,461)
CME Group, Inc.	MXN	70,000	Pays	Mexico Interbank TIIE 28 Day	7.43		6/22/37	(16,928)
LCH.Clearnet(1)	EUR	20,440	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	9/20/22	(3,849)
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44		5/9/19	129,977
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25		6/5/19	151,259
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR	1.72		2/27/20	(15,923)
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR	1.78		2/27/20	(8,429)
LCH.Clearnet	PLN	2,300	Pays	6-month PLN WIBOR	5.36		7/30/20	90,788
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19		10/28/21	6,095
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44		10/28/24	(11,702)
LCH.Clearnet(1)	USD	8,730	Receives	3-month USD-LIBOR-BBA	1.75	(2)	9/20/19	(6,638)
LCH.Clearnet	ZAR	44,500	Pays	3-month ZAR JIBAR	7.67		5/15/24	39,672
LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR	8.79		3/18/26	365,240
LCH.Clearnet	ZAR	54,320	Pays	3-month ZAR JIBAR	8.12		10/6/26	95,830

								$469,057

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$1,363,092
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	(16,899)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	117,186
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	297,369
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	475,591
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate	2.03	4/24/22	89,216
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(2,384)
Credit Suisse International	RUB	193,050	Pays	3-month Moscow Prime Offered Rate	8.07	5/10/22	(34,527)

11

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate	7.85%	5/23/22	$(16,144)
Deutsche Bank AG	BRL	32,650	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	153,715
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	196,529
Deutsche Bank AG	COP	13,747,900	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	27,916
Deutsche Bank AG	COP	2,715,200	Pays	Colombia Overnight Interbank Reference Rate	5.41	3/22/19	4,317
Deutsche Bank AG	COP	3,673,900	Pays	Colombia Overnight Interbank Reference Rate	5.36	3/26/19	5,005
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	60,184
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	127,785
Goldman Sachs International	COP	13,748,000	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	27,528
Goldman Sachs International	COP	220,000,000	Pays	Colombia Overnight Interbank Reference Rate	5.13	4/24/19	68,843
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	30,863
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	386,383
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	33,665
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	91,946
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	16,625
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	16,604
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	33,761
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	55,243
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	181,329
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate	15.58	1/2/19	2,167,367
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	90,846
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	192,164
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	411,166
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	11,892
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	13,429
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	(42,513)

							$6,635,092

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX Emerging Markets Index	ICE Clear Credit	$100	1.00	%(1)	6/20/22	1.90%	$(3,919)	$4,193	$274

Total		$100					$(3,919)	$4,193	$274

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Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
South Africa	ICE Clear Credit	$150	1.00	%(1)	12/20/19	$(656)	$(2,181)	$(2,837)
South Africa	ICE Clear Credit	100	1.00	(1)	3/20/20	(236)	(1,643)	(1,879)

Total						$(892)	$(3,824)	$(4,716)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bahamas	Deutsche Bank AG	$1,600	1.00	%(1)	6/20/22	2.89%	$(124,677)	$140,567	$15,890
El Salvador	Citibank, N.A.	8,490	1.00	(1)	9/20/17	2.38	(6,658)	30,172	23,514
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	0.18	6,049	2,335	8,384
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	0.18	7,073	1,072	8,145
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	0.18	2,140	431	2,571
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	0.18	1,582	284	1,866
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	0.18	1,047	313	1,360
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	0.18	1,003	280	1,283
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	0.18	2,652	696	3,348
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	0.18	1,745	541	2,286
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	0.18	3,025	1,264	4,289
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	0.18	4,653	1,796	6,449
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	0.18	1,884	808	2,692
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	0.18	1,187	483	1,670
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	0.18	11,634	2,091	13,725
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	0.18	931	214	1,145
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	0.23	26,678	11,712	38,390
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	0.79	42,145	134,994	177,139
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	0.79	17,786	56,222	74,008

Total		$47,358					$1,879	$386,275	$388,154

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
Lebanon	Goldman Sachs International	$199	5.00	%(1)	12/20/18	$(7,370)	$2,880	$(4,490)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(7,962)	3,364	(4,598)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	(1,319)	(3,320)	(4,639)
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	3,809	(7,514)	(3,705)
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	5,623	(10,112)	(4,489)
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	(1,319)	(3,837)	(5,156)
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	(242)	(1,052)	(1,294)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	4,099	(7,345)	(3,246)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	5,441	(10,334)	(4,893)
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	(242)	(1,154)	(1,396)
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	(242)	(1,404)	(1,646)

13

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
South Africa	Credit Suisse International	$775	1.00	%(1)	12/20/20	$5,623	$(10,752)	$(5,129)
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	5,732	(11,517)	(5,785)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	6,095	(15,052)	(8,957)
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	1,728	(8,922)	(7,194)
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	4,425	(8,264)	(3,839)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	5,913	(11,265)	(5,352)
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	5,950	(11,518)	(5,568)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	(440)	(1,516)	(1,956)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	(440)	(1,820)	(2,260)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	(242)	(1,134)	(1,376)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	(242)	(1,175)	(1,417)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	(242)	(1,623)	(1,865)

Total						$34,136	$(124,386)	$(90,250)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $47,458,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized
Deutsche Bank AG	3-month ZAR JIBAR + 50bp on ZAR 47,360,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	7/29/19/ 7/29/22	$(35,455)
Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	Not Applicable/ 4/3/19	(3,781,356)
Goldman Sachs International	9.56% on TRY 16,903,000 plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 plus TRY 16,903,000	Not Applicable/ 7/28/23	(979,433)
Goldman Sachs International	9.51% on TRY 43,482,000 plus USD 14,326,853	3-month USD-LIBOR-BBA on USD 14,326,853 plus TRY 43,482,000	Not Applicable/ 7/29/23	(2,600,427)

				$(7,396,671)

14

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Currency Abbreviations:

ALL	-	Albanian Lek

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	$—	$—
Options written	17,200	217,597

Outstanding, end of period	$17,200	$217,597

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its Portfolio.

15

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$187,652	$(151,637)
Credit	Credit default swaps (centrally cleared)*	274	(4,716)

Total		$187,926	$(156,353)

Foreign Exchange	Currency options purchased	$707,585	$—
Foreign Exchange	Currency options written	—	(288,904)
Foreign Exchange	Forward foreign currency exchange contracts	$8,732,424	$(4,571,071)

Total		$9,440,009	$(4,859,975)

Interest Rate	Cross-currency swaps	$—	$(7,396,671)
Interest Rate	Financial futures contracts*	94,939	—
Interest Rate	Interest rate swaps	6,747,559	(112,467)
Interest Rate	Interest rate swaps (centrally cleared)	1,359,828	(890,771)
Interest Rate	Non-deliverable bond forward contracts	—	(140,893)

Total		$8,202,326	$(8,540,802)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2017 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
Bank of Georgia	6/7/17	On Demand	0.00%	$337,520	$337,520	$331,139

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$505,132,782

Gross unrealized appreciation	$11,078,360
Gross unrealized depreciation	(18,741,932)

Net unrealized depreciation	$(7,663,572)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

16

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$346,956,436	$—	$346,956,436
Foreign Corporate Bonds	—	8,519,812	—	8,519,812
Sovereign Loans	—	7,811,645	—	7,811,645
Currency Options Purchased	—	707,585	—	707,585
Short-Term Investments —
Foreign Government Securities	—	54,184,529	—	54,184,529
U.S. Treasury Obligations	—	18,778,547	—	18,778,547
Repurchase Agreements	—	337,520	—	337,520
Other	—	60,173,136	—	60,173,136
Total Investments	$—	$497,469,210	$—	$497,469,210
Forward Foreign Currency Exchange Contracts	$—	$8,732,424	$—	$8,732,424
Futures Contracts	94,939	—	—	94,939
Swap Contracts	—	8,295,039	—	8,295,039
Total	$94,939	$514,496,673	$—	$514,591,612

Liability Description
Currency Options Written	$—	$(288,904)	$—	$(288,904)
Forward Foreign Currency Exchange Contracts	—	(4,571,071)	—	(4,571,071)
Non-deliverable Bond Forward Contracts	—	(140,893)	—	(140,893)
Swap Contracts	—	(8,556,357)	—	(8,556,357)
Total	$—	$(13,557,225)	$—	$(13,557,225)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

17

Eaton Vance

Floating-Rate & High Income Fund

July 31, 2017 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2017, the Fund owned 15.5% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 16.3% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2017 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $1,557,113,661)	$1,533,950,843	84.4%

High Income Opportunities Portfolio (identified cost, $294,375,456)	299,548,640	16.5

Total Investments in Affiliated Portfolios (identified cost $ 1,851,489,117)	$1,833,499,483	100.9%

Other Assets, Less Liabilities	$(15,706,939)	(0.9)%

Net Assets	$1,817,792,544	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2017 and October 31, 2016, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at July 31, 2017 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Floating Rate Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 90.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.3%
Accudyne Industries, LLC
Term Loan, 4.23%, Maturing December 13, 2019		8,708	$8,696,176
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.71%, Maturing June 1, 2024		4,325	4,379,136
IAP Worldwide Services, Inc.
Revolving Loan, 1.37%, Maturing July 18, 2018(2)		5,347	5,311,801
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,176	5,778,148
TransDigm, Inc.
Term Loan, 4.29%, Maturing February 28, 2020		28,535	28,670,120
Term Loan, 4.29%, Maturing June 4, 2021		33,853	34,025,786
Term Loan, 4.23%, Maturing June 9, 2023		28,840	29,029,215
Wesco Aircraft Hardware Corp.
Term Loan, 4.24%, Maturing October 4, 2021		12,513	12,502,077

			$128,392,459

Automotive — 2.0%
American Axle and Manufacturing, Inc.
Term Loan, 3.49%, Maturing April 6, 2024		38,635	$38,630,732
CS Intermediate Holdco 2, LLC
Term Loan, 3.55%, Maturing October 26, 2023		6,365	6,388,267
Dayco Products, LLC
Term Loan, 6.23%, Maturing May 19, 2023		11,725	11,812,938
FCA US, LLC
Term Loan, 3.23%, Maturing December 31, 2018		10,000	10,053,750
Federal-Mogul Holdings Corporation
Term Loan, 4.98%, Maturing April 15, 2021		45,293	45,580,308
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.23%, Maturing April 30, 2019		16,217	16,294,712
Horizon Global Corporation
Term Loan, 5.73%, Maturing June 30, 2021		5,974	6,026,224
Sage Automotive Holdings, Inc.
Term Loan, 6.23%, Maturing October 27, 2022		10,572	10,651,164
TI Group Automotive Systems, LLC
Term Loan, 3.75%, Maturing June 30, 2022	EUR	7,885	9,435,841
Term Loan, 3.98%, Maturing June 30, 2022		21,800	21,895,683
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing March 7, 2024		17,820	17,890,075
Visteon Corporation
Term Loan, 3.55%, Maturing March 24, 2024		2,500	2,515,625

			$197,175,319

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.48%, Maturing March 20, 2024		5,636	$5,711,610

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flavors Holdings, Inc.
Term Loan, 7.05%, Maturing April 3, 2020		10,824	$10,229,034
Term Loan - Second Lien, 11.30%, Maturing October 3, 2021		3,000	2,250,000

			$18,190,644

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		11,023	$11,201,804
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		34,278	33,913,572
Salient Partners L.P.
Term Loan, 9.80%, Maturing May 19, 2021		9,077	8,805,054

			$53,920,430

Building and Development — 2.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.73%, Maturing October 31, 2023		32,045	$32,257,721
Auction.com, LLC
Term Loan, 6.24%, Maturing May 12, 2019		12,781	12,892,645
Capital Automotive L.P.
Term Loan, 4.24%, Maturing March 24, 2024		5,000	5,053,750
CPG International, Inc.
Term Loan, 5.05%, Maturing May 3, 2024		15,592	15,653,823
DTZ U.S. Borrower, LLC
Term Loan, 4.49%, Maturing November 4, 2021		30,585	30,741,638
HD Supply Waterworks Ltd.
Term Loan, Maturing August 1, 2024(4)		8,525	8,596,934
Henry Company, LLC
Term Loan, 5.73%, Maturing October 5, 2023		7,501	7,641,190
PCF GmbH
Term Loan, Maturing March 30, 2024(4)	EUR	8,625	10,320,886
Ply Gem Industries, Inc.
Term Loan, 4.30%, Maturing February 1, 2021		8,323	8,380,666
Quikrete Holdings, Inc.
Term Loan, 3.98%, Maturing November 15, 2023		36,094	36,206,418
RE/MAX International, Inc.
Term Loan, 4.05%, Maturing December 15, 2023		21,697	21,832,678
Realogy Corporation
Term Loan, 3.23%, Maturing July 20, 2021		4,937	4,942,880
Term Loan, 3.48%, Maturing July 20, 2022		10,959	11,041,068
Summit Materials Companies I, LLC
Term Loan, 3.98%, Maturing July 17, 2022		7,620	7,700,457
Werner Co.
Term Loan, 7.25%, Maturing June 23, 2024		6,175	6,198,156
WireCo WorldGroup, Inc.
Term Loan, 6.70%, Maturing September 30, 2023		7,970	8,049,485

			$227,510,395

Business Equipment and Services — 8.0%
Acosta Holdco, Inc.
Term Loan, 4.48%, Maturing September 26, 2021		12,609	$11,574,438
AlixPartners, LLP
Term Loan, 4.30%, Maturing April 4, 2024		22,693	22,872,787

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Altisource Solutions S.a.r.l.
Term Loan, 4.73%, Maturing December 9, 2020		8,295	$7,362,154
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.51%, Maturing June 21, 2024		6,025	6,069,561
Camelot UK Holdco Limited
Term Loan, 4.73%, Maturing October 3, 2023		19,999	20,169,959
Cast and Crew Payroll, LLC
Term Loan, 4.80%, Maturing August 12, 2022		6,903	6,935,355
Change Healthcare Holdings, Inc.
Term Loan, 3.98%, Maturing March 1, 2024		77,082	77,574,288
Corporate Capital Trust, Inc.
Term Loan, 4.56%, Maturing May 20, 2019		17,584	17,837,087
CPM Holdings, Inc.
Term Loan, 5.48%, Maturing April 11, 2022		3,487	3,529,522
Crossmark Holdings, Inc.
Term Loan, 4.80%, Maturing December 20, 2019		35,762	25,882,751
DigitalGlobe, Inc.
Term Loan, 3.98%, Maturing January 15, 2024		8,209	8,238,252
Education Management, LLC
Revolving Loan, 3.58%, Maturing March 31, 2019(2)(3)		9,764	6,932,149
Term Loan, 5.80%, Maturing July 2, 2020(3)		5,464	3,879,335
Term Loan, 8.80%, Maturing July 2, 2020(3)		10,387	0
EIG Investors Corp.
Term Loan, 5.24%, Maturing February 9, 2023		50,732	51,217,928
Extreme Reach, Inc.
Term Loan, 7.55%, Maturing February 7, 2020		10,674	10,722,893
First Data Corporation
Term Loan, 3.23%, Maturing June 2, 2020		14,594	14,630,012
Term Loan, 3.48%, Maturing July 8, 2022		53,049	53,228,082
Garda World Security Corporation
Term Loan, 7.25%, Maturing May 24, 2024		21,764	22,008,698
Term Loan, 8.00%, Maturing May 24, 2024	CAD	10,000	8,025,817
Gartner, Inc.
Term Loan, 3.23%, Maturing March 20, 2022		2,963	2,979,164
Global Payments, Inc.
Term Loan, 3.23%, Maturing April 22, 2023		6,409	6,444,546
GTCR Valor Companies, Inc.
Term Loan, Maturing June 20, 2023(4)	EUR	3,000	3,542,523
Term Loan, Maturing June 20, 2023(4)		10,900	10,844,125
Hayward Industries, Inc.
Term Loan, Maturing July 18, 2024(4)		5,000	5,032,815
IG Investment Holdings, LLC
Term Loan, 5.30%, Maturing October 31, 2021		27,644	27,955,076
Information Resources, Inc.
Term Loan, 5.48%, Maturing January 18, 2024		16,135	16,280,790
ION Trading Finance Limited
Term Loan, 3.75%, Maturing August 11, 2023	EUR	11,937	14,322,018
Term Loan, 4.05%, Maturing August 11, 2023		13,172	13,122,379
J.D. Power and Associates
Term Loan, 5.55%, Maturing September 7, 2023		12,555	12,617,461
KAR Auction Services, Inc.
Term Loan, 3.56%, Maturing March 11, 2021		14,330	14,437,937

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kronos Incorporated
Term Loan, 4.68%, Maturing November 1, 2023		62,263	$62,994,972
Monitronics International, Inc.
Term Loan, 6.80%, Maturing September 30, 2022		22,924	23,204,434
PGX Holdings, Inc.
Term Loan, 6.49%, Maturing September 29, 2020		10,868	10,881,527
Prime Security Services Borrower, LLC
Term Loan, 3.98%, Maturing May 2, 2022		17,477	17,599,979
ServiceMaster Company
Term Loan, 3.73%, Maturing November 8, 2023		37,213	37,495,819
Spin Holdco, Inc.
Term Loan, 4.98%, Maturing November 14, 2022		38,137	38,156,986
Techem GmbH
Term Loan, Maturing July 31, 2024(4)	EUR	14,375	17,176,666
Tempo Acquisition, LLC
Term Loan, 4.23%, Maturing May 1, 2024		9,650	9,732,430
Tibco Software, Inc.
Term Loan, Maturing December 4, 2020(4)		6,100	6,152,423
TNS, Inc.
Term Loan, 5.24%, Maturing February 14, 2020		5,884	5,931,634
Trans Union, LLC
Term Loan, 3.73%, Maturing April 9, 2023		10,712	10,777,901
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.43%, Maturing September 2, 2021		27,653	27,729,191
Vestcom Parent Holdings, Inc.
Term Loan, 5.23%, Maturing December 19, 2023		13,156	13,189,272
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.48%, Maturing May 14, 2022		1,559	1,563,373

			$788,856,509

Cable and Satellite Television — 3.5%
Charter Communications Operating, LLC
Term Loan, 3.24%, Maturing July 1, 2020		2,487	$2,502,591
Term Loan, 3.24%, Maturing January 3, 2021		2,487	2,503,454
Term Loan, 3.48%, Maturing January 15, 2024		31,744	31,990,800
CSC Holdings, LLC
Term Loan, 3.48%, Maturing July 17, 2025		34,811	34,811,191
Numericable Group SA
Term Loan, 3.00%, Maturing July 31, 2025	EUR	9,978	11,864,313
Term Loan, 4.06%, Maturing July 31, 2025		20,648	20,648,250
Radiate Holdco, LLC
Term Loan, 4.23%, Maturing February 1, 2024		7,182	7,101,202
Telenet Financing USD, LLC
Term Loan, 3.98%, Maturing June 30, 2025		33,625	33,844,168
Term Loan, 3.00%, Maturing March 31, 2026	EUR	2,500	2,986,190
UPC Financing Partnership
Term Loan, 3.98%, Maturing April 15, 2025		27,525	27,700,472
Virgin Media Bristol, LLC
Term Loan, 3.98%, Maturing January 31, 2025		79,000	79,477,318
Virgin Media Investment Holdings Limited
Term Loan, 3.75%, Maturing January 31, 2026	GBP	14,475	19,220,666
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	22,850	27,240,649

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ziggo Secured Finance Partnership
Term Loan, 3.73%, Maturing April 15, 2025		42,375	$42,473,352

			$344,364,616

Chemicals and Plastics — 4.6%
Alpha 3 B.V.
Term Loan, 4.30%, Maturing January 31, 2024		5,650	$5,696,494
Aruba Investments, Inc.
Term Loan, 4.80%, Maturing February 2, 2022		3,864	3,876,494
Ashland, Inc.
Term Loan, 3.24%, Maturing May 24, 2024		6,325	6,367,169
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	12,910	15,525,384
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.30%, Maturing June 1, 2024		43,700	43,930,911
Caldic B.V.
Term Loan, 3.25%, Maturing June 27, 2024	EUR	1,500	1,793,458
Chemours Company (The)
Revolving Loan, 0.50%, Maturing May 12, 2020(2)		3,750	3,786,000
Term Loan, 3.00%, Maturing May 12, 2022	EUR	7,082	8,467,466
Emerald Performance Materials, LLC
Term Loan, 4.73%, Maturing August 1, 2021		5,304	5,354,245
Ferro Corporation
Term Loan, 2.75%, Maturing February 14, 2024	EUR	2,993	3,575,734
Term Loan, 3.73%, Maturing February 14, 2024		9,302	9,362,734
Flint Group GmbH
Term Loan, 4.31%, Maturing September 7, 2021		2,776	2,772,960
Flint Group US, LLC
Term Loan, 4.31%, Maturing September 7, 2021		16,795	16,774,138
Gemini HDPE, LLC
Term Loan, 4.31%, Maturing August 7, 2021		10,344	10,421,570
Huntsman International, LLC
Term Loan, 3.98%, Maturing October 1, 2021		8,139	8,194,452
Term Loan, 4.23%, Maturing April 1, 2023		18,461	18,602,646
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	15,019	17,908,026
Term Loan, 3.25%, Maturing April 1, 2024	EUR	48,208	57,467,832
Ineos US Finance, LLC
Term Loan, 4.01%, Maturing March 31, 2022		8,896	8,946,699
Term Loan, 4.01%, Maturing April 1, 2024		15,248	15,354,397
Kraton Polymers, LLC
Term Loan, 5.23%, Maturing January 6, 2022		24,576	24,846,002
Kronos Worldwide, Inc.
Term Loan, 4.30%, Maturing February 18, 2020		8,006	8,046,093
MacDermid, Inc.
Term Loan, 4.73%, Maturing June 7, 2020		5,306	5,356,978
Term Loan, 3.50%, Maturing June 7, 2023	EUR	3,242	3,870,515
Term Loan, 4.23%, Maturing June 7, 2023		29,283	29,494,551
Orion Engineered Carbons GmbH
Term Loan, 3.80%, Maturing July 25, 2021		7,295	7,322,009
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,813	5,741,192
OXEA Finance, LLC
Term Loan, 4.47%, Maturing January 15, 2020		4,441	4,399,808

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PQ Corporation
Term Loan, 5.56%, Maturing November 4, 2022		12,548	$12,662,855
Proampac PG Borrower, LLC
Term Loan, 5.20%, Maturing November 18, 2023		2,045	2,074,682
Solenis International L.P.
Term Loan, 4.45%, Maturing July 31, 2021		2,585	2,599,133
Sonneborn Refined Products B.V.
Term Loan, 4.98%, Maturing December 10, 2020		959	967,117
Sonneborn, LLC
Term Loan, 4.98%, Maturing December 10, 2020		5,433	5,480,330
Tata Chemicals North America, Inc.
Term Loan, 4.06%, Maturing August 7, 2020		5,654	5,657,015
Trinseo Materials Operating S.C.A.
Term Loan, 4.48%, Maturing November 5, 2021		4,116	4,162,305
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.80%, Maturing March 19, 2020		31,952	32,219,265
Unifrax Corporation
Term Loan, 5.05%, Maturing April 4, 2024		6,075	6,147,141
Univar, Inc.
Term Loan, 3.98%, Maturing July 1, 2022		15,882	15,991,311
Venator Materials Corporation
Term Loan, Maturing June 20, 2024(4)		4,325	4,349,328
Versum Materials, Inc.
Term Loan, 3.80%, Maturing September 29, 2023		5,831	5,892,891
Zep, Inc.
Term Loan, 5.23%, Maturing June 27, 2022		4,263	4,284,315

			$455,743,645

Clothing/Textiles — 0.1%
Samsonite International S.A.
Term Loan, 3.48%, Maturing August 1, 2023		10,940	$11,028,774

			$11,028,774

Conglomerates — 0.1%
Bestway UK Holdco Limited
Term Loan, 4.75%, Maturing October 6, 2021	GBP	276	$366,159
Penn Engineering & Manufacturing Corp.
Term Loan, 3.98%, Maturing May 30, 2024		2,850	2,864,250
SGB-SMIT Management GmbH
Term Loan, Maturing July 31, 2024(4)	EUR	6,713	8,064,032

			$11,294,441

Containers and Glass Products — 2.0%
Anchor Glass Container Corporation
Term Loan, 4.01%, Maturing December 7, 2023		5,647	$5,674,858
Berry Plastics Group, Inc.
Term Loan, 3.73%, Maturing October 1, 2022		14,960	15,033,193
Term Loan, 3.72%, Maturing January 19, 2024		7,481	7,521,776
BWAY Holding Company
Term Loan, 4.47%, Maturing April 3, 2024		15,925	15,996,328
Consolidated Container Company, LLC
Term Loan, 4.73%, Maturing May 22, 2024		4,300	4,335,475
Flex Acquisition Company, Inc.
Term Loan, 4.55%, Maturing December 29, 2023		37,107	37,403,856

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Horizon Holdings III SAS
Term Loan, 3.00%, Maturing October 29, 2022	EUR	20,625	$24,476,923
Libbey Glass, Inc.
Term Loan, 4.22%, Maturing April 9, 2021		10,768	9,839,160
Reynolds Group Holdings, Inc.
Term Loan, 4.23%, Maturing February 5, 2023		56,646	56,947,399
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.23%, Maturing March 13, 2022		23,935	24,107,079

			$201,336,047

Cosmetics/Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 5.79%, Maturing August 26, 2022		18,935	$19,147,648

			$19,147,648

Drugs — 3.6%
Alkermes, Inc.
Term Loan, 3.97%, Maturing September 25, 2021		19,272	$19,416,491
Amneal Pharmaceuticals, LLC
Term Loan, 4.80%, Maturing November 1, 2019		25,973	26,200,081
Arbor Pharmaceuticals, Inc.
Term Loan, 6.30%, Maturing July 5, 2023		30,530	31,025,788
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, Maturing April 29, 2024		52,775	53,646,738
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing March 29, 2024		16,012	16,116,612
Jaguar Holding Company II
Term Loan, 4.02%, Maturing August 18, 2022		68,808	69,334,016
Mallinckrodt International Finance S.A.
Term Loan, 4.05%, Maturing September 24, 2024		23,566	23,687,043
Patheon Holdings I B.V.
Term Loan, 4.50%, Maturing April 20, 2024		29,950	30,071,687
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.98%, Maturing April 1, 2022		81,068	82,644,279

			$352,142,735

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 3.94%, Maturing November 10, 2023		41,293	$41,644,741
Clean Harbors, Inc.
Term Loan, 3.23%, Maturing June 27, 2024		3,175	3,191,536
EnergySolutions, LLC
Term Loan, 6.99%, Maturing May 29, 2020		16,051	16,261,532
GFL Environmental, Inc.
Term Loan, 4.05%, Maturing September 29, 2023		14,370	14,440,223

			$75,538,032

Electronics/Electrical — 8.8%
Almonde, Inc.
Term Loan, 4.74%, Maturing June 13, 2024		29,525	$29,757,598
Answers Finance, LLC
Term Loan, 6.23%, Maturing April 15, 2021		3,512	3,441,925
Term Loan - Second Lien, 9.00%, Maturing September 15, 2021		4,680	4,586,586
Applied Systems, Inc.
Term Loan, 4.55%, Maturing January 25, 2021		8,582	8,656,703

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aptean, Inc.
Term Loan, 5.55%, Maturing December 20, 2022		18,379	$18,530,564
Term Loan - Second Lien, 10.80%, Maturing December 14, 2023		2,635	2,643,234
Avast Software B.V.
Term Loan, 4.55%, Maturing September 29, 2023		23,858	24,115,450
Campaign Monitor Finance Pty. Limited
Term Loan, 6.55%, Maturing March 18, 2021		13,169	12,603,915
CommScope, Inc.
Term Loan, 3.30%, Maturing December 29, 2022		10,371	10,420,760
CPI International, Inc.
Term Loan, Maturing July 25, 2024(4)		7,375	7,411,875
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.24%, Maturing April 27, 2024		14,075	14,132,187
Cypress Semiconductor Corporation
Term Loan, 4.98%, Maturing July 5, 2021		11,296	11,377,060
Electrical Components International, Inc.
Term Loan, 6.05%, Maturing May 28, 2021		11,017	11,106,554
Electro Rent Corporation
Term Loan, 6.23%, Maturing January 19, 2024		13,184	13,319,714
Energizer Holdings, Inc.
Term Loan, 3.25%, Maturing June 30, 2022		8,383	8,443,230
Entegris, Inc.
Term Loan, 3.48%, Maturing April 30, 2021		3,797	3,827,752
Excelitas Technologies Corp.
Term Loan, 6.30%, Maturing October 31, 2020		13,228	13,236,507
Eze Castle Software, Inc.
Term Loan, 4.30%, Maturing April 6, 2020		9,654	9,726,234
Go Daddy Operating Company, LLC
Term Loan, 3.75%, Maturing April 3, 2018	EUR	12,500	14,852,996
Term Loan, 3.73%, Maturing February 15, 2024		57,313	57,603,581
Hyland Software, Inc.
Term Loan, 4.48%, Maturing July 1, 2022		26,775	27,048,048
Infoblox, Inc.
Term Loan, 6.23%, Maturing November 7, 2023		18,062	18,208,758
Infor (US), Inc.
Term Loan, 3.75%, Maturing February 1, 2022	EUR	13,349	15,946,375
Term Loan, 4.05%, Maturing February 1, 2022		83,709	83,716,269
Informatica Corporation
Term Loan, 4.80%, Maturing August 5, 2022		47,858	48,012,850
Lattice Semiconductor Corporation
Term Loan, 5.47%, Maturing March 10, 2021		6,590	6,606,044
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.48%, Maturing May 17, 2024		19,659	19,659,279
MA FinanceCo., LLC
Term Loan, 3.81%, Maturing November 19, 2021		40,759	40,801,761
Term Loan, 3.98%, Maturing June 21, 2024		5,424	5,429,750
MH Sub I, LLC
Term Loan, 4.98%, Maturing July 8, 2021		25,829	26,119,932
MTS Systems Corporation
Term Loan, 4.48%, Maturing July 5, 2023		993	1,002,425
Renaissance Learning, Inc.
Term Loan, 5.05%, Maturing April 9, 2021		15,682	15,797,565
Term Loan - Second Lien, 8.30%, Maturing April 11, 2022		4,550	4,559,478

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rocket Software, Inc.
Term Loan, 5.55%, Maturing October 14, 2023	11,290	$11,423,753
Seattle Spinco, Inc.
Term Loan, 4.03%, Maturing June 21, 2024	36,626	36,668,440
SkillSoft Corporation
Term Loan, 5.98%, Maturing April 28, 2021	43,291	40,815,423
SS&C Technologies, Inc.
Term Loan, 3.48%, Maturing July 8, 2022	1,183	1,190,795
Term Loan, 3.48%, Maturing July 8, 2022	20,892	21,026,119
SurveyMonkey, Inc.
Term Loan, 5.80%, Maturing April 13, 2024	18,437	18,551,860
Switch Ltd.
Term Loan, 3.98%, Maturing June 20, 2024	2,850	2,873,156
Synchronoss Technologies, Inc.
Term Loan, 5.76%, Maturing January 19, 2024	8,204	8,204,437
Syncsort Incorporated
Term Loan, 6.55%, Maturing December 9, 2022	9,652	9,687,693
Uber Technologies
Term Loan, 5.23%, Maturing July 13, 2023	48,404	48,566,953
Veritas Bermuda Ltd.
Term Loan, 5.80%, Maturing January 27, 2023	19,642	19,834,344
VF Holding Corp.
Term Loan, 4.55%, Maturing June 30, 2023	32,341	32,502,772
Wall Street Systems Delaware, Inc.
Term Loan, 4.80%, Maturing August 26, 2023	11,256	11,322,513
Western Digital Corporation
Term Loan, 3.23%, Maturing April 29, 2021	3,000	3,017,250
Term Loan, 3.98%, Maturing April 29, 2023	13,937	14,062,375

		$872,450,842

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.48%, Maturing September 20, 2020	2,725	$2,738,137
Term Loan, 3.98%, Maturing March 20, 2022	61,556	61,883,047
Delos Finance S.a.r.l.
Term Loan, 3.55%, Maturing October 6, 2023	1,000	1,003,875

		$65,625,059

Financial Intermediaries — 3.5%
Americold Realty Operating Partnership L.P.
Term Loan, 4.98%, Maturing December 1, 2022	6,369	$6,449,873
Armor Holding II, LLC
Term Loan, 5.80%, Maturing June 26, 2020	12,546	12,624,459
Term Loan - Second Lien, 10.30%, Maturing December 26, 2020	6,200	6,223,250
Citco Funding, LLC
Term Loan, 4.23%, Maturing March 31, 2022	33,976	34,294,441
Clipper Acquisitions Corp.
Term Loan, 3.47%, Maturing February 6, 2020	5,944	5,970,319
Donnelley Financial Solutions, Inc.
Term Loan, 5.22%, Maturing September 30, 2023	7,159	7,250,491
Focus Financial Partners, LLC
Term Loan, 4.55%, Maturing July 3, 2024	12,450	12,582,281
Fortress Investment Group, LLC
Term Loan, 1.38%, Maturing June 14, 2022	13,225	13,404,781

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 23, 2022		36,342	$36,705,452
Geo Group, Inc. (The)
Term Loan, 3.48%, Maturing March 22, 2024		5,362	5,380,832
Guggenheim Partners, LLC
Term Loan, 3.98%, Maturing July 21, 2023		41,347	41,715,442
Harbourvest Partners, LLC
Term Loan, 3.80%, Maturing February 4, 2021		11,777	11,776,570
Jefferies Finance, LLC
Term Loan, Maturing July 26, 2024(4)		2,000	2,012,500
LPL Holdings, Inc.
Term Loan, 3.82%, Maturing March 11, 2024		15,012	15,120,284
MIP Delaware, LLC
Term Loan, 4.30%, Maturing March 9, 2020		3,107	3,118,895
NXT Capital, Inc.
Term Loan, 5.74%, Maturing November 22, 2022		25,631	26,079,644
Ocwen Financial Corporation
Term Loan, 6.23%, Maturing December 5, 2020		3,924	3,931,733
Quality Care Properties, Inc.
Term Loan, 6.48%, Maturing October 31, 2022		29,482	29,702,976
Sesac Holdco II, LLC
Term Loan, 4.48%, Maturing February 23, 2024		10,561	10,573,867
Virtus Investment Partners, Inc.
Term Loan, 4.95%, Maturing June 1, 2024		5,525	5,604,422
Walker & Dunlop, Inc.
Term Loan, 5.48%, Maturing December 11, 2020		11,650	11,766,933
Walter Investment Management Corp.
Term Loan, 4.98%, Maturing December 18, 2020		49,439	45,463,435

			$347,752,880

Food Products — 3.0%
American Seafoods Group, LLC
Term Loan, Maturing August 21, 2023(4)		3,825	$3,840,939
Blue Buffalo Company Ltd.
Term Loan, 3.23%, Maturing May 18, 2024		11,250	11,341,406
Del Monte Foods, Inc.
Term Loan, 4.43%, Maturing February 18, 2021		26,730	21,094,240
Dole Food Company, Inc.
Term Loan, 4.25%, Maturing April 6, 2024		19,175	19,304,163
High Liner Foods Incorporated
Term Loan, 4.54%, Maturing April 24, 2021		15,165	15,230,977
HLF Financing S.a.r.l.
Term Loan, 6.73%, Maturing February 15, 2023		16,853	17,081,192
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, Maturing July 2, 2022	EUR	4,500	5,396,279
Term Loan, 3.44%, Maturing July 2, 2022		25,018	25,159,043
JBS USA, LLC
Term Loan, 3.80%, Maturing October 30, 2022		66,448	65,949,815
Keurig Green Mountain, Inc.
Term Loan, 2.75%, Maturing March 3, 2021		8,791	8,802,163
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	12,305	12,027,971
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	7,939	617,925

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nature’s Bounty Co. (The)
Term Loan, 4.80%, Maturing May 5, 2023		40,819	$40,950,547
Term Loan, 5.25%, Maturing May 5, 2023	GBP	3,960	5,267,410
Nomad Foods Europe Midco Limited
Term Loan, 3.00%, Maturing April 18, 2024	EUR	6,800	8,156,266
Term Loan, 3.98%, Maturing April 18, 2024		6,650	6,718,581
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, Maturing February 2, 2024		8,159	8,203,214
Post Holdings, Inc.
Term Loan, 3.49%, Maturing May 24, 2024		18,450	18,545,128

			$293,687,259

Food Service — 2.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.51%, Maturing February 16, 2024		78,586	$78,602,400
Centerplate, Inc.
Term Loan, 4.97%, Maturing November 26, 2019		9,480	9,485,844
Landry’s, Inc.
Term Loan, 3.97%, Maturing October 4, 2023		31,403	31,461,885
Manitowoc Foodservice, Inc.
Term Loan, 4.23%, Maturing March 3, 2023		9,216	9,307,927
NPC International, Inc.
Term Loan, 4.73%, Maturing April 19, 2024		9,600	9,699,005
Pizza Hut Holdings, LLC
Term Loan, 3.23%, Maturing June 16, 2023		20,299	20,425,994
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.05%, Maturing May 14, 2020		3,960	3,988,876
TKC Holdings, Inc.
Term Loan, 5.48%, Maturing February 1, 2023		10,748	10,815,238
US Foods, Inc.
Term Loan, 3.99%, Maturing June 27, 2023		2,486	2,508,463
Weight Watchers International, Inc.
Term Loan, 4.53%, Maturing April 2, 2020		55,407	54,653,436

			$230,949,068

Food/Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 3.98%, Maturing August 25, 2021		14,850	$14,852,076
Term Loan, 4.29%, Maturing December 21, 2022		8,697	8,711,408
Term Loan, 4.25%, Maturing June 22, 2023		51,543	51,627,088
General Nutrition Centers, Inc.
Term Loan, 3.74%, Maturing March 4, 2019		6,410	6,206,913
Rite Aid Corporation
Term Loan - Second Lien, 5.99%, Maturing August 21, 2020		48,538	48,774,186
Supervalu, Inc.
Term Loan, 4.73%, Maturing June 8, 2024		2,618	2,613,528
Term Loan, 4.73%, Maturing June 8, 2024		4,364	4,355,880

			$137,141,079

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.98%, Maturing November 3, 2023		10,148	$10,224,425

			$10,224,425

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Health Care — 8.9%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	3,169	$3,203,410
ADMI Corp.
Term Loan, 5.03%, Maturing April 30, 2022	15,658	15,847,353
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	15,325	15,526,123
Alere, Inc.
Term Loan, 4.23%, Maturing June 18, 2020	1,543	1,543,978
Term Loan, 4.49%, Maturing June 18, 2022	34,378	34,479,974
Alliance Healthcare Services, Inc.
Term Loan, 4.48%, Maturing June 3, 2019	14,015	14,044,045
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.80%, Maturing August 4, 2021	7,172	7,216,456
Auris Luxembourg III S.a.r.l.
Term Loan, 4.30%, Maturing January 17, 2022	2,985	3,009,644
BioClinica, Inc.
Term Loan, 5.56%, Maturing October 20, 2023	10,851	10,701,478
CareCore National, LLC
Term Loan, 5.23%, Maturing March 5, 2021	31,942	32,401,603
CHG Healthcare Services, Inc.
Term Loan, 4.56%, Maturing June 7, 2023	24,339	24,645,409
Community Health Systems, Inc.
Term Loan, 3.96%, Maturing December 31, 2019	15,074	15,099,035
Term Loan, 4.21%, Maturing January 27, 2021	20,696	20,714,686
Concentra, Inc.
Term Loan, 4.21%, Maturing June 1, 2022	6,125	6,165,524
Convatec, Inc.
Term Loan, 3.80%, Maturing October 31, 2023	5,746	5,782,038
CPI Holdco, LLC
Term Loan, 5.30%, Maturing March 21, 2024	9,607	9,690,683
DJO Finance, LLC
Term Loan, 4.48%, Maturing June 8, 2020	26,014	25,955,766
Envision Healthcare Corporation
Term Loan, 4.30%, Maturing December 1, 2023	74,500	75,039,825
Equian, LLC
Term Loan, 4.93%, Maturing May 20, 2024	3,537	3,585,395
Term Loan, 5.01%, Maturing May 20, 2024(2)	1,088	1,103,199
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.98%, Maturing October 28, 2023	19,056	19,227,504
GHX Ultimate Parent Corporation
Term Loan, 4.55%, Maturing May 31, 2024	7,500	7,556,250
Greatbatch Ltd.
Term Loan, 4.73%, Maturing October 27, 2022	14,737	14,827,213
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.44%, Maturing January 31, 2025	41,122	41,367,271
HCA, Inc.
Term Loan, 3.48%, Maturing February 15, 2024	1,496	1,508,540
Iasis Healthcare, LLC
Term Loan, 5.30%, Maturing February 16, 2021	15,021	15,139,037
Immucor, Inc.
Term Loan, 6.24%, Maturing June 15, 2021	1,500	1,519,688

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
INC Research, LLC
Term Loan, Maturing June 27, 2024(4)	5,250	$5,284,456
Indivior Finance S.a.r.l.
Term Loan, 7.32%, Maturing December 19, 2019	10,477	10,634,534
inVentiv Health, Inc.
Term Loan, 4.95%, Maturing November 9, 2023	37,771	37,899,568
Kindred Healthcare, Inc.
Term Loan, 4.81%, Maturing April 9, 2021	30,460	30,523,753
Kinetic Concepts, Inc.
Term Loan, 4.55%, Maturing February 2, 2024	27,850	27,873,199
KUEHG Corp.
Term Loan, 5.05%, Maturing August 13, 2022	22,347	22,500,210
Medical Depot Holdings, Inc.
Term Loan, 6.80%, Maturing January 3, 2023	7,308	6,718,333
Medical Solutions, LLC
Term Loan, 5.49%, Maturing June 9, 2024	5,075	5,125,750
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	8,524	8,353,845
MPH Acquisition Holdings, LLC
Term Loan, 4.30%, Maturing June 7, 2023	42,951	43,170,546
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	6,197	6,073,202
National Mentor Holdings, Inc.
Term Loan, 4.30%, Maturing January 31, 2021	5,375	5,423,222
National Surgical Hospitals, Inc.
Term Loan, 4.73%, Maturing June 1, 2022	1,908	1,908,778
New Millennium Holdco, Inc.
Term Loan, 7.73%, Maturing December 21, 2020	3,304	2,015,557
Onex Carestream Finance L.P.
Term Loan, 5.27%, Maturing June 7, 2019	8,514	8,509,581
Opal Acquisition, Inc.
Term Loan, 5.30%, Maturing November 27, 2020	26,380	24,981,771
Ortho-Clinical Diagnostics, Inc.
Term Loan, 5.05%, Maturing June 30, 2021	38,821	38,918,353
Press Ganey Holdings, Inc.
Term Loan, 4.48%, Maturing October 21, 2023	10,920	11,002,026
Quintiles IMS Incorporated
Term Loan, 3.26%, Maturing March 7, 2024	26,692	26,934,134
RadNet, Inc.
Term Loan, 4.59%, Maturing June 30, 2023	14,125	14,219,591
Select Medical Corporation
Term Loan, 4.81%, Maturing March 6, 2024	17,481	17,688,637
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.23%, Maturing May 15, 2022	4,249	4,257,442
Stratose Intermediate Holdings II, LLC
Term Loan, 4.55%, Maturing January 21, 2022	2,500	2,509,375
Surgery Center Holdings, Inc.
Term Loan, Maturing June 6, 2024(4)	19,075	19,277,672
Team Health Holdings, Inc.
Term Loan, 3.98%, Maturing February 6, 2024	38,479	38,454,513
Tecomet, Inc.
Term Loan, 4.92%, Maturing May 2, 2024	8,725	8,779,531

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Anesthesia Partners, Inc.
Term Loan, 4.48%, Maturing June 23, 2024		13,425	$13,466,953
Vedici Groupe
Term Loan, 3.75%, Maturing October 31, 2022	EUR	8,500	10,165,623

			$879,571,282

Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 5.80%, Maturing June 30, 2024		12,300	$12,487,059
Serta Simmons Bedding, LLC
Term Loan, 4.77%, Maturing November 8, 2023		52,710	52,814,649

			$65,301,708

Industrial Equipment — 3.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		39,671	$38,926,802
Clark Equipment Company
Term Loan, 3.93%, Maturing May 18, 2024		24,913	25,099,407
Delachaux S.A.
Term Loan, 4.80%, Maturing October 28, 2021		8,151	8,191,522
Dragon Merger Sub, LLC
Term Loan, 5.31%, Maturing July 12, 2024		9,525	9,655,969
Term Loan, 4.50%, Maturing July 31, 2024	EUR	2,704	3,230,494
Term Loan, 4.50%, Maturing July 31, 2024	EUR	6,759	8,076,234
EWT Holdings III Corp.
Term Loan, 5.05%, Maturing January 15, 2021		12,602	12,665,392
Term Loan, 5.80%, Maturing January 15, 2021		6,550	6,582,969
Filtration Group Corporation
Term Loan, 4.26%, Maturing November 21, 2020		15,675	15,810,291
Gardner Denver, Inc.
Term Loan, 4.55%, Maturing July 30, 2020		41,151	41,413,372
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,332	7,559,704
Gates Global, LLC
Term Loan, 3.50%, Maturing April 1, 2024	EUR	9,651	11,535,820
Term Loan, 4.55%, Maturing April 1, 2024		34,704	34,950,822
Harsco Corporation
Term Loan, 6.25%, Maturing November 2, 2023		6,070	6,192,790
Husky Injection Molding Systems Ltd.
Term Loan, 4.48%, Maturing June 30, 2021		23,755	23,964,505
Milacron, LLC
Term Loan, 4.23%, Maturing September 28, 2023		31,442	31,677,815
Paladin Brands Holding, Inc.
Term Loan, 7.30%, Maturing August 16, 2019		15,772	15,771,597
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	15,300	18,430,521
Rexnord, LLC
Term Loan, 4.05%, Maturing August 21, 2023		42,124	42,382,619
Signode Industrial Group US, Inc.
Term Loan, 4.01%, Maturing May 4, 2021		7,709	7,776,129
STS Operating, Inc.
Term Loan, 4.98%, Maturing February 12, 2021		5,466	5,479,459
Tank Holding Corp.
Term Loan, 5.55%, Maturing March 16, 2022		8,518	8,553,670

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Terex Corporation
Term Loan, 3.73%, Maturing January 31, 2024	2,993	$3,014,321
WP Deluxe Merger Sub, Inc.
Term Loan, Maturing July 19, 2024(4)	351	352,639
Term Loan, Maturing July 19, 2024(4)	2,699	2,712,611

		$390,007,474

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 4.56%, Maturing August 12, 2022	20,570	$20,680,207
AmWINS Group, Inc.
Term Loan, 4.17%, Maturing January 25, 2024	28,955	29,075,153
AssuredPartners, Inc.
Term Loan, 4.73%, Maturing October 21, 2022	24,534	24,623,330
Asurion, LLC
Term Loan, 4.48%, Maturing August 4, 2022	29,415	29,571,777
Term Loan, 4.23%, Maturing November 3, 2023	33,995	34,280,486
Term Loan - Second Lien, 8.73%, Maturing March 3, 2021	19,275	19,329,221
Cunningham Lindsey U.S., Inc.
Term Loan, 5.05%, Maturing December 10, 2019	15,924	14,517,485
Term Loan - Second Lien, 9.30%, Maturing June 10, 2020(3)	4,700	3,886,900
Hub International Limited
Term Loan, 4.42%, Maturing October 2, 2020	45,671	46,067,450
NFP Corp.
Term Loan, 4.80%, Maturing January 8, 2024	15,347	15,469,957
USI, Inc.
Term Loan, 4.18%, Maturing May 16, 2024	25,000	24,966,150

		$262,468,116

Leisure Goods/Activities/Movies — 3.0%
AMC Entertainment, Inc.
Term Loan, 3.48%, Maturing December 15, 2023	10,126	$10,164,139
Ancestry.com Operations, Inc.
Term Loan, 4.48%, Maturing October 19, 2023	33,784	34,158,547
Bombardier Recreational Products, Inc.
Term Loan, 4.23%, Maturing June 30, 2023	44,327	44,691,354
Bright Horizons Family Solutions, Inc.
Term Loan, 3.48%, Maturing November 7, 2023	10,598	10,688,969
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.30%, Maturing July 8, 2022	18,199	18,320,754
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing February 1, 2024	13,625	13,677,988
Emerald Expositions Holding, Inc.
Term Loan, 4.30%, Maturing May 22, 2024	12,775	12,982,594
Lindblad Expeditions, Inc.
Term Loan, 5.95%, Maturing May 8, 2021	280	282,100
Term Loan, 5.95%, Maturing May 8, 2021	2,170	2,186,275
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	42,955	43,243,481
Match Group, Inc.
Term Loan, 4.47%, Maturing November 16, 2022	5,797	5,840,352
Nord Anglia Education Finance, LLC
Term Loan, 4.70%, Maturing March 31, 2021	19,630	19,662,240

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.30%, Maturing March 31, 2024		17,478	$17,552,510
SRAM, LLC
Term Loan, 4.79%, Maturing March 15, 2024		27,773	27,981,503
Steinway Musical Instruments, Inc.
Term Loan, 5.06%, Maturing September 19, 2019		8,177	7,931,870
UFC Holdings, LLC
Term Loan, 4.48%, Maturing August 18, 2023		15,682	15,789,310
WMG Acquisition Corp.
Term Loan, 3.73%, Maturing November 1, 2023		12,400	12,467,816

			$297,621,802

Lodging and Casinos — 2.9%
Amaya Holdings B.V.
Term Loan, 4.80%, Maturing August 1, 2021		44,881	$45,142,421
Term Loan - Second Lien, 8.30%, Maturing August 1, 2022		5,828	5,902,168
Boyd Gaming Corporation
Term Loan, 3.69%, Maturing September 15, 2023		13,169	13,241,255
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2018(6)		1,787	1,759,389
Term Loan, Maturing March 31, 2024(4)		900	903,937
Caesars Growth Properties Holdings, LLC
Term Loan, 4.23%, Maturing May 8, 2021		2,494	2,514,323
CityCenter Holdings, LLC
Term Loan, 3.73%, Maturing April 18, 2024		22,100	22,210,500
Cyan Blue Holdco 3 Limited
Term Loan, Maturing July 26, 2024(4)		3,150	3,169,687
Eldorado Resorts, LLC
Term Loan, 3.56%, Maturing April 17, 2024		17,531	17,527,416
ESH Hospitality, Inc.
Term Loan, 3.73%, Maturing August 30, 2023		28,141	28,317,382
Four Seasons Hotels Limited
Term Loan, 3.73%, Maturing November 30, 2023		9,254	9,335,430
Gateway Casinos & Entertainment Limited
Term Loan, 5.05%, Maturing February 22, 2023		4,150	4,188,043
Golden Nugget, Inc.
Term Loan, 4.68%, Maturing November 21, 2019		2,718	2,750,520
Term Loan, 4.71%, Maturing November 21, 2019		6,343	6,417,879
Hilton Worldwide Finance, LLC
Term Loan, 3.23%, Maturing October 25, 2023		54,994	55,296,587
La Quinta Intermediate Holdings, LLC
Term Loan, 4.05%, Maturing April 14, 2021		15,407	15,539,497
Las Vegas Sands, LLC
Term Loan, 3.23%, Maturing March 29, 2024		4,669	4,694,030
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.48%, Maturing April 25, 2023		29,403	29,555,674
Playa Resorts Holding B.V.
Term Loan, 4.32%, Maturing April 5, 2024		11,550	11,623,631
Richmond UK Bidco Limited
Term Loan, 4.50%, Maturing March 3, 2024	GBP	3,000	4,016,957

			$284,106,726

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.9%
Dynacast International, LLC
Term Loan, 4.55%, Maturing January 28, 2022	14,988	$15,100,736
Fairmount Santrol, Inc.
Term Loan, 4.80%, Maturing September 5, 2019	36,015	33,959,218
Murray Energy Corporation
Term Loan, 8.55%, Maturing April 16, 2020	22,329	21,820,110
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	191	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)	3,223	530,432
Oxbow Carbon, LLC
Term Loan, 4.73%, Maturing January 19, 2020	7,530	7,623,809
Term Loan - Second Lien, 8.23%, Maturing January 17, 2020	12,825	12,905,156
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	2,382	893,943

		$92,833,404

Oil and Gas — 2.9%
Ameriforge Group, Inc.
Term Loan, 14.30%, (9.30% Cash, 5.00% PIK), Maturing June 8, 2022	22,247	$23,128,097
BCP Raptor, LLC
Term Loan, 5.51%, Maturing June 24, 2024	8,000	7,970,000
Bronco Midstream Funding, LLC
Term Loan, 5.17%, Maturing August 15, 2020	24,894	25,158,934
CITGO Holding, Inc.
Term Loan, 9.80%, Maturing May 12, 2018	9,872	9,968,784
CITGO Petroleum Corporation
Revolving Loan, 0.52%, Maturing July 23, 2019(2)	12,500	12,230,000
Term Loan, 4.80%, Maturing July 29, 2021	15,803	15,885,428
Crestwood Holdings, LLC
Term Loan, 9.23%, Maturing June 19, 2019	7,421	7,334,765
Energy Transfer Equity L.P.
Term Loan, 3.97%, Maturing February 2, 2024	3,550	3,567,381
Fieldwood Energy, LLC
Term Loan, 4.17%, Maturing September 28, 2018	18,035	17,369,847
Term Loan, 8.30%, Maturing August 31, 2020	7,471	7,134,537
Term Loan, 8.42%, Maturing September 30, 2020	9,874	7,960,610
Term Loan - Second Lien, 8.42%, Maturing September 30, 2020	13,852	8,242,228
Floatel International Ltd.
Term Loan, 6.30%, Maturing June 27, 2020	1,597	1,197,860
MEG Energy Corp.
Term Loan, 4.73%, Maturing December 31, 2023	52,558	52,379,715
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)	235	0
Term Loan, 7.30%, Maturing July 18, 2022	1,434	1,254,775
Seadrill Partners Finco, LLC
Term Loan, 4.30%, Maturing February 21, 2021	30,866	21,220,371
Sheridan Investment Partners II L.P.
Term Loan, 4.71%, Maturing December 16, 2020	950	801,410
Term Loan, 4.71%, Maturing December 16, 2020	2,547	2,148,868
Term Loan, 4.71%, Maturing December 16, 2020	18,308	15,447,570

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sheridan Production Partners I, LLC
Term Loan, 4.73%, Maturing October 1, 2019	1,797	$1,550,300
Term Loan, 4.73%, Maturing October 1, 2019	2,943	2,538,122
Term Loan, 4.73%, Maturing October 1, 2019	22,208	19,154,450
Southcross Energy Partners L.P.
Term Loan, 5.55%, Maturing August 4, 2021	7,782	6,954,779
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,214	1,086,713
Ultra Resources, Inc.
Term Loan, 4.22%, Maturing April 12, 2024	13,200	13,200,000

		$284,885,544

Publishing — 1.2%
Ascend Learning, LLC
Term Loan, 4.53%, Maturing July 12, 2024	12,550	$12,631,575
Getty Images, Inc.
Term Loan, 4.80%, Maturing October 18, 2019	54,568	50,782,635
Harland Clarke Holdings Corp.
Term Loan, 7.30%, Maturing December 31, 2021	5,104	5,146,147
Term Loan, 6.80%, Maturing February 9, 2022	7,090	7,118,465
LSC Communications, Inc.
Term Loan, 7.23%, Maturing September 30, 2022	9,750	9,847,500
Merrill Communications, LLC
Term Loan, 6.56%, Maturing June 1, 2022	7,614	7,647,166
ProQuest, LLC
Term Loan, 5.48%, Maturing October 24, 2021	11,301	11,390,771
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.80%, Maturing August 14, 2020	10,277	10,329,384
Tweddle Group, Inc.
Term Loan, 7.31%, Maturing October 24, 2022	8,556	8,619,792

		$123,513,435

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.80%, Maturing July 31, 2020	8,591	$7,989,426
AP NMT Acquisition B.V.
Term Loan, 7.05%, Maturing August 13, 2021	6,637	6,211,416
CBS Radio, Inc.
Term Loan, 4.73%, Maturing October 17, 2023	11,551	11,643,019
Term Loan, Maturing October 17, 2023(4)	5,200	5,258,500
Cumulus Media Holdings, Inc.
Term Loan, 4.49%, Maturing December 23, 2020	69,871	56,438,510
Entercom Radio, LLC
Term Loan, 4.71%, Maturing November 1, 2023	17,769	17,866,373
Entravision Communications Corporation
Term Loan, 3.80%, Maturing May 31, 2020	14,483	14,523,443
Gray Television, Inc.
Term Loan, 3.72%, Maturing February 7, 2024	3,856	3,886,470
Hubbard Radio, LLC
Term Loan, 4.49%, Maturing May 27, 2022	6,862	6,895,975
iHeartCommunications, Inc.
Term Loan, 7.98%, Maturing January 30, 2019	33,740	27,540,088
Term Loan, 8.73%, Maturing July 30, 2019	5,384	4,344,049

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Mission Broadcasting, Inc.
Term Loan, 3.74%, Maturing January 17, 2024	2,928	$2,950,590
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, Maturing January 17, 2024	23,956	24,143,021
Radio Systems Corporation
Term Loan, 4.73%, Maturing May 2, 2024	4,750	4,797,500
Raycom TV Broadcasting, LLC
Term Loan, 4.23%, Maturing August 4, 2021	5,500	5,492,706
Sinclair Television Group, Inc.
Term Loan, 3.49%, Maturing January 3, 2024	14,403	14,441,569
Univision Communications, Inc.
Term Loan, 3.98%, Maturing March 15, 2024	68,341	68,141,423

		$282,564,078

Retailers (Except Food and Drug) — 3.4%
Ascena Retail Group, Inc.
Term Loan, 5.75%, Maturing August 21, 2022	12,759	$10,653,994
Bass Pro Group, LLC
Term Loan, 6.05%, Maturing June 9, 2018	4,275	4,299,047
Term Loan, 6.30%, Maturing December 16, 2023	12,700	12,385,904
BJ’s Wholesale Club, Inc.
Term Loan, 4.97%, Maturing February 3, 2024	10,025	9,836,908
CDW, LLC
Term Loan, 3.30%, Maturing August 17, 2023	21,199	21,345,681
Coinamatic Canada, Inc.
Term Loan, 4.48%, Maturing May 14, 2022	273	273,793
David’s Bridal, Inc.
Term Loan, 5.30%, Maturing October 11, 2019	24,059	17,983,886
Evergreen Acqco 1 L.P.
Term Loan, 5.06%, Maturing July 9, 2019	24,236	22,902,680
Harbor Freight Tools USA, Inc.
Term Loan, 4.48%, Maturing August 18, 2023	22,042	22,121,908
J. Crew Group, Inc.
Term Loan, 4.31%, Maturing March 5, 2021	26,497	14,432,373
LSF9 Atlantis Holdings, LLC
Term Loan, 7.23%, Maturing May 1, 2023	11,175	11,339,138
Men’s Wearhouse, Inc. (The)
Term Loan, 4.72%, Maturing June 18, 2021	8,936	8,697,289
Michaels Stores, Inc.
Term Loan, 3.98%, Maturing January 30, 2023	29,071	29,125,435
Neiman Marcus Group Ltd., LLC
Term Loan, 4.47%, Maturing October 25, 2020	23,684	17,723,368
Party City Holdings, Inc.
Term Loan, 4.32%, Maturing August 19, 2022	24,540	24,633,961
PetSmart, Inc.
Term Loan, 4.23%, Maturing March 11, 2022	47,932	45,567,850
PFS Holding Corporation
Term Loan, 4.74%, Maturing January 31, 2021	10,110	9,617,494
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.80%, Maturing April 30, 2021	9,579	9,255,467
Rent-A-Center, Inc.
Term Loan, 4.24%, Maturing March 19, 2021	1,648	1,622,206

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.23%, Maturing August 21, 2019		30,925	$28,914,727
Vivid Seats Ltd.
Term Loan, 5.30%, Maturing June 30, 2024		11,675	11,747,969

			$334,481,078

Steel — 0.5%
Atkore International, Inc.
Term Loan, 4.30%, Maturing December 22, 2023		4,005	$4,038,668
Neenah Foundry Company
Term Loan, 7.78%, Maturing April 26, 2019		12,028	11,938,056
Zekelman Industries, Inc.
Term Loan, 4.79%, Maturing June 14, 2021		30,506	30,791,571

			$46,768,295

Surface Transport — 0.5%
Avis Budget Car Rental, LLC
Term Loan, 3.30%, Maturing March 15, 2022		5,788	$5,776,139
Hertz Corporation (The)
Term Loan, 3.99%, Maturing June 30, 2023		10,643	10,635,018
Kenan Advantage Group, Inc.
Term Loan, 4.23%, Maturing July 31, 2022		1,403	1,405,760
Term Loan, 4.23%, Maturing July 31, 2022		4,614	4,622,655
PODS, LLC
Term Loan, 4.47%, Maturing February 2, 2022		3,631	3,655,200
Stena International S.a.r.l.
Term Loan, 4.30%, Maturing March 3, 2021		25,770	23,064,525

			$49,159,297

Telecommunications — 4.6%
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025		57,500	$56,803,732
Colorado Buyer, Inc.
Term Loan, 4.17%, Maturing May 1, 2024		13,025	13,166,100
Consolidated Communications, Inc.
Term Loan, 4.24%, Maturing October 4, 2023		14,667	14,711,308
Digicel International Finance Limited
Term Loan, 4.94%, Maturing May 28, 2024		8,600	8,694,067
eircom Finco S.a.r.l.
Term Loan, 3.25%, Maturing April 19, 2024	EUR	20,950	24,952,175
Frontier Communications Corp.
Term Loan, 4.98%, Maturing June 15, 2024		21,750	20,967,000
Global Eagle Entertainment, Inc.
Term Loan, 8.46%, Maturing January 6, 2023		12,198	11,900,948
Intelsat Jackson Holdings S.A.
Term Loan, 4.00%, Maturing June 30, 2019		66,259	66,113,693
IPC Corp.
Term Loan, 5.82%, Maturing August 6, 2021		21,872	21,215,416
Level 3 Financing, Inc.
Term Loan, 3.48%, Maturing February 22, 2024		31,025	31,189,836
Onvoy, LLC
Term Loan, 5.80%, Maturing February 10, 2024		12,992	13,046,577

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SBA Senior Finance II, LLC
Term Loan, 3.49%, Maturing March 24, 2021	12,084	$12,154,413
Term Loan, 3.49%, Maturing June 10, 2022	21,325	21,439,884
Sprint Communications, Inc.
Term Loan, 3.75%, Maturing February 2, 2024	51,820	52,041,449
Syniverse Holdings, Inc.
Term Loan, 4.30%, Maturing April 23, 2019	30,871	29,620,448
Term Loan, 4.31%, Maturing April 23, 2019	9,827	9,428,842
Telesat Canada
Term Loan, 4.30%, Maturing November 17, 2023	49,532	50,027,290

		$457,473,178

Utilities — 2.1%
AES Corporation
Term Loan, 3.19%, Maturing May 24, 2022	3,566	$3,565,321
Calpine Construction Finance Company L.P.
Term Loan, 3.49%, Maturing May 3, 2020	4,159	4,167,777
Term Loan, 3.74%, Maturing January 31, 2022	10	9,632
Calpine Corporation
Term Loan, 2.99%, Maturing November 30, 2017	4,155	4,164,068
Term Loan, 2.99%, Maturing December 31, 2019	4,888	4,898,058
Term Loan, 4.05%, Maturing January 15, 2024	47,862	48,086,857
Dayton Power & Light Company (The)
Term Loan, 4.49%, Maturing August 24, 2022	5,522	5,613,643
Dynegy, Inc.
Term Loan, 4.48%, Maturing February 7, 2024	4,988	5,013,231
Granite Acquisition, Inc.
Term Loan, 5.30%, Maturing December 19, 2021	1,707	1,724,899
Term Loan, 5.30%, Maturing December 19, 2021	37,839	38,237,992
Helix Gen Funding, LLC
Term Loan, 4.96%, Maturing June 2, 2024	9,080	9,187,674
Invenergy Thermal Operating I, LLC
Term Loan, 6.80%, Maturing October 19, 2022	2,235	2,151,600
Lightstone Generation, LLC
Term Loan, 5.73%, Maturing January 30, 2024	1,899	1,883,061
Term Loan, 5.73%, Maturing January 30, 2024	30,483	30,220,773
Lonestar Generation, LLC
Term Loan, 5.45%, Maturing February 22, 2021	18,111	15,032,135
Longview Power, LLC
Term Loan, 7.24%, Maturing April 13, 2021	3,577	2,021,005
Talen Energy Supply, LLC
Term Loan, 5.23%, Maturing July 15, 2023	4,489	4,358,298
Term Loan, 5.23%, Maturing April 15, 2024	8,076	7,813,240
TPF II Power, LLC
Term Loan, 5.23%, Maturing October 2, 2023	17,115	17,250,162

		$205,399,426

Total Senior Floating-Rate Loans (identified cost $8,973,315,194)		$8,898,627,149

21

Corporate Bonds & Notes — 3.9%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul Holdings, LLC
4.875%, 4/15/24(7)(8)	EUR	6,000	$7,043,849

			$7,043,849

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,636,781
PQ Corp.
6.75%, 11/15/22(7)		4,000	4,342,080

			$19,978,861

Containers and Glass Products — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		44,500	$45,501,250
4.804%, 7/15/21(7)(8)		9,925	10,160,719

			$55,661,969

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(7)		11,092	$11,729,790
7.00%, 3/15/24(7)		14,419	15,392,283

			$27,122,073

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(7)		13,000	$14,300,000

			$14,300,000

Entertainment — 0.1%
Vue International Bidco PLC
4.919%, 7/15/20(7)(8)	EUR	8,625	$10,299,618

			$10,299,618

Equipment Leasing — 0.0%(9)
International Lease Finance Corp.
7.125%, 9/1/18(7)		2,325	$2,455,309

			$2,455,309

Food Products — 0.2%
Iceland Bondco PLC
4.545%, 7/15/20(7)(8)	GBP	7,113	$9,432,322
6.25%, 7/15/21(7)	GBP	7,000	9,639,869

			$19,072,191

Health Care — 0.7%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	$7,575,000
6.25%, 3/31/23		16,650	17,107,875
HCA, Inc.
4.75%, 5/1/23		9,766	10,303,130

22

Security	Principal Amount* (000’s omitted)		Value
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)		13,800	$14,904,000
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,421,875
4.375%, 10/1/21		9,700	9,918,250

			$73,230,130

Insurance — 0.0%(9)
Galaxy Bidco, Ltd.
5.315%, 11/15/19(7)(8)	GBP	2,500	$3,323,240

			$3,323,240

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,518,125

			$8,518,125

Lodging and Casinos — 0.6%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		24,836	$32,286,347
9.00%, 2/15/20(6)		6,073	7,910,689
9.00%, 2/15/20(6)		14,729	19,184,221

			$59,381,257

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		6,300	$6,552,000

			$6,552,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		11,500	$11,758,750

			$11,758,750

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,296,383
Univision Communications, Inc.
6.75%, 9/15/22(7)		8,140	8,475,775
5.125%, 2/15/25(7)		5,500	5,527,500

			$21,299,658

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)		12,550	$10,322,375

			$10,322,375

Telecommunications — 0.1%
Wind Acquisition Finance S.A.
4.921%, 4/30/19(7)(8)	EUR	5,005	$6,011,129
6.50%, 4/30/20(7)		7,375	7,633,125

			$13,644,254

23

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(7)	3,000	$3,105,000
5.875%, 1/15/24(7)	5,000	5,175,000
5.25%, 6/1/26(7)	10,925	10,761,125

		$19,041,125

Total Corporate Bonds & Notes (identified cost $370,124,535)		$383,004,784

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.804%, 4/15/25(7)(8)	$4,000	$3,999,596
Series 2013-14A, Class E, 5.704%, 4/15/25(7)(8)	3,500	3,368,683
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.204%, 10/17/24(7)(8)	3,000	3,014,901
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.554%, 7/17/25(7)(8)	3,330	3,180,363
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.404%, 7/15/26(7)(8)	3,500	3,324,045
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 7/15/30(7)(10)	3,250	3,190,249
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 5.082%, 8/15/25(7)(8)	925	867,897
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 8.307%, 10/20/27(7)(8)	3,000	3,051,154
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 7.353%, 4/25/29(7)(8)	1,500	1,486,307
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.672%, 11/20/27(7)(8)	900	917,885
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.807%, 4/20/25(7)(8)	6,950	6,952,036
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 8.454%, 7/15/29(7)(8)	2,000	2,012,378
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.057%, 7/20/30(7)(8)	3,000	2,923,800

Total Asset-Backed Securities (identified cost $37,435,677)		$38,289,294

Common Stocks — 1.3%

Security	Shares	Value
Aerospace and Defense — 0.4%
IAP Global Services, LLC(3)(11)(12)(13)	2,577	$38,213,747

		$38,213,747

24

Security	Shares	Value
Automotive — 0.0%(9)
Dayco Products, LLC(3)(11)(13)	88,506	$2,787,939

		$2,787,939

Business Equipment and Services — 0.1%
Education Management Corp.(3)(11)(13)	65,471,595	$0
RCS Capital Corp.(11)(13)	421,149	7,159,533

		$7,159,533

Electronics/Electrical — 0.1%
Answers Corp.(11)(13)	906,100	$13,704,763

		$13,704,763

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(11)(13)	421,318	$789,971

		$789,971

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(11)(13)	2,830	$0

		$0

Oil and Gas — 0.5%
Ameriforge Group, Inc.(3)(11)(13)	977,278	$34,204,730
Paragon Offshore Finance Company, Class A(11)(13)	42,177	43,582
Paragon Offshore Finance Company, Class B(11)(13)	21,089	435,840
Paragon Offshore, Ltd.(11)(13)	42,177	632,655
Samson Resources II, LLC, Class A(11)(13)	435,055	10,296,316
Southcross Holdings Group, LLC(3)(11)(13)	1,281	0
Southcross Holdings L.P., Class A(11)(13)	1,281	928,725

		$46,541,848

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)	28,605	$14,889,760
MediaNews Group, Inc.(3)(11)(13)	162,730	5,698,803

		$20,588,563

Total Common Stocks (identified cost $69,186,197)		$129,786,364

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(11)(13)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Short-Term Investments — 5.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(14)	530,685,090	$530,791,227

Total Short-Term Investments (identified cost $530,836,065)		$530,791,227

25

Value
Total Investments — 101.1% (identified cost $9,986,039,248)	$9,980,498,818

Less Unfunded Loan Commitments — (0.3)%	$(28,860,772)

Net Investments — 100.8% (identified cost $9,957,178,476)	$9,951,638,046

Other Assets, Less Liabilities — (0.8)%	$(80,571,764)

Net Assets — 100.0%	$9,871,066,282

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $226,634,152 or 2.3% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(9)	Amount is less than 0.05%.

(10)	When-issued, variable rate security whose rate will be determined after July 31, 2017.

(11)	Non-income producing security.

(12)	Affiliated company.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $5,537,657.

26

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	12,200,000	USD	9,694,250	State Street Bank and Trust Company	8/31/17	$95,681	$—
USD	16,491,475	CAD	22,171,469	HSBC Bank USA, N.A.	8/31/17	—	(1,300,095)
USD	10,998,464	EUR	9,415,188	State Street Bank and Trust Company	8/31/17	—	(163,942)
USD	117,436,333	EUR	104,244,226	State Street Bank and Trust Company	8/31/17	—	(6,152,963)
USD	124,960,923	EUR	109,237,305	HSBC Bank USA, N.A.	9/29/17	—	(4,758,148)
USD	25,820,753	GBP	19,919,885	Goldman Sachs International	9/29/17	—	(513,143)
USD	134,893,034	EUR	114,895,868	Goldman Sachs International	10/31/17	—	(1,775,181)
USD	24,849,394	GBP	18,953,435	State Street Bank and Trust Company	10/31/17	—	(232,213)

						$95,681	$(14,895,685)

Abbreviations:

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,958,360,204

Gross unrealized appreciation	$177,594,833
Gross unrealized depreciation	(184,316,991)

Net unrealized depreciation	$(6,722,158)

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $95,681 and $14,895,685, respectively.

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended July 31, 2017 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
IAP Global Services, LLC	2,577	—	—	2,577	$38,213,747	$—	$—	$8,164,726

27

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,847,865,470	$21,900,907	$8,869,766,377
Corporate Bonds & Notes	—	383,004,784	—	383,004,784
Asset-Backed Securities	—	38,289,294	—	38,289,294
Common Stocks	—	33,991,385	95,794,979	129,786,364
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments	—	530,791,227	—	530,791,227
Total Investments	$—	$9,833,942,160	$117,695,886	$9,951,638,046
Forward Foreign Currency Exchange Contracts	$—	$95,681	$—	$95,681
Total	$—	$9,834,037,841	$117,695,886	$9,951,733,727

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(14,895,685)	$—	$(14,895,685)
Total	$—	$(14,895,685)	$—	$(14,895,685)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

28

Eaton Vance

Floating-Rate Advantage Fund

July 31, 2017 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $7,541,620,927 and the Fund owned 97.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 113.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.5%
Accudyne Industries, LLC
Term Loan, 4.23%, Maturing December 13, 2019		5,926	$5,917,521
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.50%, Maturing June 1, 2024	GBP	3,750	4,986,923
Term Loan, 4.71%, Maturing June 1, 2024		4,525	4,581,639
IAP Worldwide Services, Inc.
Revolving Loan, 1.37%, Maturing July 18, 2018(2)		944	937,624
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,267	1,019,942
TransDigm, Inc.
Term Loan, 4.29%, Maturing February 28, 2020		33,212	33,369,853
Term Loan, 4.29%, Maturing June 4, 2021		15,714	15,794,204
Term Loan, 4.23%, Maturing June 9, 2023		39,011	39,267,002
Wesco Aircraft Hardware Corp.
Term Loan, 4.24%, Maturing October 4, 2021		12,994	12,982,926

			$118,857,634

Automotive — 2.7%
Allison Transmission, Inc.
Term Loan, 3.24%, Maturing September 23, 2022		1,114	$1,122,818
American Axle and Manufacturing, Inc.
Term Loan, 3.49%, Maturing April 6, 2024		32,126	32,122,159
CS Intermediate Holdco 2, LLC
Term Loan, 3.55%, Maturing October 26, 2023		4,093	4,107,963
Dayco Products, LLC
Term Loan, 6.23%, Maturing May 19, 2023		10,275	10,352,063
FCA US, LLC
Term Loan, 3.23%, Maturing December 31, 2018		35,244	35,433,338
Federal-Mogul Holdings Corporation
Term Loan, 4.98%, Maturing April 15, 2021		40,586	40,843,949
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.23%, Maturing April 30, 2019		15,325	15,398,437
Horizon Global Corporation
Term Loan, 5.73%, Maturing June 30, 2021		7,157	7,219,924
Sage Automotive Holdings, Inc.
Term Loan, 6.23%, Maturing October 27, 2022		13,383	13,483,121
TI Group Automotive Systems, LLC
Term Loan, 3.75%, Maturing June 30, 2022	EUR	6,828	8,171,850
Term Loan, 3.98%, Maturing June 30, 2022		23,856	23,960,639
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing March 7, 2024		17,617	17,686,368
Visteon Corporation
Term Loan, 3.55%, Maturing March 24, 2024		2,500	2,515,625

			$212,418,254

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.48%, Maturing March 20, 2024		4,813	$4,877,614
Arterra Wines Canada, Inc.
Term Loan, Maturing December 15, 2023(4)		1,000	1,006,875
Flavors Holdings, Inc.
Term Loan, 7.05%, Maturing April 3, 2020		7,564	7,147,633
Term Loan - Second Lien, 11.30%, Maturing October 3, 2021		2,000	1,500,000

			$14,532,122

Brokerage/Securities Dealers/Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		8,618	$8,757,615
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		24,711	24,448,208
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.06%, Maturing March 3, 2023		3,800	3,819,000
Salient Partners L.P.
Term Loan, 9.80%, Maturing May 19, 2021		6,224	6,037,129

			$43,061,952

Building and Development — 3.1%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.73%, Maturing October 31, 2023		29,227	$29,421,049
Auction.com, LLC
Term Loan, 6.24%, Maturing May 12, 2019		8,578	8,652,616
Capital Automotive L.P.
Term Loan, 4.24%, Maturing March 24, 2024		7,857	7,941,059
CPG International, Inc.
Term Loan, 5.05%, Maturing May 3, 2024		19,840	19,918,550
DTZ U.S. Borrower, LLC
Term Loan, 4.49%, Maturing November 4, 2021		38,895	39,094,529
HD Supply Waterworks Ltd.
Term Loan, Maturing August 1, 2024(4)		7,825	7,891,027
Henry Company, LLC
Term Loan, 5.73%, Maturing October 5, 2023		8,184	8,337,323
PCF GmbH
Term Loan, Maturing March 30, 2024(4)	EUR	7,300	8,735,359
Ply Gem Industries, Inc.
Term Loan, 4.30%, Maturing February 1, 2021		7,361	7,411,786
Quikrete Holdings, Inc.
Term Loan, 3.98%, Maturing November 15, 2023		39,551	39,674,910
RE/MAX International, Inc.
Term Loan, 4.05%, Maturing December 15, 2023		15,814	15,912,523
Realogy Corporation
Term Loan, 3.23%, Maturing July 20, 2021		2,925	2,928,656
Term Loan, 3.48%, Maturing July 20, 2022		15,101	15,214,118
Summit Materials Companies I, LLC
Term Loan, 3.98%, Maturing July 17, 2022		5,268	5,323,467
Werner Co.
Term Loan, 7.25%, Maturing June 23, 2024		5,550	5,570,813

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WireCo WorldGroup, Inc.
Term Loan, 6.70%, Maturing September 30, 2023		5,362	$5,416,110
Term Loan - Second Lien, 10.20%, Maturing September 30, 2024		9,850	9,917,719

			$237,361,614

Business Equipment and Services — 9.8%
Acosta Holdco, Inc.
Term Loan, 4.48%, Maturing September 26, 2021		15,279	$14,024,948
AlixPartners, LLP
Term Loan, 4.30%, Maturing April 4, 2024		19,900	20,057,674
Altisource Solutions S.a.r.l.
Term Loan, 4.73%, Maturing December 9, 2020		10,206	9,058,104
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.51%, Maturing June 21, 2024		5,350	5,389,569
Brickman Group Ltd., LLC
Term Loan, 4.23%, Maturing December 18, 2020		2,437	2,451,712
Camelot UK Holdco Limited
Term Loan, 4.73%, Maturing October 3, 2023		20,974	21,152,982
Cast and Crew Payroll, LLC
Term Loan, 4.80%, Maturing August 12, 2022		16,205	16,280,815
Ceridian, LLC
Term Loan, 4.73%, Maturing September 15, 2020		5,511	5,509,856
Change Healthcare Holdings, Inc.
Term Loan, 3.98%, Maturing March 1, 2024		62,942	63,344,388
Corporate Capital Trust, Inc.
Term Loan, 4.56%, Maturing May 20, 2019		17,293	17,542,065
CPM Holdings, Inc.
Term Loan, 5.48%, Maturing April 11, 2022		7,270	7,358,090
Crossmark Holdings, Inc.
Term Loan, 4.80%, Maturing December 20, 2019		15,271	11,052,458
DigitalGlobe, Inc.
Term Loan, 3.98%, Maturing January 15, 2024		6,716	6,740,388
Education Management, LLC
Revolving Loan, 3.58%, Maturing March 31, 2019(2)(3)		5,858	4,159,290
Term Loan, 5.80%, Maturing July 2, 2020(3)		3,491	2,478,472
Term Loan, 8.80%, Maturing July 2, 2020(3)		6,636	0
EIG Investors Corp.
Term Loan, 5.24%, Maturing February 9, 2023		56,069	56,606,421
Extreme Reach, Inc.
Term Loan, 7.55%, Maturing February 7, 2020		8,417	8,455,678
First Data Corporation
Term Loan, 3.23%, Maturing June 2, 2020		14,594	14,630,012
Term Loan, 3.48%, Maturing July 8, 2022		45,204	45,356,425
Term Loan, 3.73%, Maturing April 26, 2024		7,494	7,536,420
Garda World Security Corporation
Term Loan, 7.25%, Maturing May 24, 2024		24,267	24,539,696
Term Loan, 8.00%, Maturing May 24, 2024	CAD	8,653	6,945,034
Gartner, Inc.
Term Loan, 3.23%, Maturing March 20, 2022		1,975	1,986,109
Term Loan, 3.23%, Maturing April 5, 2024		1,995	2,006,222
Global Payments, Inc.
Term Loan, 3.23%, Maturing April 22, 2023		7,998	8,042,016

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
GTCR Valor Companies, Inc.
Term Loan, Maturing June 20, 2023(4)	EUR	3,000	$3,542,523
Term Loan, Maturing June 20, 2023(4)		10,200	10,151,125
Hayward Industries, Inc.
Term Loan, Maturing July 18, 2024(4)		4,600	4,630,190
IG Investment Holdings, LLC
Term Loan, 5.30%, Maturing October 31, 2021		24,378	24,652,057
Information Resources, Inc.
Term Loan, 5.48%, Maturing January 18, 2024		21,870	22,068,397
ION Trading Finance Limited
Term Loan, 3.75%, Maturing August 11, 2023	EUR	8,133	9,757,803
Term Loan, 4.05%, Maturing August 11, 2023		11,165	11,123,270
J.D. Power and Associates
Term Loan, 5.55%, Maturing September 7, 2023		10,004	10,054,441
KAR Auction Services, Inc.
Term Loan, 3.56%, Maturing March 11, 2021		9,873	9,946,896
Term Loan, 3.81%, Maturing March 9, 2023		1,961	1,978,086
Kronos Incorporated
Term Loan, 4.68%, Maturing November 1, 2023		53,807	54,440,448
Monitronics International, Inc.
Term Loan, 6.80%, Maturing September 30, 2022		19,258	19,493,753
PGX Holdings, Inc.
Term Loan, 6.49%, Maturing September 29, 2020		13,959	13,976,522
Prime Security Services Borrower, LLC
Term Loan, 3.98%, Maturing May 2, 2022		16,429	16,545,091
ServiceMaster Company
Term Loan, 3.73%, Maturing November 8, 2023		22,985	23,159,182
Spin Holdco, Inc.
Term Loan, 4.98%, Maturing November 14, 2022		31,495	31,511,516
Techem GmbH
Term Loan, Maturing July 31, 2024(4)	EUR	13,200	15,772,661
Tempo Acquisition, LLC
Term Loan, 4.23%, Maturing May 1, 2024		8,275	8,345,685
Tibco Software, Inc.
Term Loan, Maturing December 4, 2020(4)		5,650	5,698,556
TNS, Inc.
Term Loan, 5.24%, Maturing February 14, 2020		2,979	3,003,624
Trans Union, LLC
Term Loan, 3.73%, Maturing April 9, 2023		20,610	20,737,571
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.43%, Maturing September 2, 2021		27,375	27,450,868
Term Loan, Maturing September 2, 2021(4)		1,600	1,608,000
TriNet HR Corporation
Term Loan, 3.57%, Maturing July 9, 2019		526	525,765
Vestcom Parent Holdings, Inc.
Term Loan, 5.23%, Maturing December 19, 2023		14,114	14,149,105
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.48%, Maturing May 14, 2022		7,793	7,812,806

			$754,840,785

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 4.6%
Atlantic Broadband Finance, LLC
Term Loan, 3.73%, Maturing November 30, 2019		4,044	$4,058,994
Charter Communications Operating, LLC
Term Loan, 3.24%, Maturing July 1, 2020		15,800	15,898,306
Term Loan, 3.24%, Maturing January 3, 2021		6,325	6,366,437
Term Loan, 3.24%, Maturing January 15, 2022		2,935	2,953,242
Term Loan, 3.48%, Maturing January 15, 2024		19,849	20,003,134
CSC Holdings, LLC
Term Loan, 3.48%, Maturing July 17, 2025		49,130	49,129,985
MCC Iowa, LLC
Term Loan, 3.70%, Maturing January 29, 2021		5,977	6,023,773
Mediacom Illinois, LLC
Term Loan, 3.45%, Maturing February 15, 2024		4,734	4,772,949
Numericable Group SA
Term Loan, 3.00%, Maturing July 31, 2025	EUR	9,152	10,882,460
Term Loan, 4.06%, Maturing July 31, 2025		16,982	16,982,437
Numericable U.S., LLC
Term Loan, 4.56%, Maturing January 14, 2025		3,970	3,993,042
Radiate Holdco, LLC
Term Loan, 4.23%, Maturing February 1, 2024		6,511	6,437,937
Telenet Financing USD, LLC
Term Loan, 3.98%, Maturing June 30, 2025		28,525	28,710,926
Term Loan, 3.00%, Maturing March 31, 2026	EUR	3,500	4,180,666
UPC Financing Partnership
Term Loan, 3.98%, Maturing April 15, 2025		27,425	27,599,834
Virgin Media Bristol, LLC
Term Loan, 3.98%, Maturing January 31, 2025		67,806	68,215,798
Virgin Media Investment Holdings Limited
Term Loan, 3.75%, Maturing January 31, 2026	GBP	12,525	16,631,353
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	18,425	21,965,381
Ziggo Secured Finance Partnership
Term Loan, 3.73%, Maturing April 15, 2025		41,150	41,245,509

			$356,052,163

Chemicals and Plastics — 6.6%
A. Schulman, Inc.
Term Loan, 4.48%, Maturing June 1, 2022		9,614	$9,728,117
Alpha 3 B.V.
Term Loan, 4.30%, Maturing January 31, 2024		10,125	10,208,319
Aruba Investments, Inc.
Term Loan, 4.80%, Maturing February 2, 2022		11,512	11,548,059
Ashland, Inc.
Term Loan, 3.24%, Maturing May 24, 2024		5,575	5,612,169
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	9,975	11,995,528
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.30%, Maturing June 1, 2024		31,425	31,591,050
Caldic B.V.
Term Loan, 3.25%, Maturing June 27, 2024	EUR	1,500	1,793,458

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemours Company (The)
Term Loan, 3.00%, Maturing May 12, 2022	EUR	6,410	$7,663,773
Term Loan, 3.73%, Maturing May 12, 2022		2,889	2,916,055
Emerald Performance Materials, LLC
Term Loan, 4.73%, Maturing August 1, 2021		3,786	3,821,801
Term Loan - Second Lien, 8.98%, Maturing August 1, 2022		5,325	5,336,092
Ferro Corporation
Term Loan, 2.75%, Maturing February 14, 2024	EUR	2,993	3,575,734
Term Loan, 3.73%, Maturing February 14, 2024		3,516	3,539,264
Flint Group GmbH
Term Loan, 3.75%, Maturing September 7, 2021	EUR	1,247	1,483,124
Term Loan, 4.31%, Maturing September 7, 2021		1,921	1,918,775
Flint Group US, LLC
Term Loan, 4.31%, Maturing September 7, 2021		2,993	2,988,759
Term Loan, 4.31%, Maturing September 7, 2021		11,622	11,607,013
Gemini HDPE, LLC
Term Loan, 4.31%, Maturing August 7, 2021		14,074	14,179,144
Huntsman International, LLC
Term Loan, 4.23%, Maturing April 19, 2019		730	733,783
Term Loan, 3.98%, Maturing October 1, 2021		6,104	6,145,839
Term Loan, 4.23%, Maturing April 1, 2023		13,920	14,026,995
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	12,644	15,076,122
Term Loan, 3.25%, Maturing April 1, 2024	EUR	38,855	46,318,243
INEOS Styrolution Group GmbH
Term Loan, Maturing April 1, 2024(4)		2,000	2,012,812
Ineos US Finance, LLC
Term Loan, 4.01%, Maturing March 31, 2022		14,432	14,513,965
Term Loan, 4.01%, Maturing April 1, 2024		13,955	14,051,903
Kraton Polymers, LLC
Term Loan, 5.23%, Maturing January 6, 2022		22,393	22,638,247
Kronos Worldwide, Inc.
Term Loan, 4.30%, Maturing February 18, 2020		8,862	8,906,106
MacDermid Funding, LLC
Term Loan, 4.25%, Maturing June 7, 2020	EUR	3,970	4,737,285
MacDermid, Inc.
Term Loan, 4.73%, Maturing June 7, 2020		2,520	2,544,492
Term Loan, 3.50%, Maturing June 7, 2023	EUR	5,227	6,240,461
Term Loan, 4.23%, Maturing June 7, 2023		30,735	30,956,987
Minerals Technologies, Inc.
Term Loan, 3.50%, Maturing February 14, 2024		15,552	15,707,778
Orion Engineered Carbons GmbH
Term Loan, 3.80%, Maturing July 25, 2021		5,154	5,173,057
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,925	2,296,477
OXEA Finance, LLC
Term Loan, 4.47%, Maturing January 15, 2020		6,235	6,178,217
PKC Holding Corporation
Term Loan, 4.68%, Maturing May 8, 2024		10,424	10,489,024
PolyOne Corporation
Term Loan, 3.51%, Maturing November 12, 2022		7,229	7,281,862

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PQ Corporation
Term Loan, 5.56%, Maturing November 4, 2022		10,558	$10,653,915
Proampac PG Borrower, LLC
Term Loan, 5.20%, Maturing November 18, 2023		2,496	2,532,135
Solenis International L.P.
Term Loan, 4.45%, Maturing July 31, 2021		8,512	8,558,814
Sonneborn Refined Products B.V.
Term Loan, 4.98%, Maturing December 10, 2020		576	580,966
Sonneborn, LLC
Term Loan, 4.98%, Maturing December 10, 2020		3,264	3,292,141
Trinseo Materials Operating S.C.A.
Term Loan, 4.48%, Maturing November 5, 2021		17,635	17,833,482
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.80%, Maturing March 19, 2020		33,880	34,163,592
Unifrax Corporation
Term Loan, 5.05%, Maturing April 4, 2024		5,050	5,109,969
Univar, Inc.
Term Loan, 3.98%, Maturing July 1, 2022		27,004	27,189,263
Venator Materials Corporation
Term Loan, Maturing June 20, 2024(4)		3,900	3,921,938
Versum Materials, Inc.
Term Loan, 3.80%, Maturing September 29, 2023		4,367	4,413,399
Zep, Inc.
Term Loan, 5.23%, Maturing June 27, 2022		16,903	16,987,208

			$512,772,711

Clothing/Textiles — 0.1%
Samsonite International S.A.
Term Loan, 3.48%, Maturing August 1, 2023		9,843	$9,923,402

			$9,923,402

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 4.75%, Maturing October 6, 2021	GBP	1,103	$1,464,637
Penn Engineering & Manufacturing Corp.
Term Loan, 3.98%, Maturing May 30, 2024		2,525	2,537,625
SGB-SMIT Management GmbH
Term Loan, Maturing July 31, 2024(4)	EUR	6,713	8,064,032
Spectrum Brands, Inc.
Term Loan, 3.27%, Maturing June 23, 2022		13,091	13,176,127
Term Loan, 4.39%, Maturing June 23, 2022	CAD	9,298	7,506,014

			$32,748,435

Containers and Glass Products — 2.9%
Anchor Glass Container Corporation
Term Loan, 4.01%, Maturing December 7, 2023		4,303	$4,324,892
Berry Plastics Group, Inc.
Term Loan, 3.73%, Maturing October 1, 2022		17,608	17,693,494
Term Loan, 3.72%, Maturing January 19, 2024		7,481	7,521,776
BWAY Holding Company
Term Loan, 4.47%, Maturing April 3, 2024		16,475	16,548,791
Consolidated Container Company, LLC
Term Loan, 4.73%, Maturing May 22, 2024		4,855	4,895,054

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Constantia Flexibles Group GmbH
Term Loan, 4.30%, Maturing April 30, 2022		3,970	$3,984,887
Flex Acquisition Company, Inc.
Term Loan, 4.55%, Maturing December 29, 2023		34,369	34,643,826
Horizon Holdings III SAS
Term Loan, 3.00%, Maturing October 29, 2022	EUR	16,325	19,373,855
Libbey Glass, Inc.
Term Loan, 4.22%, Maturing April 9, 2021		14,682	13,415,723
Pelican Products, Inc.
Term Loan, 5.55%, Maturing April 11, 2020		7,038	7,082,125
Reynolds Group Holdings, Inc.
Term Loan, 4.23%, Maturing February 5, 2023		61,027	61,351,047
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.23%, Maturing March 13, 2022		32,311	32,543,044

			$223,378,514

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 5.79%, Maturing August 26, 2022		25,749	$26,038,376
Prestige Brands, Inc.
Term Loan, 3.98%, Maturing January 26, 2024		2,666	2,684,624

			$28,723,000

Drugs — 4.5%
Albany Molecular Research, Inc.
Term Loan, 5.98%, Maturing July 16, 2021		18,036	$18,167,616
Alkermes, Inc.
Term Loan, 3.97%, Maturing September 25, 2021		13,467	13,567,987
Amneal Pharmaceuticals, LLC
Term Loan, 4.80%, Maturing November 1, 2019		27,841	28,084,881
Arbor Pharmaceuticals, Inc.
Term Loan, 6.30%, Maturing July 5, 2023		25,088	25,495,475
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, Maturing April 29, 2024		45,400	46,149,917
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing March 29, 2024		22,272	22,418,064
Jaguar Holding Company II
Term Loan, 4.02%, Maturing August 18, 2022		59,260	59,712,982
Mallinckrodt International Finance S.A.
Term Loan, 4.05%, Maturing September 24, 2024		27,753	27,895,862
Patheon Holdings I B.V.
Term Loan, 4.50%, Maturing April 20, 2024		33,175	33,309,790
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.98%, Maturing April 1, 2022		69,806	71,163,318

			$345,965,892

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 3.94%, Maturing November 10, 2023		39,126	$39,458,729
Casella Waste Systems, Inc.
Term Loan, 3.98%, Maturing October 17, 2023		4,876	4,912,066

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clean Harbors, Inc.
Term Loan, 3.23%, Maturing June 27, 2024		2,850	$2,864,843
EnergySolutions, LLC
Term Loan, 6.99%, Maturing May 29, 2020		18,276	18,515,630
GFL Environmental, Inc.
Term Loan, 4.77%, Maturing September 27, 2023	CAD	9,702	7,791,309
Term Loan, 4.05%, Maturing September 29, 2023		18,299	18,388,459

			$91,931,036

Electronics/Electrical — 11.4%
Almonde, Inc.
Term Loan, 4.74%, Maturing June 13, 2024		26,500	$26,708,767
Answers Finance, LLC
Term Loan, 6.23%, Maturing April 15, 2021		2,836	2,778,990
Term Loan - Second Lien, 9.00%, Maturing September 15, 2021		3,318	3,252,000
Applied Systems, Inc.
Term Loan, 4.55%, Maturing January 25, 2021		28,032	28,274,570
Aptean, Inc.
Term Loan, 5.55%, Maturing December 20, 2022		20,364	20,531,965
Term Loan - Second Lien, 10.80%, Maturing December 14, 2023		4,700	4,714,688
Avast Software B.V.
Term Loan, 3.50%, Maturing September 29, 2023	EUR	5,135	6,157,335
Term Loan, 4.55%, Maturing September 29, 2023		21,988	22,225,063
Campaign Monitor Finance Pty. Limited
Term Loan, 6.55%, Maturing March 18, 2021		7,116	6,811,092
CommScope, Inc.
Term Loan, 3.30%, Maturing December 29, 2022		8,250	8,289,933
CPI International, Inc.
Term Loan, Maturing July 25, 2024(4)		6,775	6,808,875
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.24%, Maturing April 27, 2024		11,750	11,797,740
Cypress Semiconductor Corporation
Term Loan, 4.98%, Maturing July 5, 2021		15,290	15,400,023
Electrical Components International, Inc.
Term Loan, 6.05%, Maturing May 28, 2021		7,938	8,002,946
Electro Rent Corporation
Term Loan, 6.23%, Maturing January 19, 2024		14,630	14,781,311
Entegris, Inc.
Term Loan, 3.48%, Maturing April 30, 2021		2,048	2,064,971
Excelitas Technologies Corp.
Term Loan, 6.30%, Maturing October 31, 2020		8,319	8,324,181
Eze Castle Software, Inc.
Term Loan, 4.30%, Maturing April 6, 2020		23,623	23,800,173
Go Daddy Operating Company, LLC
Term Loan, 3.75%, Maturing April 3, 2018	EUR	12,500	14,852,996
Term Loan, 3.73%, Maturing February 15, 2024		47,998	48,241,431
Hyland Software, Inc.
Term Loan, 4.48%, Maturing July 1, 2022		34,051	34,398,170
Infoblox, Inc.
Term Loan, 6.23%, Maturing November 7, 2023		17,357	17,497,522
Infor (US), Inc.
Term Loan, 3.75%, Maturing February 1, 2022	EUR	10,779	12,876,259
Term Loan, 4.05%, Maturing February 1, 2022		69,274	69,279,778

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Informatica Corporation
Term Loan, 4.80%, Maturing August 5, 2022		52,826	$52,996,418
Lattice Semiconductor Corporation
Term Loan, 5.47%, Maturing March 10, 2021		10,094	10,119,179
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.48%, Maturing May 17, 2024		13,099	13,099,035
MA FinanceCo., LLC
Term Loan, 3.81%, Maturing November 19, 2021		34,751	34,786,939
Term Loan, 3.98%, Maturing June 21, 2024		4,637	4,642,081
MaxLinear, Inc.
Term Loan, 3.72%, Maturing May 12, 2024		12,353	12,414,262
MH Sub I, LLC
Term Loan, 4.98%, Maturing July 8, 2021		18,827	19,039,302
Microsemi Corporation
Term Loan, 3.55%, Maturing January 15, 2023		887	890,313
MTS Systems Corporation
Term Loan, 4.48%, Maturing July 5, 2023		9,379	9,472,916
Ramundsen Holdings, LLC
Term Loan, 5.55%, Maturing February 1, 2024		13,965	14,122,106
Renaissance Learning, Inc.
Term Loan, 5.05%, Maturing April 9, 2021		17,956	18,088,139
Term Loan - Second Lien, 8.30%, Maturing April 11, 2022		2,450	2,455,103
Rocket Software, Inc.
Term Loan, 5.55%, Maturing October 14, 2023		14,136	14,304,153
Seattle Spinco, Inc.
Term Loan, 4.03%, Maturing June 21, 2024		31,313	31,349,118
Sensata Technologies B.V.
Term Loan, 3.47%, Maturing October 14, 2021		806	814,493
SGS Cayman L.P.
Term Loan, 6.67%, Maturing April 23, 2021		826	795,946
SkillSoft Corporation
Term Loan, 5.98%, Maturing April 28, 2021		36,012	33,952,408
SS&C Technologies, Inc.
Term Loan, 3.48%, Maturing July 8, 2022		811	816,195
Term Loan, 3.48%, Maturing July 8, 2022		14,320	14,411,734
SurveyMonkey, Inc.
Term Loan, 5.80%, Maturing April 13, 2024		12,900	12,980,625
Sutherland Global Services, Inc.
Term Loan, 6.67%, Maturing April 23, 2021		3,548	3,419,345
Switch, Ltd.
Term Loan, 3.98%, Maturing June 20, 2024		2,525	2,545,516
Synchronoss Technologies, Inc.
Term Loan, 5.76%, Maturing January 19, 2024		7,731	7,730,625
Syncsort Incorporated
Term Loan, 6.55%, Maturing December 9, 2022		11,020	11,060,949
Uber Technologies
Term Loan, 5.23%, Maturing July 13, 2023		48,052	48,213,807
VeriFone, Inc.
Term Loan, 3.24%, Maturing July 8, 2019		4,741	4,705,291
Veritas Bermuda Ltd.
Term Loan, 5.80%, Maturing January 27, 2023		17,682	17,854,988
Term Loan, 5.50%, Maturing June 30, 2023	EUR	2,993	3,578,685

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
VF Holding Corp.
Term Loan, 4.55%, Maturing June 30, 2023		34,512	$34,684,866
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing August 26, 2023	EUR	1,883	2,249,287
Term Loan, 4.80%, Maturing August 26, 2023		11,096	11,161,669
Western Digital Corporation
Term Loan, 3.98%, Maturing April 29, 2023		16,152	16,297,608

			$882,923,880

Equipment Leasing — 1.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.48%, Maturing September 20, 2020		2,250	$2,260,847
Term Loan, 3.98%, Maturing March 20, 2022		54,150	54,437,699
Delos Finance S.a.r.l.
Term Loan, 3.55%, Maturing October 6, 2023		24,125	24,218,484
Flying Fortress, Inc.
Term Loan, 3.55%, Maturing October 30, 2022		11,500	11,561,100

			$92,478,130

Financial Intermediaries — 4.2%
Americold Realty Operating Partnership L.P.
Term Loan, 4.98%, Maturing December 1, 2022		5,549	$5,619,033
Armor Holding II, LLC
Term Loan, 5.80%, Maturing June 26, 2020		18,994	19,112,605
Term Loan - Second Lien, 10.30%, Maturing December 26, 2020		4,650	4,667,438
Citco Funding, LLC
Term Loan, 4.23%, Maturing March 31, 2022		27,978	28,240,418
Clipper Acquisitions Corp.
Term Loan, 3.47%, Maturing February 6, 2020		12,573	12,627,805
Donnelley Financial Solutions, Inc.
Term Loan, 5.22%, Maturing September 30, 2023		6,352	6,433,691
Focus Financial Partners, LLC
Term Loan, 4.55%, Maturing July 3, 2024		18,125	18,317,578
Fortress Investment Group, LLC
Term Loan, 1.38%, Maturing June 14, 2022		11,700	11,859,050
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 23, 2022		32,089	32,409,480
Geo Group, Inc. (The)
Term Loan, 3.48%, Maturing March 22, 2024		4,364	4,379,747
Guggenheim Partners, LLC
Term Loan, 3.98%, Maturing July 21, 2023		45,164	45,566,029
Harbourvest Partners, LLC
Term Loan, 3.80%, Maturing February 4, 2021		4,876	4,875,626
Jefferies Finance, LLC
Term Loan, Maturing July 26, 2024(4)		1,000	1,006,250
LPL Holdings, Inc.
Term Loan, 3.82%, Maturing March 11, 2024		12,120	12,206,741
MIP Delaware, LLC
Term Loan, 4.30%, Maturing March 9, 2020		2,376	2,384,930
NXT Capital, Inc.
Term Loan, 5.74%, Maturing November 22, 2022		22,673	23,069,747

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ocwen Financial Corporation
Term Loan, 6.23%, Maturing December 5, 2020		5,436	$5,445,817
Quality Care Properties, Inc.
Term Loan, 6.48%, Maturing October 31, 2022		28,091	28,302,041
Sesac Holdco II, LLC
Term Loan, 4.48%, Maturing February 23, 2024		7,207	7,215,946
Virtus Investment Partners, Inc.
Term Loan, 4.95%, Maturing June 1, 2024		6,450	6,542,719
Walker & Dunlop, Inc.
Term Loan, 5.48%, Maturing December 11, 2020		9,303	9,396,159
Walter Investment Management Corp.
Term Loan, 4.98%, Maturing December 18, 2020		39,864	36,658,491

			$326,337,341

Food Products — 3.4%
American Seafoods Group, LLC
Term Loan, Maturing August 21, 2023(4)		3,500	$3,514,584
Blue Buffalo Company Ltd.
Term Loan, 3.23%, Maturing May 18, 2024		9,875	9,955,234
Del Monte Foods, Inc.
Term Loan, 4.43%, Maturing February 18, 2021		12,621	9,960,394
Term Loan - Second Lien, 8.69%, Maturing August 18, 2021		6,263	3,778,675
Dole Food Company, Inc.
Term Loan, 4.25%, Maturing April 6, 2024		15,850	15,956,766
High Liner Foods Incorporated
Term Loan, 4.54%, Maturing April 24, 2021		12,213	12,266,517
HLF Financing S.a.r.l.
Term Loan, 6.73%, Maturing February 15, 2023		14,130	14,321,348
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, Maturing July 2, 2022	EUR	4,500	5,396,280
Term Loan, 3.44%, Maturing July 2, 2022		18,285	18,387,589
JBS USA, LLC
Term Loan, 3.80%, Maturing October 30, 2022		61,271	60,811,902
Keurig Green Mountain, Inc.
Term Loan, 2.75%, Maturing March 3, 2021		3,516	3,520,865
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	6,913	6,757,726
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	4,460	347,171
Nature’s Bounty Co. (The)
Term Loan, 4.80%, Maturing May 5, 2023		33,008	33,114,799
Term Loan, 5.25%, Maturing May 5, 2023	GBP	2,475	3,292,132
Nomad Foods Europe Midco Limited
Term Loan, 3.00%, Maturing April 18, 2024	EUR	5,825	6,986,618
Term Loan, 3.98%, Maturing April 18, 2024		8,175	8,259,309
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, Maturing February 2, 2024		11,766	11,829,634
Post Holdings, Inc.
Term Loan, 3.49%, Maturing May 24, 2024		24,550	24,676,580
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 29, 2023	EUR	5,500	6,605,603

			$259,739,726

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Food Service — 2.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.51%, Maturing February 16, 2024	71,380	$71,394,679
Centerplate, Inc.
Term Loan, 4.97%, Maturing November 26, 2019	10,632	10,638,212
Landry’s, Inc.
Term Loan, 3.97%, Maturing October 4, 2023	20,763	20,801,858
Manitowoc Foodservice, Inc.
Term Loan, 4.23%, Maturing March 3, 2023	7,336	7,409,781
NPC International, Inc.
Term Loan, 4.73%, Maturing April 19, 2024	15,645	15,806,347
Pizza Hut Holdings, LLC
Term Loan, 3.23%, Maturing June 16, 2023	16,249	16,350,206
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.05%, Maturing May 14, 2020	1,992	2,006,526
TKC Holdings, Inc.
Term Loan, 5.48%, Maturing February 1, 2023	9,052	9,108,889
US Foods, Inc.
Term Loan, 3.99%, Maturing June 27, 2023	12,961	13,077,132
Weight Watchers International, Inc.
Term Loan, 4.53%, Maturing April 2, 2020	44,926	44,314,808

		$210,908,438

Food/Drug Retailers — 1.6%
Albertsons, LLC
Term Loan, 3.98%, Maturing August 25, 2021	16,321	$16,323,222
Term Loan, 4.29%, Maturing December 21, 2022	11,691	11,710,386
Term Loan, 4.25%, Maturing June 22, 2023	43,504	43,574,775
General Nutrition Centers, Inc.
Term Loan, 3.74%, Maturing March 4, 2019	7,084	6,859,628
Rite Aid Corporation
Term Loan - Second Lien, 5.99%, Maturing August 21, 2020	33,665	33,828,716
Term Loan - Second Lien, 5.12%, Maturing June 21, 2021	8,000	8,045,000
Supervalu, Inc.
Term Loan, 4.73%, Maturing June 8, 2024	2,300	2,296,171
Term Loan, 4.73%, Maturing June 8, 2024	3,834	3,826,952

		$126,464,850

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.98%, Maturing November 3, 2023	8,458	$8,521,764

		$8,521,764

Health Care — 11.6%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	2,048	$2,069,896
ADMI Corp.
Term Loan, 5.03%, Maturing April 30, 2022	17,336	17,544,999
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	5,160	5,227,818
Alere, Inc.
Term Loan, 4.23%, Maturing June 18, 2020	973	973,459
Term Loan, 4.49%, Maturing June 18, 2022	28,875	28,960,895

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Alliance Healthcare Services, Inc.
Term Loan, 4.48%, Maturing June 3, 2019	13,089	$13,116,579
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.80%, Maturing August 4, 2021	7,074	7,118,133
Auris Luxembourg III S.a.r.l.
Term Loan, 4.30%, Maturing January 17, 2022	15,832	15,964,043
Beaver-Visitec International, Inc.
Term Loan, 6.30%, Maturing August 21, 2023	5,707	5,706,875
BioClinica, Inc.
Term Loan, 5.56%, Maturing October 20, 2023	11,678	11,516,968
CareCore National, LLC
Term Loan, 5.23%, Maturing March 5, 2021	28,351	28,758,942
CeramTec Acquisition Corporation
Term Loan, 3.95%, Maturing August 30, 2020	1,056	1,063,364
CHG Healthcare Services, Inc.
Term Loan, 4.56%, Maturing June 7, 2023	25,064	25,379,753
Community Health Systems, Inc.
Term Loan, 3.96%, Maturing December 31, 2019	14,007	14,029,913
Term Loan, 4.21%, Maturing January 27, 2021	26,589	26,612,629
Concentra, Inc.
Term Loan, 4.21%, Maturing June 1, 2022	10,783	10,853,602
Convatec, Inc.
Term Loan, 3.80%, Maturing October 31, 2023	4,279	4,305,241
CPI Holdco, LLC
Term Loan, 5.30%, Maturing March 21, 2024	9,781	9,866,773
DaVita HealthCare Partners, Inc.
Term Loan, 3.98%, Maturing June 24, 2021	9,733	9,832,197
DJO Finance, LLC
Term Loan, 4.48%, Maturing April 21, 2020	19,600	19,555,900
Term Loan, 4.48%, Maturing June 8, 2020	5,724	5,711,462
Envision Healthcare Corporation
Term Loan, 4.30%, Maturing December 1, 2023	70,770	71,283,269
Equian, LLC
Term Loan, 4.93%, Maturing May 20, 2024	3,116	3,159,024
Term Loan, 5.01%, Maturing May 20, 2024(2)	959	972,007
Faenza Acquisition GmbH
Term Loan, 3.95%, Maturing August 30, 2020	2,670	2,689,244
Term Loan, 3.95%, Maturing August 30, 2020	8,774	8,837,534
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.98%, Maturing October 28, 2023	17,742	17,901,361
GHX Ultimate Parent Corporation
Term Loan, 4.55%, Maturing May 31, 2024	10,625	10,704,688
Greatbatch Ltd.
Term Loan, 4.73%, Maturing October 27, 2022	17,138	17,243,404
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.44%, Maturing January 31, 2025	36,833	37,052,431
HCA, Inc.
Term Loan, 3.48%, Maturing February 15, 2024	1,496	1,508,540
Iasis Healthcare, LLC
Term Loan, 5.30%, Maturing February 16, 2021	21,752	21,922,846
Immucor, Inc.
Term Loan, 6.24%, Maturing June 15, 2021	1,000	1,013,125

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
INC Research, LLC
Term Loan, Maturing June 27, 2024(4)	4,750	$4,781,174
Indivior Finance S.a.r.l.
Term Loan, 7.32%, Maturing December 19, 2019	8,050	8,170,990
inVentiv Health, Inc.
Term Loan, 4.95%, Maturing November 9, 2023	29,950	30,051,119
Kindred Healthcare, Inc.
Term Loan, 4.81%, Maturing April 9, 2021	38,986	39,067,284
Kinetic Concepts, Inc.
Term Loan, 4.55%, Maturing February 2, 2024	27,675	27,698,053
KUEHG Corp.
Term Loan, 5.05%, Maturing August 13, 2022	21,314	21,460,976
Medical Depot Holdings, Inc.
Term Loan, 6.80%, Maturing January 3, 2023	7,653	7,036,092
Medical Solutions, LLC
Term Loan, 5.49%, Maturing June 9, 2024	5,500	5,555,000
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	5,552	5,441,240
MPH Acquisition Holdings, LLC
Term Loan, 4.30%, Maturing June 7, 2023	52,314	52,580,654
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	4,036	3,955,753
National Mentor Holdings, Inc.
Term Loan, 4.30%, Maturing January 31, 2021	7,253	7,317,220
National Surgical Hospitals, Inc.
Term Loan, 4.73%, Maturing June 1, 2022	4,856	4,858,480
New Millennium Holdco, Inc.
Term Loan, 7.73%, Maturing December 21, 2020	2,433	1,484,114
Onex Carestream Finance L.P.
Term Loan, 5.27%, Maturing June 7, 2019	8,336	8,331,400
Opal Acquisition, Inc.
Term Loan, 5.30%, Maturing November 27, 2020	22,567	21,371,280
Ortho-Clinical Diagnostics, Inc.
Term Loan, 5.05%, Maturing June 30, 2021	34,510	34,596,167
Press Ganey Holdings, Inc.
Term Loan, 4.48%, Maturing October 21, 2023	14,095	14,200,815
Quintiles IMS Incorporated
Term Loan, 3.26%, Maturing March 7, 2024	17,148	17,303,098
RadNet, Inc.
Term Loan, 4.59%, Maturing June 30, 2023	13,089	13,176,995
Select Medical Corporation
Term Loan, 4.81%, Maturing March 6, 2024	15,810	15,997,997
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.23%, Maturing May 15, 2022	4,997	5,006,471
Stratose Intermediate Holdings II, LLC
Term Loan, 4.55%, Maturing January 21, 2022	2,500	2,509,375
Surgery Center Holdings, Inc.
Term Loan, Maturing June 6, 2024(4)	18,100	18,292,312
Team Health Holdings, Inc.
Term Loan, 3.98%, Maturing February 6, 2024	35,960	35,937,400
Tecomet, Inc.
Term Loan, 4.92%, Maturing May 2, 2024	9,700	9,760,625

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Anesthesia Partners, Inc.
Term Loan, 4.48%, Maturing June 23, 2024		15,775	$15,824,297
Vedici Groupe
Term Loan, 3.75%, Maturing October 31, 2022	EUR	8,000	9,567,645

			$899,790,940

Home Furnishings — 0.8%
Bright Bidco B.V.
Term Loan, 5.80%, Maturing June 30, 2024		13,300	$13,502,266
Serta Simmons Bedding, LLC
Term Loan, 4.77%, Maturing November 8, 2023		47,789	47,884,130

			$61,386,396

Industrial Equipment — 5.6%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		29,332	$28,781,715
Blount International, Inc.
Term Loan, 6.23%, Maturing April 12, 2023		1,928	1,948,849
Clark Equipment Company
Term Loan, 3.93%, Maturing May 18, 2024		29,351	29,571,573
Coherent Holding GmbH
Term Loan, 3.00%, Maturing November 7, 2023	EUR	7,793	9,373,561
Columbus McKinnon Corporation
Term Loan, 4.30%, Maturing January 31, 2024		9,469	9,552,239
Delachaux S.A.
Term Loan, 3.75%, Maturing October 28, 2021	EUR	4,377	5,262,322
Term Loan, 4.80%, Maturing October 28, 2021		10,815	10,868,673
Dragon Merger Sub, LLC
Term Loan, 5.31%, Maturing July 12, 2024		8,725	8,844,969
Term Loan, 4.50%, Maturing July 31, 2024	EUR	2,704	3,230,494
Term Loan, 4.50%, Maturing July 31, 2024	EUR	6,759	8,076,234
EWT Holdings III Corp.
Term Loan, 5.05%, Maturing January 15, 2021		11,797	11,855,483
Term Loan, 5.80%, Maturing January 15, 2021		4,380	4,401,460
Filtration Group Corporation
Term Loan, 4.26%, Maturing November 21, 2020		18,935	19,098,544
Gardner Denver, Inc.
Term Loan, 4.55%, Maturing July 30, 2020		34,576	34,795,949
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,200	3,820,893
Gates Global, LLC
Term Loan, 3.50%, Maturing April 1, 2024	EUR	8,055	9,628,088
Term Loan, 4.55%, Maturing April 1, 2024		33,972	34,213,669
Generac Power Systems, Inc.
Term Loan, 3.55%, Maturing May 31, 2023		19,588	19,722,498
Harsco Corporation
Term Loan, 6.25%, Maturing November 2, 2023		6,224	6,350,292
Husky Injection Molding Systems Ltd.
Term Loan, 4.48%, Maturing June 30, 2021		26,337	26,568,503
Milacron, LLC
Term Loan, 4.23%, Maturing September 28, 2023		30,086	30,312,132
Paladin Brands Holding, Inc.
Term Loan, 7.30%, Maturing August 16, 2019		15,871	15,870,964

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	13,075	$15,750,266
Rexnord, LLC
Term Loan, 4.05%, Maturing August 21, 2023		51,467	51,783,069
Signode Industrial Group US, Inc.
Term Loan, 4.01%, Maturing May 4, 2021		8,140	8,210,991
STS Operating, Inc.
Term Loan, 4.98%, Maturing February 12, 2021		5,256	5,268,947
Tank Holding Corp.
Term Loan, 5.55%, Maturing March 16, 2022		9,045	9,083,092
Terex Corporation
Term Loan, 3.73%, Maturing January 31, 2024		10,119	10,192,612
WP Deluxe Merger Sub, Inc.
Term Loan, Maturing July 19, 2024(4)		328	329,515
Term Loan, Maturing July 19, 2024(4)		2,522	2,534,735

			$435,302,331

Insurance — 3.2%
Alliant Holdings I, Inc.
Term Loan, 4.56%, Maturing August 12, 2022		21,487	$21,602,972
AmWINS Group, Inc.
Term Loan, 4.17%, Maturing January 25, 2024		28,864	28,984,003
AssuredPartners, Inc.
Term Loan, 4.73%, Maturing October 21, 2022		21,742	21,821,098
Term Loan - Second Lien, 10.23%, Maturing October 20, 2023		1,225	1,249,500
Asurion, LLC
Term Loan, 4.48%, Maturing August 4, 2022		35,242	35,429,264
Term Loan, 4.23%, Maturing November 3, 2023		33,409	33,689,829
Term Loan - Second Lien, 8.73%, Maturing March 3, 2021		12,675	12,710,655
Cunningham Lindsey U.S., Inc.
Term Loan, 5.05%, Maturing December 10, 2019		11,669	10,638,418
Term Loan - Second Lien, 9.30%, Maturing June 10, 2020(3)		6,266	5,181,907
Hub International Limited
Term Loan, 4.42%, Maturing October 2, 2020		29,976	30,235,619
NFP Corp.
Term Loan, 4.80%, Maturing January 8, 2024		22,304	22,482,771
USI, Inc.
Term Loan, 4.18%, Maturing May 16, 2024		20,950	20,921,634

			$244,947,670

Leisure Goods/Activities/Movies — 3.8%
AMC Entertainment, Inc.
Term Loan, 3.48%, Maturing December 15, 2022		9,931	$9,969,856
Term Loan, 3.48%, Maturing December 15, 2023		3,955	3,969,957
Ancestry.com Operations, Inc.
Term Loan, 4.48%, Maturing October 19, 2023		28,859	29,178,656
Bombardier Recreational Products, Inc.
Term Loan, 4.23%, Maturing June 30, 2023		31,903	32,164,799
Bright Horizons Family Solutions, Inc.
Term Loan, 3.48%, Maturing November 7, 2023		7,303	7,365,361
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.30%, Maturing July 8, 2022		18,291	18,413,139

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cedar Fair L.P.
Term Loan, 3.48%, Maturing April 13, 2024	2,438	$2,463,185
Cinemark USA, Inc.
Term Loan, 3.21%, Maturing May 9, 2022	2,435	2,443,893
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing February 1, 2024	23,125	23,214,933
Emerald Expositions Holding, Inc.
Term Loan, 4.30%, Maturing May 22, 2024	11,250	11,432,813
Kasima, LLC
Term Loan, 3.79%, Maturing May 17, 2021	287	288,677
Lindblad Expeditions, Inc.
Term Loan, 5.95%, Maturing May 8, 2021	638	643,188
Term Loan, 5.95%, Maturing May 8, 2021	4,948	4,984,707
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	16,724	16,836,304
Match Group, Inc.
Term Loan, 4.47%, Maturing November 16, 2022	4,911	4,948,335
National CineMedia, LLC
Term Loan, 3.99%, Maturing November 26, 2019	1,232	1,235,746
Nord Anglia Education Finance, LLC
Term Loan, 4.70%, Maturing March 31, 2021	18,890	18,921,814
Regal Cinemas Corporation
Term Loan, 3.23%, Maturing April 1, 2022	5,347	5,368,439
Sabre GLBL, Inc.
Term Loan, 3.98%, Maturing February 22, 2024	11,413	11,516,509
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.55%, Maturing May 14, 2020	2,315	2,315,293
Term Loan, 4.30%, Maturing March 31, 2024	16,832	16,904,555
SRAM, LLC
Term Loan, 4.79%, Maturing March 15, 2024	16,281	16,403,186
Steinway Musical Instruments, Inc.
Term Loan, 5.06%, Maturing September 19, 2019	11,174	10,839,207
Travel Leaders Group, LLC
Term Loan, 6.48%, Maturing January 25, 2024	12,968	13,072,861
UFC Holdings, LLC
Term Loan, 4.48%, Maturing August 18, 2023	10,223	10,293,031
WMG Acquisition Corp.
Term Loan, 3.73%, Maturing November 1, 2023	21,377	21,494,258

		$296,682,702

Lodging and Casinos — 4.4%
Affinity Gaming, LLC
Term Loan, 4.73%, Maturing July 1, 2023	11,640	$11,721,467
Amaya Holdings B.V.
Term Loan, 4.80%, Maturing August 1, 2021	39,885	40,117,223
Term Loan - Second Lien, 8.30%, Maturing August 1, 2022	5,550	5,621,566
Boyd Gaming Corporation
Term Loan, 3.69%, Maturing September 15, 2023	13,579	13,653,968
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2022(6)	6,346	7,599,589
Term Loan, Maturing March 31, 2024(4)	725	728,172
Caesars Growth Properties Holdings, LLC
Term Loan, 4.23%, Maturing May 8, 2021	8,329	8,397,840

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CityCenter Holdings, LLC
Term Loan, 3.73%, Maturing April 18, 2024		32,950	$33,114,750
Cyan Blue Holdco 3 Limited
Term Loan, Maturing July 26, 2024(4)		2,925	2,943,281
Term Loan, Maturing July 31, 2024(4)	GBP	925	1,237,480
Eldorado Resorts, LLC
Term Loan, 3.56%, Maturing April 17, 2024		18,055	18,050,995
ESH Hospitality, Inc.
Term Loan, 3.73%, Maturing August 30, 2023		37,073	37,304,959
Four Seasons Hotels Limited
Term Loan, 3.73%, Maturing November 30, 2023		6,915	6,976,478
Gateway Casinos & Entertainment Limited
Term Loan, 5.05%, Maturing February 22, 2023		5,875	5,928,856
Golden Nugget, Inc.
Term Loan, 4.68%, Maturing November 21, 2019		1,129	1,142,221
Term Loan, 4.71%, Maturing November 21, 2019		2,634	2,665,181
Hilton Worldwide Finance, LLC
Term Loan, 3.23%, Maturing October 25, 2023		39,441	39,658,190
La Quinta Intermediate Holdings, LLC
Term Loan, 4.05%, Maturing April 14, 2021		12,502	12,609,860
Las Vegas Sands, LLC
Term Loan, 3.23%, Maturing March 29, 2024		3,980	4,001,146
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.98%, Maturing April 23, 2021		22,268	22,330,293
Term Loan, 3.48%, Maturing April 25, 2023		23,725	23,848,308
Playa Resorts Holding B.V.
Term Loan, 4.32%, Maturing April 5, 2024		18,825	18,945,009
RHP Hotel Properties L.P.
Term Loan, 3.44%, Maturing May 11, 2024		10,474	10,539,211
Richmond UK Bidco Limited
Term Loan, 4.50%, Maturing March 3, 2024	GBP	2,925	3,916,533
Tropicana Entertainment, Inc.
Term Loan, 4.30%, Maturing November 27, 2020		7,635	7,711,689

			$340,764,265

Nonferrous Metals/Minerals — 1.0%
Dynacast International, LLC
Term Loan, 4.55%, Maturing January 28, 2022		17,953	$18,087,325
Fairmount Santrol, Inc.
Term Loan, 4.80%, Maturing September 5, 2019		17,429	16,433,644
Global Brass & Copper, Inc.
Term Loan, 4.50%, Maturing July 18, 2023		11,042	11,193,384
Murray Energy Corporation
Term Loan, 8.55%, Maturing April 16, 2020		17,120	16,729,258
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)		193	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		3,252	535,279
Oxbow Carbon, LLC
Term Loan, 4.73%, Maturing January 19, 2020		6,542	6,623,965
Term Loan - Second Lien, 8.23%, Maturing January 17, 2020		10,550	10,615,937

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	1,489	$558,714

		$80,777,506

Oil and Gas — 2.6%
Ameriforge Group, Inc.
Term Loan, 14.30%, (9.30% Cash, 5.00% PIK), Maturing June 8, 2022	14,904	$15,493,799
BCP Raptor, LLC
Term Loan, 5.51%, Maturing June 24, 2024	7,075	7,048,469
Bronco Midstream Funding, LLC
Term Loan, 5.17%, Maturing August 15, 2020	16,909	17,089,068
CITGO Holding, Inc.
Term Loan, 9.80%, Maturing May 12, 2018	7,997	8,075,816
CITGO Petroleum Corporation
Term Loan, 4.80%, Maturing July 29, 2021	10,975	11,032,015
Crestwood Holdings, LLC
Term Loan, 9.23%, Maturing June 19, 2019	7,732	7,641,384
Energy Transfer Equity L.P.
Term Loan, 3.97%, Maturing February 2, 2024	5,600	5,627,418
Fieldwood Energy, LLC
Term Loan, 4.17%, Maturing September 28, 2018	12,537	12,075,141
Term Loan, 8.30%, Maturing August 31, 2020	14,225	13,584,875
Term Loan, 8.42%, Maturing September 30, 2020	3,998	3,223,363
Term Loan - Second Lien, 8.42%, Maturing September 30, 2020	5,552	3,303,458
Floatel International Ltd.
Term Loan, 6.30%, Maturing June 27, 2020	3,837	2,877,720
MEG Energy Corp.
Term Loan, 4.73%, Maturing December 31, 2023	42,613	42,468,401
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)	92	0
Term Loan, 7.30%, Maturing July 18, 2022	564	493,276
Seadrill Partners Finco, LLC
Term Loan, 4.30%, Maturing February 21, 2021	25,430	17,482,941
Sheridan Investment Partners II L.P.
Term Loan, 4.71%, Maturing December 16, 2020	336	283,739
Term Loan, 4.71%, Maturing December 16, 2020	902	760,806
Term Loan, 4.71%, Maturing December 16, 2020	6,482	5,469,205
Sheridan Production Partners I, LLC
Term Loan, 4.73%, Maturing October 1, 2019	894	771,400
Term Loan, 4.73%, Maturing October 1, 2019	1,464	1,262,921
Term Loan, 4.73%, Maturing October 1, 2019	11,050	9,530,890
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	543	486,257
Ultra Resources, Inc.
Term Loan, 4.22%, Maturing April 12, 2024	11,075	11,075,000

		$197,157,362

Publishing — 1.8%
Ascend Learning, LLC
Term Loan, 4.53%, Maturing July 12, 2024	13,650	$13,738,725
Getty Images, Inc.
Term Loan, 4.80%, Maturing October 18, 2019	41,597	38,711,635

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Harland Clarke Holdings Corp.
Term Loan, 7.30%, Maturing December 31, 2021	4,872	$4,912,231
Term Loan, 6.80%, Maturing February 9, 2022	8,891	8,925,854
LSC Communications, Inc.
Term Loan, 7.23%, Maturing September 30, 2022	8,284	8,367,327
Merrill Communications, LLC
Term Loan, 6.56%, Maturing June 1, 2022	5,068	5,089,914
Nielsen Finance, LLC
Term Loan, 3.22%, Maturing October 4, 2023	25,688	25,768,552
ProQuest, LLC
Term Loan, 5.48%, Maturing October 24, 2021	12,257	12,355,005
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.80%, Maturing August 14, 2020	12,929	12,994,918
Tweddle Group, Inc.
Term Loan, 7.31%, Maturing October 24, 2022	7,971	8,030,405

		$138,894,566

Radio and Television — 3.1%
ALM Media Holdings, Inc.
Term Loan, 5.80%, Maturing July 31, 2020	5,810	$5,403,530
AP NMT Acquisition B.V.
Term Loan, 7.05%, Maturing August 13, 2021	5,946	5,564,098
CBS Radio, Inc.
Term Loan, 4.73%, Maturing October 17, 2023	14,199	14,311,891
Term Loan, Maturing October 17, 2023(4)	4,200	4,247,250
Cumulus Media Holdings, Inc.
Term Loan, 4.49%, Maturing December 23, 2020	40,287	32,541,772
Entercom Radio, LLC
Term Loan, 4.71%, Maturing November 1, 2023	17,531	17,627,524
Entravision Communications Corporation
Term Loan, 3.80%, Maturing May 31, 2020	12,530	12,564,954
Gray Television, Inc.
Term Loan, 3.72%, Maturing February 7, 2024	2,363	2,382,030
Hubbard Radio, LLC
Term Loan, 4.49%, Maturing May 27, 2022	5,400	5,427,489
iHeartCommunications, Inc.
Term Loan, 7.98%, Maturing January 30, 2019	14,994	12,238,998
Term Loan, 8.73%, Maturing July 30, 2019	2,571	2,074,527
Mission Broadcasting, Inc.
Term Loan, 3.74%, Maturing January 17, 2024	2,581	2,600,822
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, Maturing January 17, 2024	21,116	21,281,063
Radio Systems Corporation
Term Loan, 4.73%, Maturing May 2, 2024	4,125	4,166,250
Raycom TV Broadcasting, LLC
Term Loan, 4.23%, Maturing August 4, 2021	6,573	6,564,452
Sinclair Television Group, Inc.
Term Loan, 3.49%, Maturing January 3, 2024	17,537	17,584,295
Univision Communications, Inc.
Term Loan, 3.98%, Maturing March 15, 2024	74,157	73,941,109

		$240,522,054

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 3.5%
Ascena Retail Group, Inc.
Term Loan, 5.75%, Maturing August 21, 2022	17,819	$14,878,768
Bass Pro Group, LLC
Term Loan, 6.05%, Maturing June 9, 2018	3,225	3,243,141
Term Loan, 6.30%, Maturing December 16, 2023	9,550	9,313,809
BJ’s Wholesale Club, Inc.
Term Loan, 4.97%, Maturing February 3, 2024	8,080	7,928,255
CDW, LLC
Term Loan, 3.30%, Maturing August 17, 2023	17,954	18,078,944
Coinamatic Canada, Inc.
Term Loan, 4.48%, Maturing May 14, 2022	854	856,044
David’s Bridal, Inc.
Term Loan, 5.30%, Maturing October 11, 2019	17,027	12,727,957
Evergreen Acqco 1 L.P.
Term Loan, 5.06%, Maturing July 9, 2019	16,172	15,282,772
Harbor Freight Tools USA, Inc.
Term Loan, 4.48%, Maturing August 18, 2023	18,119	18,184,264
J. Crew Group, Inc.
Term Loan, 4.31%, Maturing March 5, 2021	23,217	12,645,936
LSF9 Atlantis Holdings, LLC
Term Loan, 7.23%, Maturing May 1, 2023	11,826	11,999,269
Men’s Wearhouse, Inc. (The)
Term Loan, 4.72%, Maturing June 18, 2021	9,703	9,444,625
Michaels Stores, Inc.
Term Loan, 3.98%, Maturing January 30, 2023	13,457	13,482,380
Neiman Marcus Group Ltd., LLC
Term Loan, 4.47%, Maturing October 25, 2020	19,980	14,951,359
Party City Holdings, Inc.
Term Loan, 4.32%, Maturing August 19, 2022	22,836	22,923,551
PetSmart, Inc.
Term Loan, 4.23%, Maturing March 11, 2022	38,899	36,980,791
PFS Holding Corporation
Term Loan, 4.74%, Maturing January 31, 2021	11,557	10,993,413
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.80%, Maturing April 30, 2021	6,167	5,958,699
Rent-A-Center, Inc.
Term Loan, 4.24%, Maturing March 19, 2021	952	937,429
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.23%, Maturing August 21, 2019	21,562	20,160,469
Vivid Seats Ltd.
Term Loan, 5.30%, Maturing June 30, 2024	10,400	10,465,000

		$271,436,875

Steel — 0.8%
Atkore International, Inc.
Term Loan, 4.30%, Maturing December 22, 2023	13,263	$13,374,940
Neenah Foundry Company
Term Loan, 7.78%, Maturing April 26, 2019	10,326	10,248,472

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Zekelman Industries, Inc.
Term Loan, 4.79%, Maturing June 14, 2021		36,205	$36,544,710

			$60,168,122

Surface Transport — 0.6%
Avis Budget Car Rental, LLC
Term Loan, 3.30%, Maturing March 15, 2022		9,761	$9,740,272
Hertz Corporation (The)
Term Loan, 3.99%, Maturing June 30, 2023		7,524	7,518,711
Kenan Advantage Group, Inc.
Term Loan, 4.23%, Maturing July 31, 2022		976	977,443
Term Loan, 4.23%, Maturing July 31, 2022		3,209	3,214,190
PODS, LLC
Term Loan, 4.47%, Maturing February 2, 2022		4,660	4,690,396
Stena International S.a.r.l.
Term Loan, 4.30%, Maturing March 3, 2021		20,420	18,275,895

			$44,416,907

Telecommunications — 5.2%
Arris Group, Inc.
Term Loan, 3.73%, Maturing April 26, 2024		574	$577,976
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025		50,575	49,962,587
Ciena Corporation
Term Loan, 3.73%, Maturing January 28, 2022		6,686	6,724,046
Colorado Buyer, Inc.
Term Loan, 4.17%, Maturing May 1, 2024		7,875	7,960,310
Consolidated Communications, Inc.
Term Loan, 4.24%, Maturing October 4, 2023		17,362	17,414,128
Digicel International Finance Limited
Term Loan, 4.94%, Maturing May 28, 2024		10,225	10,336,841
eircom Finco S.a.r.l.
Term Loan, 3.25%, Maturing April 19, 2024	EUR	16,875	20,098,709
Frontier Communications Corp.
Term Loan, 4.98%, Maturing June 15, 2024		19,025	18,340,100
Global Eagle Entertainment, Inc.
Term Loan, 8.46%, Maturing January 6, 2023		11,701	11,416,184
Intelsat Jackson Holdings S.A.
Term Loan, 4.00%, Maturing June 30, 2019		63,059	62,920,710
IPC Corp.
Term Loan, 5.82%, Maturing August 6, 2021		16,851	16,345,404
Level 3 Financing, Inc.
Term Loan, 3.48%, Maturing February 22, 2024		23,800	23,926,449
Onvoy, LLC
Term Loan, 5.80%, Maturing February 10, 2024		16,384	16,452,209
SBA Senior Finance II, LLC
Term Loan, 3.49%, Maturing March 24, 2021		9,440	9,494,613
Term Loan, 3.49%, Maturing June 10, 2022		1,953	1,963,127
Sprint Communications, Inc.
Term Loan, 3.75%, Maturing February 2, 2024		54,389	54,620,982

23

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Syniverse Holdings, Inc.
Term Loan, 4.30%, Maturing April 23, 2019	18,900	$18,134,441
Term Loan, 4.31%, Maturing April 23, 2019	11,867	11,385,941
Telesat Canada
Term Loan, 4.30%, Maturing November 17, 2023	41,651	42,067,333
U.S. Telepacific Corporation
Term Loan, 6.23%, Maturing May 2, 2023	2,500	2,473,048

		$402,615,138

Utilities — 2.4%
AES Corporation
Term Loan, 3.19%, Maturing May 24, 2022	3,142	$3,141,471
Calpine Construction Finance Company L.P.
Term Loan, 3.49%, Maturing May 3, 2020	3,316	3,323,255
Term Loan, 3.74%, Maturing January 31, 2022	7,881	7,880,532
Calpine Corporation
Term Loan, 2.99%, Maturing November 30, 2017	6,764	6,779,139
Term Loan, 2.99%, Maturing December 31, 2019	3,915	3,923,445
Term Loan, 4.05%, Maturing January 15, 2024	37,147	37,321,248
Dayton Power & Light Company (The)
Term Loan, 4.49%, Maturing August 24, 2022	4,055	4,121,729
Dynegy, Inc.
Term Loan, 4.48%, Maturing February 7, 2024	20,748	20,855,039
Granite Acquisition, Inc.
Term Loan, 5.30%, Maturing December 19, 2021	1,045	1,055,672
Term Loan, 5.30%, Maturing December 19, 2021	23,158	23,402,387
Helix Gen Funding, LLC
Term Loan, 4.96%, Maturing June 2, 2024	7,525	7,614,359
Invenergy Thermal Operating I, LLC
Term Loan, 6.80%, Maturing October 19, 2022	1,684	1,620,414
Lightstone Generation, LLC
Term Loan, 5.73%, Maturing January 30, 2024	1,692	1,677,813
Term Loan, 5.73%, Maturing January 30, 2024	27,160	26,926,796
Lonestar Generation, LLC
Term Loan, 5.45%, Maturing February 22, 2021	8,888	7,376,998
Longview Power, LLC
Term Loan, 7.24%, Maturing April 13, 2021	10,462	5,910,747
Talen Energy Supply, LLC
Term Loan, 5.23%, Maturing July 15, 2023	2,943	2,857,106
Term Loan, 5.23%, Maturing April 15, 2024	6,829	6,607,493
TPF II Power, LLC
Term Loan, 5.23%, Maturing October 2, 2023	13,684	13,792,202

		$186,187,845

Total Senior Floating-Rate Loans (identified cost $8,823,703,879)		$8,790,992,322

24

Corporate Bonds & Notes — 3.6%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul Holdings, LLC
4.875%, 4/15/24(7)(8)	EUR	6,000	$7,043,849

			$7,043,849

Cable and Satellite Television — 0.0%(9)
Virgin Media Secured Finance PLC
5.50%, 1/15/25(7)		1,825	$1,915,684

			$1,915,684

Chemicals and Plastics — 0.3%
Hexion, Inc.
6.625%, 4/15/20		22,200	$21,006,750
PQ Corp.
6.75%, 11/15/22(7)		3,000	3,256,560

			$24,263,310

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		20,375	$20,833,438
4.804%, 7/15/21(7)(8)		8,075	8,266,781

			$29,100,219

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(7)		9,841	$10,406,858
7.00%, 3/15/24(7)		12,794	13,657,595

			$24,064,453

Electronics/Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(7)		10,400	$11,440,000

			$11,440,000

Entertainment — 0.1%
Vougeot Bidco PLC
7.875%, 7/15/20(7)	GBP	3,500	$4,745,194
Vue International Bidco PLC
4.919%, 7/15/20(7)(8)	EUR	2,875	3,433,206

			$8,178,400

Equipment Leasing — 0.0%(9)
International Lease Finance Corp.
7.125%, 9/1/18(7)		750	$792,035

			$792,035

Food Products — 0.3%
Iceland Bondco PLC
4.545%, 7/15/20(7)(8)	GBP	10,491	$13,910,575
6.25%, 7/15/21(7)	GBP	3,925	5,405,213

			$19,315,788

25

Security	Principal Amount* (000’s omitted)		Value
Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	$11,766,500
6.25%, 3/31/23		13,375	13,742,812
HCA, Inc.
4.75%, 5/1/23		4,650	4,905,750
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)		21,975	23,733,000
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,421,875
4.375%, 10/1/21		6,225	6,365,063

			$73,935,000

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.28%, 11/15/19(7)(8)	GBP	6,500	$8,640,424

			$8,640,424

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,336,500

			$4,336,500

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		5,459	$7,096,603
9.00%, 2/15/20(6)		2,459	3,202,708
9.00%, 2/15/20(6)		6,246	8,134,879

			$18,434,190

Media — 0.0%(9)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		3,600	$3,744,000

			$3,744,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		6,700	$6,850,750

			$6,850,750

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,386,426
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,075	3,201,844
5.125%, 2/15/25(7)		3,000	3,015,000

			$7,603,270

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)		8,600	$7,073,500

			$7,073,500

26

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 0.1%
Wind Acquisition Finance S.A.
4.921%, 4/30/19(7)(8)	EUR	4,825	$5,794,944
6.50%, 4/30/20(7)		3,150	3,260,250

			$9,055,194

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(7)		2,000	$2,070,000
5.875%, 1/15/24(7)		5,000	5,175,000
5.25%, 6/1/26(7)		7,675	7,559,875

			$14,804,875

Total Corporate Bonds & Notes (identified cost $275,299,864)			$280,591,441

Asset-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)		Value
ALM Loan Funding, Ltd.
Series 2013-7R2A, Class DR, 8.754%, 10/15/27(7)(8)		$2,000	$2,033,448
Series 2013-7RA, Class DR, 8.444%, 10/15/28(7)(8)		3,000	3,048,226
Series 2015-16A, Class D, 6.654%, 7/15/27(7)(8)		3,000	2,973,009
Apidos CLO XIV
Series 2013-14A, Class D, 4.804%, 4/15/25(7)(8)		3,000	2,999,697
Series 2013-14A, Class E, 5.704%, 4/15/25(7)(8)		1,500	1,443,722
Apidos CLO XVII
Series 2014-17A, Class C, 4.604%, 4/17/26(7)(8)		1,500	1,496,169
Apidos CLO XXI
Series 2015-21A, Class D, 6.854%, 7/18/27(7)(8)		1,500	1,502,777
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.204%, 10/17/24(7)(8)		2,000	2,009,934
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.554%, 7/17/25(7)(8)		1,670	1,594,957
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.404%, 7/15/26(7)(8)		2,175	2,065,656
Carlyle Global Market Strategies CLO, Ltd.
Series 2016-4A, Class D, 8.207%, 10/20/27(7)(8)		1,500	1,530,330
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 7.407%, 10/20/28(7)(8)		2,000	2,000,791
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 8.307%, 10/20/27(7)(8)		2,000	2,034,102
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 9.059%, 11/14/27(7)(8)		2,000	2,045,468
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.817%, 11/20/27(7)(8)		3,000	3,059,618
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.807%, 4/20/25(7)(8)		2,900	2,900,850
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 8.454%, 7/15/29(7)(8)		2,000	2,012,378

27

Security	Principal Amount (000’s omitted)	Value
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 7.404%, 10/17/27(7)(8)	2,450	$2,450,632
Series 2014-1A, Class DR, 8.204%, 1/17/27(7)(8)	1,900	1,901,597
Series 2015-1A, Class DR, 7.372%, 5/21/29(7)(8)	1,850	1,789,033
Voya CLO, Ltd.
Series 2015-3A, Class D2, 6.757%, 10/20/27(7)(8)	2,900	2,857,303

Total Asset-Backed Securities (identified cost $44,276,733)		$45,749,697

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(10)(11)	168	$2,485,811

		$2,485,811

Automotive — 0.0%(9)
Dayco Products, LLC(3)(10)(11)	48,926	$1,541,169

		$1,541,169

Business Equipment and Services — 0.1%
Education Management Corp.(3)(10)(11)	41,829,101	$0
RCS Capital Corp.(10)(11)	435,169	7,397,873

		$7,397,873

Electronics/Electrical — 0.1%
Answers Corp.(10)(11)	642,963	$9,724,815

		$9,724,815

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(10)(11)	319,499	$599,061

		$599,061

Lodging and Casinos — 0.0%(9)
Tropicana Entertainment, Inc.(10)(11)	40,751	$1,782,856

		$1,782,856

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(10)(11)	1,769	$0

		$0

Oil and Gas — 0.4%
Ameriforge Group, Inc.(3)(10)(11)	538,696	$18,854,360
Paragon Offshore Finance Company, Class A(10)(11)	16,581	17,133
Paragon Offshore Finance Company, Class B(10)(11)	8,290	171,327
Paragon Offshore, Ltd.(10)(11)	16,581	248,715
Samson Resources II, LLC, Class A(10)(11)	387,972	9,182,017
Southcross Holdings Group, LLC(3)(10)(11)	573	0
Southcross Holdings L.P., Class A(10)(11)	573	415,425

		$28,888,977

28

Security	Shares	Value
Publishing — 0.1%
ION Media Networks, Inc.(3)(11)	13,247	$6,895,461
MediaNews Group, Inc.(3)(10)(11)	66,239	2,319,686

		$9,215,147

Total Common Stocks (identified cost $43,154,407)		$61,635,709

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(10)(11)	46,544	$0

Total Convertible Preferred Stocks (identified cost $3,284,920)		$0

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(12)	61,722,294	$61,734,638

Total Short-Term Investments (identified cost $61,734,638)		$61,734,638

Total Investments — 119.4% (identified cost $9,251,454,441)		$9,240,703,807

Less Unfunded Loan Commitments — (0.1)%		$(5,681,645)

Net Investments — 119.3% (identified cost $9,245,772,796)		$9,235,022,162

Other Assets, Less Liabilities — (19.3)%		$(1,498,727,623)

Net Assets — 100.0%		$7,736,294,539

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

29

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $210,141,834 or 2.7% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(9)	Amount is less than 0.05%.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $613,374.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	10,900,000	USD	8,661,256	State Street Bank and Trust Company	8/31/17	$85,486	$—
USD	28,617,279	CAD	38,473,643	HSBC Bank USA, N.A.	8/31/17	—	(2,256,025)
USD	3,420,390	EUR	2,992,500	JPMorgan Chase Bank, N.A.	8/31/17	—	(127,442)
USD	98,873,805	EUR	87,766,903	State Street Bank and Trust Company	8/31/17	—	(5,180,397)
USD	12,750,707	EUR	10,915,188	State Street Bank and Trust Company	8/31/17	—	(190,061)
USD	8,189,213	GBP	6,313,917	HSBC Bank USA, N.A.	8/31/17	—	(149,284)
USD	124,086,527	EUR	108,472,933	HSBC Bank USA, N.A.	9/29/17	—	(4,724,854)
USD	30,332,947	GBP	23,400,899	Goldman Sachs International	9/29/17	—	(602,815)
USD	124,290,309	EUR	105,864,940	Goldman Sachs International	10/31/17	—	(1,635,650)
USD	23,653,138	GBP	18,041,012	State Street Bank and Trust Company	10/31/17	—	(221,035)

						$85,486	$(15,087,563)

Abbreviations:

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

30

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $85,486 and $15,087,563, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,239,776,686

Gross unrealized appreciation	$122,120,641
Gross unrealized depreciation	(126,875,165)

Net unrealized depreciation	$(4,754,524)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,771,377,073	$13,933,604	$8,785,310,677
Corporate Bonds & Notes	—	280,591,441	—	280,591,441
Asset-Backed Securities	—	45,749,697	—	45,749,697
Common Stocks	1,782,856	27,756,366	32,096,487	61,635,709
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments	—	61,734,638	—	61,734,638
Total Investments	$1,782,856	$9,187,209,215	$46,030,091	$9,235,022,162
Forward Foreign Currency Exchange Contracts	$—	$85,486	$—	$85,486
Total	$1,782,856	$9,187,294,701	$46,030,091	$9,235,107,648

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(15,087,563)	$—	$(15,087,563)
Total	$—	$(15,087,563)	$—	$(15,087,563)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

31

Eaton Vance

Floating-Rate Fund

July 31, 2017 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $8,313,038,926 and the Fund owned 84.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 90.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.3%
Accudyne Industries, LLC
Term Loan, 4.23%, Maturing December 13, 2019		8,708	$8,696,176
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.71%, Maturing June 1, 2024		4,325	4,379,136
IAP Worldwide Services, Inc.
Revolving Loan, 1.37%, Maturing July 18, 2018(2)		5,347	5,311,801
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,176	5,778,148
TransDigm, Inc.
Term Loan, 4.29%, Maturing February 28, 2020		28,535	28,670,120
Term Loan, 4.29%, Maturing June 4, 2021		33,853	34,025,786
Term Loan, 4.23%, Maturing June 9, 2023		28,840	29,029,215
Wesco Aircraft Hardware Corp.
Term Loan, 4.24%, Maturing October 4, 2021		12,513	12,502,077

			$128,392,459

Automotive — 2.0%
American Axle and Manufacturing, Inc.
Term Loan, 3.49%, Maturing April 6, 2024		38,635	$38,630,732
CS Intermediate Holdco 2, LLC
Term Loan, 3.55%, Maturing October 26, 2023		6,365	6,388,267
Dayco Products, LLC
Term Loan, 6.23%, Maturing May 19, 2023		11,725	11,812,938
FCA US, LLC
Term Loan, 3.23%, Maturing December 31, 2018		10,000	10,053,750
Federal-Mogul Holdings Corporation
Term Loan, 4.98%, Maturing April 15, 2021		45,293	45,580,308
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.23%, Maturing April 30, 2019		16,217	16,294,712
Horizon Global Corporation
Term Loan, 5.73%, Maturing June 30, 2021		5,974	6,026,224
Sage Automotive Holdings, Inc.
Term Loan, 6.23%, Maturing October 27, 2022		10,572	10,651,164
TI Group Automotive Systems, LLC
Term Loan, 3.75%, Maturing June 30, 2022	EUR	7,885	9,435,841
Term Loan, 3.98%, Maturing June 30, 2022		21,800	21,895,683
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing March 7, 2024		17,820	17,890,075
Visteon Corporation
Term Loan, 3.55%, Maturing March 24, 2024		2,500	2,515,625

			$197,175,319

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.48%, Maturing March 20, 2024		5,636	$5,711,610

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flavors Holdings, Inc.
Term Loan, 7.05%, Maturing April 3, 2020		10,824	$10,229,034
Term Loan - Second Lien, 11.30%, Maturing October 3, 2021		3,000	2,250,000

			$18,190,644

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		11,023	$11,201,804
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		34,278	33,913,572
Salient Partners L.P.
Term Loan, 9.80%, Maturing May 19, 2021		9,077	8,805,054

			$53,920,430

Building and Development — 2.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.73%, Maturing October 31, 2023		32,045	$32,257,721
Auction.com, LLC
Term Loan, 6.24%, Maturing May 12, 2019		12,781	12,892,645
Capital Automotive L.P.
Term Loan, 4.24%, Maturing March 24, 2024		5,000	5,053,750
CPG International, Inc.
Term Loan, 5.05%, Maturing May 3, 2024		15,592	15,653,823
DTZ U.S. Borrower, LLC
Term Loan, 4.49%, Maturing November 4, 2021		30,585	30,741,638
HD Supply Waterworks Ltd.
Term Loan, Maturing August 1, 2024(4)		8,525	8,596,934
Henry Company, LLC
Term Loan, 5.73%, Maturing October 5, 2023		7,501	7,641,190
PCF GmbH
Term Loan, Maturing March 30, 2024(4)	EUR	8,625	10,320,886
Ply Gem Industries, Inc.
Term Loan, 4.30%, Maturing February 1, 2021		8,323	8,380,666
Quikrete Holdings, Inc.
Term Loan, 3.98%, Maturing November 15, 2023		36,094	36,206,418
RE/MAX International, Inc.
Term Loan, 4.05%, Maturing December 15, 2023		21,697	21,832,678
Realogy Corporation
Term Loan, 3.23%, Maturing July 20, 2021		4,937	4,942,880
Term Loan, 3.48%, Maturing July 20, 2022		10,959	11,041,068
Summit Materials Companies I, LLC
Term Loan, 3.98%, Maturing July 17, 2022		7,620	7,700,457
Werner Co.
Term Loan, 7.25%, Maturing June 23, 2024		6,175	6,198,156
WireCo WorldGroup, Inc.
Term Loan, 6.70%, Maturing September 30, 2023		7,970	8,049,485

			$227,510,395

Business Equipment and Services — 8.0%
Acosta Holdco, Inc.
Term Loan, 4.48%, Maturing September 26, 2021		12,609	$11,574,438
AlixPartners, LLP
Term Loan, 4.30%, Maturing April 4, 2024		22,693	22,872,787

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Altisource Solutions S.a.r.l.
Term Loan, 4.73%, Maturing December 9, 2020		8,295	$7,362,154
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.51%, Maturing June 21, 2024		6,025	6,069,561
Camelot UK Holdco Limited
Term Loan, 4.73%, Maturing October 3, 2023		19,999	20,169,959
Cast and Crew Payroll, LLC
Term Loan, 4.80%, Maturing August 12, 2022		6,903	6,935,355
Change Healthcare Holdings, Inc.
Term Loan, 3.98%, Maturing March 1, 2024		77,082	77,574,288
Corporate Capital Trust, Inc.
Term Loan, 4.56%, Maturing May 20, 2019		17,584	17,837,087
CPM Holdings, Inc.
Term Loan, 5.48%, Maturing April 11, 2022		3,487	3,529,522
Crossmark Holdings, Inc.
Term Loan, 4.80%, Maturing December 20, 2019		35,762	25,882,751
DigitalGlobe, Inc.
Term Loan, 3.98%, Maturing January 15, 2024		8,209	8,238,252
Education Management, LLC
Revolving Loan, 3.58%, Maturing March 31, 2019(2)(3)		9,764	6,932,149
Term Loan, 5.80%, Maturing July 2, 2020(3)		5,464	3,879,335
Term Loan, 8.80%, Maturing July 2, 2020(3)		10,387	0
EIG Investors Corp.
Term Loan, 5.24%, Maturing February 9, 2023		50,732	51,217,928
Extreme Reach, Inc.
Term Loan, 7.55%, Maturing February 7, 2020		10,674	10,722,893
First Data Corporation
Term Loan, 3.23%, Maturing June 2, 2020		14,594	14,630,012
Term Loan, 3.48%, Maturing July 8, 2022		53,049	53,228,082
Garda World Security Corporation
Term Loan, 7.25%, Maturing May 24, 2024		21,764	22,008,698
Term Loan, 8.00%, Maturing May 24, 2024	CAD	10,000	8,025,817
Gartner, Inc.
Term Loan, 3.23%, Maturing March 20, 2022		2,963	2,979,164
Global Payments, Inc.
Term Loan, 3.23%, Maturing April 22, 2023		6,409	6,444,546
GTCR Valor Companies, Inc.
Term Loan, Maturing June 20, 2023(4)	EUR	3,000	3,542,523
Term Loan, Maturing June 20, 2023(4)		10,900	10,844,125
Hayward Industries, Inc.
Term Loan, Maturing July 18, 2024(4)		5,000	5,032,815
IG Investment Holdings, LLC
Term Loan, 5.30%, Maturing October 31, 2021		27,644	27,955,076
Information Resources, Inc.
Term Loan, 5.48%, Maturing January 18, 2024		16,135	16,280,790
ION Trading Finance Limited
Term Loan, 3.75%, Maturing August 11, 2023	EUR	11,937	14,322,018
Term Loan, 4.05%, Maturing August 11, 2023		13,172	13,122,379
J.D. Power and Associates
Term Loan, 5.55%, Maturing September 7, 2023		12,555	12,617,461
KAR Auction Services, Inc.
Term Loan, 3.56%, Maturing March 11, 2021		14,330	14,437,937

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kronos Incorporated
Term Loan, 4.68%, Maturing November 1, 2023		62,263	$62,994,972
Monitronics International, Inc.
Term Loan, 6.80%, Maturing September 30, 2022		22,924	23,204,434
PGX Holdings, Inc.
Term Loan, 6.49%, Maturing September 29, 2020		10,868	10,881,527
Prime Security Services Borrower, LLC
Term Loan, 3.98%, Maturing May 2, 2022		17,477	17,599,979
ServiceMaster Company
Term Loan, 3.73%, Maturing November 8, 2023		37,213	37,495,819
Spin Holdco, Inc.
Term Loan, 4.98%, Maturing November 14, 2022		38,137	38,156,986
Techem GmbH
Term Loan, Maturing July 31, 2024(4)	EUR	14,375	17,176,666
Tempo Acquisition, LLC
Term Loan, 4.23%, Maturing May 1, 2024		9,650	9,732,430
Tibco Software, Inc.
Term Loan, Maturing December 4, 2020(4)		6,100	6,152,423
TNS, Inc.
Term Loan, 5.24%, Maturing February 14, 2020		5,884	5,931,634
Trans Union, LLC
Term Loan, 3.73%, Maturing April 9, 2023		10,712	10,777,901
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.43%, Maturing September 2, 2021		27,653	27,729,191
Vestcom Parent Holdings, Inc.
Term Loan, 5.23%, Maturing December 19, 2023		13,156	13,189,272
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.48%, Maturing May 14, 2022		1,559	1,563,373

			$788,856,509

Cable and Satellite Television — 3.5%
Charter Communications Operating, LLC
Term Loan, 3.24%, Maturing July 1, 2020		2,487	$2,502,591
Term Loan, 3.24%, Maturing January 3, 2021		2,487	2,503,454
Term Loan, 3.48%, Maturing January 15, 2024		31,744	31,990,800
CSC Holdings, LLC
Term Loan, 3.48%, Maturing July 17, 2025		34,811	34,811,191
Numericable Group SA
Term Loan, 3.00%, Maturing July 31, 2025	EUR	9,978	11,864,313
Term Loan, 4.06%, Maturing July 31, 2025		20,648	20,648,250
Radiate Holdco, LLC
Term Loan, 4.23%, Maturing February 1, 2024		7,182	7,101,202
Telenet Financing USD, LLC
Term Loan, 3.98%, Maturing June 30, 2025		33,625	33,844,168
Term Loan, 3.00%, Maturing March 31, 2026	EUR	2,500	2,986,190
UPC Financing Partnership
Term Loan, 3.98%, Maturing April 15, 2025		27,525	27,700,472
Virgin Media Bristol, LLC
Term Loan, 3.98%, Maturing January 31, 2025		79,000	79,477,318
Virgin Media Investment Holdings Limited
Term Loan, 3.75%, Maturing January 31, 2026	GBP	14,475	19,220,666
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	22,850	27,240,649

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ziggo Secured Finance Partnership
Term Loan, 3.73%, Maturing April 15, 2025		42,375	$42,473,352

			$344,364,616

Chemicals and Plastics — 4.6%
Alpha 3 B.V.
Term Loan, 4.30%, Maturing January 31, 2024		5,650	$5,696,494
Aruba Investments, Inc.
Term Loan, 4.80%, Maturing February 2, 2022		3,864	3,876,494
Ashland, Inc.
Term Loan, 3.24%, Maturing May 24, 2024		6,325	6,367,169
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	12,910	15,525,384
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.30%, Maturing June 1, 2024		43,700	43,930,911
Caldic B.V.
Term Loan, 3.25%, Maturing June 27, 2024	EUR	1,500	1,793,458
Chemours Company (The)
Revolving Loan, 0.50%, Maturing May 12, 2020(2)		3,750	3,786,000
Term Loan, 3.00%, Maturing May 12, 2022	EUR	7,082	8,467,466
Emerald Performance Materials, LLC
Term Loan, 4.73%, Maturing August 1, 2021		5,304	5,354,245
Ferro Corporation
Term Loan, 2.75%, Maturing February 14, 2024	EUR	2,993	3,575,734
Term Loan, 3.73%, Maturing February 14, 2024		9,302	9,362,734
Flint Group GmbH
Term Loan, 4.31%, Maturing September 7, 2021		2,776	2,772,960
Flint Group US, LLC
Term Loan, 4.31%, Maturing September 7, 2021		16,795	16,774,138
Gemini HDPE, LLC
Term Loan, 4.31%, Maturing August 7, 2021		10,344	10,421,570
Huntsman International, LLC
Term Loan, 3.98%, Maturing October 1, 2021		8,139	8,194,452
Term Loan, 4.23%, Maturing April 1, 2023		18,461	18,602,646
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	15,019	17,908,026
Term Loan, 3.25%, Maturing April 1, 2024	EUR	48,208	57,467,832
Ineos US Finance, LLC
Term Loan, 4.01%, Maturing March 31, 2022		8,896	8,946,699
Term Loan, 4.01%, Maturing April 1, 2024		15,248	15,354,397
Kraton Polymers, LLC
Term Loan, 5.23%, Maturing January 6, 2022		24,576	24,846,002
Kronos Worldwide, Inc.
Term Loan, 4.30%, Maturing February 18, 2020		8,006	8,046,093
MacDermid, Inc.
Term Loan, 4.73%, Maturing June 7, 2020		5,306	5,356,978
Term Loan, 3.50%, Maturing June 7, 2023	EUR	3,242	3,870,515
Term Loan, 4.23%, Maturing June 7, 2023		29,283	29,494,551
Orion Engineered Carbons GmbH
Term Loan, 3.80%, Maturing July 25, 2021		7,295	7,322,009
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,813	5,741,192
OXEA Finance, LLC
Term Loan, 4.47%, Maturing January 15, 2020		4,441	4,399,808

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PQ Corporation
Term Loan, 5.56%, Maturing November 4, 2022		12,548	$12,662,855
Proampac PG Borrower, LLC
Term Loan, 5.20%, Maturing November 18, 2023		2,045	2,074,682
Solenis International L.P.
Term Loan, 4.45%, Maturing July 31, 2021		2,585	2,599,133
Sonneborn Refined Products B.V.
Term Loan, 4.98%, Maturing December 10, 2020		959	967,117
Sonneborn, LLC
Term Loan, 4.98%, Maturing December 10, 2020		5,433	5,480,330
Tata Chemicals North America, Inc.
Term Loan, 4.06%, Maturing August 7, 2020		5,654	5,657,015
Trinseo Materials Operating S.C.A.
Term Loan, 4.48%, Maturing November 5, 2021		4,116	4,162,305
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.80%, Maturing March 19, 2020		31,952	32,219,265
Unifrax Corporation
Term Loan, 5.05%, Maturing April 4, 2024		6,075	6,147,141
Univar, Inc.
Term Loan, 3.98%, Maturing July 1, 2022		15,882	15,991,311
Venator Materials Corporation
Term Loan, Maturing June 20, 2024(4)		4,325	4,349,328
Versum Materials, Inc.
Term Loan, 3.80%, Maturing September 29, 2023		5,831	5,892,891
Zep, Inc.
Term Loan, 5.23%, Maturing June 27, 2022		4,263	4,284,315

			$455,743,645

Clothing/Textiles — 0.1%
Samsonite International S.A.
Term Loan, 3.48%, Maturing August 1, 2023		10,940	$11,028,774

			$11,028,774

Conglomerates — 0.1%
Bestway UK Holdco Limited
Term Loan, 4.75%, Maturing October 6, 2021	GBP	276	$366,159
Penn Engineering & Manufacturing Corp.
Term Loan, 3.98%, Maturing May 30, 2024		2,850	2,864,250
SGB-SMIT Management GmbH
Term Loan, Maturing July 31, 2024(4)	EUR	6,713	8,064,032

			$11,294,441

Containers and Glass Products — 2.0%
Anchor Glass Container Corporation
Term Loan, 4.01%, Maturing December 7, 2023		5,647	$5,674,858
Berry Plastics Group, Inc.
Term Loan, 3.73%, Maturing October 1, 2022		14,960	15,033,193
Term Loan, 3.72%, Maturing January 19, 2024		7,481	7,521,776
BWAY Holding Company
Term Loan, 4.47%, Maturing April 3, 2024		15,925	15,996,328
Consolidated Container Company, LLC
Term Loan, 4.73%, Maturing May 22, 2024		4,300	4,335,475
Flex Acquisition Company, Inc.
Term Loan, 4.55%, Maturing December 29, 2023		37,107	37,403,856

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Horizon Holdings III SAS
Term Loan, 3.00%, Maturing October 29, 2022	EUR	20,625	$24,476,923
Libbey Glass, Inc.
Term Loan, 4.22%, Maturing April 9, 2021		10,768	9,839,160
Reynolds Group Holdings, Inc.
Term Loan, 4.23%, Maturing February 5, 2023		56,646	56,947,399
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.23%, Maturing March 13, 2022		23,935	24,107,079

			$201,336,047

Cosmetics/Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 5.79%, Maturing August 26, 2022		18,935	$19,147,648

			$19,147,648

Drugs — 3.6%
Alkermes, Inc.
Term Loan, 3.97%, Maturing September 25, 2021		19,272	$19,416,491
Amneal Pharmaceuticals, LLC
Term Loan, 4.80%, Maturing November 1, 2019		25,973	26,200,081
Arbor Pharmaceuticals, Inc.
Term Loan, 6.30%, Maturing July 5, 2023		30,530	31,025,788
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, Maturing April 29, 2024		52,775	53,646,738
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing March 29, 2024		16,012	16,116,612
Jaguar Holding Company II
Term Loan, 4.02%, Maturing August 18, 2022		68,808	69,334,016
Mallinckrodt International Finance S.A.
Term Loan, 4.05%, Maturing September 24, 2024		23,566	23,687,043
Patheon Holdings I B.V.
Term Loan, 4.50%, Maturing April 20, 2024		29,950	30,071,687
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.98%, Maturing April 1, 2022		81,068	82,644,279

			$352,142,735

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 3.94%, Maturing November 10, 2023		41,293	$41,644,741
Clean Harbors, Inc.
Term Loan, 3.23%, Maturing June 27, 2024		3,175	3,191,536
EnergySolutions, LLC
Term Loan, 6.99%, Maturing May 29, 2020		16,051	16,261,532
GFL Environmental, Inc.
Term Loan, 4.05%, Maturing September 29, 2023		14,370	14,440,223

			$75,538,032

Electronics/Electrical — 8.8%
Almonde, Inc.
Term Loan, 4.74%, Maturing June 13, 2024		29,525	$29,757,598
Answers Finance, LLC
Term Loan, 6.23%, Maturing April 15, 2021		3,512	3,441,925
Term Loan - Second Lien, 9.00%, Maturing September 15, 2021		4,680	4,586,586
Applied Systems, Inc.
Term Loan, 4.55%, Maturing January 25, 2021		8,582	8,656,703

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aptean, Inc.
Term Loan, 5.55%, Maturing December 20, 2022		18,379	$18,530,564
Term Loan - Second Lien, 10.80%, Maturing December 14, 2023		2,635	2,643,234
Avast Software B.V.
Term Loan, 4.55%, Maturing September 29, 2023		23,858	24,115,450
Campaign Monitor Finance Pty. Limited
Term Loan, 6.55%, Maturing March 18, 2021		13,169	12,603,915
CommScope, Inc.
Term Loan, 3.30%, Maturing December 29, 2022		10,371	10,420,760
CPI International, Inc.
Term Loan, Maturing July 25, 2024(4)		7,375	7,411,875
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.24%, Maturing April 27, 2024		14,075	14,132,187
Cypress Semiconductor Corporation
Term Loan, 4.98%, Maturing July 5, 2021		11,296	11,377,060
Electrical Components International, Inc.
Term Loan, 6.05%, Maturing May 28, 2021		11,017	11,106,554
Electro Rent Corporation
Term Loan, 6.23%, Maturing January 19, 2024		13,184	13,319,714
Energizer Holdings, Inc.
Term Loan, 3.25%, Maturing June 30, 2022		8,383	8,443,230
Entegris, Inc.
Term Loan, 3.48%, Maturing April 30, 2021		3,797	3,827,752
Excelitas Technologies Corp.
Term Loan, 6.30%, Maturing October 31, 2020		13,228	13,236,507
Eze Castle Software, Inc.
Term Loan, 4.30%, Maturing April 6, 2020		9,654	9,726,234
Go Daddy Operating Company, LLC
Term Loan, 3.75%, Maturing April 3, 2018	EUR	12,500	14,852,996
Term Loan, 3.73%, Maturing February 15, 2024		57,313	57,603,581
Hyland Software, Inc.
Term Loan, 4.48%, Maturing July 1, 2022		26,775	27,048,048
Infoblox, Inc.
Term Loan, 6.23%, Maturing November 7, 2023		18,062	18,208,758
Infor (US), Inc.
Term Loan, 3.75%, Maturing February 1, 2022	EUR	13,349	15,946,375
Term Loan, 4.05%, Maturing February 1, 2022		83,709	83,716,269
Informatica Corporation
Term Loan, 4.80%, Maturing August 5, 2022		47,858	48,012,850
Lattice Semiconductor Corporation
Term Loan, 5.47%, Maturing March 10, 2021		6,590	6,606,044
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.48%, Maturing May 17, 2024		19,659	19,659,279
MA FinanceCo., LLC
Term Loan, 3.81%, Maturing November 19, 2021		40,759	40,801,761
Term Loan, 3.98%, Maturing June 21, 2024		5,424	5,429,750
MH Sub I, LLC
Term Loan, 4.98%, Maturing July 8, 2021		25,829	26,119,932
MTS Systems Corporation
Term Loan, 4.48%, Maturing July 5, 2023		993	1,002,425
Renaissance Learning, Inc.
Term Loan, 5.05%, Maturing April 9, 2021		15,682	15,797,565
Term Loan - Second Lien, 8.30%, Maturing April 11, 2022		4,550	4,559,478

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rocket Software, Inc.
Term Loan, 5.55%, Maturing October 14, 2023	11,290	$11,423,753
Seattle Spinco, Inc.
Term Loan, 4.03%, Maturing June 21, 2024	36,626	36,668,440
SkillSoft Corporation
Term Loan, 5.98%, Maturing April 28, 2021	43,291	40,815,423
SS&C Technologies, Inc.
Term Loan, 3.48%, Maturing July 8, 2022	1,183	1,190,795
Term Loan, 3.48%, Maturing July 8, 2022	20,892	21,026,119
SurveyMonkey, Inc.
Term Loan, 5.80%, Maturing April 13, 2024	18,437	18,551,860
Switch Ltd.
Term Loan, 3.98%, Maturing June 20, 2024	2,850	2,873,156
Synchronoss Technologies, Inc.
Term Loan, 5.76%, Maturing January 19, 2024	8,204	8,204,437
Syncsort Incorporated
Term Loan, 6.55%, Maturing December 9, 2022	9,652	9,687,693
Uber Technologies
Term Loan, 5.23%, Maturing July 13, 2023	48,404	48,566,953
Veritas Bermuda Ltd.
Term Loan, 5.80%, Maturing January 27, 2023	19,642	19,834,344
VF Holding Corp.
Term Loan, 4.55%, Maturing June 30, 2023	32,341	32,502,772
Wall Street Systems Delaware, Inc.
Term Loan, 4.80%, Maturing August 26, 2023	11,256	11,322,513
Western Digital Corporation
Term Loan, 3.23%, Maturing April 29, 2021	3,000	3,017,250
Term Loan, 3.98%, Maturing April 29, 2023	13,937	14,062,375

		$872,450,842

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.48%, Maturing September 20, 2020	2,725	$2,738,137
Term Loan, 3.98%, Maturing March 20, 2022	61,556	61,883,047
Delos Finance S.a.r.l.
Term Loan, 3.55%, Maturing October 6, 2023	1,000	1,003,875

		$65,625,059

Financial Intermediaries — 3.5%
Americold Realty Operating Partnership L.P.
Term Loan, 4.98%, Maturing December 1, 2022	6,369	$6,449,873
Armor Holding II, LLC
Term Loan, 5.80%, Maturing June 26, 2020	12,546	12,624,459
Term Loan - Second Lien, 10.30%, Maturing December 26, 2020	6,200	6,223,250
Citco Funding, LLC
Term Loan, 4.23%, Maturing March 31, 2022	33,976	34,294,441
Clipper Acquisitions Corp.
Term Loan, 3.47%, Maturing February 6, 2020	5,944	5,970,319
Donnelley Financial Solutions, Inc.
Term Loan, 5.22%, Maturing September 30, 2023	7,159	7,250,491
Focus Financial Partners, LLC
Term Loan, 4.55%, Maturing July 3, 2024	12,450	12,582,281
Fortress Investment Group, LLC
Term Loan, 1.38%, Maturing June 14, 2022	13,225	13,404,781

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 23, 2022		36,342	$36,705,452
Geo Group, Inc. (The)
Term Loan, 3.48%, Maturing March 22, 2024		5,362	5,380,832
Guggenheim Partners, LLC
Term Loan, 3.98%, Maturing July 21, 2023		41,347	41,715,442
Harbourvest Partners, LLC
Term Loan, 3.80%, Maturing February 4, 2021		11,777	11,776,570
Jefferies Finance, LLC
Term Loan, Maturing July 26, 2024(4)		2,000	2,012,500
LPL Holdings, Inc.
Term Loan, 3.82%, Maturing March 11, 2024		15,012	15,120,284
MIP Delaware, LLC
Term Loan, 4.30%, Maturing March 9, 2020		3,107	3,118,895
NXT Capital, Inc.
Term Loan, 5.74%, Maturing November 22, 2022		25,631	26,079,644
Ocwen Financial Corporation
Term Loan, 6.23%, Maturing December 5, 2020		3,924	3,931,733
Quality Care Properties, Inc.
Term Loan, 6.48%, Maturing October 31, 2022		29,482	29,702,976
Sesac Holdco II, LLC
Term Loan, 4.48%, Maturing February 23, 2024		10,561	10,573,867
Virtus Investment Partners, Inc.
Term Loan, 4.95%, Maturing June 1, 2024		5,525	5,604,422
Walker & Dunlop, Inc.
Term Loan, 5.48%, Maturing December 11, 2020		11,650	11,766,933
Walter Investment Management Corp.
Term Loan, 4.98%, Maturing December 18, 2020		49,439	45,463,435

			$347,752,880

Food Products — 3.0%
American Seafoods Group, LLC
Term Loan, Maturing August 21, 2023(4)		3,825	$3,840,939
Blue Buffalo Company Ltd.
Term Loan, 3.23%, Maturing May 18, 2024		11,250	11,341,406
Del Monte Foods, Inc.
Term Loan, 4.43%, Maturing February 18, 2021		26,730	21,094,240
Dole Food Company, Inc.
Term Loan, 4.25%, Maturing April 6, 2024		19,175	19,304,163
High Liner Foods Incorporated
Term Loan, 4.54%, Maturing April 24, 2021		15,165	15,230,977
HLF Financing S.a.r.l.
Term Loan, 6.73%, Maturing February 15, 2023		16,853	17,081,192
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, Maturing July 2, 2022	EUR	4,500	5,396,279
Term Loan, 3.44%, Maturing July 2, 2022		25,018	25,159,043
JBS USA, LLC
Term Loan, 3.80%, Maturing October 30, 2022		66,448	65,949,815
Keurig Green Mountain, Inc.
Term Loan, 2.75%, Maturing March 3, 2021		8,791	8,802,163
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	12,305	12,027,971
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	7,939	617,925

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nature’s Bounty Co. (The)
Term Loan, 4.80%, Maturing May 5, 2023		40,819	$40,950,547
Term Loan, 5.25%, Maturing May 5, 2023	GBP	3,960	5,267,410
Nomad Foods Europe Midco Limited
Term Loan, 3.00%, Maturing April 18, 2024	EUR	6,800	8,156,266
Term Loan, 3.98%, Maturing April 18, 2024		6,650	6,718,581
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, Maturing February 2, 2024		8,159	8,203,214
Post Holdings, Inc.
Term Loan, 3.49%, Maturing May 24, 2024		18,450	18,545,128

			$293,687,259

Food Service — 2.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.51%, Maturing February 16, 2024		78,586	$78,602,400
Centerplate, Inc.
Term Loan, 4.97%, Maturing November 26, 2019		9,480	9,485,844
Landry’s, Inc.
Term Loan, 3.97%, Maturing October 4, 2023		31,403	31,461,885
Manitowoc Foodservice, Inc.
Term Loan, 4.23%, Maturing March 3, 2023		9,216	9,307,927
NPC International, Inc.
Term Loan, 4.73%, Maturing April 19, 2024		9,600	9,699,005
Pizza Hut Holdings, LLC
Term Loan, 3.23%, Maturing June 16, 2023		20,299	20,425,994
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.05%, Maturing May 14, 2020		3,960	3,988,876
TKC Holdings, Inc.
Term Loan, 5.48%, Maturing February 1, 2023		10,748	10,815,238
US Foods, Inc.
Term Loan, 3.99%, Maturing June 27, 2023		2,486	2,508,463
Weight Watchers International, Inc.
Term Loan, 4.53%, Maturing April 2, 2020		55,407	54,653,436

			$230,949,068

Food/Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 3.98%, Maturing August 25, 2021		14,850	$14,852,076
Term Loan, 4.29%, Maturing December 21, 2022		8,697	8,711,408
Term Loan, 4.25%, Maturing June 22, 2023		51,543	51,627,088
General Nutrition Centers, Inc.
Term Loan, 3.74%, Maturing March 4, 2019		6,410	6,206,913
Rite Aid Corporation
Term Loan - Second Lien, 5.99%, Maturing August 21, 2020		48,538	48,774,186
Supervalu, Inc.
Term Loan, 4.73%, Maturing June 8, 2024		2,618	2,613,528
Term Loan, 4.73%, Maturing June 8, 2024		4,364	4,355,880

			$137,141,079

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.98%, Maturing November 3, 2023		10,148	$10,224,425

			$10,224,425

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Health Care — 8.9%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	3,169	$3,203,410
ADMI Corp.
Term Loan, 5.03%, Maturing April 30, 2022	15,658	15,847,353
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	15,325	15,526,123
Alere, Inc.
Term Loan, 4.23%, Maturing June 18, 2020	1,543	1,543,978
Term Loan, 4.49%, Maturing June 18, 2022	34,378	34,479,974
Alliance Healthcare Services, Inc.
Term Loan, 4.48%, Maturing June 3, 2019	14,015	14,044,045
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.80%, Maturing August 4, 2021	7,172	7,216,456
Auris Luxembourg III S.a.r.l.
Term Loan, 4.30%, Maturing January 17, 2022	2,985	3,009,644
BioClinica, Inc.
Term Loan, 5.56%, Maturing October 20, 2023	10,851	10,701,478
CareCore National, LLC
Term Loan, 5.23%, Maturing March 5, 2021	31,942	32,401,603
CHG Healthcare Services, Inc.
Term Loan, 4.56%, Maturing June 7, 2023	24,339	24,645,409
Community Health Systems, Inc.
Term Loan, 3.96%, Maturing December 31, 2019	15,074	15,099,035
Term Loan, 4.21%, Maturing January 27, 2021	20,696	20,714,686
Concentra, Inc.
Term Loan, 4.21%, Maturing June 1, 2022	6,125	6,165,524
Convatec, Inc.
Term Loan, 3.80%, Maturing October 31, 2023	5,746	5,782,038
CPI Holdco, LLC
Term Loan, 5.30%, Maturing March 21, 2024	9,607	9,690,683
DJO Finance, LLC
Term Loan, 4.48%, Maturing June 8, 2020	26,014	25,955,766
Envision Healthcare Corporation
Term Loan, 4.30%, Maturing December 1, 2023	74,500	75,039,825
Equian, LLC
Term Loan, 4.93%, Maturing May 20, 2024	3,537	3,585,395
Term Loan, 5.01%, Maturing May 20, 2024(2)	1,088	1,103,199
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.98%, Maturing October 28, 2023	19,056	19,227,504
GHX Ultimate Parent Corporation
Term Loan, 4.55%, Maturing May 31, 2024	7,500	7,556,250
Greatbatch Ltd.
Term Loan, 4.73%, Maturing October 27, 2022	14,737	14,827,213
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.44%, Maturing January 31, 2025	41,122	41,367,271
HCA, Inc.
Term Loan, 3.48%, Maturing February 15, 2024	1,496	1,508,540
Iasis Healthcare, LLC
Term Loan, 5.30%, Maturing February 16, 2021	15,021	15,139,037
Immucor, Inc.
Term Loan, 6.24%, Maturing June 15, 2021	1,500	1,519,688

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
INC Research, LLC
Term Loan, Maturing June 27, 2024(4)	5,250	$5,284,456
Indivior Finance S.a.r.l.
Term Loan, 7.32%, Maturing December 19, 2019	10,477	10,634,534
inVentiv Health, Inc.
Term Loan, 4.95%, Maturing November 9, 2023	37,771	37,899,568
Kindred Healthcare, Inc.
Term Loan, 4.81%, Maturing April 9, 2021	30,460	30,523,753
Kinetic Concepts, Inc.
Term Loan, 4.55%, Maturing February 2, 2024	27,850	27,873,199
KUEHG Corp.
Term Loan, 5.05%, Maturing August 13, 2022	22,347	22,500,210
Medical Depot Holdings, Inc.
Term Loan, 6.80%, Maturing January 3, 2023	7,308	6,718,333
Medical Solutions, LLC
Term Loan, 5.49%, Maturing June 9, 2024	5,075	5,125,750
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	8,524	8,353,845
MPH Acquisition Holdings, LLC
Term Loan, 4.30%, Maturing June 7, 2023	42,951	43,170,546
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	6,197	6,073,202
National Mentor Holdings, Inc.
Term Loan, 4.30%, Maturing January 31, 2021	5,375	5,423,222
National Surgical Hospitals, Inc.
Term Loan, 4.73%, Maturing June 1, 2022	1,908	1,908,778
New Millennium Holdco, Inc.
Term Loan, 7.73%, Maturing December 21, 2020	3,304	2,015,557
Onex Carestream Finance L.P.
Term Loan, 5.27%, Maturing June 7, 2019	8,514	8,509,581
Opal Acquisition, Inc.
Term Loan, 5.30%, Maturing November 27, 2020	26,380	24,981,771
Ortho-Clinical Diagnostics, Inc.
Term Loan, 5.05%, Maturing June 30, 2021	38,821	38,918,353
Press Ganey Holdings, Inc.
Term Loan, 4.48%, Maturing October 21, 2023	10,920	11,002,026
Quintiles IMS Incorporated
Term Loan, 3.26%, Maturing March 7, 2024	26,692	26,934,134
RadNet, Inc.
Term Loan, 4.59%, Maturing June 30, 2023	14,125	14,219,591
Select Medical Corporation
Term Loan, 4.81%, Maturing March 6, 2024	17,481	17,688,637
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.23%, Maturing May 15, 2022	4,249	4,257,442
Stratose Intermediate Holdings II, LLC
Term Loan, 4.55%, Maturing January 21, 2022	2,500	2,509,375
Surgery Center Holdings, Inc.
Term Loan, Maturing June 6, 2024(4)	19,075	19,277,672
Team Health Holdings, Inc.
Term Loan, 3.98%, Maturing February 6, 2024	38,479	38,454,513
Tecomet, Inc.
Term Loan, 4.92%, Maturing May 2, 2024	8,725	8,779,531

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
U.S. Anesthesia Partners, Inc.
Term Loan, 4.48%, Maturing June 23, 2024		13,425	$13,466,953
Vedici Groupe
Term Loan, 3.75%, Maturing October 31, 2022	EUR	8,500	10,165,623

			$879,571,282

Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 5.80%, Maturing June 30, 2024		12,300	$12,487,059
Serta Simmons Bedding, LLC
Term Loan, 4.77%, Maturing November 8, 2023		52,710	52,814,649

			$65,301,708

Industrial Equipment — 3.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		39,671	$38,926,802
Clark Equipment Company
Term Loan, 3.93%, Maturing May 18, 2024		24,913	25,099,407
Delachaux S.A.
Term Loan, 4.80%, Maturing October 28, 2021		8,151	8,191,522
Dragon Merger Sub, LLC
Term Loan, 5.31%, Maturing July 12, 2024		9,525	9,655,969
Term Loan, 4.50%, Maturing July 31, 2024	EUR	2,704	3,230,494
Term Loan, 4.50%, Maturing July 31, 2024	EUR	6,759	8,076,234
EWT Holdings III Corp.
Term Loan, 5.05%, Maturing January 15, 2021		12,602	12,665,392
Term Loan, 5.80%, Maturing January 15, 2021		6,550	6,582,969
Filtration Group Corporation
Term Loan, 4.26%, Maturing November 21, 2020		15,675	15,810,291
Gardner Denver, Inc.
Term Loan, 4.55%, Maturing July 30, 2020		41,151	41,413,372
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,332	7,559,704
Gates Global, LLC
Term Loan, 3.50%, Maturing April 1, 2024	EUR	9,651	11,535,820
Term Loan, 4.55%, Maturing April 1, 2024		34,704	34,950,822
Harsco Corporation
Term Loan, 6.25%, Maturing November 2, 2023		6,070	6,192,790
Husky Injection Molding Systems Ltd.
Term Loan, 4.48%, Maturing June 30, 2021		23,755	23,964,505
Milacron, LLC
Term Loan, 4.23%, Maturing September 28, 2023		31,442	31,677,815
Paladin Brands Holding, Inc.
Term Loan, 7.30%, Maturing August 16, 2019		15,772	15,771,597
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	15,300	18,430,521
Rexnord, LLC
Term Loan, 4.05%, Maturing August 21, 2023		42,124	42,382,619
Signode Industrial Group US, Inc.
Term Loan, 4.01%, Maturing May 4, 2021		7,709	7,776,129
STS Operating, Inc.
Term Loan, 4.98%, Maturing February 12, 2021		5,466	5,479,459
Tank Holding Corp.
Term Loan, 5.55%, Maturing March 16, 2022		8,518	8,553,670

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Terex Corporation
Term Loan, 3.73%, Maturing January 31, 2024	2,993	$3,014,321
WP Deluxe Merger Sub, Inc.
Term Loan, Maturing July 19, 2024(4)	351	352,639
Term Loan, Maturing July 19, 2024(4)	2,699	2,712,611

		$390,007,474

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 4.56%, Maturing August 12, 2022	20,570	$20,680,207
AmWINS Group, Inc.
Term Loan, 4.17%, Maturing January 25, 2024	28,955	29,075,153
AssuredPartners, Inc.
Term Loan, 4.73%, Maturing October 21, 2022	24,534	24,623,330
Asurion, LLC
Term Loan, 4.48%, Maturing August 4, 2022	29,415	29,571,777
Term Loan, 4.23%, Maturing November 3, 2023	33,995	34,280,486
Term Loan - Second Lien, 8.73%, Maturing March 3, 2021	19,275	19,329,221
Cunningham Lindsey U.S., Inc.
Term Loan, 5.05%, Maturing December 10, 2019	15,924	14,517,485
Term Loan - Second Lien, 9.30%, Maturing June 10, 2020(3)	4,700	3,886,900
Hub International Limited
Term Loan, 4.42%, Maturing October 2, 2020	45,671	46,067,450
NFP Corp.
Term Loan, 4.80%, Maturing January 8, 2024	15,347	15,469,957
USI, Inc.
Term Loan, 4.18%, Maturing May 16, 2024	25,000	24,966,150

		$262,468,116

Leisure Goods/Activities/Movies — 3.0%
AMC Entertainment, Inc.
Term Loan, 3.48%, Maturing December 15, 2023	10,126	$10,164,139
Ancestry.com Operations, Inc.
Term Loan, 4.48%, Maturing October 19, 2023	33,784	34,158,547
Bombardier Recreational Products, Inc.
Term Loan, 4.23%, Maturing June 30, 2023	44,327	44,691,354
Bright Horizons Family Solutions, Inc.
Term Loan, 3.48%, Maturing November 7, 2023	10,598	10,688,969
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.30%, Maturing July 8, 2022	18,199	18,320,754
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing February 1, 2024	13,625	13,677,988
Emerald Expositions Holding, Inc.
Term Loan, 4.30%, Maturing May 22, 2024	12,775	12,982,594
Lindblad Expeditions, Inc.
Term Loan, 5.95%, Maturing May 8, 2021	280	282,100
Term Loan, 5.95%, Maturing May 8, 2021	2,170	2,186,275
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	42,955	43,243,481
Match Group, Inc.
Term Loan, 4.47%, Maturing November 16, 2022	5,797	5,840,352
Nord Anglia Education Finance, LLC
Term Loan, 4.70%, Maturing March 31, 2021	19,630	19,662,240

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.30%, Maturing March 31, 2024		17,478	$17,552,510
SRAM, LLC
Term Loan, 4.79%, Maturing March 15, 2024		27,773	27,981,503
Steinway Musical Instruments, Inc.
Term Loan, 5.06%, Maturing September 19, 2019		8,177	7,931,870
UFC Holdings, LLC
Term Loan, 4.48%, Maturing August 18, 2023		15,682	15,789,310
WMG Acquisition Corp.
Term Loan, 3.73%, Maturing November 1, 2023		12,400	12,467,816

			$297,621,802

Lodging and Casinos — 2.9%
Amaya Holdings B.V.
Term Loan, 4.80%, Maturing August 1, 2021		44,881	$45,142,421
Term Loan - Second Lien, 8.30%, Maturing August 1, 2022		5,828	5,902,168
Boyd Gaming Corporation
Term Loan, 3.69%, Maturing September 15, 2023		13,169	13,241,255
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2018(6)		1,787	1,759,389
Term Loan, Maturing March 31, 2024(4)		900	903,937
Caesars Growth Properties Holdings, LLC
Term Loan, 4.23%, Maturing May 8, 2021		2,494	2,514,323
CityCenter Holdings, LLC
Term Loan, 3.73%, Maturing April 18, 2024		22,100	22,210,500
Cyan Blue Holdco 3 Limited
Term Loan, Maturing July 26, 2024(4)		3,150	3,169,687
Eldorado Resorts, LLC
Term Loan, 3.56%, Maturing April 17, 2024		17,531	17,527,416
ESH Hospitality, Inc.
Term Loan, 3.73%, Maturing August 30, 2023		28,141	28,317,382
Four Seasons Hotels Limited
Term Loan, 3.73%, Maturing November 30, 2023		9,254	9,335,430
Gateway Casinos & Entertainment Limited
Term Loan, 5.05%, Maturing February 22, 2023		4,150	4,188,043
Golden Nugget, Inc.
Term Loan, 4.68%, Maturing November 21, 2019		2,718	2,750,520
Term Loan, 4.71%, Maturing November 21, 2019		6,343	6,417,879
Hilton Worldwide Finance, LLC
Term Loan, 3.23%, Maturing October 25, 2023		54,994	55,296,587
La Quinta Intermediate Holdings, LLC
Term Loan, 4.05%, Maturing April 14, 2021		15,407	15,539,497
Las Vegas Sands, LLC
Term Loan, 3.23%, Maturing March 29, 2024		4,669	4,694,030
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.48%, Maturing April 25, 2023		29,403	29,555,674
Playa Resorts Holding B.V.
Term Loan, 4.32%, Maturing April 5, 2024		11,550	11,623,631
Richmond UK Bidco Limited
Term Loan, 4.50%, Maturing March 3, 2024	GBP	3,000	4,016,957

			$284,106,726

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.9%
Dynacast International, LLC
Term Loan, 4.55%, Maturing January 28, 2022	14,988	$15,100,736
Fairmount Santrol, Inc.
Term Loan, 4.80%, Maturing September 5, 2019	36,015	33,959,218
Murray Energy Corporation
Term Loan, 8.55%, Maturing April 16, 2020	22,329	21,820,110
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	191	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)	3,223	530,432
Oxbow Carbon, LLC
Term Loan, 4.73%, Maturing January 19, 2020	7,530	7,623,809
Term Loan - Second Lien, 8.23%, Maturing January 17, 2020	12,825	12,905,156
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	2,382	893,943

		$92,833,404

Oil and Gas — 2.9%
Ameriforge Group, Inc.
Term Loan, 14.30%, (9.30% Cash, 5.00% PIK), Maturing June 8, 2022	22,247	$23,128,097
BCP Raptor, LLC
Term Loan, 5.51%, Maturing June 24, 2024	8,000	7,970,000
Bronco Midstream Funding, LLC
Term Loan, 5.17%, Maturing August 15, 2020	24,894	25,158,934
CITGO Holding, Inc.
Term Loan, 9.80%, Maturing May 12, 2018	9,872	9,968,784
CITGO Petroleum Corporation
Revolving Loan, 0.52%, Maturing July 23, 2019(2)	12,500	12,230,000
Term Loan, 4.80%, Maturing July 29, 2021	15,803	15,885,428
Crestwood Holdings, LLC
Term Loan, 9.23%, Maturing June 19, 2019	7,421	7,334,765
Energy Transfer Equity L.P.
Term Loan, 3.97%, Maturing February 2, 2024	3,550	3,567,381
Fieldwood Energy, LLC
Term Loan, 4.17%, Maturing September 28, 2018	18,035	17,369,847
Term Loan, 8.30%, Maturing August 31, 2020	7,471	7,134,537
Term Loan, 8.42%, Maturing September 30, 2020	9,874	7,960,610
Term Loan - Second Lien, 8.42%, Maturing September 30, 2020	13,852	8,242,228
Floatel International Ltd.
Term Loan, 6.30%, Maturing June 27, 2020	1,597	1,197,860
MEG Energy Corp.
Term Loan, 4.73%, Maturing December 31, 2023	52,558	52,379,715
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)	235	0
Term Loan, 7.30%, Maturing July 18, 2022	1,434	1,254,775
Seadrill Partners Finco, LLC
Term Loan, 4.30%, Maturing February 21, 2021	30,866	21,220,371
Sheridan Investment Partners II L.P.
Term Loan, 4.71%, Maturing December 16, 2020	950	801,410
Term Loan, 4.71%, Maturing December 16, 2020	2,547	2,148,868
Term Loan, 4.71%, Maturing December 16, 2020	18,308	15,447,570

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sheridan Production Partners I, LLC
Term Loan, 4.73%, Maturing October 1, 2019	1,797	$1,550,300
Term Loan, 4.73%, Maturing October 1, 2019	2,943	2,538,122
Term Loan, 4.73%, Maturing October 1, 2019	22,208	19,154,450
Southcross Energy Partners L.P.
Term Loan, 5.55%, Maturing August 4, 2021	7,782	6,954,779
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,214	1,086,713
Ultra Resources, Inc.
Term Loan, 4.22%, Maturing April 12, 2024	13,200	13,200,000

		$284,885,544

Publishing — 1.2%
Ascend Learning, LLC
Term Loan, 4.53%, Maturing July 12, 2024	12,550	$12,631,575
Getty Images, Inc.
Term Loan, 4.80%, Maturing October 18, 2019	54,568	50,782,635
Harland Clarke Holdings Corp.
Term Loan, 7.30%, Maturing December 31, 2021	5,104	5,146,147
Term Loan, 6.80%, Maturing February 9, 2022	7,090	7,118,465
LSC Communications, Inc.
Term Loan, 7.23%, Maturing September 30, 2022	9,750	9,847,500
Merrill Communications, LLC
Term Loan, 6.56%, Maturing June 1, 2022	7,614	7,647,166
ProQuest, LLC
Term Loan, 5.48%, Maturing October 24, 2021	11,301	11,390,771
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.80%, Maturing August 14, 2020	10,277	10,329,384
Tweddle Group, Inc.
Term Loan, 7.31%, Maturing October 24, 2022	8,556	8,619,792

		$123,513,435

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.80%, Maturing July 31, 2020	8,591	$7,989,426
AP NMT Acquisition B.V.
Term Loan, 7.05%, Maturing August 13, 2021	6,637	6,211,416
CBS Radio, Inc.
Term Loan, 4.73%, Maturing October 17, 2023	11,551	11,643,019
Term Loan, Maturing October 17, 2023(4)	5,200	5,258,500
Cumulus Media Holdings, Inc.
Term Loan, 4.49%, Maturing December 23, 2020	69,871	56,438,510
Entercom Radio, LLC
Term Loan, 4.71%, Maturing November 1, 2023	17,769	17,866,373
Entravision Communications Corporation
Term Loan, 3.80%, Maturing May 31, 2020	14,483	14,523,443
Gray Television, Inc.
Term Loan, 3.72%, Maturing February 7, 2024	3,856	3,886,470
Hubbard Radio, LLC
Term Loan, 4.49%, Maturing May 27, 2022	6,862	6,895,975
iHeartCommunications, Inc.
Term Loan, 7.98%, Maturing January 30, 2019	33,740	27,540,088
Term Loan, 8.73%, Maturing July 30, 2019	5,384	4,344,049

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Mission Broadcasting, Inc.
Term Loan, 3.74%, Maturing January 17, 2024	2,928	$2,950,590
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, Maturing January 17, 2024	23,956	24,143,021
Radio Systems Corporation
Term Loan, 4.73%, Maturing May 2, 2024	4,750	4,797,500
Raycom TV Broadcasting, LLC
Term Loan, 4.23%, Maturing August 4, 2021	5,500	5,492,706
Sinclair Television Group, Inc.
Term Loan, 3.49%, Maturing January 3, 2024	14,403	14,441,569
Univision Communications, Inc.
Term Loan, 3.98%, Maturing March 15, 2024	68,341	68,141,423

		$282,564,078

Retailers (Except Food and Drug) — 3.4%
Ascena Retail Group, Inc.
Term Loan, 5.75%, Maturing August 21, 2022	12,759	$10,653,994
Bass Pro Group, LLC
Term Loan, 6.05%, Maturing June 9, 2018	4,275	4,299,047
Term Loan, 6.30%, Maturing December 16, 2023	12,700	12,385,904
BJ’s Wholesale Club, Inc.
Term Loan, 4.97%, Maturing February 3, 2024	10,025	9,836,908
CDW, LLC
Term Loan, 3.30%, Maturing August 17, 2023	21,199	21,345,681
Coinamatic Canada, Inc.
Term Loan, 4.48%, Maturing May 14, 2022	273	273,793
David’s Bridal, Inc.
Term Loan, 5.30%, Maturing October 11, 2019	24,059	17,983,886
Evergreen Acqco 1 L.P.
Term Loan, 5.06%, Maturing July 9, 2019	24,236	22,902,680
Harbor Freight Tools USA, Inc.
Term Loan, 4.48%, Maturing August 18, 2023	22,042	22,121,908
J. Crew Group, Inc.
Term Loan, 4.31%, Maturing March 5, 2021	26,497	14,432,373
LSF9 Atlantis Holdings, LLC
Term Loan, 7.23%, Maturing May 1, 2023	11,175	11,339,138
Men’s Wearhouse, Inc. (The)
Term Loan, 4.72%, Maturing June 18, 2021	8,936	8,697,289
Michaels Stores, Inc.
Term Loan, 3.98%, Maturing January 30, 2023	29,071	29,125,435
Neiman Marcus Group Ltd., LLC
Term Loan, 4.47%, Maturing October 25, 2020	23,684	17,723,368
Party City Holdings, Inc.
Term Loan, 4.32%, Maturing August 19, 2022	24,540	24,633,961
PetSmart, Inc.
Term Loan, 4.23%, Maturing March 11, 2022	47,932	45,567,850
PFS Holding Corporation
Term Loan, 4.74%, Maturing January 31, 2021	10,110	9,617,494
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.80%, Maturing April 30, 2021	9,579	9,255,467
Rent-A-Center, Inc.
Term Loan, 4.24%, Maturing March 19, 2021	1,648	1,622,206

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.23%, Maturing August 21, 2019		30,925	$28,914,727
Vivid Seats Ltd.
Term Loan, 5.30%, Maturing June 30, 2024		11,675	11,747,969

			$334,481,078

Steel — 0.5%
Atkore International, Inc.
Term Loan, 4.30%, Maturing December 22, 2023		4,005	$4,038,668
Neenah Foundry Company
Term Loan, 7.78%, Maturing April 26, 2019		12,028	11,938,056
Zekelman Industries, Inc.
Term Loan, 4.79%, Maturing June 14, 2021		30,506	30,791,571

			$46,768,295

Surface Transport — 0.5%
Avis Budget Car Rental, LLC
Term Loan, 3.30%, Maturing March 15, 2022		5,788	$5,776,139
Hertz Corporation (The)
Term Loan, 3.99%, Maturing June 30, 2023		10,643	10,635,018
Kenan Advantage Group, Inc.
Term Loan, 4.23%, Maturing July 31, 2022		1,403	1,405,760
Term Loan, 4.23%, Maturing July 31, 2022		4,614	4,622,655
PODS, LLC
Term Loan, 4.47%, Maturing February 2, 2022		3,631	3,655,200
Stena International S.a.r.l.
Term Loan, 4.30%, Maturing March 3, 2021		25,770	23,064,525

			$49,159,297

Telecommunications — 4.6%
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025		57,500	$56,803,732
Colorado Buyer, Inc.
Term Loan, 4.17%, Maturing May 1, 2024		13,025	13,166,100
Consolidated Communications, Inc.
Term Loan, 4.24%, Maturing October 4, 2023		14,667	14,711,308
Digicel International Finance Limited
Term Loan, 4.94%, Maturing May 28, 2024		8,600	8,694,067
eircom Finco S.a.r.l.
Term Loan, 3.25%, Maturing April 19, 2024	EUR	20,950	24,952,175
Frontier Communications Corp.
Term Loan, 4.98%, Maturing June 15, 2024		21,750	20,967,000
Global Eagle Entertainment, Inc.
Term Loan, 8.46%, Maturing January 6, 2023		12,198	11,900,948
Intelsat Jackson Holdings S.A.
Term Loan, 4.00%, Maturing June 30, 2019		66,259	66,113,693
IPC Corp.
Term Loan, 5.82%, Maturing August 6, 2021		21,872	21,215,416
Level 3 Financing, Inc.
Term Loan, 3.48%, Maturing February 22, 2024		31,025	31,189,836
Onvoy, LLC
Term Loan, 5.80%, Maturing February 10, 2024		12,992	13,046,577

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SBA Senior Finance II, LLC
Term Loan, 3.49%, Maturing March 24, 2021	12,084	$12,154,413
Term Loan, 3.49%, Maturing June 10, 2022	21,325	21,439,884
Sprint Communications, Inc.
Term Loan, 3.75%, Maturing February 2, 2024	51,820	52,041,449
Syniverse Holdings, Inc.
Term Loan, 4.30%, Maturing April 23, 2019	30,871	29,620,448
Term Loan, 4.31%, Maturing April 23, 2019	9,827	9,428,842
Telesat Canada
Term Loan, 4.30%, Maturing November 17, 2023	49,532	50,027,290

		$457,473,178

Utilities — 2.1%
AES Corporation
Term Loan, 3.19%, Maturing May 24, 2022	3,566	$3,565,321
Calpine Construction Finance Company L.P.
Term Loan, 3.49%, Maturing May 3, 2020	4,159	4,167,777
Term Loan, 3.74%, Maturing January 31, 2022	10	9,632
Calpine Corporation
Term Loan, 2.99%, Maturing November 30, 2017	4,155	4,164,068
Term Loan, 2.99%, Maturing December 31, 2019	4,888	4,898,058
Term Loan, 4.05%, Maturing January 15, 2024	47,862	48,086,857
Dayton Power & Light Company (The)
Term Loan, 4.49%, Maturing August 24, 2022	5,522	5,613,643
Dynegy, Inc.
Term Loan, 4.48%, Maturing February 7, 2024	4,988	5,013,231
Granite Acquisition, Inc.
Term Loan, 5.30%, Maturing December 19, 2021	1,707	1,724,899
Term Loan, 5.30%, Maturing December 19, 2021	37,839	38,237,992
Helix Gen Funding, LLC
Term Loan, 4.96%, Maturing June 2, 2024	9,080	9,187,674
Invenergy Thermal Operating I, LLC
Term Loan, 6.80%, Maturing October 19, 2022	2,235	2,151,600
Lightstone Generation, LLC
Term Loan, 5.73%, Maturing January 30, 2024	1,899	1,883,061
Term Loan, 5.73%, Maturing January 30, 2024	30,483	30,220,773
Lonestar Generation, LLC
Term Loan, 5.45%, Maturing February 22, 2021	18,111	15,032,135
Longview Power, LLC
Term Loan, 7.24%, Maturing April 13, 2021	3,577	2,021,005
Talen Energy Supply, LLC
Term Loan, 5.23%, Maturing July 15, 2023	4,489	4,358,298
Term Loan, 5.23%, Maturing April 15, 2024	8,076	7,813,240
TPF II Power, LLC
Term Loan, 5.23%, Maturing October 2, 2023	17,115	17,250,162

		$205,399,426

Total Senior Floating-Rate Loans (identified cost $8,973,315,194)		$8,898,627,149

21

Corporate Bonds & Notes — 3.9%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul Holdings, LLC
4.875%, 4/15/24(7)(8)	EUR	6,000	$7,043,849

			$7,043,849

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,636,781
PQ Corp.
6.75%, 11/15/22(7)		4,000	4,342,080

			$19,978,861

Containers and Glass Products — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		44,500	$45,501,250
4.804%, 7/15/21(7)(8)		9,925	10,160,719

			$55,661,969

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(7)		11,092	$11,729,790
7.00%, 3/15/24(7)		14,419	15,392,283

			$27,122,073

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(7)		13,000	$14,300,000

			$14,300,000

Entertainment — 0.1%
Vue International Bidco PLC
4.919%, 7/15/20(7)(8)	EUR	8,625	$10,299,618

			$10,299,618

Equipment Leasing — 0.0%(9)
International Lease Finance Corp.
7.125%, 9/1/18(7)		2,325	$2,455,309

			$2,455,309

Food Products — 0.2%
Iceland Bondco PLC
4.545%, 7/15/20(7)(8)	GBP	7,113	$9,432,322
6.25%, 7/15/21(7)	GBP	7,000	9,639,869

			$19,072,191

Health Care — 0.7%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	$7,575,000
6.25%, 3/31/23		16,650	17,107,875
HCA, Inc.
4.75%, 5/1/23		9,766	10,303,130

22

Security	Principal Amount* (000’s omitted)		Value
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)		13,800	$14,904,000
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,421,875
4.375%, 10/1/21		9,700	9,918,250

			$73,230,130

Insurance — 0.0%(9)
Galaxy Bidco, Ltd.
5.315%, 11/15/19(7)(8)	GBP	2,500	$3,323,240

			$3,323,240

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,518,125

			$8,518,125

Lodging and Casinos — 0.6%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		24,836	$32,286,347
9.00%, 2/15/20(6)		6,073	7,910,689
9.00%, 2/15/20(6)		14,729	19,184,221

			$59,381,257

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		6,300	$6,552,000

			$6,552,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		11,500	$11,758,750

			$11,758,750

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,296,383
Univision Communications, Inc.
6.75%, 9/15/22(7)		8,140	8,475,775
5.125%, 2/15/25(7)		5,500	5,527,500

			$21,299,658

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)		12,550	$10,322,375

			$10,322,375

Telecommunications — 0.1%
Wind Acquisition Finance S.A.
4.921%, 4/30/19(7)(8)	EUR	5,005	$6,011,129
6.50%, 4/30/20(7)		7,375	7,633,125

			$13,644,254

23

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(7)	3,000	$3,105,000
5.875%, 1/15/24(7)	5,000	5,175,000
5.25%, 6/1/26(7)	10,925	10,761,125

		$19,041,125

Total Corporate Bonds & Notes (identified cost $370,124,535)		$383,004,784

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.804%, 4/15/25(7)(8)	$4,000	$3,999,596
Series 2013-14A, Class E, 5.704%, 4/15/25(7)(8)	3,500	3,368,683
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.204%, 10/17/24(7)(8)	3,000	3,014,901
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.554%, 7/17/25(7)(8)	3,330	3,180,363
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.404%, 7/15/26(7)(8)	3,500	3,324,045
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 7/15/30(7)(10)	3,250	3,190,249
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 5.082%, 8/15/25(7)(8)	925	867,897
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 8.307%, 10/20/27(7)(8)	3,000	3,051,154
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 7.353%, 4/25/29(7)(8)	1,500	1,486,307
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.672%, 11/20/27(7)(8)	900	917,885
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.807%, 4/20/25(7)(8)	6,950	6,952,036
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 8.454%, 7/15/29(7)(8)	2,000	2,012,378
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.057%, 7/20/30(7)(8)	3,000	2,923,800

Total Asset-Backed Securities (identified cost $37,435,677)		$38,289,294

Common Stocks — 1.3%

Security	Shares	Value
Aerospace and Defense — 0.4%
IAP Global Services, LLC(3)(11)(12)(13)	2,577	$38,213,747

		$38,213,747

24

Security	Shares	Value
Automotive — 0.0%(9)
Dayco Products, LLC(3)(11)(13)	88,506	$2,787,939

		$2,787,939

Business Equipment and Services — 0.1%
Education Management Corp.(3)(11)(13)	65,471,595	$0
RCS Capital Corp.(11)(13)	421,149	7,159,533

		$7,159,533

Electronics/Electrical — 0.1%
Answers Corp.(11)(13)	906,100	$13,704,763

		$13,704,763

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(11)(13)	421,318	$789,971

		$789,971

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(11)(13)	2,830	$0

		$0

Oil and Gas — 0.5%
Ameriforge Group, Inc.(3)(11)(13)	977,278	$34,204,730
Paragon Offshore Finance Company, Class A(11)(13)	42,177	43,582
Paragon Offshore Finance Company, Class B(11)(13)	21,089	435,840
Paragon Offshore, Ltd.(11)(13)	42,177	632,655
Samson Resources II, LLC, Class A(11)(13)	435,055	10,296,316
Southcross Holdings Group, LLC(3)(11)(13)	1,281	0
Southcross Holdings L.P., Class A(11)(13)	1,281	928,725

		$46,541,848

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)	28,605	$14,889,760
MediaNews Group, Inc.(3)(11)(13)	162,730	5,698,803

		$20,588,563

Total Common Stocks (identified cost $69,186,197)		$129,786,364

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(11)(13)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Short-Term Investments — 5.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(14)	530,685,090	$530,791,227

Total Short-Term Investments (identified cost $530,836,065)		$530,791,227

25

Value
Total Investments — 101.1% (identified cost $9,986,039,248)	$9,980,498,818

Less Unfunded Loan Commitments — (0.3)%	$(28,860,772)

Net Investments — 100.8% (identified cost $9,957,178,476)	$9,951,638,046

Other Assets, Less Liabilities — (0.8)%	$(80,571,764)

Net Assets — 100.0%	$9,871,066,282

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $226,634,152 or 2.3% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(9)	Amount is less than 0.05%.

(10)	When-issued, variable rate security whose rate will be determined after July 31, 2017.

(11)	Non-income producing security.

(12)	Affiliated company.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $5,537,657.

26

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	12,200,000	USD	9,694,250	State Street Bank and Trust Company	8/31/17	$95,681	$—
USD	16,491,475	CAD	22,171,469	HSBC Bank USA, N.A.	8/31/17	—	(1,300,095)
USD	10,998,464	EUR	9,415,188	State Street Bank and Trust Company	8/31/17	—	(163,942)
USD	117,436,333	EUR	104,244,226	State Street Bank and Trust Company	8/31/17	—	(6,152,963)
USD	124,960,923	EUR	109,237,305	HSBC Bank USA, N.A.	9/29/17	—	(4,758,148)
USD	25,820,753	GBP	19,919,885	Goldman Sachs International	9/29/17	—	(513,143)
USD	134,893,034	EUR	114,895,868	Goldman Sachs International	10/31/17	—	(1,775,181)
USD	24,849,394	GBP	18,953,435	State Street Bank and Trust Company	10/31/17	—	(232,213)

						$95,681	$(14,895,685)

Abbreviations:

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,958,360,204

Gross unrealized appreciation	$177,594,833
Gross unrealized depreciation	(184,316,991)

Net unrealized depreciation	$(6,722,158)

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $95,681 and $14,895,685, respectively.

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended July 31, 2017 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
IAP Global Services, LLC	2,577	—	—	2,577	$38,213,747	$—	$—	$8,164,726

27

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,847,865,470	$21,900,907	$8,869,766,377
Corporate Bonds & Notes	—	383,004,784	—	383,004,784
Asset-Backed Securities	—	38,289,294	—	38,289,294
Common Stocks	—	33,991,385	95,794,979	129,786,364
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments	—	530,791,227	—	530,791,227
Total Investments	$—	$9,833,942,160	$117,695,886	$9,951,638,046
Forward Foreign Currency Exchange Contracts	$—	$95,681	$—	$95,681
Total	$—	$9,834,037,841	$117,695,886	$9,951,733,727

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(14,895,685)	$—	$(14,895,685)
Total	$—	$(14,895,685)	$—	$(14,895,685)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

28

Eaton Vance

Global Income Builder Fund

July 31, 2017 (Unaudited)

Eaton Vance Global Income Builder Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Global Income Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $367,086,801 and the Fund owned 96.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Income Builder Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 59.8%

Security	Shares	Value
Aerospace & Defense — 0.6%
CAE, Inc.	133,882	$2,269,041

		$2,269,041

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	29,166	$1,913,290

		$1,913,290

Auto Components — 0.8%
Goodyear Tire & Rubber Co. (The)	96,719	$3,047,616

		$3,047,616

Automobiles — 0.4%
Peugeot SA	77,996	$1,677,750

		$1,677,750

Banks — 5.6%
BNP Paribas SA	51,558	$3,995,521
ING Groep NV	188,594	3,523,659
JPMorgan Chase & Co.	32,365	2,971,107
KBC Group NV	30,858	2,551,155
Mitsubishi UFJ Financial Group, Inc.	510,703	3,239,956
Wells Fargo & Co.	95,213	5,135,789

		$21,417,187

Beverages — 1.8%
Anheuser-Busch InBev SA/NV	20,322	$2,451,493
Constellation Brands, Inc., Class A	11,572	2,237,446
Diageo PLC	70,839	2,287,885

		$6,976,824

Biotechnology — 1.9%
BioMarin Pharmaceutical, Inc.(1)	9,546	$837,471
Celgene Corp.(1)	20,322	2,751,802
Shire PLC	62,378	3,487,080

		$7,076,353

Building Products — 0.8%
Assa Abloy AB, Class B	145,563	$3,118,387

		$3,118,387

Capital Markets — 0.7%
Credit Suisse Group AG	153,208	$2,355,065
Credit Suisse Group AG(2)	18,872	290,094

		$2,645,159

Chemicals — 1.5%
Arkema SA	20,196	$2,299,019
Ecolab, Inc.	16,371	2,155,570
Novozymes A/S, Class B	28,524	1,317,108

		$5,771,697

1

Security	Shares	Value
Commercial Services & Supplies — 0.7%
Brambles, Ltd.	351,463	$2,598,638

		$2,598,638

Consumer Finance — 0.4%
Discover Financial Services	18,158	$1,106,549
OneMain Holdings, Inc.(1)	22,392	598,762

		$1,705,311

Containers & Packaging — 0.9%
Sealed Air Corp.	78,090	$3,397,696

		$3,397,696

Diversified Financial Services — 0.3%
ORIX Corp.	69,683	$1,105,759

		$1,105,759

Diversified Telecommunication Services — 1.1%
Nippon Telegraph & Telephone Corp.	85,980	$4,207,705

		$4,207,705

Electric Utilities — 1.6%
Acciona SA	1,697	$145,059
American Electric Power Co., Inc.	31,142	2,196,757
Electricite de France SA	17,854	181,229
NextEra Energy, Inc.	22,016	3,216,317
Terna Rete Elettrica Nazionale SpA	41,810	238,850

		$5,978,212

Electrical Equipment — 1.8%
Legrand SA	29,416	$2,031,987
Melrose Industries PLC	1,123,984	3,446,156
Zhuzhou CRRC Times Electric Co., Ltd., Class H	320,559	1,525,043

		$7,003,186

Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	53,346	$3,383,737
Keyence Corp.	5,051	2,333,128

		$5,716,865

Energy Equipment & Services — 0.7%
Halliburton Co.	60,873	$2,583,450

		$2,583,450

Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	22,110	$3,014,256
Equity Residential	44,126	3,003,216
Simon Property Group, Inc.	13,266	2,102,661

		$8,120,133

Food Products — 0.3%
Pinnacle Foods, Inc.	20,244	$1,202,089

		$1,202,089

Health Care Equipment & Supplies — 0.3%
ConvaTec Group PLC(1)(3)	268,541	$1,100,612

		$1,100,612

Hotels, Restaurants & Leisure — 0.0%(4)
Compass Group PLC	2	$43

		$43

2

Security	Shares	Value
Household Durables — 1.0%
Newell Brands, Inc.	71,786	$3,784,558

		$3,784,558

Household Products — 0.7%
Reckitt Benckiser Group PLC	26,626	$2,588,774

		$2,588,774

Insurance — 3.6%
AIA Group, Ltd.	367,871	$2,893,491
Chubb, Ltd.	29,072	4,257,885
Poste Italiane SpA(3)	4,754	34,996
Prudential PLC	145,737	3,556,054
St. James’s Place PLC	185,252	2,975,583

		$13,718,009

Internet & Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	4,140	$4,089,409

		$4,089,409

Internet Software & Services — 3.2%
Alphabet, Inc., Class C(1)(5)	8,279	$7,703,609
Facebook, Inc., Class A(1)	25,967	4,394,915

		$12,098,524

IT Services — 1.0%
Visa, Inc., Class A	39,421	$3,924,755

		$3,924,755

Machinery — 1.4%
Fortive Corp.	41,773	$2,704,384
Komatsu, Ltd.	98,971	2,654,158

		$5,358,542

Media — 1.8%
Interpublic Group of Cos., Inc.	210,655	$4,552,255
Publicis Groupe SA	7,223	546,177
Toho Co., Ltd.	45,861	1,652,712

		$6,751,144

Metals & Mining — 0.6%
Rio Tinto, Ltd.	44,197	$2,329,866

		$2,329,866

Multi-Utilities — 0.1%
A2A SpA	160,396	$272,853

		$272,853

Multiline Retail — 0.0%(4)
Marks & Spencer Group PLC	39,389	$167,408

		$167,408

Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips	44,784	$2,031,850
Enagas SA	12,935	365,582
Exxon Mobil Corp.	26,061	2,085,922
Pioneer Natural Resources Co.	11,949	1,948,882

3

Security	Shares	Value
Polski Koncern Naftowy ORLEN SA	16,139	$477,834
Royal Dutch Shell PLC, Class B	141,897	4,042,320
Seven Generations Energy, Ltd., Class A(1)	92,480	1,607,413

		$12,559,803

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	25,026	$2,477,324
Unilever PLC	70,093	3,997,594

		$6,474,918

Pharmaceuticals — 5.2%
Allergan PLC	13,830	$3,489,724
Eli Lilly & Co.	36,599	3,025,273
Johnson & Johnson	46,384	6,156,085
Novo Nordisk A/S, Class B	45,244	1,924,201
Roche Holding AG PC	10,349	2,620,049
Zoetis, Inc.	39,933	2,496,611

		$19,711,943

Professional Services — 0.9%
Verisk Analytics, Inc.(1)	39,704	$3,464,571

		$3,464,571

Road & Rail — 0.7%
CSX Corp.	50,244	$2,479,039

		$2,479,039

Semiconductors & Semiconductor Equipment — 2.2%
ASML Holding NV	25,140	$3,791,139
Renesas Electronics Corp.(1)	16,781	157,432
Sumco Corp.	127,609	2,065,237
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	63,036	2,266,775

		$8,280,583

Specialty Retail — 1.7%
Advance Auto Parts, Inc.	8,080	$905,041
Industria de Diseno Textil SA	60,904	2,417,547
Lowe’s Cos., Inc.	38,104	2,949,249

		$6,271,837

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	11,849	$1,762,302
HP, Inc.	77,243	1,475,341

		$3,237,643

Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.(1)	20,322	$1,252,648
LVMH Moet Hennessy Louis Vuitton SE	8,059	2,024,328
Pandora A/S	21,540	2,479,008

		$5,755,984

Trading Companies & Distributors — 0.8%
Brenntag AG	17,775	$1,007,259
MISUMI Group, Inc.	87,739	2,175,910

		$3,183,169

4

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Freenet AG	14,900	$502,947

		$502,947

Total Common Stocks (identified cost $211,608,089)		$227,639,282

Preferred Stocks — 3.2%

Security	Shares	Value
Banks — 1.9%
AgriBank FCB, 6.875% to 1/1/24(6)	9,798	$1,087,885
CoBank ACB, Series F, 6.25% to 10/1/22(3)(6)	8,600	903,269
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(6)	1,115	122,093
Farm Credit Bank of Texas, Series 1, 10.00%(3)	230	282,756
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	400	578,000
IBERIABANK Corp., Series C, 6.60% to 5/1/26(6)	15,030	417,684
KeyCorp, Series E, 6.125% to 12/15/26(6)	10,050	295,772
Regions Financial Corp., Series A, 6.375%	18,416	474,580
SunTrust Banks, Inc., Series E, 5.875%	34,002	873,851
Texas Capital Bancshares, Inc., 6.50%	20,005	508,727
Texas Capital Bancshares, Inc., Series A, 6.50%	14,549	371,290
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,181,475

		$7,097,382

Capital Markets — 0.1%
KKR & Co., LP, Series A, 6.75%	7,197	$197,845
Legg Mason, Inc., 5.45%	12,825	319,471

		$517,316

Electric Utilities — 0.4%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,893	$150,272
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	232,282
SCE Trust VI, 5.00%	15,350	393,727
Southern Co. (The), 6.25%	22,549	612,882

		$1,389,163

Equity Real Estate Investment Trusts (REITs) — 0.3%
CBL & Associates Properties, Inc., Series D, 7.375%	12,225	$293,522
DDR Corp., Series J, 6.50%	13,275	337,052
DDR Corp., Series K, 6.25%	6,500	165,718
Vornado Realty Trust, Series K, 5.70%	21,500	545,455

		$1,341,747

Food Products — 0.1%
Dairy Farmers of America, Inc., 7.875%(3)	4,700	$502,753
Ocean Spray Cranberries, Inc., 6.25%(3)	540	50,018

		$552,771

Insurance — 0.0%(4)
PartnerRe, Ltd., Series I, 5.875%	5,061	$131,890

		$131,890

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	18,050	$459,553

		$459,553

5

Security	Shares		Value
Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%		9,407	$240,913

			$240,913

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(6)		23,750	$610,850

			$610,850

Total Preferred Stocks (identified cost $11,708,166)			$12,341,585

Corporate Bonds & Notes — 31.1%
Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.1%
TransDigm, Inc., 6.00%, 7/15/22		500	$523,750

			$523,750

Auto Components — 0.1%
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(3)		60	$59,925
American Axle & Manufacturing, Inc., 6.50%, 4/1/27(3)		45	44,719
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(3)		205	229,600

			$334,244

Automobiles — 0.1%
FTE Verwaltungs GmbH, 9.00%, 7/15/20(7)	EUR	400	$494,724

			$494,724

Banks — 2.9%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(6)(8)		200	$224,171
Banco do Brasil SA, 6.25% to 4/15/24(3)(6)(8)		859	744,109
Banco Santander SA, 6.375% to 5/19/19(6)(7)(8)		800	823,108
Bank of America Corp., Series AA, 6.10% to 3/17/25(6)(8)		1,018	1,123,617
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(6)		215	219,838
CIT Group, Inc., 5.375%, 5/15/20		500	541,250
Citigroup, Inc., Series M, 6.30% to 5/15/24(6)(8)		570	622,012
Credit Agricole SA, 7.875% to 1/23/24(3)(6)(8)		327	369,714
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(6)(8)		460	476,100
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(6)(8)		215	246,551
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(6)(8)		353	390,065
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(6)(8)		768	805,632
Lloyds Banking Group PLC, 7.50% to 6/27/24(6)(8)		1,033	1,151,795
M&T Bank Corp., Series F, 5.125% to 11/1/26(6)(8)		280	294,700
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(6)(8)		170	176,375
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(6)(8)		804	881,892
Standard Chartered PLC, 7.014% to 7/30/37(3)(6)(8)		249	286,350
Standard Chartered PLC, 7.75% to 4/2/23(3)(6)(8)		320	352,000
UniCredit SpA, 8.00% to 6/3/24(6)(7)(8)		610	650,391
Zions Bancorporation, Series I, 5.80% to 9/15/23(6)(8)		88	87,781
Zions Bancorporation, Series J, 7.20% to 9/15/23(6)(8)		619	687,090

			$11,154,541

Biotechnology — 0.3%
Grifols S.A., 3.20%, 5/1/25(7)	EUR	1,075	$1,295,120

			$1,295,120

6

Security	Principal Amount* (000’s omitted)		Value
Building Products — 1.0%
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		115	$121,181
LSF9 Balta Issuer S.A., 7.75%, 9/15/22(7)	EUR	828	1,075,162
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(3)		1,000	1,070,000
Standard Industries, Inc., 5.50%, 2/15/23(3)		115	121,613
Standard Industries, Inc., 6.00%, 10/15/25(3)		535	576,462
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	642,000

			$3,606,418

Capital Markets — 0.6%
Banco BTG Pactual S.A./Cayman Islands, 5.75%, 9/28/22(3)		400	$355,600
HRG Group, Inc., 7.875%, 7/15/19		1,000	1,020,250
UBS Group AG, 6.875% to 8/7/25(6)(7)(8)		833	915,088

			$2,290,938

Casino & Gaming — 0.1%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	$31,388
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	120,003
Sugarhouse HSP Gaming Prop Mezz, L.P./Sugarhouse HSP Gaming Finance Corp., 5.875%, 5/15/25(3)		165	165,412

			$316,803

Chemicals — 0.6%
Chemours Co. (The), 5.375%, 5/15/27		70	$73,937
Chemours Co. (The), 7.00%, 5/15/25		70	78,400
Platform Specialty Products Corp., 6.50%, 2/1/22(3)		1,000	1,042,500
SPCM S.A., 4.875%, 9/15/25(3)		65	66,869
Tronox Finance, LLC, 6.375%, 8/15/20		50	50,375
Tronox Finance, LLC, 7.50%, 3/15/22(3)		15	15,788
Valvoline, Inc., 5.50%, 7/15/24(3)		45	47,812
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(3)		115	118,450
W.R. Grace & Co., 5.125%, 10/1/21(3)		750	808,125

			$2,302,256

Commercial Services & Supplies — 1.8%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(3)		170	$176,800
Clean Harbors, Inc., 5.125%, 6/1/21		400	409,000
Covanta Holding Corp., 5.875%, 3/1/24		500	488,750
Covanta Holding Corp., 5.875%, 7/1/25		95	92,625
Covanta Holding Corp., 6.375%, 10/1/22		35	35,963
GFL Environmental, Inc., 5.625%, 5/1/22(3)		55	57,062
GFL Environmental, Inc., 9.875%, 2/1/21(3)		450	489,375
Hertz Corp. (The), 5.50%, 10/15/24(3)		80	65,600
IPD 3 B.V., 4.50%, 7/15/22(7)	EUR	700	846,642
KAR Auction Services, Inc., 5.125%, 6/1/25(3)		260	271,700
Nord Anglia Education Finance, LLC, 5.75%, 7/15/22(7)	CHF	900	1,003,361
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(3)		270	302,062
RAC Bond Co. PLC, 5.00%, 11/6/22(7)	GBP	1,105	1,460,708
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	602,250
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		240	235,800
Tervita Escrow Corp., 7.625%, 12/1/21(3)		195	198,900
United Rentals North America, Inc., 5.50%, 5/15/27		35	37,013
United Rentals North America, Inc., 7.625%, 4/15/22		170	177,862

			$6,951,473

7

Security	Principal Amount* (000’s omitted)		Value
Communications Equipment — 0.2%
CommScope Technologies, LLC, 5.00%, 3/15/27(3)		235	$236,175
CommScope Technologies, LLC, 6.00%, 6/15/25(3)		35	37,800
Riverbed Technology, Inc., 8.875%, 3/1/23(3)		630	626,062

			$900,037

Construction & Engineering — 0.3%
ABG Orphan Holdco S.a.r.l., 14.00%, 2/28/21(3)(9)		900	$958,050

			$958,050

Consumer Finance — 0.7%
Ally Financial, Inc., 8.00%, 12/31/18		550	$593,313
CPUK Finance, Ltd., 4.875%, 2/28/47(7)	GBP	1,570	2,105,099

			$2,698,412

Containers & Packaging — 0.7%
ARD Finance S.A., 6.625%, 9/15/23(9)	EUR	1,000	$1,269,892
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(3)		200	214,124
BWAY Holding Co., 5.50%, 4/15/24(3)		240	252,300
BWAY Holding Co., 7.25%, 4/15/25(3)		240	250,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(3)		140	147,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		500	511,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(3)		165	178,922

			$2,824,813

Distributors — 0.0%(4)
HD Supply, Inc., 5.75%, 4/15/24(3)		105	$112,744

			$112,744

Diversified Consumer Services — 0.1%
Laureate Education, Inc., 8.25%, 5/1/25(3)		325	$354,250

			$354,250

Diversified Financial Services — 1.0%
Amigo Luxembourg S.A., 7.625%, 1/15/24(7)	GBP	615	$845,398
Cadence Financial Corp., 4.875%, 6/28/19(3)		508	518,160
DAE Funding, LLC, 4.50%, 8/1/22(3)(10)		155	158,100
DAE Funding, LLC, 5.00%, 8/1/24(3)(10)		255	261,056
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(3)		180	175,842
FBM Finance, Inc., 8.25%, 8/15/21(3)		165	177,787
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		115	119,996
Mercury Bondco PLC, 8.25%, 5/30/21(7)(9)	EUR	530	664,274
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(3)		455	464,669
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(3)		265	270,466

			$3,655,748

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 5.80%, 3/15/22		500	$521,250
CenturyLink, Inc., 7.50%, 4/1/24		100	108,875
Cincinnati Bell, Inc., 7.00%, 7/15/24(3)		65	65,975
Frontier Communications Corp., 6.25%, 9/15/21		65	57,342
Frontier Communications Corp., 10.50%, 9/15/22		40	37,700
Level 3 Financing, Inc., 5.25%, 3/15/26		90	95,850

			$886,992

8

Security	Principal Amount* (000’s omitted)		Value
Electric Utilities — 1.3%
AES Corp. (The), 5.50%, 3/15/24		580	$609,000
AES Corp. (The), 5.50%, 4/15/25		15	15,788
AES Corp. (The), 6.00%, 5/15/26		15	16,181
AES Gener S.A., 8.375% to 6/18/19, 12/18/73(3)(6)		515	554,269
Dynegy, Inc., 7.375%, 11/1/22		225	228,656
Dynegy, Inc., 7.625%, 11/1/24		45	44,775
Dynegy, Inc., 8.00%, 1/15/25(3)		115	114,425
Electricite de France S.A., 6.00% to 1/29/26(6)(7)(8)	GBP	800	1,122,704
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(6)		940	1,076,300
NRG Yield Operating, LLC, 5.375%, 8/15/24		500	525,000
Pattern Energy Group, Inc., 5.875%, 2/1/24(3)		115	121,900
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(6)		580	619,214

			$5,048,212

Electrical Equipment — 0.2%
Senvion Holding GmbH, 3.875%, 10/25/22(7)	EUR	575	$697,005

			$697,005

Electronic Equipment, Instruments & Components — 0.2%
Zebra Technologies Corp., 7.25%, 10/15/22		680	$725,050

			$725,050

Energy Equipment & Services — 0.2%
Abengoa Finance S.A.U., 7.75%, 2/1/20(3)(11)		467	$7,005
Novafives SAS, 4.50%, 6/30/21(7)	EUR	725	876,815

			$883,820

Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 5/15/27		115	$124,631
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		120	121,500
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		95	104,025
SBA Communications Corp., 4.875%, 9/1/24		55	57,269

			$407,425

Food Products — 1.0%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(10)		20	$18,100
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(3)		185	168,350
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(3)		95	89,537
Dean Foods Co., 6.50%, 3/15/23(3)		500	519,375
Dole Food Co., Inc., 7.25%, 6/15/25(3)		225	239,625
Land O’ Lakes, Inc., 8.00%(3)(8)		875	971,250
Ocado Group PLC, 4.00%, 6/15/24(7)	GBP	755	991,606
Post Holdings, Inc., 5.00%, 8/15/26(3)		85	87,444
Post Holdings, Inc., 5.50%, 3/1/25(3)		230	243,225
TreeHouse Foods, Inc., 6.00%, 2/15/24(3)		180	193,950
US Foods, Inc., 5.875%, 6/15/24(3)		395	414,256

			$3,936,718

9

Security	Principal Amount* (000’s omitted)		Value
Food Service — 0.0%(4)
Landry’s, Inc., 6.75%, 10/15/24(3)		135	$138,753

			$138,753

Health Care Equipment & Supplies — 1.5%
Alere, Inc., 6.375%, 7/1/23(3)		320	$345,600
Alere, Inc., 6.50%, 6/15/20		40	40,800
Centene Corp., 4.75%, 1/15/25		300	313,500
Centene Corp., 5.625%, 2/15/21		90	93,825
Centene Corp., 6.125%, 2/15/24		340	370,600
Envision Healthcare Corp., 5.625%, 7/15/22		620	644,412
Envision Healthcare Corp., 6.25%, 12/1/24(3)		620	669,600
IDH Finance PLC, 6.25%, 8/15/22(7)	GBP	350	449,168
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(3)		610	649,650
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(3)		320	339,200
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(3)		225	253,688
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(3)		1,230	1,334,550

			$5,504,593

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc., 6.50%, 3/1/24		45	$48,488
CHS/Community Health Systems, Inc., 6.25%, 3/31/23		555	570,262
Eagle Holding Co. II, LLC, 7.625%, 5/15/22(3)(9)		165	172,012
HCA, Inc., 4.50%, 2/15/27		40	41,038
HCA, Inc., 5.875%, 2/15/26		750	819,375
MEDNAX, Inc., 5.25%, 12/1/23(3)		500	516,250
Tenet Healthcare Corp., 6.75%, 6/15/23		260	258,050
Tenet Healthcare Corp., 7.50%, 1/1/22(3)		85	92,013
WellCare Health Plans, Inc., 5.25%, 4/1/25		375	398,437

			$2,915,925

Hotels, Restaurants & Leisure — 1.2%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(3)		325	$327,639
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 6.00%, 4/1/22(3)		1,000	1,034,500
Carlson Travel, Inc., 6.75%, 12/15/23(3)		200	203,500
Eldorado Resorts, Inc., 6.00%, 4/1/25		55	59,125
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(3)		490	510,825
MGM Resorts International, 6.00%, 3/15/23		550	610,500
NCL Corp., Ltd., 4.75%, 12/15/21(3)		150	155,625
NH Hotel Group S.A., 3.75%, 10/1/23(7)	EUR	960	1,205,164
Scientific Games International, Inc., 7.00%, 1/1/22(3)		115	122,762
Scientific Games International, Inc., 10.00%, 12/1/22		105	117,469

			$4,347,109

Household Durables — 0.0%(4)
CalAtlantic Group, Inc., 5.00%, 6/15/27		100	$101,750
Tempur Sealy International, Inc., 5.50%, 6/15/26		45	46,463

			$148,213

Household Products — 0.4%
Bormioli Rocco Holdings S.A., 10.00%, 8/1/18(7)	EUR	850	$1,019,362
Central Garden & Pet Co., 6.125%, 11/15/23		500	537,500

			$1,556,862

10

Security	Principal Amount* (000’s omitted)		Value
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 7.25%, 5/15/26		235	$249,688

			$249,688

Industrial Conglomerates — 0.3%
Wittur International Holding GmbH, 8.50%, 2/15/23(7)	EUR	1,030	$1,281,716

			$1,281,716

Insurance — 0.5%
AssuredPartners, Inc., 7.00%, 8/15/25(3)(10)		120	$121,200
Hub International, Ltd., 7.875%, 10/1/21(3)		500	524,375
KIRS Midco 3 PLC, 8.375%, 7/15/23(7)	GBP	910	1,210,920

			$1,856,495

Internet & Direct Marketing Retail — 0.2%
Netflix, Inc., 3.625%, 5/15/27(7)	EUR	675	$823,059

			$823,059

Internet Software & Services — 0.4%
EIG Investors Corp., 10.875%, 2/1/24		480	$535,200
Match Group, Inc., 6.375%, 6/1/24		505	551,712
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(3)		75	79,688
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	505,687

			$1,672,287

IT Services — 0.1%
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(3)		40	$40,000
Gartner, Inc., 5.125%, 4/1/25(3)		160	169,600

			$209,600

Machinery — 0.5%
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(3)		150	$163,125
Cloud Crane, LLC, 10.125%, 8/1/24(3)		190	214,225
Navistar International Corp., 8.25%, 11/1/21		235	238,084
Norican A/S, 4.50%, 5/15/23(7)	EUR	865	1,034,381
Welbilt, Inc., 9.50%, 2/15/24		295	344,413

			$1,994,228

Media — 2.3%
Altice Luxembourg S.A., 7.25%, 5/15/22(7)	EUR	546	$687,767
Altice Luxembourg S.A., 7.75%, 5/15/22(3)		315	335,081
Altice US Finance I Corp., 5.50%, 5/15/26(3)		200	212,500
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	485,596
Cablevision Systems Corp., 5.875%, 9/15/22		55	58,231
Cablevision Systems Corp., 8.00%, 4/15/20		70	78,645
CBS Radio, Inc., 7.25%, 11/1/24(3)		120	127,050
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(3)		1,130	1,216,522
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(3)		10	10,272
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(3)		294	299,880
CSC Holdings, LLC, 6.75%, 11/15/21		500	557,830
CSC Holdings, LLC, 10.875%, 10/15/25(3)		422	527,500

11

Security	Principal Amount* (000’s omitted)		Value
DISH DBS Corp., 7.75%, 7/1/26		155	$186,000
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(3)		140	134,925
MDC Partners, Inc., 6.50%, 5/1/24(3)		265	267,650
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(3)(9)		35	35,175
Salem Media Group, Inc., 6.75%, 6/1/24(3)		295	307,538
SFR Group S.A., 7.375%, 5/1/26(3)		1,010	1,097,113
Sirius XM Radio, Inc., 5.00%, 8/1/27(3)		185	189,880
Sirius XM Radio, Inc., 6.00%, 7/15/24(3)		500	540,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(7)	EUR	850	1,069,769
Ziggo Secured Finance B.V., 5.50%, 1/15/27(3)		150	155,625

			$8,581,174

Metals & Mining — 1.1%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		380	$374,300
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	51,000
Allegheny Technologies, Inc., 7.875%, 8/15/23		115	121,325
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(6)		270	310,500
Eldorado Gold Corp., 6.125%, 12/15/20(3)		45	46,125
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.375%, 3/1/22(3)		750	808,125
First Quantum Minerals, Ltd., 7.00%, 2/15/21(3)		75	78,188
First Quantum Minerals, Ltd., 7.25%, 4/1/23(3)		415	429,006
First Quantum Minerals, Ltd., 7.50%, 4/1/25(3)		445	457,905
Freeport-McMoRan, Inc., 3.10%, 3/15/20		40	39,900
Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	73,688
Hudbay Minerals, Inc., 7.25%, 1/15/23(3)		115	125,206
Hudbay Minerals, Inc., 7.625%, 1/15/25(3)		200	220,500
New Gold, Inc., 6.25%, 11/15/22(3)		155	161,200
New Gold, Inc., 6.375%, 5/15/25(3)		85	88,400
Novelis Corp., 5.875%, 9/30/26(3)		180	189,900
Novelis Corp., 6.25%, 8/15/24(3)		125	134,062
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(3)		165	170,775
Teck Resources, Ltd., 5.20%, 3/1/42		40	39,250
Teck Resources, Ltd., 5.40%, 2/1/43		85	83,725
Teck Resources, Ltd., 6.00%, 8/15/40		45	48,150
Teck Resources, Ltd., 8.50%, 6/1/24(3)		130	151,125
United States Steel Corp., 8.375%, 7/1/21(3)		100	110,875
Zekelman Industries, Inc., 9.875%, 6/15/23(3)		15	17,025

			$4,330,255

Multi-Utilities — 0.4%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(6)		114	$124,402
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(7)	GBP	900	1,326,233

			$1,450,635

Multiline Retail — 0.1%
Dollar Tree, Inc., 5.75%, 3/1/23		330	$351,038

			$351,038

12

Security	Principal Amount* (000’s omitted)	Value
Oil, Gas & Consumable Fuels — 2.5%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	175	$177,625
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	40	41,700
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	100	101,500
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	85	87,550
Antero Resources Corp., 5.375%, 11/1/21	1,000	1,033,750
Canbriam Energy, Inc., 9.75%, 11/15/19(3)	305	314,150
Chesapeake Energy Corp., 8.00%, 12/15/22(3)	40	42,550
Continental Resources, Inc., 4.50%, 4/15/23	145	141,737
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	210	214,200
Denbury Resources, Inc., 9.00%, 5/15/21(3)	190	181,925
Diamondback Energy, Inc., 4.75%, 11/1/24	60	60,900
Diamondback Energy, Inc., 5.375%, 5/31/25	155	161,200
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(3)	40	41,450
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(3)	500	537,500
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)	110	111,650
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(3)(10)	80	82,700
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.875%, 7/15/21(3)	208	218,140
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(3)	245	246,837
Gulfport Energy Corp., 6.00%, 10/15/24(3)	124	123,306
Gulfport Energy Corp., 6.625%, 5/1/23	750	761,250
Halcon Resources Corp., 6.75%, 2/15/25(3)	155	159,262
Murphy Oil Corp., 6.875%, 8/15/24	55	58,575
Murphy Oil USA, Inc., 5.625%, 5/1/27	65	68,656
Murphy Oil USA, Inc., 6.00%, 8/15/23	500	530,000
Newfield Exploration Co., 5.375%, 1/1/26	45	47,138
Newfield Exploration Co., 5.625%, 7/1/24	65	68,494
Oasis Petroleum, Inc., 6.50%, 11/1/21	50	49,625
Oasis Petroleum, Inc., 6.875%, 3/15/22	45	44,775
Oasis Petroleum, Inc., 6.875%, 1/15/23	235	232,062
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(3)(6)(8)(11)	783	27,405
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(3)	75	76,688
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(3)	140	143,500
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(3)	150	159,750
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	50	50,500
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25(3)	90	88,650
PDC Energy, Inc., 6.125%, 9/15/24(3)	40	41,250
Petrobras Global Finance B.V., 6.125%, 1/17/22	342	360,382
Precision Drilling Corp., 6.50%, 12/15/21	25	24,688
Precision Drilling Corp., 6.625%, 11/15/20	18	17,848
Precision Drilling Corp., 7.75%, 12/15/23	10	10,100
Resolute Energy Corp., 8.50%, 5/1/20	210	212,625
Rice Energy, Inc., 7.25%, 5/1/23	80	86,300
Seven Generations Energy, Ltd., 6.75%, 5/1/23(3)	25	26,375
Seven Generations Energy, Ltd., 8.25%, 5/15/20(3)	1,000	1,048,750
SM Energy Co., 5.625%, 6/1/25	85	79,900
SM Energy Co., 6.125%, 11/15/22	135	132,933
SM Energy Co., 6.75%, 9/15/26	80	80,000
Southwestern Energy Co., 5.80%, 1/23/20	145	150,437

13

Security	Principal Amount* (000’s omitted)	Value
Trinidad Drilling, Ltd., 6.625%, 2/15/25(3)	165	$156,337
Weatherford International, Ltd., 8.25%, 6/15/23	40	40,700
Weatherford International, Ltd., 9.875%, 2/15/24(3)	95	102,363
Whiting Petroleum Corp., 5.00%, 3/15/19	45	44,775
Whiting Petroleum Corp., 5.75%, 3/15/21	25	23,813
WildHorse Resource Development Corp., 6.875%, 2/1/25(3)	270	265,275
WPX Energy, Inc., 7.50%, 8/1/20	95	102,125

		$9,493,676

Pharmaceuticals — 0.4%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(3)	198	$217,800
Nature’s Bounty Co. (The), 7.625%, 5/15/21(3)	225	243,000
PRA Holdings, Inc., 9.50%, 10/1/23(3)	80	88,700
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(3)	130	112,450
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(3)	235	229,712
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(3)	155	163,912
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(3)	5	5,008
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(3)	315	336,262
Vizient, Inc., 10.375%, 3/1/24(3)	50	57,938

		$1,454,782

Pipelines — 0.7%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,000	$1,067,500
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	105	115,238
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	80	83,000
Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27(3)	175	182,656
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	230	250,125
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	170	194,438
Energy Transfer Equity, L.P., 5.875%, 1/15/24	20	21,650
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(3)	60	62,775
NGPL PipeCo, LLC, 4.375%, 8/15/22(3)(10)	50	51,563
NGPL PipeCo, LLC, 4.875%, 8/15/27(3)(10)	50	51,625
Williams Cos., Inc. (The), 3.70%, 1/15/23	230	228,776
Williams Cos., Inc. (The), 4.55%, 6/24/24	125	130,156
Williams Cos., Inc. (The), 5.75%, 6/24/44	140	146,300
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	120	126,021

		$2,711,823

Real Estate Investment Trusts (REITs) — 0.1%
ESH Hospitality, Inc., 5.25%, 5/1/25(3)	160	$167,600
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(3)	35	37,931
Mattamy Group Corp., 6.875%, 12/15/23(3)	285	291,413

		$496,944

Retail-Food and Drug — 0.2%
Rite Aid Corp., 6.125%, 4/1/23(3)	565	$562,175

		$562,175

Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.25%, 8/1/23(3)	55	$57,664
Microsemi Corp., 9.125%, 4/15/23(3)	575	662,688
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(3)	200	210,250
Versum Materials, Inc., 5.50%, 9/30/24(3)	145	154,425

		$1,085,027

14

Security	Principal Amount* (000’s omitted)		Value
Software — 0.7%
Camelot Finance S.A., 7.875%, 10/15/24(3)		130	$141,700
Infor (US), Inc., 5.75%, 8/15/20(3)		160	165,000
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(3)		195	204,019
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)		130	140,725
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(3)		545	629,475
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23		775	827,312
Symantec Corp., 5.00%, 4/15/25(3)		115	120,750
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(3)		200	217,000
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(3)		260	289,250

			$2,735,231

Specialty Retail — 0.1%
Hot Topic, Inc., 9.25%, 6/15/21(3)		195	$184,519

			$184,519

Technology Hardware, Storage & Peripherals — 0.6%
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(3)		135	$148,974
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(3)		205	215,506
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(3)		355	397,086
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(3)		215	239,372
Western Digital Corp., 7.375%, 4/1/23(3)		590	649,000
Western Digital Corp., 10.50%, 4/1/24		475	563,469

			$2,213,407

Telecommunications — 1.2%
Avaya, Inc., 9.00%, 4/1/19(3)(11)		400	$328,000
Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	152,612
Hughes Satellite Systems Corp., 6.625%, 8/1/26		195	213,769
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23		45	39,038
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20		85	82,025
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(3)		200	217,750
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(3)		185	191,706
Sprint Capital Corp., 6.875%, 11/15/28		80	87,400
Sprint Corp., 7.875%, 9/15/23		1,800	2,047,500
T-Mobile USA, Inc., 6.625%, 4/1/23		1,025	1,086,500

			$4,446,300

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21		235	$251,425

			$251,425

Transportation — 0.5%
CEVA Group PLC, 7.00%, 3/1/21(3)		75	$72,187
CMA CGM S.A., 6.50%, 7/15/22(7)	EUR	710	866,764
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(3)		260	273,650
XPO Logistics, Inc., 6.125%, 9/1/23(3)		80	83,500
XPO Logistics, Inc., 6.50%, 6/15/22(3)		500	521,250

			$1,817,351

Total Corporate Bonds & Notes (identified cost $111,797,105)			$118,223,833

15

Senior Floating-Rate Loans — 3.2%(12)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.1%
EIG Investors Corp., Term Loan, 5.24%, Maturing 2/9/23	$496	$500,780

		$500,780

Containers and Glass Products — 0.3%
BWAY Holding Company, Term Loan, 4.47%, Maturing 4/3/24	$1,000	$1,004,479

		$1,004,479

Electronics/Electrical — 0.7%
Cortes NP Acquisition Corporation, Term Loan, 5.23%, Maturing 11/30/23	$635	$642,425
Dell, Inc., Term Loan, Maturing 9/7/23(13)	1,000	1,006,386
Riverbed Technology, Inc., Term Loan, 4.49%, Maturing 4/24/22	500	493,472
Solera, LLC, Term Loan, 4.51%, Maturing 3/3/23	688	692,994

		$2,835,277

Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan, 3.48%, Maturing 9/20/20	$500	$502,410

		$502,410

Financial Intermediaries — 0.1%
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.23%, Maturing 8/31/21	$300	$307,500

		$307,500

Food Products — 0.2%
Nature’s Bounty Co. (The), Term Loan, 4.80%, Maturing 5/5/23	$748	$750,536

		$750,536

Food/Drug Retailers — 0.3%
Albertsons, LLC, Term Loan, Maturing 6/22/23(13)	$1,000	$1,001,625

		$1,001,625

Health Care — 0.5%
inVentiv Health, Inc., Term Loan, 4.95%, Maturing 11/9/23	$189	$189,691
MPH Acquisition Holdings, LLC, Term Loan, 4.30%, Maturing 6/7/23	909	913,863
Press Ganey Holdings, Inc., Term Loan, 4.48%, Maturing 10/21/23	189	190,468
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.48%, Maturing 10/21/24	635	652,066

		$1,946,088

Insurance — 0.1%
Asurion, LLC, Term Loan - Second Lien, Maturing 7/11/25(13)	$555	$570,494

		$570,494

Lodging and Casinos — 0.3%
Gateway Casinos & Entertainment Limited, Term Loan, 5.05%, Maturing 2/22/23	$1,000	$1,009,167

		$1,009,167

Oil and Gas — 0.1%
Chesapeake Energy Corporation, Term Loan, 8.69%, Maturing 8/23/21	$365	$393,630

		$393,630

Publishing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.23%, Maturing 5/4/22	$519	$512,630

		$512,630

16

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 2.75%, Maturing 1/31/25	$990	$978,012

		$978,012

Total Senior Floating-Rate Loans (identified cost $12,284,087)		$12,312,628

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(3)	$300	$299,813

Total Convertible Bonds (identified cost $283,288)		$299,813

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(14)	4,941,890	$4,942,878

Total Short-Term Investments (identified cost $4,942,878)		$4,942,878

Total Investments — 98.7% (identified cost $352,623,613)		$375,760,019

Other Assets, Less Liabilities — 1.3%		$4,777,917

Net Assets — 100.0%		$380,537,936

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $52,027,677 or 13.7% of the Portfolio’s net assets.

(4)	Amount is less than 0.05%.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

17

(6)	Security converts to floating rate after the indicated fixed-rate coupon period.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $26,841,508 or 7.1% of the Portfolio’s net assets.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	When-issued security.

(11)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(13)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $37,320.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	58.6%	$220,257,925
United Kingdom	8.9	33,583,331
Japan	5.2	19,591,997
France	4.6	17,155,990
Canada	3.6	13,468,663
Netherlands	3.4	12,569,635
Spain	1.9	7,216,635
Denmark	1.8	6,754,698
Switzerland	1.7	6,312,186
Germany	1.3	5,053,420
Belgium	1.3	5,002,648
Ireland	1.3	4,938,749
Luxembourg	1.1	4,040,121
Australia	0.8	3,133,309
Sweden	0.8	3,118,387
Hong Kong	0.8	2,893,491
Italy	0.8	2,880,726
Taiwan	0.6	2,266,775
Brazil	0.5	1,707,334

18

Country	Percentage of Total Investments	Value
China	0.4%	$1,525,043
New Zealand	0.2	837,697
Chile	0.2	554,269
Poland	0.1	477,834
United Arab Emirates	0.1	419,156

Total Investments	100.0%	$375,760,019

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	54	Long	Sep-17	$6,551,280	$6,663,600	$112,320
FTSE MIB Index	9	Short	Sep-17	(1,119,810)	(1,144,261)	(24,451)
STOXX Europe 600 Banks Index	151	Short	Sep-17	(3,473,960)	(3,360,720)	113,240
STOXX Europe 600 Utilities Index	128	Short	Sep-17	(2,303,124)	(2,197,134)	105,990

						$307,099

FTSE MIB Index: Index composed of the 40 most liquid and capitalized stocks listed on the Borsa Italiana.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

STOXX Europe 600 Utilities Index: Index composed of companies from the European utilities sector.

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio entered into forward foreign currency exchange contracts during the fiscal year to date ended July 31, 2017.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $331,550 and $24,451, respectively.

19

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$353,315,816

Gross unrealized appreciation	$27,942,740
Gross unrealized depreciation	(5,498,537)

Net unrealized appreciation	$22,444,203

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$20,580,776	$10,964,973		$—	$31,545,749
Consumer Staples	5,916,859	11,325,746		—	17,242,605
Energy	10,257,517	4,885,736		—	15,143,253
Financials	14,070,092	26,521,333		—	40,591,425
Health Care	18,756,966	9,131,942		—	27,888,908
Industrials	12,830,325	18,557,538		—	31,387,863
Information Technology	24,911,434	8,346,936		—	33,258,370
Materials	5,553,266	5,945,993		—	11,499,259
Real Estate	8,120,133	—		—	8,120,133
Telecommunication Services	—	4,710,652		—	4,710,652
Utilities	5,413,074	837,991		—	6,251,065
Total Common Stocks	$126,410,442	$101,228,840	*	$—	$227,639,282
Preferred Stocks
Consumer Staples	$—	$552,771		$—	$552,771
Energy	610,850	—		—	610,850
Financials	5,350,585	2,396,003		—	7,746,588
Industrials	459,553	—		—	459,553
Real Estate	1,341,747	—		—	1,341,747
Utilities	1,630,076	—		—	1,630,076
Total Preferred Stocks	$9,392,811	$2,948,774		$—	$12,341,585

20

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$118,223,833	$—	$118,223,833
Senior Floating-Rate Loans	—	12,312,628	—	12,312,628
Convertible Bonds	—	299,813	—	299,813
Short-Term Investments	—	4,942,878	—	4,942,878
Total Investments	$135,803,253	$239,956,766	$—	$375,760,019
Futures Contracts	$218,310	$113,240	$—	$331,550
Total	$136,021,563	$240,070,006	$—	$376,091,569

Liability Description
Futures Contracts	$(24,451)	$—	$—	$(24,451)
Total	$(24,451)	$—	$—	$(24,451)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

21

Eaton Vance

Global Macro Absolute Return Advantage Fund

July 31, 2017 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $2,162,504,281 and the Fund owned 81.3% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

July 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 68.6%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.7%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	35,065	$46,104,201

Total Albania			$46,104,201

Australia — 3.6%
Australia Government Bond, 3.00%, 3/21/47(1)(2)	AUD	95,020	$68,731,843
Australia Government Bond, 3.25%, 6/21/39(1)(2)	AUD	34,500	27,285,249

Total Australia			$96,017,092

Barbados — 0.9%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	21,609	$17,503,290
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	3,039	2,461,590
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	263	234,998
Barbados Government International Bond, 7.00%, 8/4/22(3)	USD	2,128	1,901,432
Barbados Government International Bond, 7.25%, 12/15/21(1)	USD	458	427,085

Total Barbados			$22,528,395

Belarus — 4.2%
Republic of Belarus, 6.875%, 2/28/23(1)(2)	USD	48,040	$51,169,806
Republic of Belarus, 7.625%, 6/29/27(1)(2)	USD	54,900	58,986,481

Total Belarus			$110,156,287

Cyprus — 5.7%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	43,467	$56,227,276
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	14,889	19,404,027
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	57,274	76,817,973

Total Cyprus			$152,449,276

Dominican Republic — 3.3%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	210,500	$4,501,192
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,386,500	29,527,082
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,008,800	22,010,645
Dominican Republic, 15.00%, 4/5/19(1)	DOP	584,500	13,389,514
Dominican Republic, 15.00%, 4/5/19(3)	DOP	75,000	1,718,073
Dominican Republic, 15.95%, 6/4/21(1)	DOP	201,300	5,043,512
Dominican Republic, 16.00%, 7/10/20(1)	DOP	320,000	7,790,280
Dominican Republic, 16.95%, 2/4/22(1)	DOP	98,000	2,586,247

Total Dominican Republic			$86,566,545

Ecuador — 0.9%
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	15,933	$16,968,645
Republic of Ecuador, 10.50%, 3/24/20(3)	USD	6,358	6,771,270

Total Ecuador			$23,739,915

1

Security	Principal Amount (000’s omitted)		Value
El Salvador — 4.4%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,109	$3,734,054
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	17,931	16,317,210
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	13,206	13,387,582
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	8,000	7,480,000
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	38,315	39,033,406
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	4,964	4,951,590
Republic of El Salvador, 8.625%, 2/28/29(1)(2)	USD	30,010	31,135,375
Republic of El Salvador, 8.625%, 2/28/29(3)	USD	1,062	1,101,825

Total El Salvador			$117,141,042

Georgia — 0.3%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	335	$138,728
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	4,325	1,813,972
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,969	899,328
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,632	1,236,051
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	8,630	3,729,637
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	978,102

Total Georgia			$8,795,818

Iceland — 3.6%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,417,026	$13,987,827
Republic of Iceland, 6.50%, 1/24/31	ISK	5,396,002	60,943,696
Republic of Iceland, 8.00%, 6/12/25	ISK	1,807,571	21,261,521

Total Iceland			$96,193,044

Indonesia — 2.8%
Indonesia Government Bond, 7.50%, 8/15/32	IDR	75,742,000	$5,755,687
Indonesia Government Bond, 8.25%, 5/15/36	IDR	394,784,000	31,473,979
Indonesia Government Bond, 8.375%, 3/15/34	IDR	61,365,000	4,964,836
Indonesia Government Bond, 8.75%, 5/15/31	IDR	396,320,000	33,195,221

Total Indonesia			$75,389,723

Kazakhstan — 0.4%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	2,974,820	$9,053,868

Total Kazakhstan			$9,053,868

Macedonia — 5.8%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	37,326	$46,181,556
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	34,257	42,384,439
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	35,673	45,518,477
Republic of Macedonia, 4.875%, 12/1/20(3)	EUR	15,035	19,184,546

Total Macedonia			$153,269,018

New Zealand — 6.9%
New Zealand Government Bond, 2.00%, 9/20/25(1)(4)	NZD	49,936	$38,167,974
New Zealand Government Bond, 2.50%, 9/20/35(1)(4)	NZD	64,912	51,080,403
New Zealand Government Bond, 2.50%, 9/20/40(4)	NZD	51,734	39,436,527
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	66,439	55,860,804

Total New Zealand			$184,545,708

2

Security	Principal Amount (000’s omitted)			Value
Peru — 3.2%
Peru Government Bond, 6.35%, 8/12/28	PEN	43,462		$14,252,894
Peru Government Bond, 8.20%, 8/12/26	PEN	192,906		71,538,391

Total Peru				$85,791,285

Rwanda — 0.7%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	18,359		$18,939,879

Total Rwanda				$18,939,879

Serbia — 8.3%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	12,252,360		$123,466,619
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	1,964,380		19,945,001
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610		16,914,188
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,029,560		59,175,802
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	87,500		1,052,527

Total Serbia				$220,554,137

Sri Lanka — 8.0%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	4,983,550		$31,691,711
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000		744,479
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000		2,325,597
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000		13,386,099
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	1,699,000		10,479,560
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,452,740		15,505,198
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000		8,518,800
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,785,900		11,246,564
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	2,916,500		18,178,162
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	596,930		3,909,672
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,720,000		11,252,429
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,512,000		9,852,125
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,872,720		12,267,151
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	991,000		6,507,646
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000		648,472
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,151,870		20,379,041
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	553,000		3,522,515
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	287,580		1,893,880
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	238,000		1,566,767
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	390,000		2,598,746
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,270,000		8,508,314
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,273,000		8,583,917
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,550,260		10,337,008

Total Sri Lanka				$213,903,853

Suriname — 1.2%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	31,100		$31,955,250

Total Suriname				$31,955,250

Tanzania — 0.0%(5)
United Republic of Tanzania, 7.421%, 3/9/20(1)(6)	USD	0	(7)	$254

Total Tanzania				$254

3

Security	Principal Amount (000’s omitted)		Value
Thailand — 2.7%
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	2,557,531	$72,332,341

Total Thailand			$72,332,341

Total Foreign Government Bonds (identified cost $1,713,722,190)			$1,825,426,931

Foreign Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.7%
Banco Hipotecario SA, 22.417%, 1/12/20(1)(6)	ARS	165,870	$9,357,509
YPF SA, 24.104%, 7/7/20(1)(6)	USD	10,071	10,243,909

Total Argentina			$19,601,418

Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(8)	USD	6,900	$3,010,539

Total Azerbaijan			$3,010,539

Ecuador — 0.7%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 6.925%, 9/24/19(1)(6)	USD	6,716	$6,783,532
Petroamazonas EP, 4.625%, 2/16/20(1)	USD	11,180	10,508,082

Total Ecuador			$17,291,614

Georgia — 0.3%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	16,810	$7,077,747
Bank of Georgia JSC, 11.00%, 6/1/20(1)	GEL	4,030	1,702,444

Total Georgia			$8,780,191

Honduras — 0.3%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	7,700	$7,969,500

Total Honduras			$7,969,500

Total Foreign Corporate Bonds (identified cost $62,627,713)			$56,653,262

Sovereign Loans — 3.9%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 1.0%
Government of Barbados, Term Loan, 11.44%, Maturing December 20, 2019(9)(10)		$27,400	$27,444,525

Total Barbados			$27,444,525

Ethiopia — 0.4%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.10%, Maturing August 1, 2021(9)(10)		$9,700	$9,594,949

Total Ethiopia			$9,594,949

4

Borrower	Principal Amount (000’s omitted)	Value
Kenya — 0.6%
Government of Kenya, Term Loan, 6.42%, Maturing April 18, 2019(9)	$3,134	$3,134,000
Government of Kenya, Term Loan, 6.53%, Maturing October 28, 2017(9)	14,420	14,420,000

Total Kenya		$17,554,000

Tanzania — 1.9%
Government of the United Republic of Tanzania, Term Loan, 6.65%, Maturing June 23, 2022(9)	$50,800	$50,730,658

Total Tanzania		$50,730,658

Total Sovereign Loans (identified cost $104,584,602)		$105,324,132

Collateralized Mortgage Obligations — 0.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 5.874%, 3/15/34(11)(12)	$2,223	$452,407

		$452,407

Federal National Mortgage Association:
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(12)	$653	$23,097
Series 2010-109, (Interest Only), Class PS, 5.368%, 10/25/40(11)(12)	5,359	985,979

		$1,009,076

Total Collateralized Mortgage Obligations (identified cost $749,541)		$1,461,483

Common Stocks — 7.3%

Security	Shares	Value
Cyprus — 0.3%
Bank of Cyprus Holdings PLC(13)(14)	1,381,627	$5,386,000
Bank of Cyprus Holdings PLC(13)(14)	972,930	3,749,030

Total Cyprus		$9,135,030

Iceland — 3.2%
Eik Fasteignafelag HF	35,932,951	$3,657,741
Eimskipafelag Islands HF	3,456,470	10,538,631
Hagar HF	24,819,855	9,450,313
HB Grandi HF	14,033,996	4,336,729
Icelandair Group HF	21,831,000	3,051,896
Marel HF	4,156,300	14,807,865
N1 HF	2,000,400	2,259,298
Reginn HF(13)	20,129,538	5,044,581
Reitir Fasteignafelag HF	11,667,555	10,666,510

5

Security	Shares	Value
Siminn HF	243,429,340	$9,699,414
Sjova-Almennar Tryggingar HF	21,158,237	3,733,203
Vatryggingafelag Islands HF	67,576,501	6,669,208

Total Iceland		$83,915,389

Japan — 1.0%
Mitsubishi UFJ Financial Group, Inc.	1,381,000	$8,761,216
Mizuho Financial Group, Inc.	2,850,100	5,068,545
Resona Holdings, Inc.	384,600	1,981,328
Sumitomo Mitsui Financial Group, Inc.	170,300	6,571,159
Sumitomo Mitsui Trust Holdings, Inc.	88,600	3,253,661

Total Japan		$25,635,909

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.	32,962,666	$14,464,144

Total Singapore		$14,464,144

South Korea — 1.5%
AMOREPACIFIC Corp.	2,100	$532,063
AMOREPACIFIC Group	4,795	520,451
Coway Co., Ltd.	4,334	383,698
Hana Financial Group, Inc.	21,300	971,858
Hankook Tire Co., Ltd.	7,305	408,225
Hyundai Heavy Industries Co., Ltd.(13)	3,633	566,076
Hyundai Mobis Co., Ltd.	5,080	1,116,417
Hyundai Motor Co.	14,088	1,823,771
Hyundai Steel Co.	6,831	382,445
Industrial Bank of Korea	32,753	452,453
Kangwon Land, Inc.	16,200	535,771
KB Financial Group, Inc.	32,031	1,703,094
Kia Motors Corp.	16,500	539,167
Korea Electric Power Corp.	21,500	857,163
Korea Zinc Co., Ltd.	1,431	630,867
KT&G Corp.	12,410	1,264,066
LG Chem, Ltd.	3,300	967,480
LG Corp.	8,624	580,978
LG Display Co., Ltd.	19,684	555,435
LG Electronics, Inc.	8,600	515,524
LG Household & Health Care, Ltd.	727	643,790
Lotte Chemical Corp.	1,700	559,700
Lotte Shopping Co., Ltd.	1,837	431,507
Naver Corp.	4,625	3,320,872
POSCO	4,200	1,255,022
S-Oil Corp.	6,100	635,427
Samsung Biologics Co., Ltd.(3)(13)	3,300	802,180
Samsung C&T Corp.	7,800	968,639
Samsung Electronics Co., Ltd.	2,869	6,169,724
Samsung Fire & Marine Insurance Co., Ltd.	2,300	600,056
Samsung Life Insurance Co., Ltd.	9,200	1,031,737
Samsung SDI Co., Ltd.	4,297	645,697
Samsung SDS Co., Ltd.	4,524	722,795

6

Security	Shares	Value
Shinhan Financial Group Co., Ltd.	25,344	$1,204,523
SK Holdings Co., Ltd.	2,500	606,360
SK Hynix, Inc.	42,841	2,518,723
SK Innovation Co., Ltd.	3,677	580,326
SK Telecom Co., Ltd.	4,000	989,007
Woori Bank	45,755	781,452

Total South Korea		$39,774,539

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	682,000	$1,132,515
Bank for Investment and Development of Vietnam JSC	379,300	370,364
Bao Viet Holdings	127,400	331,148
Binh Minh Plastics JSC	205,740	718,866
Coteccons Construction JSC(13)	107,400	984,579
Danang Rubber JSC	54,400	64,262
Domesco Medical Import Export JSC	195,910	1,051,692
HA TIEN 1 Cement JSC(13)	175,100	145,175
Hoa Phat Group JSC	702,000	997,253
Hoa Sen Group	114,800	141,371
KIDO Group Corp.	300,700	588,566
Kinh Bac City Development Share Holding Corp.(13)	414,700	267,182
Masan Group Corp.	769,400	1,449,364
PetroVietnam Drilling & Well Services JSC(13)	211,700	123,951
PetroVietnam Fertilizer & Chemical JSC	311,200	316,246
PetroVietnam Gas JSC	132,800	365,847
PetroVietnam Nhon Trach 2 Power JSC	712,300	897,403
PetroVietnam Technical Services Corp.	509,300	365,376
Pha Lai Thermal Power JSC	176,900	177,057
Saigon - Hanoi Commercial Joint Stock Bank(13)	708,700	258,876
Saigon Securities, Inc.	538,100	622,357
Saigon Thuong Tin Commercial JSB(13)	1,198,900	691,394
Tan Tao Investment & Industry JSC(13)	863,300	159,437
Viet Capital Securities JSC(13)	279,100	749,130
Vietnam Construction and Import-Export JSC	248,800	218,864
Vietnam Dairy Products JSC	367,000	2,463,660
Vietnam Joint Stock Commercial Bank for Industry and Trade	119,000	106,795
Vietnam Prosperity JSC Bank(13)	1,144,060	1,963,274
Vingroup JSC(13)	1,696,400	3,320,518

Total Vietnam		$21,042,522

Total Common Stocks (identified cost $175,795,253)		$193,967,533

Currency Options Purchased — 0.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	Deutsche Bank AG	EUR	16,322	SEK	9.53	1/16/18	$290,371
Call SEK/Put EUR	The Toronto-Dominion Bank	EUR	47,706	SEK	9.53	1/16/18	851,634
Call SEK/Put EUR	UBS AG	EUR	25,712	SEK	9.52	1/16/18	442,475

7

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	109,700	CNH	6.90	11/2/17	$213,257
Put CNH/Call USD	BNP Paribas	USD	40,800	CNH	7.12	3/8/18	132,192
Put CNH/Call USD	BNP Paribas	USD	94,000	CNH	7.06	3/27/18	464,736
Put CNH/Call USD	Deutsche Bank AG	USD	23,400	CNH	7.15	3/12/18	69,638
Put CNH/Call USD	Goldman Sachs International	USD	47,000	CNH	7.06	3/27/18	232,368
Put CNH/Call USD	HSBC Bank USA, N.A.	USD	131,264	CNH	6.89	8/3/17	3,807
Put CNH/Call USD	Standard Chartered Bank	USD	46,110	CNH	7.12	3/8/18	150,319
Put CNH/Call USD	Standard Chartered Bank	USD	79,300	CNH	7.06	3/27/18	392,059
Put EUR/Call USD	BNP Paribas	USD	103,555	USD	0.88	2/28/22	675,696
Put EUR/Call USD	Goldman Sachs International	USD	103,630	USD	0.87	2/24/22	607,272

Total Currency Options Purchased (identified cost $19,533,879)							$4,525,824

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
FTSE 100 Index	Goldman Sachs International	1,661	GBP 6,275.00	2/15/22	$2,293,229

Total Call Options Purchased (identified cost $2,329,783)					$2,293,229

Put Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
E-mini S&P 500 Index Futures 9/2017	Exchange-Traded	1,716	USD 2,425.00	9/15/17	$1,458,600

Total Put Options Purchased (identified cost $1,595,666)					$1,458,600

Interest Rate Swaptions Purchased — 0.0%(5)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)		Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.20%	Deutsche Bank AG	10/18/17	USD	225,925	$46,274
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.30%	Goldman Sachs International	11/15/17	USD	285,120	89,702

Total Interest Rate Swaptions Purchased (identified cost $2,444,926)					$135,976

8

Short-Term Investments — 21.2%

Foreign Government Securities — 5.6%

Security	Principal Amount (000’s omitted)		Value
Egypt — 2.6%
Egypt Treasury Bill, 0.00%, 8/8/17	EGP	69,425	$3,865,033
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	128,900	6,991,136
Egypt Treasury Bill, 0.00%, 10/10/17	EGP	182,300	9,849,329
Egypt Treasury Bill, 0.00%, 10/17/17	EGP	113,475	6,066,653
Egypt Treasury Bill, 0.00%, 10/24/17	EGP	64,750	3,471,485
Egypt Treasury Bill, 0.00%, 11/14/17	EGP	174,025	9,223,208
Egypt Treasury Bill, 0.00%, 11/21/17	EGP	64,750	3,418,576
Egypt Treasury Bill, 0.00%, 11/28/17	EGP	64,750	3,405,499
Egypt Treasury Bill, 0.00%, 12/5/17	EGP	64,750	3,383,456
Egypt Treasury Bill, 0.00%, 12/12/17	EGP	64,775	3,371,814
Egypt Treasury Bill, 0.00%, 12/19/17	EGP	47,600	2,468,305
Egypt Treasury Bill, 0.00%, 1/2/18	EGP	48,250	2,482,951
Egypt Treasury Bill, 0.00%, 1/9/18	EGP	29,575	1,516,129
Egypt Treasury Bill, 0.00%, 1/16/18	EGP	180,775	9,231,937

Total Egypt			$68,745,511

El Salvador — 0.2%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	5,935	$5,926,887

Total El Salvador			$5,926,887

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	420	$169,149
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	7,625	2,970,725

Total Georgia			$3,139,874

Kazakhstan — 2.7%
National Bank of Kazakhstan Note, 0.00%, 8/18/17	KZT	4,568,650	$13,800,863
National Bank of Kazakhstan Note, 0.00%, 8/25/17	KZT	11,511,255	34,710,722
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	1,270,400	3,797,454
National Bank of Kazakhstan Note, 0.00%, 11/24/17	KZT	4,672,660	13,780,649
National Bank of Kazakhstan Note, 0.00%, 1/5/18	KZT	1,413,434	4,127,585

Total Kazakhstan			$70,217,273

Total Foreign Government Securities (identified cost $151,436,668)			$148,029,545

U.S. Treasury Obligations — 2.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/17/17(15)		$20,500	$20,491,185
U.S. Treasury Bill, 0.00%, 9/28/17(15)		39,000	38,939,043

Total U.S. Treasury Obligations (identified cost $59,433,371)			$59,430,228

9

Repurchase Agreements — 0.2%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 7/17/17 with a maturity date of 9/19/17, an interest rate of 0.67% payable by the Portfolio and repurchase proceeds of EUR 4,705,384, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,199,749.	EUR	4,711	$5,576,670

Total Repurchase Agreements (identified cost $5,409,202)			$5,576,670

Other — 13.2%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(16)		351,577,849	$351,648,164

Total Other (identified cost $351,649,956)			$351,648,164

Total Short-Term Investments (identified cost $567,929,197)			$564,684,607

Total Investments — 103.6% (identified cost $2,651,312,750)			$2,755,931,577

Currency Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	40,800	CNH	7.12	3/8/18	$(132,192)
Put CNH/Call USD	BNP Paribas	USD	94,000	CNH	7.06	3/27/18	(464,736)
Put CNH/Call USD	Deutsche Bank AG	USD	11,600	CNH	7.15	3/12/18	(34,521)
Put CNH/Call USD	Deutsche Bank AG	USD	11,800	CNH	7.15	3/12/18	(35,117)
Put CNH/Call USD	Goldman Sachs International	USD	17,600	CNH	7.06	3/27/18	(87,014)
Put CNH/Call USD	Goldman Sachs International	USD	29,400	CNH	7.06	3/27/18	(145,354)
Put CNH/Call USD	HSBC Bank USA, N.A.	USD	14,611	CNH	6.89	8/3/17	(424)
Put CNH/Call USD	HSBC Bank USA, N.A.	USD	116,653	CNH	6.89	8/3/17	(3,383)
Put CNH/Call USD	Standard Chartered Bank	USD	46,110	CNH	7.12	3/8/18	(150,319)
Put CNH/Call USD	Standard Chartered Bank	USD	79,300	CNH	7.06	3/27/18	(392,059)

Total Currency Options Written (premiums received $8,144,815)							$(1,445,119)

10

Put Options Written — (0.0)%(5)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
E-mini S&P 500 Index Futures 9/2017	Exchange-Traded	1,716	USD 2,350.00	9/15/17	$(729,300)

Total Put Options Written (premiums received $823,466)					$(729,300)

Securities Sold Short — (0.2)%

Foreign Government Bonds — (0.2)%

Security	Principal Amount (000’s omitted)	Value
Spain — (0.2)%
Spain Government Bond, 4.60%, 7/30/19	EUR (4,000)	$(5,198,555)

Total Spain		$(5,198,555)

Total Foreign Government Bonds (proceeds $5,128,817)		$(5,198,555)

Total Securities Sold Short (proceeds $5,128,817)		$(5,198,555)

Other Assets, Less Liabilities — (3.3)%		$(87,413,592)

Net Assets — 100.0%		$2,661,145,011

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $1,056,287,903 or 39.7% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $76,325,355 or 2.9% of the Portfolio’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(7)	Principal amount is less than $500.

(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

11

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at July 31, 2017.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2017.

(12)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(13)	Non-income producing security.

(14)	Securities are traded on separate exchanges for the same entity.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $1,716,018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	12,665,534	HUF	3,906,798,000	JPMorgan Chase Bank, N.A.	8/1/17	$—	$(217,163)
EUR	22,853,831	HUF	7,057,320,000	Nomura International PLC	8/1/17	—	(422,416)
EUR	25,050,975	PLN	106,642,000	HSBC Bank USA, N.A.	8/1/17	—	(2,436)
EUR	10,591,050	PLN	45,070,000	JPMorgan Chase Bank, N.A.	8/1/17	3,447	—
HUF	6,690,478,000	EUR	21,918,028	HSBC Bank USA, N.A.	8/1/17	101,966	—
HUF	4,273,640,000	EUR	13,989,597	JPMorgan Chase Bank, N.A.	8/1/17	77,990	—
KES	517,582,000	USD	4,722,464	Citibank, N.A.	8/1/17	255,244	—
KES	217,059,000	USD	2,088,512	Citibank, N.A.	8/1/17	—	(1,004)
KES	300,523,000	USD	2,891,590	Citibank, N.A.	8/1/17	—	(1,390)
PLN	56,202,000	EUR	13,405,207	JPMorgan Chase Bank, N.A.	8/1/17	—	(238,970)
PLN	95,510,000	EUR	22,802,504	Nomura International PLC	8/1/17	—	(431,701)
USD	4,980,102	KES	517,582,000	Citibank, N.A.	8/1/17	2,395	—
USD	2,081,701	KES	217,059,000	Citibank, N.A.	8/1/17	—	(5,806)
USD	2,881,333	KES	300,523,000	Citibank, N.A.	8/1/17	—	(8,867)
EUR	55,120,122	USD	65,196,080	Standard Chartered Bank	8/3/17	58,527	—
THB	128,494,000	USD	3,769,258	JPMorgan Chase Bank, N.A.	8/3/17	92,187	—
THB	85,890,000	USD	2,438,671	Standard Chartered Bank	8/3/17	142,457	—
THB	42,604,000	USD	1,233,826	Standard Chartered Bank	8/3/17	46,491	—
USD	61,877,849	EUR	55,120,122	Standard Chartered Bank	8/3/17	—	(3,376,758)
USD	3,589,218	THB	128,494,000	JPMorgan Chase Bank, N.A.	8/3/17	—	(272,227)
USD	3,767,048	THB	128,494,000	Standard Chartered Bank	8/3/17	—	(94,397)
COP	74,624,582,139	USD	25,038,722	BNP Paribas	8/4/17	—	(54,018)
COP	49,859,016,861	USD	16,696,197	Standard Chartered Bank	8/4/17	—	(3,134)
SEK	141,071,000	EUR	14,653,606	Citibank, N.A.	8/4/17	125,899	—
CZK	58,317,000	EUR	2,212,539	Goldman Sachs International	8/7/17	27,848	—
EUR	2,238,656	CZK	58,317,000	Citibank, N.A.	8/7/17	3,078	—
RUB	547,383,271	USD	9,123,815	Deutsche Bank AG	8/7/17	22,644	—
RUB	777,569,729	USD	12,903,580	Goldman Sachs International	8/7/17	89,162	—
USD	22,399	EUR	19,700	Standard Chartered Bank	8/7/17	—	(928)

12

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	129,564	EUR	111,800	Standard Chartered Bank	8/7/17	$—	$(2,819)
USD	313,515	EUR	279,600	Standard Chartered Bank	8/7/17	—	(17,561)
USD	575,949	EUR	511,900	Standard Chartered Bank	8/7/17	—	(30,196)
USD	550,599	EUR	492,600	Standard Chartered Bank	8/7/17	—	(32,693)
USD	5,785,391	EUR	5,124,214	Standard Chartered Bank	8/7/17	—	(282,229)
USD	22,543,950	RUB	1,324,953,000	Goldman Sachs International	8/7/17	404,749	—
USD	5,651,753	ZAR	76,540,000	Goldman Sachs International	8/7/17	—	(151,353)
ZAR	76,540,000	USD	5,899,182	Goldman Sachs International	8/7/17	—	(96,076)
COP	69,102,900,000	USD	23,292,458	Standard Chartered Bank	8/8/17	—	(166,906)
COP	30,766,166,000	USD	10,041,505	UBS AG	8/8/17	254,512	—
TRY	95,988,000	USD	26,273,608	BNP Paribas	8/8/17	944,367	—
TRY	15,020,000	USD	4,164,818	BNP Paribas	8/8/17	94,193	—
TRY	84,812,000	USD	23,199,934	Citibank, N.A.	8/8/17	849,019	—
USD	21,927,711	CLP	14,742,000,000	Standard Chartered Bank	8/8/17	—	(756,178)
USD	67,607	TRY	240,100	BNP Paribas	8/8/17	—	(474)
USD	31,105,404	TRY	110,767,900	BNP Paribas	8/8/17	—	(303,500)
USD	6,301,428	TRY	22,423,000	Citibank, N.A.	8/8/17	—	(56,749)
USD	17,565,460	TRY	62,389,000	Citibank, N.A.	8/8/17	—	(125,317)
USD	25,385,439	ZAR	348,702,000	BNP Paribas	8/8/17	—	(1,048,131)
USD	20,995,831	ZAR	289,100,000	Citibank, N.A.	8/8/17	—	(919,572)
ZAR	348,702,000	USD	26,618,676	BNP Paribas	8/8/17	—	(185,107)
ZAR	138,795,000	USD	10,613,186	Citibank, N.A.	8/8/17	—	(91,746)
ZAR	150,305,000	USD	11,608,760	Citibank, N.A.	8/8/17	—	(214,797)
COP	56,287,750,000	USD	18,790,769	The Bank of Nova Scotia	8/9/17	44,014	—
SEK	218,300,000	EUR	22,599,163	UBS AG	8/9/17	286,045	—
AUD	67,250,000	USD	49,562,241	Goldman Sachs International	8/11/17	4,231,756	—
TRY	89,388,655	USD	24,174,450	Goldman Sachs International	8/11/17	1,146,143	—
USD	14,802,126	AUD	19,537,665	Goldman Sachs International	8/11/17	—	(826,262)
USD	49,132,809	AUD	66,478,786	Goldman Sachs International	8/11/17	—	(4,044,286)
USD	95,576,116	EUR	84,470,000	Standard Chartered Bank	8/11/17	—	(4,466,137)
USD	25,120,604	TRY	89,388,655	Goldman Sachs International	8/11/17	—	(199,989)
COP	23,256,704,000	USD	7,577,695	Standard Chartered Bank	8/14/17	200,016	—
KZT	1,933,723,000	USD	5,755,128	Goldman Sachs International	8/14/17	100,813	—
OMR	4,485,500	USD	11,614,448	BNP Paribas	8/14/17	31,036	—
OMR	3,961,500	USD	10,282,933	BNP Paribas	8/14/17	2,116	—
USD	5,895,497	KZT	1,933,723,000	Goldman Sachs International	8/14/17	39,556	—
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	—	(399,092)
KZT	1,061,657,000	USD	3,183,379	Goldman Sachs International	8/15/17	31,070	—
ARS	69,673,700	USD	4,267,914	Citibank, N.A.	8/16/17	—	(351,909)
ARS	151,421,000	USD	9,255,562	Standard Chartered Bank	8/16/17	—	(744,956)
KZT	1,029,550,000	USD	3,122,214	Goldman Sachs International	8/16/17	—	(5,551)
JPY	3,515,164,000	USD	31,799,065	Goldman Sachs International	8/17/17	106,052	—
RSD	541,460,000	USD	4,948,455	Deutsche Bank AG	8/17/17	382,670	—
RSD	146,487,723	USD	1,338,032	Deutsche Bank AG	8/17/17	104,262	—
USD	48,271,049	JPY	5,280,370,000	Goldman Sachs International	8/17/17	344,174	—
USD	54,268,873	EUR	48,242,000	Goldman Sachs International	8/18/17	—	(2,887,278)
EGP	68,581,000	USD	3,892,225	Citibank, N.A.	8/21/17	—	(85,454)
KZT	1,050,117,000	USD	3,183,379	Goldman Sachs International	8/21/17	—	(7,382)
USD	989,866	AUD	1,245,146	Deutsche Bank AG	8/21/17	—	(6,020)
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	—	(277,119)

13

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ARS	194,459,000	USD	11,182,231	Citibank, N.A.	8/22/17	$—	$(291,565)
CNH	141,135,000	USD	20,551,147	BNP Paribas	8/22/17	411,249	—
CNH	134,996,435	USD	19,650,136	JPMorgan Chase Bank, N.A.	8/22/17	400,516	—
EUR	17,755,357	HUF	5,510,730,000	HSBC Bank USA, N.A.	8/22/17	—	(433,572)
PLN	75,023,000	EUR	17,705,796	HSBC Bank USA, N.A.	8/22/17	—	(117,954)
RUB	198,197,195	USD	3,307,145	Deutsche Bank AG	8/22/17	—	(4,733)
RUB	539,865,182	USD	8,970,766	Goldman Sachs International	8/22/17	24,606	—
RUB	2,367,176,200	USD	39,573,967	Goldman Sachs International	8/22/17	—	(131,471)
RUB	229,679,000	USD	3,833,702	Standard Chartered Bank	8/22/17	—	(6,732)
RUB	721,326,952	USD	12,069,085	Standard Chartered Bank	8/22/17	—	(50,150)
RUB	514,791,200	USD	8,637,871	Standard Chartered Bank	8/22/17	—	(60,288)
USD	20,946,126	CNH	141,135,000	BNP Paribas	8/22/17	—	(16,270)
USD	20,033,603	CNH	134,996,435	JPMorgan Chase Bank, N.A.	8/22/17	—	(17,049)
USD	1,854,622	RUB	110,937,000	Goldman Sachs International	8/22/17	6,161	—
USD	12,863,661	RUB	777,569,729	Goldman Sachs International	8/22/17	—	(92,405)
USD	19,787,714	RUB	1,196,662,000	HSBC Bank USA, N.A.	8/22/17	—	(151,375)
USD	41,105,697	RUB	2,485,867,000	HSBC Bank USA, N.A.	8/22/17	—	(314,456)
CZK	899,672,000	EUR	33,988,364	HSBC Bank USA, N.A.	8/24/17	613,972	—
USD	141,018,706	EUR	126,050,240	JPMorgan Chase Bank, N.A.	8/24/17	—	(8,369,295)
ARS	161,080,000	USD	9,105,709	BNP Paribas	8/25/17	—	(100,452)
EUR	15,112,445	HUF	4,669,292,000	BNP Paribas	8/25/17	—	(286,182)
PLN	63,538,000	EUR	15,046,415	BNP Paribas	8/25/17	—	(163,317)
EUR	11,354,875	HUF	3,501,889,000	JPMorgan Chase Bank, N.A.	8/28/17	—	(189,669)
INR	1,839,200,000	USD	28,426,584	Bank of America, N.A.	8/28/17	177,099	—
INR	996,460,000	USD	15,420,303	Bank of America, N.A.	8/28/17	76,884	—
INR	689,100,000	USD	10,628,846	Barclays Bank PLC	8/28/17	88,203	—
INR	460,600,000	USD	7,103,311	Barclays Bank PLC	8/28/17	60,052	—
INR	405,795,000	USD	6,233,410	BNP Paribas	8/28/17	77,612	—
INR	2,500,000,000	USD	38,355,324	Citibank, N.A.	8/28/17	525,281	—
INR	2,485,100,000	USD	38,408,099	Citibank, N.A.	8/28/17	240,777	—
INR	1,177,477,000	USD	18,221,557	Citibank, N.A.	8/28/17	90,850	—
INR	700,000,000	USD	10,804,136	Citibank, N.A.	8/28/17	82,433	—
INR	324,430,000	USD	4,984,712	Citibank, N.A.	8/28/17	60,901	—
INR	270,500,000	USD	4,159,619	Citibank, N.A.	8/28/17	47,263	—
INR	970,575,000	USD	15,000,000	Credit Agricole Corporate and Investment Bank	8/28/17	94,617	—
INR	229,705,000	USD	3,538,278	Deutsche Bank AG	8/28/17	34,150	—
INR	409,600,000	USD	6,324,404	JPMorgan Chase Bank, N.A.	8/28/17	45,795	—
INR	350,806,824	USD	5,421,215	JPMorgan Chase Bank, N.A.	8/28/17	34,618	—
INR	1,360,300,000	USD	21,018,232	Standard Chartered Bank	8/28/17	137,482	—
INR	333,300,000	USD	5,140,377	Standard Chartered Bank	8/28/17	43,185	—
INR	244,970,000	USD	3,776,904	Standard Chartered Bank	8/28/17	32,929	—
INR	809,880,000	USD	12,492,365	UBS AG	8/28/17	103,085	—
INR	500,000,000	USD	7,695,267	UBS AG	8/28/17	80,853	—
PLN	47,570,000	EUR	11,301,999	JPMorgan Chase Bank, N.A.	8/28/17	—	(168,202)
USD	1,622,496	INR	105,656,940	BNP Paribas	8/28/17	—	(20,706)
USD	5,818,362	INR	381,678,760	BNP Paribas	8/28/17	—	(117,598)
USD	3,733,651	INR	242,930,000	Deutsche Bank AG	8/28/17	—	(44,455)
USD	5,373,408	INR	349,379,000	Goldman Sachs International	8/28/17	—	(60,219)
USD	6,718,253	INR	435,410,000	JPMorgan Chase Bank, N.A.	8/28/17	—	(53,348)

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,959,645	INR	455,300,000	JPMorgan Chase Bank, N.A.	8/28/17	$—	$(121,290)
USD	4,458,661	INR	289,055,000	Morgan Stanley & Co. International PLC	8/28/17	—	(36,792)
USD	6,158,755	INR	399,580,000	UBS AG	8/28/17	—	(55,610)
USD	10,840,104	INR	707,100,000	UBS AG	8/28/17	—	(156,886)
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	—	(1,016,499)
USD	61,593,997	NZD	87,348,167	JPMorgan Chase Bank, N.A.	8/29/17	—	(3,972,442)
USD	68,545,440	NZD	97,200,000	UBS AG	8/29/17	—	(4,416,113)
EUR	11,323,038	HUF	3,486,137,000	Goldman Sachs International	8/30/17	—	(165,804)
PLN	47,399,000	EUR	11,270,181	Goldman Sachs International	8/30/17	—	(179,451)
KRW	13,849,000,000	USD	12,385,637	Goldman Sachs International	8/31/17	—	(17,503)
USD	19,153,837	EUR	17,122,585	JPMorgan Chase Bank, N.A.	9/1/17	—	(1,147,310)
COP	32,880,231,000	USD	10,701,807	Standard Chartered Bank	9/5/17	267,283	—
TRY	83,296,000	USD	23,236,533	Deutsche Bank AG	9/5/17	165,503	—
USD	23,255,996	TRY	83,296,000	Deutsche Bank AG	9/5/17	—	(146,041)
USD	45,964,857	ZAR	608,970,000	Deutsche Bank AG	9/5/17	13,007	—
ZAR	608,970,000	USD	46,769,375	Deutsche Bank AG	9/5/17	—	(817,525)
USD	147	SGD	204	Goldman Sachs International	9/6/17	—	(3)
USD	12,791,702	SGD	17,714,268	Goldman Sachs International	9/6/17	—	(286,199)
THB	382,315,000	USD	11,138,092	BNP Paribas	9/7/17	353,454	—
THB	377,025,000	USD	10,961,622	Goldman Sachs International	9/7/17	370,918	—
THB	487,985,000	USD	14,189,735	Standard Chartered Bank	9/7/17	478,017	—
THB	388,280,000	USD	11,313,520	Standard Chartered Bank	9/7/17	357,321	—
USD	20,738,261	NZD	29,335,000	Morgan Stanley & Co. International PLC	9/7/17	—	(1,278,046)
USD	12,949,974	NZD	18,320,916	Standard Chartered Bank	9/7/17	—	(800,116)
USD	10,882,864	THB	382,315,000	BNP Paribas	9/7/17	—	(608,682)
USD	10,732,280	THB	377,025,000	Goldman Sachs International	9/7/17	—	(600,260)
USD	24,950,598	THB	876,265,000	Standard Chartered Bank	9/7/17	—	(1,387,995)
EUR	7,600,000	USD	8,701,240	Standard Chartered Bank	9/8/17	312,986	—
USD	1,344,381	EUR	1,169,328	JPMorgan Chase Bank, N.A.	9/8/17	—	(42,538)
USD	807,885	EUR	701,630	Standard Chartered Bank	9/8/17	—	(24,306)
USD	945,582	EUR	818,565	Standard Chartered Bank	9/8/17	—	(25,304)
USD	1,557,518	EUR	1,361,467	Standard Chartered Bank	9/8/17	—	(57,294)
USD	4,247,431	EUR	3,701,949	Standard Chartered Bank	9/8/17	—	(143,385)
USD	4,854,972	EUR	4,245,898	Standard Chartered Bank	9/8/17	—	(181,013)
USD	97,107,648	EUR	86,773,761	Standard Chartered Bank	9/8/17	—	(5,813,178)
AUD	31,761,000	NZD	33,362,072	Goldman Sachs International	9/11/17	359,515	—
AUD	43,964,750	USD	33,762,070	Deutsche Bank AG	9/11/17	1,392,583	—
UGX	14,843,425,000	USD	3,937,248	Citibank, N.A.	9/11/17	120,862	—
USD	13,970,419	NZD	19,328,435	Deutsche Bank AG	9/11/17	—	(534,797)
USD	20,271,846	NZD	28,123,000	Standard Chartered Bank	9/11/17	—	(833,339)
USD	36,184,316	NZD	50,479,000	Standard Chartered Bank	9/11/17	—	(1,698,150)
SEK	237,071,000	EUR	24,264,268	UBS AG	9/12/17	644,046	—
USD	5,592,838	THB	187,581,000	Goldman Sachs International	9/12/17	—	(45,543)
AUD	87,662,775	USD	66,016,206	Citibank, N.A.	9/13/17	4,078,071	—
UYU	140,265,000	USD	4,864,907	HSBC Bank USA, N.A.	9/13/17	55,905	—
ARS	379,820,300	USD	21,617,547	BNP Paribas	9/14/17	—	(637,424)
USD	1,369,320	EUR	1,197,540	JPMorgan Chase Bank, N.A.	9/14/17	—	(51,545)
USD	1,908,451	EUR	1,668,059	JPMorgan Chase Bank, N.A.	9/14/17	—	(70,678)
USD	3,366,750	EUR	2,914,910	JPMorgan Chase Bank, N.A.	9/14/17	—	(91,751)
USD	3,059,769	EUR	2,665,849	JPMorgan Chase Bank, N.A.	9/14/17	—	(103,226)

15

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,522,249	EUR	3,061,715	JPMorgan Chase Bank, N.A.	9/14/17	$—	$(110,434)
USD	76,213,079	EUR	68,083,865	JPMorgan Chase Bank, N.A.	9/14/17	—	(4,567,505)
ARS	145,273,000	USD	8,334,653	BNP Paribas	9/18/17	—	(329,867)
CNH	176,106,264	USD	25,593,121	Deutsche Bank AG	9/22/17	523,116	—
CNH	60,788,000	USD	8,831,614	Deutsche Bank AG	9/22/17	183,135	—
CNH	29,172,200	USD	4,216,550	Deutsche Bank AG	9/22/17	109,634	—
CNH	14,705,957	USD	2,095,463	Deutsche Bank AG	9/22/17	85,404	—
CNH	16,669,000	USD	2,410,034	Deutsche Bank AG	9/22/17	61,948	—
CNH	51,404,000	USD	7,324,594	Standard Chartered Bank	9/22/17	298,525	—
CNH	60,000,000	USD	8,717,129	Standard Chartered Bank	9/22/17	180,761	—
CNH	27,401,000	USD	3,960,827	Standard Chartered Bank	9/22/17	102,691	—
CZK	1,150,387,000	EUR	42,867,305	JPMorgan Chase Bank, N.A.	9/22/17	1,524,799	—
USD	43,442,399	CNH	297,441,421	Deutsche Bank AG	9/22/17	—	(667,620)
USD	20,270,902	CNH	138,805,000	Standard Chartered Bank	9/22/17	—	(313,626)
COP	71,668,140,000	USD	23,637,249	BNP Paribas	9/25/17	214,308	—
CZK	899,672,000	EUR	33,492,368	JPMorgan Chase Bank, N.A.	9/25/17	1,234,573	—
SGD	305,458	USD	220,259	Goldman Sachs International	9/25/17	5,316	—
SGD	35,929,000	USD	25,874,262	Standard Chartered Bank	9/25/17	658,736	—
SGD	35,623,542	USD	25,687,955	Standard Chartered Bank	9/25/17	619,467	—
UGX	8,113,360,000	USD	2,160,682	Barclays Bank PLC	9/25/17	47,088	—
USD	31,546,251	NZD	43,333,000	Deutsche Bank AG	9/25/17	—	(965,340)
USD	12,305,838	NZD	17,005,000	Standard Chartered Bank	9/25/17	—	(452,558)
USD	12,250,352	NZD	17,008,000	Standard Chartered Bank	9/25/17	—	(510,295)
ARS	201,832,320	USD	11,077,515	Citibank, N.A.	9/26/17	—	(10,431)
CZK	1,366,694,000	EUR	50,866,355	JPMorgan Chase Bank, N.A.	9/27/17	1,893,294	—
USD	10,121,209	JPY	1,121,521,000	Standard Chartered Bank	9/27/17	—	(77,739)
USD	126,393,887	EUR	110,003,383	Standard Chartered Bank	9/28/17	—	(4,227,476)
CZK	577,961,000	EUR	21,509,527	Société Générale	9/29/17	803,774	—
UGX	6,291,485,000	USD	1,665,736	JPMorgan Chase Bank, N.A.	9/29/17	43,988	—
UGX	6,288,150,000	USD	1,665,735	JPMorgan Chase Bank, N.A.	9/29/17	43,083	—
COP	37,007,916,000	USD	12,256,306	Citibank, N.A.	10/2/17	49,783	—
COP	40,872,084,000	USD	13,536,044	Standard Chartered Bank	10/2/17	54,981	—
CZK	31,700,000	EUR	1,220,663	JPMorgan Chase Bank, N.A.	10/4/17	—	(4,372)
CZK	577,961,000	EUR	22,230,979	Société Générale	10/4/17	—	(50,729)
CNH	89,467,535	USD	12,830,014	BNP Paribas	10/10/17	425,221	—
CNH	117,185,000	USD	16,794,697	JPMorgan Chase Bank, N.A.	10/10/17	567,072	—
CNH	2,800,000	USD	401,319	Standard Chartered Bank	10/10/17	13,521	—
UGX	12,716,915,000	USD	3,364,263	Citibank, N.A.	10/10/17	78,440	—
UGX	12,757,190,000	USD	3,378,493	Citibank, N.A.	10/10/17	75,114	—
USD	12,834,615	CNH	89,467,535	BNP Paribas	10/10/17	—	(420,620)
USD	16,797,105	CNH	117,185,000	JPMorgan Chase Bank, N.A.	10/10/17	—	(564,665)
USD	401,520	CNH	2,800,000	Standard Chartered Bank	10/10/17	—	(13,319)
CZK	58,317,000	EUR	2,241,819	Citibank, N.A.	10/11/17	—	(3,533)
RSD	589,490,000	EUR	4,847,780	Deutsche Bank AG	10/18/17	19,991	—
SEK	224,372,000	EUR	23,522,530	Goldman Sachs International	10/18/17	—	(50,868)
USD	44,841,414	EUR	38,329,271	Deutsche Bank AG	10/19/17	—	(722,604)
ARS	203,848,000	USD	11,331,184	Citibank, N.A.	10/20/17	—	(302,728)
USD	293,272	EUR	248,982	Goldman Sachs International	10/20/17	—	(2,721)
USD	153,021,353	EUR	130,620,020	Goldman Sachs International	10/20/17	—	(2,261,618)
KRW	32,184,900,000	USD	28,620,248	Bank of America, N.A.	10/23/17	136,065	—
KRW	18,214,100,000	USD	16,181,968	BNP Paribas	10/23/17	91,823	—

16

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KRW	15,203,000,000	USD	13,522,192	Credit Agricole Corporate and Investment Bank	10/23/17	$61,266	$—
USD	65,486,839	EUR	55,120,122	Standard Chartered Bank	10/26/17	—	(61,256)
SEK	68,850,000	EUR	7,172,809	JPMorgan Chase Bank, N.A.	10/31/17	38,480	—
EUR	21,896,866	HUF	6,690,478,000	HSBC Bank USA, N.A.	11/2/17	—	(107,780)
EUR	13,976,786	HUF	4,273,640,000	JPMorgan Chase Bank, N.A.	11/2/17	—	(80,927)
PLN	106,642,000	EUR	24,925,236	HSBC Bank USA, N.A.	11/2/17	4,571	—
PLN	45,070,000	EUR	10,538,056	JPMorgan Chase Bank, N.A.	11/2/17	—	(2,741)
KZT	565,650,000	USD	1,729,817	Deutsche Bank AG	11/3/17	—	(46,483)
KZT	1,131,300,000	USD	3,459,633	Deutsche Bank AG	11/3/17	—	(92,966)
KZT	567,380,000	USD	1,729,817	Deutsche Bank AG	11/6/17	—	(42,233)
USD	7,728,974	THB	271,828,000	Deutsche Bank AG	11/10/17	—	(442,821)
USD	4,566,818	THB	161,026,000	Standard Chartered Bank	11/10/17	—	(274,006)
KZT	1,107,185,000	USD	3,385,887	Goldman Sachs International	11/13/17	—	(96,819)
KZT	1,061,553,000	USD	3,122,215	Goldman Sachs International	11/15/17	30,179	—
THB	193,030,000	USD	5,413,068	Deutsche Bank AG	11/16/17	389,980	—
USD	5,575,679	THB	193,030,000	Deutsche Bank AG	11/16/17	—	(227,369)
USD	5,413,068	THB	193,030,000	Deutsche Bank AG	11/16/17	—	(389,980)
USD	1,024,312	THB	36,486,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(72,564)
KZT	1,099,996,000	USD	3,393,311	Goldman Sachs International	11/17/17	—	(127,913)
KZT	736,348,000	USD	2,262,206	Goldman Sachs International	11/20/17	—	(77,477)
UGX	9,765,350,000	USD	2,608,963	Citibank, N.A.	12/8/17	—	(18,479)
KZT	323,000,000	USD	992,624	Citibank, N.A.	12/13/17	—	(38,173)
UGX	4,792,240,000	USD	1,281,348	JPMorgan Chase Bank, N.A.	12/13/17	—	(12,247)
KZT	1,240,966,635	USD	3,732,230	Standard Chartered Bank	12/29/17	—	(75,535)
KZT	1,237,234,405	USD	3,732,230	Standard Chartered Bank	12/29/17	—	(86,532)
KZT	1,658,750,000	USD	5,000,000	VTB Capital PLC	12/29/17	—	(112,243)
UGX	9,821,700,000	USD	2,626,123	Citibank, N.A.	1/8/18	—	(47,798)
KZT	1,708,548,000	USD	5,131,545	Citibank, N.A.	1/10/18	—	(107,642)
KZT	5,917,478,000	USD	17,740,902	Citibank, N.A.	1/10/18	—	(340,841)
UGX	3,727,284,000	USD	996,600	Standard Chartered Bank	1/11/18	—	(19,123)
USD	34,622,981	KRW	39,721,215,000	Standard Chartered Bank	1/16/18	—	(925,292)
KZT	725,800,000	USD	2,153,709	VTB Capital PLC	1/22/18	—	(24,009)
KZT	5,300,000,000	USD	15,764,426	VTB Capital PLC	1/22/18	—	(212,746)
RSD	774,839,000	EUR	6,224,106	Deutsche Bank AG	1/24/18	118,674	—
RSD	867,929,000	EUR	6,996,042	Deutsche Bank AG	1/24/18	104,050	—
RSD	867,931,000	EUR	7,005,093	Deutsche Bank AG	1/24/18	93,252	—
DOP	321,064,000	USD	6,579,180	Citibank, N.A.	1/30/18	—	(17,833)
USD	39,357,699	AED	148,012,500	BNP Paribas	2/5/18	—	(908,836)
USD	26,238,617	AED	98,833,000	BNP Paribas	2/8/18	—	(648,218)
USD	47,079,217	AED	177,281,500	BNP Paribas	2/8/18	—	(1,148,991)
KZT	1,933,723,000	USD	5,704,198	Goldman Sachs International	2/14/18	—	(52,528)
RSD	428,239,000	EUR	3,471,739	Deutsche Bank AG	3/15/18	5,548	—
RSD	496,632,000	EUR	4,040,944	Deutsche Bank AG	3/15/18	—	(11,235)
THB	362,007,447	USD	10,647,278	JPMorgan Chase Bank, N.A.	3/26/18	243,913	—
USD	4,830,796	THB	166,312,223	Deutsche Bank AG	3/26/18	—	(172,798)
USD	4,774,858	THB	165,795,000	Deutsche Bank AG	3/26/18	—	(213,175)
USD	6,544,730	THB	226,500,000	Deutsche Bank AG	3/26/18	—	(269,646)
USD	9,596,321	THB	330,986,710	Deutsche Bank AG	3/26/18	—	(361,594)
USD	3,177,283	THB	110,378,800	JPMorgan Chase Bank, N.A.	3/26/18	—	(143,523)

17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,375,543	THB	151,000,000	JPMorgan Chase Bank, N.A.	3/26/18	$—	$(167,374)
USD	6,445,933	THB	221,740,112	JPMorgan Chase Bank, N.A.	3/26/18	—	(225,238)
USD	7,687,428	THB	264,831,895	JPMorgan Chase Bank, N.A.	3/26/18	—	(280,183)
USD	2,249,031	THB	78,300,000	Citibank, N.A.	3/27/18	—	(106,690)
USD	5,400,747	THB	188,000,000	Deutsche Bank AG	3/27/18	—	(255,391)
KZT	1,436,705,000	USD	4,272,729	Deutsche Bank AG	4/3/18	—	(107,565)
RSD	763,777,000	EUR	6,151,554	Deutsche Bank AG	4/4/18	42,931	—
RSD	429,802,000	EUR	3,471,745	Deutsche Bank AG	4/4/18	12,079	—
UYU	335,826,000	USD	11,231,639	Citibank, N.A.	4/16/18	53,284	—
UYU	278,325,000	USD	9,327,245	Citibank, N.A.	4/27/18	4,709	—
USD	5,371,945	AED	19,895,000	Standard Chartered Bank	5/17/18	—	(37,071)
USD	8,745,037	AED	32,375,000	Standard Chartered Bank	5/17/18	—	(57,019)
USD	5,222,340	OMR	2,115,100	Standard Chartered Bank	5/21/18	—	(207,728)
KZT	4,608,285,300	USD	13,788,761	Goldman Sachs International	5/31/18	—	(555,686)
KZT	1,354,544,000	USD	4,055,521	Deutsche Bank AG	6/1/18	—	(166,461)
KZT	1,360,626,518	USD	4,055,519	Standard Chartered Bank	6/5/18	—	(151,507)
KZT	1,356,571,000	USD	4,055,519	Standard Chartered Bank	6/7/18	—	(164,395)
MAD	17,765,000	USD	1,750,246	BNP Paribas	6/7/18	26,211	—
MAD	23,324,000	USD	2,288,911	Credit Agricole Corporate and Investment Bank	6/7/18	43,434	—
USD	2,100,311	EUR	1,829,380	BNP Paribas	6/7/18	—	(103,034)
USD	180,288	EUR	157,085	Deutsche Bank AG	6/7/18	—	(8,908)
USD	1,401,786	EUR	1,224,000	Deutsche Bank AG	6/7/18	—	(72,426)
USD	2,808,458	EUR	2,441,000	Deutsche Bank AG	6/7/18	—	(131,535)
MAD	46,647,000	USD	4,577,723	Credit Agricole Corporate and Investment Bank	6/8/18	86,363	—
MAD	23,404,000	USD	2,288,900	Société Générale	6/11/18	50,437	—
MAD	15,420,000	USD	1,508,511	Standard Chartered Bank	6/11/18	32,789	—
USD	1,095,102	EUR	956,036	Standard Chartered Bank	6/11/18	—	(56,638)
KZT	1,364,682,000	USD	4,055,519	Goldman Sachs International	6/12/18	—	(144,273)
MAD	69,971,000	USD	6,866,634	Credit Agricole Corporate and Investment Bank	6/12/18	126,536	—
USD	1,403,969	EUR	1,204,400	Standard Chartered Bank	6/12/18	—	(47,061)
USD	2,987,506	EUR	2,569,787	Standard Chartered Bank	6/12/18	—	(108,507)
USD	4,204,728	EUR	3,667,127	Standard Chartered Bank	6/12/18	—	(213,332)
KZT	1,364,682,000	USD	4,055,519	Goldman Sachs International	6/13/18	—	(144,901)
KZT	3,210,000,000	USD	9,518,162	VTB Capital PLC	6/14/18	—	(321,097)
UYU	338,936,000	USD	11,226,764	Citibank, N.A.	6/15/18	33,975	—
KZT	450,163,960	USD	1,297,302	Deutsche Bank AG	7/10/18	—	(12,886)
MAD	23,269,000	USD	2,288,882	Société Générale	7/13/18	28,984	—
MAD	49,512,000	USD	4,906,794	Société Générale	7/16/18	23,597	—
USD	9,996,723	OMR	4,148,640	BNP Paribas	8/15/18	—	(590,908)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,206,984)
USD	2,494,243	OMR	1,029,000	BNP Paribas	9/4/18	—	(128,356)
USD	3,358,779	OMR	1,386,000	BNP Paribas	9/17/18	—	(170,658)
USD	5,917,956	AED	22,000,000	Standard Chartered Bank	9/26/18	—	(58,558)
USD	4,425,953	OMR	1,835,000	BNP Paribas	12/19/18	—	(218,232)
USD	10,249,093	OMR	4,238,000	BNP Paribas	1/23/19	—	(452,150)
USD	10,251,511	OMR	4,239,000	BNP Paribas	1/24/19	—	(451,553)
USD	25,240,506	OMR	9,970,000	BNP Paribas	4/3/19	180,854	—
USD	3,783,852	OMR	1,495,000	BNP Paribas	4/8/19	27,390	—
USD	3,785,611	OMR	1,495,506	Standard Chartered Bank	4/24/19	31,806	—

18

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	$3,345	$—
USD	6,486,584	OMR	2,601,250	Standard Chartered Bank	5/28/19	—	(28,232)
USD	18,311,591	OMR	7,299,000	Standard Chartered Bank	6/5/19	40,814	—
USD	20,829,054	OMR	8,517,000	BNP Paribas	7/3/19	—	(451,786)
USD	10,556,778	OMR	4,318,250	BNP Paribas	7/15/19	—	(224,521)
USD	11,657,482	AED	43,156,000	BNP Paribas	7/17/19	—	(43,732)
USD	12,442,818	AED	46,077,000	Standard Chartered Bank	7/17/19	—	(50,389)
USD	22,748,897	OMR	9,277,000	BNP Paribas	7/17/19	—	(409,817)
USD	9,793,572	OMR	3,961,500	BNP Paribas	8/14/19	—	(74,749)
USD	10,926,918	OMR	4,485,500	BNP Paribas	8/14/19	—	(246,716)

						$35,291,044	$(96,136,842)

Forward Volatility Agreements

Reference Entity	Counterparty	Strike Volatility Rate	Expiration(1)	Notional Amount† (000’s omitted)		Net Unrealized Appreciation (Depreciation)
CAD versus USD, 1 year term	BNP Paribas	8.45%	3/26/18		22,761	$20,758
CAD versus USD, 1 year term	Deutsche Bank AG	8.63	3/28/18		43,771	(17,859)
CHF versus USD, 1 year term	Deutsche Bank AG	8.58	6/14/18		43,771	71,872
CHF versus USD, 1 year term	BNP Paribas	8.35	6/19/18		22,761	78,753
EUR versus USD, 1 year term	Deutsche Bank AG	8.63	3/22/18	EUR	43,772	(91,872)
EUR versus USD, 1 year term	BNP Paribas	8.55	6/20/18	EUR	21,886	2,954

						$64,606

(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

†	Notional amount is stated in USD unless otherwise noted.

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)	Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/3/17	COP 67,927,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$22,747,732	$64,672
8/8/17	COP 33,460,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	11,205,220	157
8/10/17	COP 63,791,000	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	21,362,397	10,104
8/11/17	COP 53,159,200	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	17,802,008	67,274
8/14/17	COP 60,197,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	20,158,935	103,496
8/14/17	COP 31,691,600	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	10,612,916	53,308
8/14/17	COP 53,159,200	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	17,802,008	(9,346)
8/16/17	COP 63,791,000	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	21,362,397	(13,159)
8/17/17	COP 63,791,000	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	21,362,397	(13,736)
8/18/17	COP 42,527,300	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	14,241,586	(45,872)

					$216,898

*	Represents a short-term forward contract to purchase or (sell) the reference entity denominated in a non-deliverable foreign currency.

19

Futures Contracts

Description	Contracts	Position	Expiration Month/ Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	668	Short	Aug-17	$(33,033,343)	$(35,216,960)	$(2,183,617)
WTI Crude Oil	236	Short	Aug-17	(12,998,542)	(11,840,120)	1,158,422
Equity Futures
MSCI Singapore Index	991	Short	Aug-17	(26,824,162)	(26,928,919)	(104,757)
Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	674	Short	Sep-17	(67,758,143)	(67,579,031)	179,112
U.S. 10-Year Deliverable Interest Rate Swap	1,489	Short	Sep-17	(152,703,433)	(151,784,938)	918,495

						$(32,345)

WTI: West Texas Intermediate

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index		Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
LCH.Clearnet	$24,964	Receives	Return on CPI-U (NSA	)	Pays	1.97%	6/23/27	$307,158

								$307,158

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index		Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA	)	Pays	1.97%	6/23/27	$1,010,628

								$1,010,628

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	3,922,020	Pays	Mexico Interbank TIIE 28 Day	6.83%		6/28/19	$(798,048)
CME Group, Inc.	MXN	1,774,345	Pays	Mexico Interbank TIIE 28 Day	6.83		7/1/19	(355,139)
CME Group, Inc.	MXN	2,105,585	Pays	Mexico Interbank TIIE 28 Day	6.83		7/1/19	(413,721)
LCH.Clearnet(1)	EUR	170,697	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	9/20/22	(34,791)
LCH.Clearnet(1)	EUR	56,435	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	9/20/27	236,155
LCH.Clearnet	HUF	2,149,708	Receives	6-month HUF BUBOR	1.27		12/13/21	(140,097)

20

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	5,785,420	Receives	6-month HUF BUBOR	1.46%	1/12/22	$(556,655)
LCH.Clearnet	HUF	5,322,580	Receives	6-month HUF BUBOR	1.44	1/13/22	(485,930)
LCH.Clearnet	HUF	3,089,400	Receives	6-month HUF BUBOR	1.92	7/28/26	333,023
LCH.Clearnet	HUF	2,174,000	Receives	6-month HUF BUBOR	1.94	8/1/26	89,692
LCH.Clearnet	HUF	833,096	Receives	6-month HUF BUBOR	1.94	9/21/26	53,192
LCH.Clearnet	HUF	854,457	Receives	6-month HUF BUBOR	1.93	9/21/26	56,090
LCH.Clearnet	HUF	2,107,661	Receives	6-month HUF BUBOR	1.89	9/21/26	170,149
LCH.Clearnet	HUF	848,760	Receives	6-month HUF BUBOR	2.14	10/13/26	(2,300)
LCH.Clearnet	HUF	863,002	Receives	6-month HUF BUBOR	2.09	10/19/26	15,963
LCH.Clearnet	HUF	1,295,926	Receives	6-month HUF BUBOR	2.09	10/19/26	24,091
LCH.Clearnet	HUF	940,473	Receives	6-month HUF BUBOR	2.04	10/20/26	34,775
LCH.Clearnet	HUF	1,295,926	Receives	6-month HUF BUBOR	2.04	10/20/26	47,919
LCH.Clearnet	HUF	972,374	Receives	6-month HUF BUBOR	2.08	10/28/26	26,287
LCH.Clearnet	HUF	2,407,181	Receives	6-month HUF BUBOR	2.06	10/28/26	77,896
LCH.Clearnet	HUF	1,456,978	Receives	6-month HUF BUBOR	2.09	11/2/26	38,281
LCH.Clearnet	HUF	975,542	Receives	6-month HUF BUBOR	2.18	11/3/26	(7,194)
LCH.Clearnet	HUF	5,260,958	Receives	6-month HUF BUBOR	2.13	11/4/26	51,865
LCH.Clearnet	HUF	956,538	Receives	6-month HUF BUBOR	2.15	11/7/26	4,976
LCH.Clearnet	HUF	950,203	Receives	6-month HUF BUBOR	2.12	11/8/26	15,557
LCH.Clearnet	HUF	2,616,226	Receives	6-month HUF BUBOR	2.14	11/10/26	19,885
LCH.Clearnet	HUF	4,379,300	Receives	6-month HUF BUBOR	2.66	2/8/27	(596,411)
LCH.Clearnet	JPY	1,114,835	Receives	6-month JPY-LIBOR-BBA	0.62	12/19/46	581,398
LCH.Clearnet	JPY	1,206,794	Receives	6-month JPY-LIBOR-BBA	0.81	12/19/46	52,686
LCH.Clearnet	JPY	1,346,165	Receives	6-month JPY-LIBOR-BBA	0.61	12/19/46	730,211
LCH.Clearnet	JPY	1,413,260	Receives	6-month JPY-LIBOR-BBA	0.78	12/19/46	165,597
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA	0.85	6/19/47	(19,199)
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA	0.86	6/19/47	(22,696)
LCH.Clearnet(1)	JPY	1,525,000	Receives	6-month JPY-LIBOR-BBA	0.89	9/18/47	(155,424)
LCH.Clearnet(1)	JPY	1,630,000	Receives	6-month JPY-LIBOR-BBA	0.89	9/18/47	(182,293)
LCH.Clearnet(1)	JPY	2,052,000	Receives	6-month JPY-LIBOR-BBA	0.92	9/18/47	(389,764)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96	4/29/24	2,005,862
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill	3.77	3/5/25	514,960
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill	4.05	6/16/25	587,534
LCH.Clearnet	NZD	25,600	Receives	3-month NZD Bank Bill	3.40	4/28/27	(375,852)
LCH.Clearnet	NZD	19,400	Receives	3-month NZD Bank Bill	3.40	5/8/27	(201,432)
LCH.Clearnet	NZD	19,535	Receives	3-month NZD Bank Bill	3.41	5/8/27	(215,833)
LCH.Clearnet	NZD	45,772	Receives	3-month NZD Bank Bill	3.49	5/11/27	(753,200)
LCH.Clearnet	NZD	16,873	Receives	3-month NZD Bank Bill	3.31	5/18/27	(78,353)
LCH.Clearnet	NZD	82,060	Receives	3-month NZD Bank Bill	3.17	6/26/27	498,331
LCH.Clearnet	PLN	31,365	Pays	6-month PLN WIBOR	2.41	12/13/21	125,326
LCH.Clearnet	PLN	84,093	Pays	6-month PLN WIBOR	2.46	1/12/22	371,106
LCH.Clearnet	PLN	86,972	Pays	6-month PLN WIBOR	2.44	1/13/22	354,901
LCH.Clearnet	PLN	43,620	Pays	6-month PLN WIBOR	2.23	7/28/26	(592,135)
LCH.Clearnet	PLN	31,466	Pays	6-month PLN WIBOR	2.22	8/1/26	(328,396)
LCH.Clearnet	PLN	11,391	Pays	6-month PLN WIBOR	2.28	9/21/26	(109,588)
LCH.Clearnet	PLN	11,676	Pays	6-month PLN WIBOR	2.30	9/21/26	(106,589)
LCH.Clearnet	PLN	30,472	Pays	6-month PLN WIBOR	2.30	9/21/26	(278,177)
LCH.Clearnet	PLN	12,047	Pays	6-month PLN WIBOR	2.49	10/13/26	(56,576)
LCH.Clearnet	PLN	12,246	Pays	6-month PLN WIBOR	2.47	10/19/26	(64,852)

21

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	18,369	Pays	6-month PLN WIBOR	2.46%		10/19/26	$(101,786)
LCH.Clearnet	PLN	13,442	Pays	6-month PLN WIBOR	2.43		10/20/26	(84,542)
LCH.Clearnet	PLN	18,368	Pays	6-month PLN WIBOR	2.44		10/20/26	(109,663)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.47		10/28/26	(75,273)
LCH.Clearnet	PLN	34,786	Pays	6-month PLN WIBOR	2.46		10/28/26	(196,721)
LCH.Clearnet	PLN	20,872	Pays	6-month PLN WIBOR	2.50		10/31/26	(98,255)
LCH.Clearnet	PLN	13,915	Pays	6-month PLN WIBOR	2.56		11/2/26	(45,358)
LCH.Clearnet	PLN	76,529	Pays	6-month PLN WIBOR	2.51		11/4/26	(338,916)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.54		11/7/26	(52,963)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.50		11/8/26	(66,765)
LCH.Clearnet	PLN	38,455	Pays	6-month PLN WIBOR	2.52		11/10/26	(169,906)
LCH.Clearnet	PLN	54,047	Pays	6-month PLN WIBOR	3.00		2/8/27	226,379
LCH.Clearnet(1)	USD	2,906	Receives	3-month USD-LIBOR-BBA	1.75	(2)	9/20/19	(2,210)
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	(11,364)
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(24,190)
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(30,354)
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	102,708
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	38,870
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	37,017
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	39,658
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	87,861
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	154,297
LCH.Clearnet	USD	9,452	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	(369)
LCH.Clearnet	USD	19,470	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	(7,407)
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	(15,457)
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	54,600
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	(1,859)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(57,623)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(58,417)
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	(52,569)
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	(110,871)
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	(47,203)
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	(16,483)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(136,157)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(118,338)
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(237,722)
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	(233,180)
LCH.Clearnet	USD	10,900	Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	(264,110)
LCH.Clearnet	USD	7,270	Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	(172,854)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	(233,803)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(222,921)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(223,884)
LCH.Clearnet	USD	9,980	Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	(230,647)
LCH.Clearnet	USD	11,050	Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(350,749)
LCH.Clearnet	USD	8,890	Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(282,661)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(315,906)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(319,566)

22

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	36,174	Pays	3-month USD-LIBOR-BBA	1.20%	9/1/21	$(771,075)
LCH.Clearnet	USD	30,898	Pays	3-month USD-LIBOR-BBA	1.21	9/2/21	(642,818)
LCH.Clearnet	USD	26,930	Pays	3-month USD-LIBOR-BBA	1.96	1/6/22	146,119
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10	7/27/22	108,164
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06	7/30/22	52,410
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA	1.59	4/12/26	(204,466)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA	1.59	4/12/26	(279,071)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68	5/6/26	(359,142)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68	5/6/26	(362,223)
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA	1.66	5/9/26	(121,921)
LCH.Clearnet	USD	11,023	Pays	3-month USD-LIBOR-BBA	1.60	5/18/26	(504,966)
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA	1.72	5/20/26	(98,096)
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA	1.65	5/20/26	(228,326)
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA	1.69	6/3/26	(753,586)

							$(8,433,566)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Limited	KRW	10,399,175	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.91%	2/7/27	$(27,727)
Bank of America, N.A.	INR	1,289,700	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.12	6/14/22	(38,465)
Bank of America, N.A.	INR	530,900	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.09	6/15/22	(25,326)
Bank of America, N.A.	INR	1,553,100	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.15	6/29/22	(18,673)
Bank of America, N.A.	INR	3,828,300	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.21	7/10/22	109,969
Bank of America, N.A.	KRW	16,852,872	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	259,141
Bank of America, N.A.	KRW	18,861,477	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	215,866
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	215,699
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43	5/10/26	180,665
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	91,477
BNP Paribas	INR	1,100,000	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.10	6/23/22	(49,503)
BNP Paribas	KRW	42,483,815	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	651,219

23

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	KRW	6,695,245	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83%	1/17/27	$35,786
BNP Paribas	KRW	4,737,825	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.92	2/7/27	(16,638)
BNP Paribas	KRW	4,552,195	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	122,725
BNP Paribas	KRW	2,347,920	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.85	2/7/37	38,373
BNP Paribas	KRW	6,949,400	Receives	3-month Certificate of Deposit Rate (KWCDC)	2.03	7/12/37	(79,255)
Citibank, N.A.	COP	53,766,800	Pays	Colombia Overnight Interbank Reference Rate	5.62	3/1/19	136,439
Citibank, N.A.	COP	82,252,400	Pays	Colombia Overnight Interbank Reference Rate	5.75	3/3/19	271,676
Citibank, N.A.	COP	82,252,400	Pays	Colombia Overnight Interbank Reference Rate	5.74	3/6/19	269,245
Citibank, N.A.	INR	830,800	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.14	6/29/22	(18,304)
Citibank, N.A.	INR	1,683,600	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.12	6/29/22	(53,944)
Citibank, N.A.	INR	3,572,200	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.18	6/30/22	28,406
Citibank, N.A.	KRW	40,771,523	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	493,243
Citibank, N.A.	KRW	9,903,755	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	48,939
Citibank, N.A.	KRW	5,623,300	Receives	3-month Certificate of Deposit Rate (KWCDC)	2.03	7/12/37	(61,480)
Deutsche Bank AG	AED	35,730	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(83,616)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(91,099)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(104,189)
Deutsche Bank AG	AED	35,700	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	45,889
Deutsche Bank AG	AED	35,745	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	48,309
Deutsche Bank AG	AED	39,320	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	62,076
Deutsche Bank AG	COP	129,980,600	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	263,932
Deutsche Bank AG	COP	25,671,200	Pays	Colombia Overnight Interbank Reference Rate	5.41	3/22/19	40,820
Deutsche Bank AG	COP	129,088,100	Pays	Colombia Overnight Interbank Reference Rate	5.36	3/26/19	175,844
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(983,371)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(1,434,433)

24

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64%	2/25/21	$(34,667)
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	(104,725)
Goldman Sachs International	AED	21,502	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(463)
Goldman Sachs International	AED	21,500	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	(918)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(19,697)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(2,205)
Goldman Sachs International	AED	42,875	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(109,543)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(80,357)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(83,349)
Goldman Sachs International	COP	39,258,700	Pays	Colombia Overnight Interbank Reference Rate	5.83	2/28/19	145,731
Goldman Sachs International	COP	135,879,000	Pays	Colombia Overnight Interbank Reference Rate	5.65	3/1/19	367,887
Goldman Sachs International	COP	129,980,700	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	260,266
Goldman Sachs International	ILS	134,768	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	(523,423)
Goldman Sachs International	ILS	118,400	Receives	3-month Tel Aviv Interbank Offered Rate	0.74	9/2/21	(488,718)
Goldman Sachs International	INR	914,286	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.10	6/15/22	(39,030)
Goldman Sachs International	INR	207,000	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.12	6/19/22	(6,408)
Goldman Sachs International	INR	1,559,500	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.16	6/29/22	(13,547)
Goldman Sachs International	INR	1,504,100	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.23	7/7/22	61,015
Goldman Sachs International	KRW	7,299,300	Receives	3-month Certificate of Deposit Rate (KWCDC)	2.03	7/12/37	(79,804)
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	(44,287)
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	(155,755)
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	(218,262)
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	(227,218)
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	(269,764)
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(720,048)

25

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41%	8/22/20	$(1,409,461)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	(150,036)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	(247,784)
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	(179,514)
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	(18,247)
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	276,287
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	(7,788)
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	336,631
Goldman Sachs International	SAR	44,404	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	205,441
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	3,427
JPMorgan Chase Bank, N.A.	INR	54,622	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.16	6/21/22	(286)
JPMorgan Chase Bank, N.A.	INR	940,000	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.22	7/6/22	29,105
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	538,660
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	275,747
Morgan Stanley & Co. International PLC	INR	1,606,600	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.22	7/11/22	53,985
Nomura International PLC	INR	2,300,000	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.12	6/27/22	(78,973)
Nomura International PLC	KRW	4,440,805	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	119,722
Nomura International PLC	KRW	5,883,080	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	2/7/37	98,465
Standard Chartered Bank	INR	162,100	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.13	6/19/22	(3,935)

							$(1,826,128)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX Emerging Markets Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/22	1.90%	$(40,354)	$41,925	$1,571

26

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Turkey	ICE Clear Credit	$9,840	1.00	%(1)	6/20/20	1.06%	$(4,756)	$354,881	$350,125

Total		$10,840					$(45,110)	$396,806	$351,696

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Chile	ICE Clear Credit		$77,807	1.00	%(1)	6/20/22	$(1,352,079)	$869,375	$(482,704)
Colombia	ICE Clear Credit		52,049	1.00	(1)	6/20/27	5,275,858	(5,244,369)	31,489
Malaysia	ICE Clear Credit		5,360	1.00	(1)	6/20/22	(53,196)	(21,812)	(75,008)
Malaysia	ICE Clear Credit		9,065	1.00	(1)	6/20/22	(89,967)	(34,848)	(124,815)
Malaysia	ICE Clear Credit		177,285	1.00	(1)	6/20/22	(1,755,197)	(1,268,783)	(3,023,980)
Markit iTraxx Europe Subordinated Financials Index	ICE Clear Credit	EUR	158,060	1.00	(1)	6/20/22	(4,718,450)	796,965	(3,921,485)
Qatar	ICE Clear Credit		$105,613	1.00	(1)	6/20/22	(456,501)	1,047,715	591,214
Qatar	ICE Clear Credit		28,560	1.00	(1)	6/20/22	(123,712)	433,553	309,841
Russia	ICE Clear Credit		161,013	1.00	(1)	6/20/22	4,473,035	(5,404,794)	(931,759)
South Africa	ICE Clear Credit		76,950	1.00	(1)	6/20/21	1,132,190	(5,834,925)	(4,702,735)

Total							$2,331,981	$(14,661,923)	$(12,329,942)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Cyprus	Goldman Sachs International	$3,268	1.00	%(1)	6/20/21	2.04%	$(118,979)	$200,984	$82,005
Cyprus	Goldman Sachs International	5,000	1.00	(1)	12/20/21	2.14	(224,182)	237,944	13,762
Turkey	BNP Paribas	11,545	1.00	(1)	6/20/20	1.06	(5,580)	430,989	425,409
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	1.18	(56,110)	649,409	593,299
Turkey	BNP Paribas	9,935	1.00	(1)	12/20/20	1.27	(77,486)	378,710	301,224
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	1.91	(517,002)	374,837	(142,165)
Turkey	BNP Paribas	28,837	1.00	(1)	12/20/26	2.67	(3,644,091)	4,525,254	881,163

27

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Turkey	BNP Paribas	$27,684	1.00	%(1)	12/20/26	2.67%	$(3,498,328)	$4,344,244	$845,916
Turkey	BNP Paribas	14,660	1.00	(1)	6/20/27	2.71	(1,965,168)	2,161,501	196,333
Turkey	BNP Paribas	8,798	1.00	(1)	6/20/27	2.71	(1,179,125)	1,257,507	78,382
Turkey	BNP Paribas	8,799	1.00	(1)	6/20/27	2.71	(1,178,281)	1,247,389	69,108
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	0.48	152,057	125,364	277,421
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	0.48	91,341	71,181	162,522
Turkey	Goldman Sachs International	14,470	1.00	(1)	6/20/20	1.06	(6,994)	444,876	437,882
Turkey	Goldman Sachs International	11,535	1.00	(1)	12/20/26	2.67	(1,457,637)	1,820,924	363,287
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00	(1)	6/20/20	1.06	(5,940)	446,427	440,487
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	1.91	(312,490)	283,458	(29,032)
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	0.48	152,069	126,857	278,926
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	0.48	91,341	73,301	164,642
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	0.48	45,316	37,995	83,311
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	0.48	30,447	25,133	55,580
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	0.48	29,739	22,717	52,456
Turkey	Nomura International PLC	8,100	1.00	(1)	6/20/20	1.06	(3,915)	261,450	257,535

Total		$281,616					$(13,658,998)	$19,548,451	$5,889,453

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$2,009	1.00	%(1)	6/20/18	$(15,909)	$(2,044)	$(17,953)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	(28,156)	(6,678)	(34,834)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	(22,092)	(6,223)	(28,315)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(68,296)	19,956	(48,340)
Colombia	BNP Paribas	8,751	1.00	(1)	6/20/27	886,838	(856,883)	29,955
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(8,543)	(10,403)	(18,946)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	(28,697)	(55,727)	(84,424)
Croatia	BNP Paribas	915	1.00	(1)	3/20/20	(8,591)	(39,818)	(48,409)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(6,408)	(7,709)	(14,117)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(21,358)	(26,292)	(47,650)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	(10,993)	(22,335)	(33,328)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	(6,739)	(13,314)	(20,053)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	(9,203)	(21,170)	(30,373)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	(40,436)	(91,841)	(132,277)
Croatia	Citibank, N.A.	400	1.00	(1)	3/20/20	(3,756)	(15,812)	(19,568)
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	(1,395)	(6,484)	(7,879)
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	(10,838)	(51,584)	(62,422)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(8,543)	(10,306)	(18,849)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	(29,507)	(70,803)	(100,310)
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	(25,068)	(104,207)	(129,275)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	(38,963)	(162,133)	(201,096)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	(18,809)	(89,825)	(108,634)
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	(16,217)	(32,948)	(49,165)

28

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	JPMorgan Chase Bank, N.A.	$1,533	1.00	%(1)	6/20/18	$(11,109)	$(25,575)	$(36,684)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(5,916)	(6,904)	(12,820)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(6,813)	(8,502)	(15,315)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(10,679)	(13,061)	(23,740)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(10,679)	(13,314)	(23,993)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	(7,275)	(14,923)	(22,198)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	(17,602)	(32,525)	(50,127)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	(8,428)	(20,250)	(28,678)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	(18,117)	(39,866)	(57,983)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	(19,892)	(48,930)	(68,822)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	(37,928)	(55,542)	(93,470)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	24,980	(90,967)	(65,987)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	24,980	(91,000)	(66,020)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(127,762)	49,924	(77,838)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(137,834)	58,234	(79,600)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(24,339)	3,263	(21,076)
Malaysia	Citibank, N.A.	9,132	1.00	(1)	6/20/22	(90,632)	(38,195)	(128,827)
Oman	Bank of America, N.A.	17,964	1.00	(1)	6/20/22	955,870	(877,238)	78,632
Poland	Bank of America, N.A.	5,200	1.00	(1)	9/20/19	(93,978)	37,292	(56,686)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(72,469)	34,427	(38,042)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(57,182)	24,002	(33,180)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(5,508)	5,127	(381)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(5,508)	4,830	(678)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(81,125)	44,487	(36,638)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(11,083)	6,048	(5,035)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	(5,156)	12,793	7,637
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	37,865	4,065	41,930
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	17,749	10,678	28,427
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(5,498)	3,617	(1,881)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(20,603)	17,742	(2,861)
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(5,498)	3,409	(2,089)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(17,747)	11,005	(6,742)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(15,331)	9,686	(5,645)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(30,755)	16,356	(14,399)
Qatar	Goldman Sachs International	1,360	1.00	(1)	12/20/20	(15,366)	(21,763)	(37,129)
Qatar	Goldman Sachs International	7,960	1.00	(1)	12/20/20	(89,937)	(86,655)	(176,592)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	14,083	(4,583)	9,500
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	20,582	1,057	21,639

29

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	JPMorgan Chase Bank, N.A.	$580	1.00	%(1)	3/20/19	$(5,357)	$3,194	$(2,163)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(5,202)	4,849	(353)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(10,526)	7,299	(3,227)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(15,504)	9,332	(6,172)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(5,726)	3,122	(2,604)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(14,223)	7,999	(6,224)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	64,008	13,162	77,170
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	36,885	(12,164)	24,721
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	611,269	(532,832)	78,437
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	1,098,948	(1,060,893)	38,055
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	208,767	(192,424)	16,343
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	313,150	(380,358)	(67,208)
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	129,435	(134,986)	(5,551)
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	129,435	(138,691)	(9,256)
South Africa	BNP Paribas	2,940	1.00	(1)	12/20/25	305,970	(413,413)	(107,443)
South Africa	BNP Paribas	13,330	1.00	(1)	12/20/25	1,387,271	(2,082,766)	(695,495)
South Africa	BNP Paribas	15,990	1.00	(1)	12/20/25	1,664,101	(2,499,827)	(835,726)
South Africa	BNP Paribas	26,186	1.00	(1)	12/20/25	2,725,212	(3,917,594)	(1,192,382)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	154,487	(194,843)	(40,356)
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	202,921	(246,007)	(43,086)
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	237,994	(287,291)	(49,297)
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	128,183	(150,601)	(22,418)
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	626,300	(759,704)	(133,404)
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	124,939	(138,475)	(13,536)
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	336,066	(339,436)	(3,370)
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	118,001	(125,594)	(7,593)
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	41,753	(39,819)	1,934
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	357,354	(389,792)	(32,438)
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(58,610)	(83,879)	(142,489)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(59,123)	(74,131)	(133,254)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(28,066)	(37,926)	(65,992)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(99,507)	(136,996)	(236,503)

30

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Barclays Bank PLC	$3,200	1.00	%(1)	12/20/20	$(81,647)	$(161,220)	$(242,867)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(138,388)	(191,987)	(330,375)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(138,388)	(216,257)	(354,645)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(149,818)	(460,420)	(610,238)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(58,495)	(124,076)	(182,571)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(138,388)	(209,622)	(348,010)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(89,301)	(141,001)	(230,302)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(329,644)	(1,453,264)	(1,782,908)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(46,580)	416	(46,164)

Total						$10,016,637	$(20,095,250)	$(10,078,613)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $292,456,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21	6-month USD-LIBOR-BBA + 115 bp on $8,023,055 (Notional Amount) plus Notional Amount at termination date	12/17/21	$104,395
Goldman Sachs International	EGP	169,075	Total Return on Egypt Treasury Bill, 0.00% due 1/23/18	3-month USD-LIBOR-BBA + 75 bp on $6,407,181 (Notional Amount) plus Notional Amount at termination date	1/23/18	91,028

						$195,423

31

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	6-month USD-LIBOR-BBA on USD 21,050,185 plus KRW 23,866,700,000	1.10% on KRW 23,866,700,000 plus USD 21,050,185	3/2/20	$(255,315)
BNP Paribas	6-month USD-LIBOR-BBA on USD 15,735,726 plus KRW 18,214,100,000	1.19% on KRW 18,214,100,000 plus USD 15,735,726	3/8/20	(570,906)
BNP Paribas	6-month USD-LIBOR-BBA on USD 21,119,874 plus KRW 23,521,200,000	1.23% on KRW 23,521,200,000 plus USD 21,119,874	3/31/20	22,315
BNP Paribas	6-month USD-LIBOR-BBA on USD 12,203,046 plus KRW 13,849,000,000	1.18% on KRW 13,849,000,000 plus USD 12,203,046	4/20/20	(193,348)

				$(997,254)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ARS	-	Argentine Peso

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

32

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2017 were $33,810,384 or 1.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Numbers of Contracts	Principal Amount of Contracts (000’s omitted)		Premiums Received
Currency		EUR	USD	USD
Outstanding, beginning of period	—	—	147,066	10,244,366
Options written	1,716	101,226	1,145,953	27,411,078
Options terminated in closing purchase transactions	—	—	(109,700)	(3,894,350)
Options exercised	—	—	(670,172)	(22,145,980)
Options expired	—	(101,226)	(51,273)	(2,646,833)

Outstanding, end of period	1,716	—	461,874	8,968,281

EUR	-	Euro

USD	-	United States Dollar

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, forward volatility agreements, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$1,158,422	$(2,183,617)

Total		$1,158,422	$(2,183,617)

Credit	Credit Default Swaps	$13,577,706	$(17,220,067)
Credit	Credit Default Swaps (Centrally Cleared)*	1,284,240	(13,262,486)

Total		$14,861,946	$(30,482,553)

33

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures Contracts*	$—	$(104,757)
Equity Price	Options Purchased	3,751,829	—
Equity Price	Options Written	—	(729,300)

Total		$3,751,829	$(834,057)

Foreign Exchange	Currency Options Purchased	$4,525,824	$—
Foreign Exchange	Currency Options Written	—	(1,445,119)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	35,291,044	(96,136,842)
Foreign Exchange	Forward Volatility Agreements	174,337	(109,731)
Foreign Exchange	Total Return Swaps	195,423	—

Total		$40,186,628	$(97,691,692)

Interest Rate	Cross-Currency Swaps	$22,315	$(1,019,569)
Interest Rate	Futures Contracts*	1,097,607	—
Interest Rate	Inflation Swaps	1,010,628	—
Interest Rate	Inflation Swaps (Centrally Cleared)	307,158	—
Interest Rate	Interest Rate Swaps	6,578,107	(8,404,235)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	8,331,791	(16,765,357)
Interest Rate	Interest Rate Swaptions Purchased	135,976	—
Interest Rate	Non-deliverable Bond Forward Contracts	299,011	(82,113)

Total		$17,782,593	$(26,271,274)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2017 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid (Received)	Principal Amount		Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
Barclays Bank PLC	6/28/17	On Demand	(1)	1.75%	USD	4,342,229	$ 4,348,984	$5,325,750
Barclays Bank PLC	6/28/17	On Demand	(1)	1.75	USD	4,346,100	4,352,861	5,372,175
Barclays Bank PLC	7/6/17	On Demand	(1)	1.95	USD	21,701,152	21,727,013	26,628,750
Barclays Bank PLC	7/6/17	On Demand	(1)	1.95	USD	21,704,535	21,730,400	26,860,875
Barclays Bank PLC	7/24/17	On Demand	(1)	1.95	USD	16,201,234	16,206,499	19,215,306
Barclays Bank PLC	7/24/17	On Demand	(1)	1.95	USD	22,403,126	22,410,407	26,753,431
Citibank, N.A.	7/19/17	10/19/17		2.10	AUD	32,524,834	26,036,472	27,285,249
JPMorgan Chase Bank, N.A.	6/13/17	8/7/17		1.90	AUD	87,253,996	69,970,285	68,731,843
JPMorgan Chase Bank, N.A.	7/5/17	On Demand	(1)	0.90	USD	1,699,096	1,700,031	2,075,000

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD	-	Australian Dollar

USD	-	United States Dollar

At July 31, 2017, the remaining contractual maturity of the reverse repurchase agreements was as follows: overnight and continuous ($92,397,472), up to 30 days ($69,803,197), and 30 to 90 days ($26,019,867).

34

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,744,383,874

Gross unrealized appreciation	$96,264,629
Gross unrealized depreciation	(52,404,764)

Net unrealized appreciation	$43,859,865

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Foreign Government Bonds	$—	$1,825,426,931		$—	$1,825,426,931
Foreign Corporate Bonds	—	56,653,262		—	56,653,262
Sovereign Loans	—	105,324,132		—	105,324,132
Collateralized Mortgage Obligations	—	1,461,483		—	1,461,483
Common Stocks	83,424,722	110,542,811	*	—	193,967,533
Currency Options Purchased	—	4,525,824		—	4,525,824
Call Options Purchased	—	2,293,229		—	2,293,229
Put Options Purchased	1,458,600	—		—	1,458,600
Interest Rate Swaptions Purchased	—	135,976		—	135,976
Short-Term Investments —
Foreign Government Securities	—	148,029,545		—	148,029,545
U.S. Treasury Obligations	—	59,430,228		—	59,430,228
Repurchase Agreements	—	5,576,670		—	5,576,670
Other	—	351,648,164		—	351,648,164
Total Investments	$84,883,322	$2,671,048,255		$—	$2,755,931,577

35

Asset Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$35,291,044	$—	$35,291,044
Forward Volatility Agreements	—	174,337	—	174,337
Non-deliverable Bond Forward Contracts	—	299,011	—	299,011
Futures Contracts	2,256,029	—	—	2,256,029
Swap Contracts	—	40,904,211	—	40,904,211
Total	$87,139,351	$2,747,716,858	$—	$2,834,856,209

Liability Description
Currency Options Written	$—	$(1,445,119)	$—	$(1,445,119)
Put Options Written	(729,300)	—	—	(729,300)
Securities Sold Short	—	(5,198,555)	—	(5,198,555)
Forward Foreign Currency Exchange Contracts	—	(96,136,842)	—	(96,136,842)
Forward Volatility Agreements	—	(109,731)	—	(109,731)
Non-deliverable Bond Forward Contracts	—	(82,113)	—	(82,113)
Futures Contracts	(2,183,617)	(104,757)	—	(2,288,374)
Swap Contracts	—	(52,003,440)	—	(52,003,440)
Total	$(2,912,917)	$(155,080,557)	$—	$(157,993,474)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black-Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

36

Eaton Vance

Global Macro Absolute Return Fund

July 31, 2017 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $6,231,215,887 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

July 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 61.0%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.0%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$4,897,845
Albania Government Bond, 8.93%, 4/23/25	ALL	224,390	2,301,106
Republic of Albania, 5.75%, 11/12/20(1)	EUR	41,925	55,123,873

Total Albania			$62,322,824

Argentina — 0.7%
Argentina POM Politica Monetaria, 26.25%, 6/21/20(2)	ARS	505,160	$29,396,900
Republic of Argentina, 0.75%, 9/21/17	USD	7,989	7,936,294
Republic of Argentina, 2.40%, 3/18/18	USD	5,866	5,848,624

Total Argentina			$43,181,818

Australia — 1.8%
Australia Government Bond, 3.00%, 3/21/47(1)	AUD	112,722	$81,536,422
Australia Government Bond, 3.25%, 6/21/39(1)	AUD	35,500	28,076,126

Total Australia			$109,612,548

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	28,835	$23,356,350
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	3,291	2,665,710
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	275	245,721
Barbados Government International Bond, 7.00%, 8/4/22(3)	USD	2,200	1,965,766

Total Barbados			$28,233,547

Belarus — 2.1%
Republic of Belarus, 6.875%, 2/28/23(1)	USD	55,160	$58,753,674
Republic of Belarus, 7.625%, 6/29/27(1)	USD	64,170	68,946,494

Total Belarus			$127,700,168

China — 0.0%(4)
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,470,603

Total China			$1,470,603

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,598,162	$2,290,992

Total Costa Rica			$2,290,992

Croatia — 1.9%
Croatia, 3.00%, 3/11/25(1)	EUR	31,377	$38,957,035
Croatia, 3.875%, 5/30/22(1)	EUR	10,399	13,724,749
Croatia, 6.75%, 11/5/19(1)	USD	60,000	65,394,360

Total Croatia			$118,076,144

Cyprus — 2.8%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	48,571	$62,829,618
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	45,956	59,891,967
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	38,340	51,423,003

Total Cyprus			$174,144,588

Security	Principal Amount (000’s omitted)		Value
Czech Republic — 1.7%
Czech Republic Government Bond, 0.00%, 1/22/18(1)	CZK	2,285,000	$104,095,562

Total Czech Republic			$104,095,562

Dominican Republic — 2.7%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	2,115,900	$45,245,002
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,674,800	35,666,756
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,466,000	31,986,128
Dominican Republic, 15.00%, 4/5/19(1)	DOP	534,400	12,241,841
Dominican Republic, 15.95%, 6/4/21(1)	DOP	239,300	5,995,590
Dominican Republic, 16.00%, 7/10/20(1)	DOP	1,417,800	34,515,809
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	2,908,209

Total Dominican Republic			$168,559,335

Ecuador — 0.4%
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	22,880	$24,367,200
Republic of Ecuador, 10.50%, 3/24/20(3)	USD	3,199	3,406,935

Total Ecuador			$27,774,135

El Salvador — 2.4%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,877	$4,431,974
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	20,895	19,014,450
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	16,930	17,162,787
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,508	8,889,980
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	50,820,344
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	5,987	5,972,033
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	38,381	39,820,287
Republic of El Salvador, 8.625%, 2/28/29(3)	USD	1,384	1,435,900

Total El Salvador			$147,547,755

Fiji — 0.6%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$40,109,874

Total Fiji			$40,109,874

Georgia — 0.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	390	$161,504
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	4,854	2,035,843
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,395	1,093,900
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,682	1,259,532
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,421,111
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	978,102

Total Georgia			$9,949,992

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$19,203,350

Total Germany			$19,203,350

Honduras — 0.6%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	9,705	$10,258,961
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	7,987	8,985,535
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	15,352	17,641,444

Total Honduras			$36,885,940

Security	Principal Amount (000’s omitted)		Value
Iceland — 1.8%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,665,136	$16,436,986
Republic of Iceland, 6.50%, 1/24/31	ISK	5,795,205	65,452,390
Republic of Iceland, 8.00%, 6/12/25	ISK	2,716,076	31,947,792

Total Iceland			$113,837,168

India — 3.2%
India Government Bond, 6.79%, 12/26/29	INR	2,000,000	$31,470,470
India Government Bond, 6.97%, 9/6/26	INR	1,200,000	19,147,755
India Government Bond, 7.73%, 12/19/34	INR	729,100	12,157,378
India Government Bond, 7.88%, 3/19/30	INR	5,192,580	86,871,830
India Government Bond, 7.95%, 8/28/32	INR	474,800	8,021,928
National Highways Authority of India, 7.17%, 12/23/21	INR	1,750,000	27,483,385
National Highways Authority of India, 7.60%, 3/18/22	INR	1,000,000	15,952,892

Total India			$201,105,638

Indonesia — 2.7%
Indonesia Government Bond, 7.50%, 8/15/32	IDR	90,131,000	$6,849,117
Indonesia Government Bond, 8.25%, 5/15/36	IDR	458,905,000	36,585,998
Indonesia Government Bond, 8.375%, 3/15/34	IDR	73,024,000	5,908,126
Indonesia Government Bond, 8.75%, 5/15/31	IDR	483,258,000	40,477,029
Republic of Indonesia, 2.15%, 7/18/24(1)	EUR	11,720	14,153,705
Republic of Indonesia, 2.625%, 6/14/23(1)	EUR	11,000	13,758,187
Republic of Indonesia, 3.375%, 7/30/25(3)	EUR	40,119	51,997,114

Total Indonesia			$169,729,276

Japan — 1.9%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(5)	JPY	4,731,200	$44,516,066
Japan Government CPI Linked Bond, 0.10%, 3/10/25(5)	JPY	7,918,706	74,485,899

Total Japan			$119,001,965

Kazakhstan — 0.3%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	5,807,290	$17,674,494

Total Kazakhstan			$17,674,494

Lebanon — 0.7%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	28,152	$28,393,375
Lebanese Republic, 5.15%, 11/12/18(1)	USD	14,416	14,519,074
Lebanese Republic, 5.45%, 11/28/19(1)	USD	1,376	1,377,500

Total Lebanon			$44,289,949

Macedonia — 2.9%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	37,766	$46,725,945
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	57,150	70,708,780
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	39,100	49,891,303
Republic of Macedonia, 4.875%, 12/1/20(3)	EUR	9,255	11,809,310

Total Macedonia			$179,135,338

New Zealand — 3.7%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	98,312	$75,144,379
New Zealand Government Bond, 2.50%, 9/20/35(1)(5)	NZD	42,982	33,823,433
New Zealand Government Bond, 2.50%, 9/20/40(5)	NZD	56,544	43,102,523
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	92,059	77,401,761

Total New Zealand			$229,472,096

Security	Principal Amount (000’s omitted)		Value
Peru — 1.6%
Peru Government Bond, 6.35%, 8/12/28	PEN	51,138	$16,770,155
Peru Government Bond, 8.20%, 8/12/26	PEN	227,654	84,424,543

Total Peru			$101,194,698

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$36,966,881

Total Philippines			$36,966,881

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	19,768	$20,393,460

Total Rwanda			$20,393,460

Serbia — 9.8%
Republic of Serbia, 4.875%, 2/25/20(1)	USD	26,685	$28,032,619
Republic of Serbia, 5.25%, 11/21/17(1)	USD	149,982	151,583,658
Republic of Serbia, 5.875%, 12/3/18(1)	USD	97,086	101,724,866
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	17,480,320	176,148,595
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	27,446,384
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,844,278
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,715,879
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	13,677,882
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	29,179,199
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,925,250	69,714,135
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,766,642

Total Serbia			$610,834,137

Sri Lanka — 4.2%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	5,099,300	$32,427,795
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	874,763
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,730,049
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,367,088
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	2,277,000	14,044,708
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,352,630	14,872,345
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	9,738,438
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,554,300	9,788,082
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	3,671,100	22,881,485
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	784,840	5,140,413
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,951,000	12,763,657
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,597,000	10,405,981
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	2,422,310	15,867,211
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,536,000	10,086,523
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,413,669
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,712,750	24,005,522
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	828,000	5,274,217
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	347,830	2,290,660
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	6,815,963
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	598,000	3,984,744
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,908,000	12,782,569
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	12,535,350
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,958,620	13,059,920

Total Sri Lanka			$259,151,152

Security	Principal Amount (000’s omitted)		Value
Suriname — 0.6%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	37,184	$38,206,560

Total Suriname			$38,206,560

Tanzania — 2.3%
United Republic of Tanzania, 7.421%, 3/9/20(1)(2)	USD	138,008	$144,542,284

Total Tanzania			$144,542,284

Thailand — 2.1%
Thailand Government Bond, 1.20%, 7/14/21(1)(5)	THB	2,030,568	$60,143,506
Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	2,502,572	70,777,992

Total Thailand			$130,921,498

Turkey — 2.6%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$26,699,867
Republic of Turkey, 7.00%, 6/5/20	USD	47,321	52,070,372
Republic of Turkey, 7.375%, 2/5/25	USD	72,000	84,264,480

Total Turkey			$163,034,719

Total Foreign Government Bonds (identified cost $3,630,869,410)			$3,800,650,488

Foreign Corporate Bonds — 1.9%
Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Banco Hipotecario SA, 22.417%, 1/12/20(1)(2)	ARS	200,000	$11,282,943
YPF SA, 24.104%, 7/7/20(1)(2)	USD	12,483	12,697,321

Total Argentina			$23,980,264

Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	8,000	$3,490,480

Total Azerbaijan			$3,490,480

Ecuador — 0.3%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 6.925%, 9/24/19(1)(2)	USD	8,145	$8,225,972
Petroamazonas EP, 4.625%, 2/16/20(1)	USD	13,490	12,679,251

Total Ecuador			$20,905,223

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	$7,886,151
Bank of Georgia JSC, 11.00%, 6/1/20(1)	GEL	4,655	1,966,470

Total Georgia			$9,852,621

Honduras — 0.1%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	9,010	$9,325,350

Total Honduras			$9,325,350

India — 0.8%
LIC Housing Finance, Ltd., 7.48%, 6/10/22	INR	200,000	$3,137,973
Power Finance Corp., Ltd., 7.40%, 9/30/21	INR	472,000	7,351,748
Power Finance Corp., Ltd., 7.47%, 9/16/21	INR	892,000	13,951,846

Security	Principal Amount (000’s omitted)		Value
Power Finance Corp., Ltd., 7.50%, 8/16/21	INR	500,000	$7,828,538
Power Finance Corp., Ltd., 7.75%, 3/22/27	INR	1,214,000	19,609,588

Total India			$51,879,693

Total Foreign Corporate Bonds (identified cost $126,030,302)			$119,433,631

Sovereign Loans — 2.8%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.5%
Government of Barbados, Term Loan, 11.44%, Maturing December 20, 2019(7)(8)		$32,200	$32,252,325

Total Barbados			$32,252,325

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.10%, Maturing August 1, 2021(7)(8)		$15,600	$15,431,052

Total Ethiopia			$15,431,052

Kenya — 0.3%
Government of Kenya, Term Loan, 6.42%, Maturing April 18, 2019(7)		$3,806	$3,806,000
Government of Kenya, Term Loan, 6.53%, Maturing October 28, 2017(7)		17,030	17,030,000

Total Kenya			$20,836,000

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 3.60%, Maturing December 16, 2022(9)(10)	EUR	11,000	$13,360,580

Total Macedonia			$13,360,580

Pakistan — 0.6%
Islamic Republic of Pakistan, Term Loan, 4.10%, Maturing October 1, 2017		$35,000	$35,032,550

Total Pakistan			$35,032,550

Tanzania — 1.0%
Government of the United Republic of Tanzania, Term Loan, 6.65%, Maturing June 23, 2022(7)		$59,140	$59,059,274

Total Tanzania			$59,059,274

Total Sovereign Loans (identified cost $173,184,757)			$175,971,781

Debt Obligations – United States — 8.3%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$557,015

Total Corporate Bonds & Notes (identified cost $508,265)			$557,015

Collateralized Mortgage Obligations — 2.0%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$73,533	$81,240
Series 1548, Class Z, 7.00%, 7/15/23	81,411	89,801
Series 1650, Class K, 6.50%, 1/15/24	458,563	503,784
Series 1817, Class Z, 6.50%, 2/15/26	73,348	81,805
Series 1927, Class ZA, 6.50%, 1/15/27	256,486	286,652
Series 2127, Class PG, 6.25%, 2/15/29	381,347	421,337
Series 2344, Class ZD, 6.50%, 8/15/31	591,302	681,132
Series 2458, Class ZB, 7.00%, 6/15/32	1,060,387	1,242,319

		$3,388,070

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA1, Class M2, 4.482%, 7/25/29(2)	$4,352,707	$4,637,537
Series 2017-DNA2, Class M2, 4.682%, 10/25/29(2)	29,445,000	31,767,065

		$36,404,602

Federal National Mortgage Association:
Series 1992-180, Class F, 2.382%, 10/25/22(2)	$304,809	$308,716
Series 1993-16, Class Z, 7.50%, 2/25/23	284,414	313,717
Series 1993-79, Class PL, 7.00%, 6/25/23	176,890	194,377
Series 1993-104, Class ZB, 6.50%, 7/25/23	73,902	80,565
Series 1993-121, Class Z, 7.00%, 7/25/23	1,159,500	1,273,346
Series 1993-141, Class Z, 7.00%, 8/25/23	229,197	252,977
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,445,747	1,599,659
Series 1994-79, Class Z, 7.00%, 4/25/24	288,403	318,765
Series 1994-89, Class ZQ, 8.00%, 7/25/24	223,414	252,679
Series 1996-35, Class Z, 7.00%, 7/25/26	68,343	77,319
Series 1998-16, Class H, 7.00%, 4/18/28	252,289	288,157
Series 1998-44, Class ZA, 6.50%, 7/20/28	447,692	504,436
Series 1999-25, Class Z, 6.00%, 6/25/29	445,662	497,988
Series 2000-2, Class ZE, 7.50%, 2/25/30	118,325	136,447
Series 2000-49, Class A, 8.00%, 3/18/27	346,504	398,468
Series 2001-31, Class ZA, 6.00%, 7/25/31	3,555,374	3,976,222
Series 2001-74, Class QE, 6.00%, 12/25/31	970,193	1,092,172
Series 2009-48, Class WA, 5.834%, 7/25/39(11)	4,359,671	4,807,470
Series 2011-38, Class SA, 9.803%, 5/25/41(12)	4,503,590	5,350,854
Series G48, Class Z, 7.10%, 12/25/21	244,738	264,444
Series G92-60, Class Z, 7.00%, 10/25/22	374,646	406,943
Series G93-1, Class K, 6.675%, 1/25/23	393,144	425,862
Series G93-31, Class PN, 7.00%, 9/25/23	1,262,349	1,390,332
Series G93-41, Class ZQ, 7.00%, 12/25/23	2,433,457	2,681,273
Series G94-7, Class PJ, 7.50%, 5/17/24	420,329	469,725

		$27,362,913

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1M2, 4.782%, 7/25/29(2)	$10,639,056	$11,464,360
Series 2017-C03, Class 1M2, 4.232%, 10/25/29(2)	30,940,000	32,494,255
Series 2017-C05, Class 1M2, 3.424%, 1/25/30(2)	12,500,000	12,487,936

		$56,446,551

Security	Principal Amount	Value
Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$96,661	$105,448

		$105,448

Total Collateralized Mortgage Obligations (identified cost $117,825,761)		$123,707,584

Mortgage Pass-Throughs — 4.1%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.851%, with maturity at 2035(13)	$2,349,640	$2,432,227
3.008%, with maturity at 2023(13)	55,352	56,902
3.115%, with maturity at 2036(13)	2,528,839	2,664,860
3.513%, with maturity at 2029(13)	184,300	184,321
4.407%, with maturity at 2030(13)	476,998	509,883
4.50%, with maturity at 2035	356,838	380,580
6.00%, with various maturities to 2035	9,786,429	11,097,082
6.50%, with various maturities to 2036	17,173,858	19,635,047
6.60%, with maturity at 2030	1,001,953	1,169,353
7.00%, with various maturities to 2036	17,856,492	20,695,437
7.31%, with maturity at 2026	66,674	75,827
7.50%, with various maturities to 2035	9,995,490	11,499,138
7.95%, with maturity at 2022	142,724	153,401
8.00%, with various maturities to 2034	4,205,751	4,861,441
8.15%, with maturity at 2021	28,612	30,095
8.30%, with maturity at 2021	9,031	9,450
8.47%, with maturity at 2018	850	850
8.50%, with maturity at 2025	116,981	128,118
9.00%, with various maturities to 2027	430,367	469,972
9.50%, with maturity at 2027	77,430	83,764
10.00%, with various maturities to 2020	48,464	50,286
10.50%, with maturity at 2021	38,520	38,521

		$76,226,555

Federal National Mortgage Association:
1.833%, with various maturities to 2033(13)	$8,848,728	$8,931,395
1.86%, with maturity at 2038(13)	528,072	533,499
1.888%, with maturity at 2027(13)	136,635	137,756
1.895%, with various maturities to 2035(13)	11,820,869	11,939,756
1.898%, with maturity at 2022(13)	586,831	590,110
1.901%, with maturity at 2035(13)	2,382,553	2,404,089
2.045%, with maturity at 2025(13)(14)	548,194	554,248
2.245%, with maturity at 2024(13)	334,561	339,470
2.793%, with maturity at 2023(13)	35,568	35,945
2.89%, with maturity at 2028(13)	163,033	169,174
3.568%, with maturity at 2034(13)	1,372,089	1,448,808
3.709%, with maturity at 2035(13)	3,901,764	4,108,475
3.805%, with maturity at 2035(13)	3,722,550	3,979,186
5.50%, with maturity at 2020	110,474	113,332
6.00%, with various maturities to 2038	53,819,407	61,030,235
6.323%, with maturity at 2032(13)	1,386,936	1,520,574

Security	Principal Amount	Value
6.50%, with various maturities to 2038	$18,534,480	$21,228,981
7.00%, with various maturities to 2035	20,293,920	23,606,138
7.427%, with maturity at 2025(13)	34,223	36,394
7.50%, with various maturities to 2035	17,318,966	20,172,026
8.00%, with various maturities to 2034	2,253,980	2,593,516
8.50%, with various maturities to 2037	4,541,657	5,429,575
9.00%, with various maturities to 2032	759,173	853,952
9.132%, with maturity at 2028(11)	8,934	9,714
9.50%, with various maturities to 2031	394,506	439,469
9.85%, with maturity at 2027(11)	35,792	38,154
10.50%, with maturity at 2029	58,835	61,721
11.50%, with maturity at 2031	144,224	179,103

		$172,484,795

Government National Mortgage Association:
2.25%, with maturity at 2024(13)	$246,801	$251,092
6.50%, with various maturities to 2032	687,825	777,342
7.00%, with various maturities to 2031	1,082,806	1,246,681
7.50%, with various maturities to 2032	2,453,115	2,766,389
7.75%, with maturity at 2019	11,524	12,133
8.00%, with various maturities to 2034	2,463,781	2,890,280
8.30%, with maturity at 2020	4,014	4,204
8.50%, with maturity at 2021	20,881	22,384
9.00%, with various maturities to 2025	67,773	75,416
9.50%, with various maturities to 2021	45,100	48,740

		$8,094,661

Total Mortgage Pass-Throughs (identified cost $248,237,906)		$256,806,011

U.S. Treasury Obligations — 2.2%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,821,093
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(14)(15)	33,321,990	32,948,451
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(15)	104,856,885	103,600,804

Total U.S. Treasury Obligations (identified cost $138,359,421)		$138,370,348

Total Debt Obligations – United States (identified cost $504,931,353)		$519,440,958

Common Stocks — 3.7%

Security	Shares	Value
Cyprus — 0.2%
Bank of Cyprus Holdings PLC(16)(17)	1,615,802	$6,298,884
Bank of Cyprus Holdings PLC(16)(17)	1,179,495	4,544,996

Total Cyprus		$10,843,880

Security	Shares	Value
Iceland — 1.5%
Eik Fasteignafelag HF(16)	39,264,785	$3,996,900
Eimskipafelag Islands HF	4,034,070	12,299,709
Hagar HF	29,437,633	11,208,561
HB Grandi HF	16,898,611	5,221,941
Icelandair Group HF	25,325,527	3,540,418
Marel HF	4,410,656	15,714,165
Marel HF	167,638	597,214
N1 HF	2,081,100	2,350,442
Reginn HF(16)	22,803,300	5,714,642
Reitir Fasteignafelag HF	13,481,197	12,324,546
Siminn HF	288,361,064	11,489,714
Sjova-Almennar Tryggingar HF	24,775,495	4,371,440
Vatryggingafelag Islands HF	80,060,595	7,901,278

Total Iceland		$96,730,970

Japan — 0.5%
Mitsubishi UFJ Financial Group, Inc.	1,632,800	$10,358,663
Mizuho Financial Group, Inc.	3,369,700	5,992,588
Resona Holdings, Inc.	454,800	2,342,975
Sumitomo Mitsui Financial Group, Inc.	201,400	7,771,176
Sumitomo Mitsui Trust Holdings, Inc.	104,800	3,848,574

Total Japan		$30,313,976

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	38,138,000	$16,735,100

Total Singapore		$16,735,100

South Korea — 0.8%
AMOREPACIFIC Corp.	2,500	$633,408
AMOREPACIFIC Group	5,800	629,534
Coway Co., Ltd.	5,300	469,220
Hana Financial Group, Inc.	25,900	1,181,743
Hankook Tire Co., Ltd.	8,900	497,358
Hyundai Heavy Industries Co., Ltd.(16)	4,400	685,586
Hyundai Mobis Co., Ltd.	6,200	1,362,556
Hyundai Motor Co.	17,100	2,213,691
Hyundai Steel Co.	8,300	464,689
Industrial Bank of Korea	39,800	549,801
Kangwon Land, Inc.	19,800	654,831
KB Financial Group, Inc.	38,900	2,068,320
Kia Motors Corp.	20,100	656,803
Korea Electric Power Corp.	26,200	1,044,543
Korea Zinc Co., Ltd.	1,700	749,458
KT&G Corp.	15,100	1,538,066
LG Chem, Ltd.	4,100	1,202,021
LG Corp.	10,500	707,360
LG Display Co., Ltd.	24,000	677,223
LG Electronics, Inc.	10,400	623,424
LG Household & Health Care, Ltd.	900	796,989
Lotte Chemical Corp.	2,000	658,471
Lotte Shopping Co., Ltd.	2,200	516,775
Naver Corp.	5,600	4,020,948
POSCO	5,100	1,523,956
S-Oil Corp.	7,400	770,845

Security	Shares	Value
Samsung Biologics Co., Ltd.(3)(16)	4,000	$972,339
Samsung C&T Corp.	9,500	1,179,753
Samsung Electronics Co., Ltd.	3,500	7,526,676
Samsung Fire & Marine Insurance Co., Ltd.	2,800	730,503
Samsung Life Insurance Co., Ltd.	11,300	1,267,242
Samsung SDI Co., Ltd.	5,200	781,388
Samsung SDS Co., Ltd.	5,500	878,729
Shinhan Financial Group Co., Ltd.	30,800	1,463,830
SK Holdings Co., Ltd.	3,000	727,633
SK Hynix, Inc.	52,100	3,063,081
SK Innovation Co., Ltd.	4,500	710,217
SK Telecom Co., Ltd.	4,800	1,186,808
Woori Bank	55,800	953,011

Total South Korea		$48,338,829

Vietnam — 0.4%
Bank for Foreign Trade of Vietnam JSC	846,990	$1,406,495
Bank for Investment and Development of Vietnam JSC	468,816	457,771
Bao Viet Holdings	156,900	407,827
Binh Minh Plastics JSC	255,600	893,079
Coteccons Construction JSC(16)	133,000	1,219,264
Danang Rubber JSC	68,640	81,083
Domesco Medical Import Export JSC	240,160	1,289,237
FPT Corp.	30,429	64,735
HA TIEN 1 Cement JSC(16)	219,600	182,070
Hoa Phat Group JSC	870,642	1,236,824
Hoa Sen Group	141,277	173,976
KIDO Group Corp.	373,100	730,276
Kinh Bac City Development Share Holding Corp.(16)	513,300	330,708
Masan Group Corp.	954,000	1,797,106
PetroVietnam Drilling & Well Services JSC(16)	260,463	152,502
PetroVietnam Fertilizer & Chemical JSC	385,500	391,751
PetroVietnam Gas JSC	165,200	455,105
PetroVietnam Nhon Trach 2 Power JSC	882,000	1,111,202
PetroVietnam Technical Services Corp.	628,300	450,748
Pha Lai Thermal Power JSC	219,100	219,295
Saigon - Hanoi Commercial Joint Stock Bank(16)	891,443	325,629
Saigon Securities, Inc.	668,470	773,140
Saigon Thuong Tin Commercial JSB(16)	1,482,405	854,888
Tan Tao Investment & Industry JSC(16)	1,064,400	196,577
Viet Capital Securities JSC(16)	332,000	891,118
Vietnam Construction and Import-Export JSC	311,100	273,668
Vietnam Dairy Products JSC	455,640	3,058,698
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	133,449
Vietnam Prosperity JSC Bank(16)	1,347,390	2,312,200
Vingroup JSC(16)	2,105,376	4,121,044

Total Vietnam		$25,991,465

Total Common Stocks (identified cost $205,964,876)		$228,954,220

Currency Options Purchased — 0.1%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	Deutsche Bank AG	EUR	17,892	SEK	9.53	1/16/18	$318,301
Call SEK/Put EUR	The Toronto-Dominion Bank	EUR	52,294	SEK	9.53	1/16/18	933,537
Call SEK/Put EUR	UBS AG	EUR	28,184	SEK	9.52	1/16/18	485,016
Put CNH/Call USD	Bank of America, N.A.	USD	143,600	CNH	7.28	8/1/17	3,303
Put CNH/Call USD	BNP Paribas	USD	86,400	CNH	7.12	3/8/18	279,936
Put CNH/Call USD	Deutsche Bank AG	USD	49,725	CNH	7.15	3/12/18	147,982
Put CNH/Call USD	Standard Chartered Bank	USD	97,765	CNH	7.12	3/8/18	318,714
Put EUR/Call USD	BNP Paribas	USD	130,215	USD	0.88	2/28/22	849,653
Put EUR/Call USD	Goldman Sachs International	USD	130,110	USD	0.87	2/24/22	762,444

Total Currency Options Purchased (identified cost $14,225,689)							$4,098,886

Call Options Purchased — 0.0%(4)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
FTSE 100 Index	Goldman Sachs International		1,986	GBP	6,275.00	2/15/22	$2,741,934

Total Call Options Purchased (identified cost $2,785,640)							$2,741,934

Put Options Purchased — 0.0%(4)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
E-mini S&P 500 Index Futures 9/2017	Exchange-Traded		2,012	USD	2,425.00	9/15/17	$1,710,200

Total Put Options Purchased (identified cost $1,870,909)							$1,710,200

Interest Rate Swaptions Purchased — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)		Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.20%	Deutsche Bank AG	10/18/17	USD	272,570	$55,828
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.30%	Goldman Sachs International	11/15/17	USD	338,340	106,445

Total Interest Rate Swaptions Purchased (identified cost $2,927,689)					$162,273

Short-Term Investments — 21.0%

Foreign Government Securities — 9.9%

Security	Principal Amount (000’s omitted)		Value
Czech Republic — 3.3%
Czech Republic Ministry of Finance Bill, 0.00%, 8/25/17	CZK	3,077,000	$139,659,236
Czech Republic Ministry of Finance Bill, 0.00%, 9/29/17	CZK	1,500,000	68,120,323

Total Czech Republic			$207,779,559

Egypt — 1.6%
Egypt Treasury Bill, 0.00%, 8/1/17	EGP	168,350	$9,397,623
Egypt Treasury Bill, 0.00%, 8/8/17	EGP	147,900	8,233,898
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	132,675	7,195,880
Egypt Treasury Bill, 0.00%, 10/10/17	EGP	208,675	11,274,321
Egypt Treasury Bill, 0.00%, 10/17/17	EGP	130,875	6,996,900
Egypt Treasury Bill, 0.00%, 10/24/17	EGP	76,150	4,082,681
Egypt Treasury Bill, 0.00%, 10/31/17	EGP	175,100	9,351,728
Egypt Treasury Bill, 0.00%, 11/14/17	EGP	72,400	3,837,152
Egypt Treasury Bill, 0.00%, 11/21/17	EGP	76,150	4,020,456
Egypt Treasury Bill, 0.00%, 11/28/17	EGP	76,150	4,005,078
Egypt Treasury Bill, 0.00%, 12/5/17	EGP	76,175	3,980,459
Egypt Treasury Bill, 0.00%, 12/12/17	EGP	76,125	3,962,630
Egypt Treasury Bill, 0.00%, 12/19/17	EGP	55,975	2,902,592
Egypt Treasury Bill, 0.00%, 1/2/18	EGP	46,500	2,392,895
Egypt Treasury Bill, 0.00%, 1/9/18	EGP	35,275	1,808,333
Egypt Treasury Bill, 0.00%, 1/16/18	EGP	101,800	5,198,789
Egypt Treasury Bill, 0.00%, 1/23/18	EGP	180,100	9,162,451

Total Egypt			$97,803,866

El Salvador — 0.4%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	27,000	$26,963,091

Total El Salvador			$26,963,091

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	450	$181,231
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	8,700	3,389,549

Total Georgia			$3,570,780

Greece — 0.1%
Hellenic Republic Treasury Bill, 0.00%, 1/5/18	EUR	5,000	$5,878,161

Total Greece			$5,878,161

Kazakhstan — 3.7%
National Bank of Kazakhstan Note, 0.00%, 8/18/17	KZT	7,046,550	$21,286,041
National Bank of Kazakhstan Note, 0.00%, 8/25/17	KZT	17,767,600	53,575,932
National Bank of Kazakhstan Note, 0.00%, 9/15/17	KZT	2,598,530	7,794,210
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	2,069,750	6,186,855
National Bank of Kazakhstan Note, 0.00%, 10/20/17	KZT	9,823,210	29,216,063
National Bank of Kazakhstan Note, 0.00%, 11/24/17	KZT	7,206,980	21,254,888
National Bank of Kazakhstan Note, 0.00%, 1/5/18	KZT	19,604,493	57,250,107
National Bank of Kazakhstan Note, 0.00%, 1/26/18	KZT	2,918,330	8,481,080
National Bank of Kazakhstan Note, 0.00%, 3/9/18	KZT	8,451,840	24,326,503

Total Kazakhstan			$229,371,679

Security	Principal Amount (000’s omitted)		Value
Uruguay — 0.7%
Uruguay Treasury Bill, 0.00%, 12/14/17	UYU	75,774	$2,596,033
Uruguay Treasury Bill, 0.00%, 12/22/17	UYU	318,253	10,864,596
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	328,099	11,081,823
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	492,160	16,424,363
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	30,310	992,055
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	121,234	3,975,198

Total Uruguay			$45,934,068

Total Foreign Government Securities (identified cost $606,842,147)			$617,301,204

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/17/17(14)		$60,000	$59,974,200
U.S. Treasury Bill, 0.00%, 9/28/17(14)		39,000	38,939,043

Total U.S. Treasury Obligations (identified cost $98,917,532)			$98,913,243

Repurchase Agreements — 0.4%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 7/17/17 with a maturity date of 9/19/17, an interest rate of 0.67% payable by the Portfolio and repurchase proceeds of EUR 17,645,189, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,499,058.	EUR	17,666	$20,912,512

Total Repurchase Agreements (identified cost $20,284,505)			$20,912,512

Other — 9.1%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(18)		568,119,834	$568,233,458

Total Other (identified cost $568,256,227)			$568,233,458

Total Short-Term Investments (identified cost $1,294,300,411)			$1,305,360,417

Value
Total Investments — 98.8% (identified cost $5,957,091,036)	$6,158,524,788

Less Unfunded Loan Commitments — (0.1)%	$(5,763,997)

Net Investments — 98.7% (identified cost $5,951,327,039)	$6,152,760,791

Currency Options Written — (0.0)%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD 86,400	CNH 7.12	3/8/18	$(279,936)
Put CNH/Call USD	Deutsche Bank AG	USD 25,125	CNH 7.15	3/12/18	(74,772)
Put CNH/Call USD	Deutsche Bank AG	USD 24,600	CNH 7.15	3/12/18	(73,210)
Put CNH/Call USD	Nomura International PLC	USD 143,600	CNH 7.28	8/1/17	(3,303)
Put CNH/Call USD	Standard Chartered Bank	USD 97,765	CNH 7.12	3/8/18	(318,714)

Total Currency Options Written (premiums received $2,381,313)					$(749,935)

Put Options Written — (0.0)%(4)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
E-mini S&P 500 Index Futures 9/2017	Exchange-Traded	2,012	USD 2,350.00	9/15/17	$(855,100)

Total Put Options Written (premiums received $965,509)					$(855,100)

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security	Principal Amount (000’s omitted)	Value
Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR (15,000)	$(19,494,582)

Total Spain		$(19,494,582)

Total Foreign Government Bonds (proceeds $20,008,799)		$(19,494,582)

Total Securities Sold Short (proceeds $20,008,799)		$(19,494,582)

Other Assets, Less Liabilities — 1.6%		$99,575,003

Net Assets — 100.0%		$6,231,236,177

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $2,204,816,993 or 35.4% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $144,961,854 or 2.3% of the Portfolio’s net assets.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(7)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at July 31, 2017.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at July 31, 2017.

(10)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(11)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(12)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2017.

(13)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2017.

(14)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(15)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(16)	Non-income producing security.

(17)	Securities are traded on separate exchanges for the same entity.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $5,638,406.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ARS	208,878,000	USD	11,745,475	BNP Paribas	8/1/17	$93,131	$—
ARS	208,878,000	USD	11,935,886	BNP Paribas	8/1/17	—	(97,280)
EUR	14,990,307	HUF	4,623,895,000	JPMorgan Chase Bank, N.A.	8/1/17	—	(257,024)
EUR	27,048,615	HUF	8,352,680,000	Nomura International PLC	8/1/17	—	(499,950)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	29,669,345	PLN	126,302,400	HSBC Bank USA, N.A.	8/1/17	$—	$(2,885)
EUR	12,539,126	PLN	53,360,000	JPMorgan Chase Bank, N.A.	8/1/17	4,081	—
HUF	7,918,515,000	EUR	25,941,081	HSBC Bank USA, N.A.	8/1/17	120,682	—
HUF	5,058,060,000	EUR	16,557,366	JPMorgan Chase Bank, N.A.	8/1/17	92,306	—
KES	575,104,000	USD	5,247,299	Citibank, N.A.	8/1/17	283,611	—
KES	241,181,000	USD	2,320,610	Citibank, N.A.	8/1/17	—	(1,116)
KES	333,923,000	USD	3,212,961	Citibank, N.A.	8/1/17	—	(1,545)
PLN	66,572,400	EUR	15,878,737	JPMorgan Chase Bank, N.A.	8/1/17	—	(283,065)
PLN	113,090,000	EUR	26,999,636	Nomura International PLC	8/1/17	—	(511,161)
USD	11,861,329	ARS	208,878,000	BNP Paribas	8/1/17	22,723	—
USD	11,745,475	ARS	208,878,000	BNP Paribas	8/1/17	—	(93,131)
USD	5,533,571	KES	575,104,000	Citibank, N.A.	8/1/17	2,661	—
USD	2,313,043	KES	241,181,000	Citibank, N.A.	8/1/17	—	(6,451)
USD	3,201,563	KES	333,923,000	Citibank, N.A.	8/1/17	—	(9,853)
EUR	116,597,150	USD	137,911,109	Standard Chartered Bank	8/3/17	123,804	—
THB	117,100,000	USD	3,324,815	Standard Chartered Bank	8/3/17	194,222	—
THB	34,899,000	USD	1,010,686	Standard Chartered Bank	8/3/17	38,083	—
USD	130,891,961	EUR	116,597,150	Standard Chartered Bank	8/3/17	—	(7,142,953)
USD	5,626,118	THB	197,533,000	Deutsche Bank AG	8/3/17	—	(310,057)
USD	4,245,782	THB	151,999,000	JPMorgan Chase Bank, N.A.	8/3/17	—	(322,025)
USD	11,975,993	THB	401,585,000	Standard Chartered Bank	8/3/17	—	(92,262)
USD	6,595,843	THB	231,646,000	Standard Chartered Bank	8/3/17	—	(365,481)
COP	94,983,760,730	USD	31,869,820	BNP Paribas	8/4/17	—	(68,756)
COP	62,774,981,270	USD	21,021,342	Standard Chartered Bank	8/4/17	—	(3,946)
SEK	170,835,000	EUR	17,745,311	Citibank, N.A.	8/4/17	152,462	—
RUB	3,319,673,519	USD	55,332,503	Deutsche Bank AG	8/7/17	137,326	—
USD	26,382	EUR	23,203	Standard Chartered Bank	8/7/17	—	(1,093)
USD	154,248	EUR	133,100	Standard Chartered Bank	8/7/17	—	(3,356)
USD	370,365	EUR	330,300	Standard Chartered Bank	8/7/17	—	(20,745)
USD	680,360	EUR	604,700	Standard Chartered Bank	8/7/17	—	(35,670)
USD	651,642	EUR	583,000	Standard Chartered Bank	8/7/17	—	(38,692)
USD	6,906,181	EUR	6,116,915	Standard Chartered Bank	8/7/17	—	(336,904)
USD	9,722,764	RUB	575,223,000	Bank of America, N.A.	8/7/17	111,119	—
USD	25,540,938	RUB	1,501,092,000	Goldman Sachs International	8/7/17	458,557	—
USD	20,633,231	RUB	1,243,358,519	Goldman Sachs International	8/7/17	—	(142,572)
USD	5,000,997	ZAR	67,727,000	Goldman Sachs International	8/7/17	—	(133,926)
ZAR	67,727,000	USD	5,219,936	Goldman Sachs International	8/7/17	—	(85,013)
COP	90,061,700,000	USD	30,357,024	Standard Chartered Bank	8/8/17	—	(217,528)
COP	51,485,646,000	USD	16,803,958	UBS AG	8/8/17	425,913	—
TRY	114,819,000	USD	31,427,985	BNP Paribas	8/8/17	1,129,634	—
TRY	12,254,000	USD	3,397,848	BNP Paribas	8/8/17	76,847	—
TRY	101,451,000	USD	27,751,457	Citibank, N.A.	8/8/17	1,015,585	—
USD	26,439,090	CLP	17,775,000,000	Standard Chartered Bank	8/8/17	—	(911,753)
USD	77,406	TRY	274,900	BNP Paribas	8/8/17	—	(543)
USD	35,606,942	TRY	126,798,100	BNP Paribas	8/8/17	—	(347,423)
USD	8,750,141	TRY	31,136,500	Citibank, N.A.	8/8/17	—	(78,801)
USD	19,796,864	TRY	70,314,500	Citibank, N.A.	8/8/17	—	(141,236)
USD	30,365,528	ZAR	417,110,000	BNP Paribas	8/8/17	—	(1,253,752)
USD	25,114,892	ZAR	345,817,000	Citibank, N.A.	8/8/17	—	(1,099,978)
ZAR	417,110,000	USD	31,840,701	BNP Paribas	8/8/17	—	(221,421)
ZAR	165,466,000	USD	12,652,627	Citibank, N.A.	8/8/17	—	(109,376)
ZAR	180,351,000	USD	13,929,353	Citibank, N.A.	8/8/17	—	(257,735)
COP	65,478,220,000	USD	21,858,862	The Bank of Nova Scotia	8/9/17	51,200	—
SEK	259,500,000	EUR	26,864,327	UBS AG	8/9/17	340,031	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	34,075,894	EUR	30,128,330	Goldman Sachs International	8/10/17	$—	$(1,604,829)
AUD	80,010,000	USD	58,966,170	Goldman Sachs International	8/11/17	5,034,688	—
TRY	107,882,501	USD	29,175,963	Goldman Sachs International	8/11/17	1,383,271	—
USD	18,119,263	AUD	23,916,031	Goldman Sachs International	8/11/17	—	(1,011,427)
USD	57,729,405	AUD	78,110,347	Goldman Sachs International	8/11/17	—	(4,751,900)
USD	112,831,186	EUR	99,720,000	Standard Chartered Bank	8/11/17	—	(5,272,442)
USD	30,317,870	TRY	107,882,501	Goldman Sachs International	8/11/17	—	(241,365)
COP	30,603,836,000	USD	9,971,599	Standard Chartered Bank	8/14/17	263,205	—
OMR	26,714,450	USD	69,307,173	Standard Chartered Bank	8/14/17	50,250	—
OMR	8,146,000	USD	21,147,456	Standard Chartered Bank	8/14/17	1,606	—
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	—	(499,815)
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	—	(501,586)
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	—	(801,649)
ARS	83,162,600	USD	5,094,187	Citibank, N.A.	8/16/17	—	(420,039)
ARS	180,740,000	USD	11,047,677	Standard Chartered Bank	8/16/17	—	(889,199)
JPY	4,172,344,000	USD	37,744,081	Goldman Sachs International	8/17/17	125,880	—
RSD	252,710,731	USD	2,308,282	Deutsche Bank AG	8/17/17	179,866	—
USD	57,270,138	JPY	6,264,780,360	Goldman Sachs International	8/17/17	408,338	—
USD	72,815,594	EUR	64,729,000	Goldman Sachs International	8/18/17	—	(3,874,024)
EGP	84,605,000	USD	4,801,646	Citibank, N.A.	8/21/17	—	(105,421)
USD	27,624,617	AUD	34,748,820	Deutsche Bank AG	8/21/17	—	(167,991)
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	—	(474,288)
CNH	208,659,100	USD	29,795,673	Australia and New Zealand Banking Group Limited	8/22/17	1,195,893	—
CNH	126,895,200	USD	18,096,863	Standard Chartered Bank	8/22/17	750,535	—
EUR	21,014,341	HUF	6,522,221,000	HSBC Bank USA, N.A.	8/22/17	—	(513,154)
PLN	88,844,000	EUR	20,967,620	HSBC Bank USA, N.A.	8/22/17	—	(139,684)
RUB	225,876,708	USD	3,769,009	Deutsche Bank AG	8/22/17	—	(5,393)
RUB	1,243,358,519	USD	20,569,400	Goldman Sachs International	8/22/17	147,758	—
RUB	1,215,479,000	USD	20,320,129	Goldman Sachs International	8/22/17	—	(67,507)
RUB	109,537,000	USD	1,828,344	Standard Chartered Bank	8/22/17	—	(3,210)
RUB	344,014,019	USD	5,755,967	Standard Chartered Bank	8/22/17	—	(23,918)
RUB	245,513,100	USD	4,119,555	Standard Chartered Bank	8/22/17	—	(28,753)
USD	12,050,294	CNH	81,942,000	Nomura International PLC	8/22/17	—	(120,327)
USD	18,670,836	CNH	126,717,100	Nomura International PLC	8/22/17	—	(150,108)
USD	18,661,608	CNH	126,895,200	Standard Chartered Bank	8/22/17	—	(185,790)
USD	2,101,143	RUB	125,683,000	Goldman Sachs International	8/22/17	6,980	—
USD	427,121	RUB	25,704,346	Goldman Sachs International	8/22/17	—	(1,172)
USD	22,417,974	RUB	1,355,727,000	HSBC Bank USA, N.A.	8/22/17	—	(171,496)
USD	31,032,063	RUB	1,876,664,000	HSBC Bank USA, N.A.	8/22/17	—	(237,393)
EUR	5,490,600	USD	6,275,921	JPMorgan Chase Bank, N.A.	8/24/17	231,245	—
EUR	3,297,400	USD	3,764,411	JPMorgan Chase Bank, N.A.	8/24/17	143,491	—
EUR	1,878,422	USD	2,151,187	JPMorgan Chase Bank, N.A.	8/24/17	75,018	—
USD	169,064,416	EUR	151,119,031	JPMorgan Chase Bank, N.A.	8/24/17	—	(10,033,775)
EUR	17,886,326	HUF	5,526,338,000	BNP Paribas	8/25/17	—	(338,711)
PLN	75,242,800	EUR	17,818,225	BNP Paribas	8/25/17	—	(193,403)
EUR	13,439,051	HUF	4,144,657,000	JPMorgan Chase Bank, N.A.	8/28/17	—	(224,483)
INR	1,154,560,000	USD	17,808,215	Barclays Bank PLC	8/28/17	147,781	—
INR	771,700,000	USD	11,901,053	Barclays Bank PLC	8/28/17	100,612	—
INR	558,400,000	USD	8,612,021	Standard Chartered Bank	8/28/17	72,351	—
INR	410,519,678	USD	6,329,320	Standard Chartered Bank	8/28/17	55,182	—
INR	1,356,950,000	USD	20,930,896	UBS AG	8/28/17	172,718	—
PLN	56,333,000	EUR	13,383,971	JPMorgan Chase Bank, N.A.	8/28/17	—	(199,187)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,924,726	INR	125,338,135	BNP Paribas	8/28/17	$—	$(24,563)
USD	6,922,797	INR	454,128,543	BNP Paribas	8/28/17	—	(139,920)
USD	4,424,652	INR	287,890,000	Deutsche Bank AG	8/28/17	—	(52,683)
USD	4,004,312	INR	260,000,000	Goldman Sachs International	8/28/17	—	(39,271)
USD	6,383,620	INR	415,063,000	Goldman Sachs International	8/28/17	—	(71,540)
USD	7,958,880	INR	515,815,000	JPMorgan Chase Bank, N.A.	8/28/17	—	(63,200)
USD	8,252,828	INR	539,900,000	JPMorgan Chase Bank, N.A.	8/28/17	—	(143,827)
USD	5,282,045	INR	342,435,000	Morgan Stanley & Co. International PLC	8/28/17	—	(43,587)
USD	7,295,931	INR	473,360,000	UBS AG	8/28/17	—	(65,878)
USD	12,849,916	INR	838,200,000	UBS AG	8/28/17	—	(185,973)
USD	45,833,804	NZD	64,998,197	JPMorgan Chase Bank, N.A.	8/29/17	—	(2,956,005)
USD	51,056,480	NZD	72,400,000	UBS AG	8/29/17	—	(3,289,368)
EUR	13,401,374	HUF	4,126,015,000	Goldman Sachs International	8/30/17	—	(196,237)
PLN	56,131,000	EUR	13,346,411	Goldman Sachs International	8/30/17	—	(212,510)
EUR	9,360,506	USD	10,465,982	Goldman Sachs International	8/31/17	631,595	—
KRW	20,766,600,000	USD	18,572,285	Goldman Sachs International	8/31/17	—	(26,245)
USD	10,465,982	EUR	9,360,506	Goldman Sachs International	8/31/17	—	(631,595)
USD	19,426,988	EUR	17,375,000	Goldman Sachs International	8/31/17	—	(1,172,369)
COP	3,003,000,000	USD	1,000,000	Citibank, N.A.	9/1/17	2,271	—
USD	26,357,418	EUR	23,562,231	JPMorgan Chase Bank, N.A.	9/1/17	—	(1,578,803)
COP	32,267,576,000	USD	10,502,401	Standard Chartered Bank	9/5/17	262,303	—
TRY	100,532,000	USD	28,044,746	Deutsche Bank AG	9/5/17	199,750	—
USD	28,068,236	TRY	100,532,000	Deutsche Bank AG	9/5/17	—	(176,260)
USD	56,666,365	ZAR	750,750,000	Deutsche Bank AG	9/5/17	16,035	—
ZAR	750,750,000	USD	57,658,190	Deutsche Bank AG	9/5/17	—	(1,007,860)
USD	15,296,518	SGD	21,183,000	Goldman Sachs International	9/6/17	—	(342,241)
THB	458,185,000	USD	13,348,434	BNP Paribas	9/7/17	423,596	—
THB	451,855,000	USD	13,137,229	Goldman Sachs International	9/7/17	444,535	—
THB	584,825,000	USD	17,005,670	Standard Chartered Bank	9/7/17	572,879	—
THB	465,345,000	USD	13,559,004	Standard Chartered Bank	9/7/17	428,241	—
USD	56,887,945	NZD	80,470,000	Morgan Stanley & Co. International PLC	9/7/17	—	(3,505,859)
USD	35,527,145	NZD	50,261,863	Standard Chartered Bank	9/7/17	—	(2,195,050)
USD	13,042,556	THB	458,185,000	BNP Paribas	9/7/17	—	(729,474)
USD	12,862,368	THB	451,855,000	Goldman Sachs International	9/7/17	—	(719,396)
USD	29,902,335	THB	1,050,170,000	Standard Chartered Bank	9/7/17	—	(1,663,459)
EUR	5,710,000	USD	6,537,379	Standard Chartered Bank	9/8/17	235,151	—
EUR	4,800,000	USD	5,495,520	Standard Chartered Bank	9/8/17	197,675	—
EUR	2,717,000	USD	3,181,824	Standard Chartered Bank	9/8/17	40,761	—
USD	1,558,257	EUR	1,355,355	JPMorgan Chase Bank, N.A.	9/8/17	—	(49,306)
USD	936,339	EUR	813,190	Standard Chartered Bank	9/8/17	—	(28,171)
USD	1,095,923	EUR	948,711	Standard Chartered Bank	9/8/17	—	(29,327)
USD	1,317,848	EUR	1,151,965	Standard Chartered Bank	9/8/17	—	(48,477)
USD	3,593,824	EUR	3,132,282	Standard Chartered Bank	9/8/17	—	(121,321)
USD	5,627,090	EUR	4,921,151	Standard Chartered Bank	9/8/17	—	(209,800)
USD	116,302,192	EUR	103,925,682	Standard Chartered Bank	9/8/17	—	(6,962,226)
AUD	37,021,000	NZD	38,887,229	Goldman Sachs International	9/11/17	419,054	—
AUD	47,935,750	USD	36,811,540	Deutsche Bank AG	9/11/17	1,518,364	—
UGX	18,083,405,000	USD	4,796,659	Citibank, N.A.	9/11/17	147,243	—
USD	27,399,774	NZD	37,908,294	Deutsche Bank AG	9/11/17	—	(1,048,882)
USD	27,175,936	NZD	37,701,000	Standard Chartered Bank	9/11/17	—	(1,117,153)
USD	40,207,823	NZD	56,092,000	Standard Chartered Bank	9/11/17	—	(1,886,976)
SEK	274,180,000	EUR	28,062,382	UBS AG	9/12/17	744,860	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
THB	354,099,986	USD	10,409,654	Deutsche Bank AG	9/12/17	$234,018	$—
USD	6,025,396	THB	210,075,416	Australia and New Zealand Banking Group Limited	9/12/17	—	(289,131)
USD	5,977,642	THB	210,263,560	Australia and New Zealand Banking Group Limited	9/12/17	—	(342,540)
USD	4,490,057	THB	157,443,860	Deutsche Bank AG	9/12/17	—	(242,450)
USD	6,029,447	THB	209,529,312	Deutsche Bank AG	9/12/17	—	(268,665)
USD	9,032,943	THB	314,798,076	Deutsche Bank AG	9/12/17	—	(429,377)
USD	10,544,971	THB	366,648,653	Deutsche Bank AG	9/12/17	—	(475,893)
USD	11,996,251	THB	420,468,584	Deutsche Bank AG	9/12/17	—	(642,354)
USD	13,218,176	THB	443,331,000	Goldman Sachs International	9/12/17	—	(107,636)
USD	2,996,303	THB	105,260,112	Goldman Sachs International	9/12/17	—	(167,646)
ARS	453,360,100	USD	25,803,079	BNP Paribas	9/14/17	—	(760,840)
EUR	4,550,000	USD	5,331,003	JPMorgan Chase Bank, N.A.	9/14/17	67,510	—
USD	1,588,521	EUR	1,389,242	JPMorgan Chase Bank, N.A.	9/14/17	—	(59,796)
USD	2,237,026	EUR	1,944,535	JPMorgan Chase Bank, N.A.	9/14/17	—	(70,138)
USD	2,228,188	EUR	1,947,521	JPMorgan Chase Bank, N.A.	9/14/17	—	(82,519)
USD	3,101,306	EUR	2,685,090	JPMorgan Chase Bank, N.A.	9/14/17	—	(84,517)
USD	3,567,076	EUR	3,107,846	JPMorgan Chase Bank, N.A.	9/14/17	—	(120,340)
USD	90,485,305	EUR	80,833,755	JPMorgan Chase Bank, N.A.	9/14/17	—	(5,422,849)
EUR	14,947,056	USD	17,471,539	JPMorgan Chase Bank, N.A.	9/15/17	263,947	—
USD	3,067,855	EUR	2,686,200	JPMorgan Chase Bank, N.A.	9/15/17	—	(119,466)
USD	309,498,431	EUR	270,257,100	JPMorgan Chase Bank, N.A.	9/15/17	—	(11,176,165)
ARS	173,400,500	USD	9,948,394	BNP Paribas	9/18/17	—	(393,736)
USD	7,223,738	THB	244,668,000	BNP Paribas	9/19/17	—	(130,787)
USD	36,759,388	PHP	1,850,100,000	Deutsche Bank AG	9/21/17	207,116	—
CNH	282,827,436	USD	40,228,638	Deutsche Bank AG	9/22/17	1,714,154	—
CNH	35,000,000	USD	5,060,363	Deutsche Bank AG	9/22/17	130,073	—
CNH	42,496,000	USD	6,174,052	Deutsche Bank AG	9/22/17	128,027	—
CNH	69,674,312	USD	9,911,702	Standard Chartered Bank	9/22/17	420,871	—
CNH	53,483,000	USD	7,730,992	Standard Chartered Bank	9/22/17	200,440	—
CNH	45,000,000	USD	6,537,847	Standard Chartered Bank	9/22/17	135,571	—
CZK	1,433,032,000	EUR	53,399,612	JPMorgan Chase Bank, N.A.	9/22/17	1,899,435	—
EUR	53,883,512	CZK	1,433,032,000	Societe Generale	9/22/17	—	(1,325,034)
USD	52,626,546	CNH	360,323,436	Deutsche Bank AG	9/22/17	—	(808,761)
USD	24,557,475	CNH	168,157,312	Standard Chartered Bank	9/22/17	—	(379,947)
COP	83,369,890,000	USD	27,496,666	BNP Paribas	9/25/17	249,300	—
CZK	1,120,719,500	EUR	41,721,372	JPMorgan Chase Bank, N.A.	9/25/17	1,537,905	—
EUR	41,755,570	CZK	1,120,719,500	JPMorgan Chase Bank, N.A.	9/25/17	—	(1,497,305)
SGD	356,970	USD	257,403	Goldman Sachs International	9/25/17	6,213	—
SGD	41,988,000	USD	30,237,649	Standard Chartered Bank	9/25/17	769,824	—
SGD	41,631,030	USD	30,019,924	Standard Chartered Bank	9/25/17	723,932	—
UGX	10,322,690,000	USD	2,749,052	Barclays Bank PLC	9/25/17	59,910	—
USD	28,995,353	NZD	39,829,000	Deutsche Bank AG	9/25/17	—	(887,281)
USD	15,138,967	NZD	20,920,000	Standard Chartered Bank	9/25/17	—	(556,749)
USD	15,070,209	NZD	20,923,000	Standard Chartered Bank	9/25/17	—	(627,758)
ARS	52,844,780	USD	2,900,372	Citibank, N.A.	9/26/17	—	(2,731)
CZK	1,702,487,000	EUR	63,364,080	JPMorgan Chase Bank, N.A.	9/27/17	2,358,472	—
EUR	25,178,618	CZK	675,920,000	Societe Generale	9/27/17	—	(910,399)
EUR	38,233,408	CZK	1,026,567,000	Societe Generale	9/27/17	—	(1,391,143)
USD	11,922,718	JPY	1,321,144,480	Standard Chartered Bank	9/27/17	—	(91,576)
USD	137,348,778	EUR	119,537,666	Standard Chartered Bank	9/28/17	—	(4,593,883)
CZK	719,964,000	EUR	26,794,343	Societe Generale	9/29/17	1,001,259	—
EUR	26,824,292	CZK	719,964,000	Societe Generale	9/29/17	—	(965,695)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	8,004,712,000	USD	2,119,331	JPMorgan Chase Bank, N.A.	9/29/17	$55,966	$—
UGX	8,000,480,000	USD	2,119,332	JPMorgan Chase Bank, N.A.	9/29/17	54,814	—
COP	26,351,271,000	USD	8,727,031	Citibank, N.A.	10/2/17	35,448	—
COP	29,102,729,000	USD	9,638,261	Standard Chartered Bank	10/2/17	39,149	—
CZK	49,490,000	EUR	1,905,697	JPMorgan Chase Bank, N.A.	10/4/17	—	(6,825)
USD	5,096,515	EUR	4,421,410	Standard Chartered Bank	10/5/17	—	(155,616)
USD	5,611,296	EUR	4,930,710	Goldman Sachs International	10/6/17	—	(246,130)
USD	71,486,672	EUR	61,583,970	Standard Chartered Bank	10/6/17	—	(1,671,869)
CNH	97,914,600	USD	14,041,358	BNP Paribas	10/10/17	465,369	—
CNH	128,165,000	USD	18,368,327	JPMorgan Chase Bank, N.A.	10/10/17	620,206	—
CNH	2,987,400	USD	428,178	Standard Chartered Bank	10/10/17	14,426	—
UGX	16,179,828,000	USD	4,280,378	Citibank, N.A.	10/10/17	99,800	—
UGX	16,231,090,000	USD	4,298,488	Citibank, N.A.	10/10/17	95,568	—
USD	14,046,394	CNH	97,914,600	BNP Paribas	10/10/17	—	(460,333)
USD	18,370,960	CNH	128,165,000	JPMorgan Chase Bank, N.A.	10/10/17	—	(617,573)
USD	428,393	CNH	2,987,400	Standard Chartered Bank	10/10/17	—	(14,211)
USD	12,905,493	EUR	11,159,577	Deutsche Bank AG	10/13/17	—	(356,336)
SEK	265,010,000	EUR	27,782,903	Goldman Sachs International	10/18/17	—	(60,081)
USD	59,333,197	EUR	50,716,469	Deutsche Bank AG	10/19/17	—	(956,134)
USD	309,185	EUR	262,492	Goldman Sachs International	10/20/17	—	(2,869)
USD	7,159,168	EUR	6,111,112	Goldman Sachs International	10/20/17	—	(105,811)
USD	177,467,081	EUR	151,487,052	Goldman Sachs International	10/20/17	—	(2,622,920)
KRW	48,261,400,000	USD	42,916,189	Bank of America, N.A.	10/23/17	204,029	—
KRW	27,312,000,000	USD	24,264,823	BNP Paribas	10/23/17	137,689	—
KRW	22,797,000,000	USD	20,276,617	Credit Agricole Corporate and Investment Bank	10/23/17	91,869	—
USD	119,820,854	JPY	13,337,738,526	Standard Chartered Bank	10/23/17	—	(1,619,920)
USD	138,526,159	EUR	116,597,150	Standard Chartered Bank	10/26/17	—	(129,576)
ARS	208,878,000	USD	11,242,088	BNP Paribas	10/31/17	—	(8,346)
SEK	83,060,000	EUR	8,653,210	JPMorgan Chase Bank, N.A.	10/31/17	46,422	—
EUR	25,916,035	HUF	7,918,515,000	HSBC Bank USA, N.A.	11/2/17	—	(127,563)
EUR	16,542,204	HUF	5,058,060,000	JPMorgan Chase Bank, N.A.	11/2/17	—	(95,781)
PLN	126,302,400	EUR	29,520,425	HSBC Bank USA, N.A.	11/2/17	5,414	—
PLN	53,360,000	EUR	12,476,385	JPMorgan Chase Bank, N.A.	11/2/17	—	(3,246)
USD	7,905,676	THB	265,128,707	Deutsche Bank AG	11/10/17	—	(64,722)
USD	10,298,209	THB	362,188,000	Deutsche Bank AG	11/10/17	—	(590,022)
USD	6,087,294	THB	214,638,000	Standard Chartered Bank	11/10/17	—	(365,233)
CNH	253,595,000	USD	36,004,117	Bank of America, N.A.	11/13/17	1,496,930	—
USD	36,498,993	CNH	253,595,000	Bank of America, N.A.	11/13/17	—	(1,002,054)
USD	8,232,754	THB	293,580,000	Deutsche Bank AG	11/16/17	—	(593,122)
USD	1,560,331	THB	55,579,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(110,536)
UGX	11,896,900,000	USD	3,178,440	Citibank, N.A.	12/8/17	—	(22,512)
UGX	5,838,274,000	USD	1,561,036	JPMorgan Chase Bank, N.A.	12/13/17	—	(14,921)
UGX	11,965,500,000	USD	3,199,332	Citibank, N.A.	1/8/18	—	(58,231)
UGX	4,540,919,000	USD	1,214,149	Standard Chartered Bank	1/11/18	—	(23,298)
CNH	140,584,000	USD	19,514,714	Citibank, N.A.	1/12/18	1,203,592	—
USD	19,514,714	CNH	140,584,000	Citibank, N.A.	1/12/18	—	(1,203,592)
USD	42,064,838	KRW	48,258,885,000	Standard Chartered Bank	1/16/18	—	(1,124,174)
CNH	248,174,000	USD	34,914,744	Australia and New Zealand Banking Group Limited	1/17/18	1,649,043	—
CNH	193,901,400	USD	27,306,210	HSBC Bank USA, N.A.	1/17/18	1,261,526	—
CNH	104,000,600	USD	14,657,861	HSBC Bank USA, N.A.	1/17/18	664,678	—
CNH	123,669,000	USD	17,398,565	Nomura International PLC	1/17/18	821,744	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	34,753,396	CNH	248,174,000	Australia and New Zealand Banking Group Limited	1/17/18	$—	$(1,810,391)
USD	41,749,282	CNH	297,902,000	HSBC Bank USA, N.A.	1/17/18	—	(2,140,994)
USD	17,313,314	CNH	123,669,000	Nomura International PLC	1/17/18	—	(906,995)
CNH	301,570,000	USD	42,444,757	BNP Paribas	1/18/18	1,983,403	—
USD	42,218,956	CNH	301,570,000	BNP Paribas	1/18/18	—	(2,209,205)
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(609,798)
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	—	(931,141)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(1,121,957)
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	—	(25,015)
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	—	(190,040)
MAD	10,190,000	USD	1,000,000	Credit Agricole Corporate and Investment Bank	6/4/18	19,305	—
MAD	21,042,000	USD	2,073,103	BNP Paribas	6/7/18	31,046	—
MAD	27,626,000	USD	2,711,089	Credit Agricole Corporate and Investment Bank	6/7/18	51,445	—
USD	2,488,538	EUR	2,167,528	BNP Paribas	6/7/18	—	(122,079)
USD	213,614	EUR	186,121	Deutsche Bank AG	6/7/18	—	(10,554)
USD	1,661,008	EUR	1,450,345	Deutsche Bank AG	6/7/18	—	(85,819)
USD	3,327,570	EUR	2,892,191	Deutsche Bank AG	6/7/18	—	(155,848)
MAD	55,253,000	USD	5,422,277	Credit Agricole Corporate and Investment Bank	6/8/18	102,297	—
MAD	27,721,000	USD	2,711,100	Societe Generale	6/11/18	59,741	—
MAD	18,265,000	USD	1,786,832	Standard Chartered Bank	6/11/18	38,838	—
USD	924,527	EUR	807,122	Standard Chartered Bank	6/11/18	—	(47,816)
MAD	82,879,000	USD	8,133,366	Credit Agricole Corporate and Investment Bank	6/12/18	149,879	—
USD	1,662,988	EUR	1,426,600	Standard Chartered Bank	6/12/18	—	(55,743)
USD	3,101,003	EUR	2,667,415	Standard Chartered Bank	6/12/18	—	(112,629)
USD	4,980,401	EUR	4,343,625	Standard Chartered Bank	6/12/18	—	(252,686)
MAD	27,561,500	USD	2,711,118	Societe Generale	7/13/18	34,330	—
MAD	51,393,000	USD	5,093,206	Societe Generale	7/16/18	24,494	—
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(258,518)
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(345,400)
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(223,111)
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(114,454)
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(437,058)
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	—	(800,915)
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(481,422)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(490,682)
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(49,102)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	65,369	—
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	75,878	—
USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(74,431)
USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(438,684)
USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(353,847)
USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(191,596)
USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(48,996)
USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(56,455)
USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	—	(451,165)
USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(748,072)

						$45,512,643	$(147,705,991)

Forward Volatility Agreements

Reference Entity	Counterparty	Strike Volatility Rate	Expiration(1)	Notional Amount† (000’s omitted)		Net Unrealized Appreciation (Depreciation)
CAD versus USD, 1 year term	BNP Paribas	8.45%	3/26/18		26,855	$24,492
CAD versus USD, 1 year term	Deutsche Bank AG	8.63	3/28/18		51,645	(21,071)
CHF versus USD, 1 year term	Deutsche Bank AG	8.58	6/14/18		51,643	84,798
CHF versus USD, 1 year term	BNP Paribas	8.35	6/19/18		26,857	92,925
EUR versus USD, 1 year term	Deutsche Bank AG	8.63	3/22/18	EUR	51,647	(108,401)
EUR versus USD, 1 year term	BNP Paribas	8.55	6/20/18	EUR	25,824	3,485

						$76,228

(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

†	Notional amount is stated in USD unless otherwise noted.

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/3/17	COP	81,156,900	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$27,177,907	$77,267
8/8/17	COP	39,976,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	13,387,472	187
8/10/17	COP	76,214,400	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	25,522,758	12,072
8/11/17	COP	63,512,000	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	21,268,965	80,375
8/14/17	COP	71,920,900	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	24,084,946	123,652
8/14/17	COP	37,863,600	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	12,679,802	63,691
8/14/17	COP	63,512,000	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	21,268,965	(11,166)
8/16/17	COP	76,214,400	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	25,522,758	(15,722)
8/17/17	COP	76,214,400	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	25,522,758	(16,411)
8/18/17	COP	50,809,700	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	17,015,205	(54,806)

						$259,139

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	762	Short	Aug-17	$(37,681,159)	$(40,172,640)	$(2,491,481)
WTI Crude Oil	286	Short	Aug-17	(15,752,471)	(14,348,620)	1,403,851
Equity Futures
MSCI Singapore Index	1,173	Short	Aug-17	(31,750,490)	(31,874,493)	(124,003)
Interest Rate Futures
Euro-Bobl	114	Short	Sep-17	(17,975,772)	(17,821,926)	153,846
Euro-Bund	231	Short	Sep-17	(45,115,083)	(44,286,506)	828,577
Japan 10-Year Bond	105	Short	Sep-17	(143,401,742)	(143,016,010)	385,732
U.S. 2-Year Treasury Note	503	Short	Sep-17	(108,860,531)	(108,820,906)	39,625
U.S. 5-Year Deliverable Interest Rate Swap	1,715	Short	Sep-17	(172,065,047)	(171,955,547)	109,500
U.S. 5-Year Treasury Note	898	Short	Sep-17	(106,118,344)	(106,097,297)	21,047
U.S. 10-Year Deliverable Interest Rate Swap	3,827	Short	Sep-17	(392,866,106)	(390,114,812)	2,751,294
U.S. 10-Year Treasury Note	77	Short	Sep-17	(9,698,814)	(9,693,578)	5,236

						$3,083,224

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

WTI: West Texas Intermediate

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	4,566,390	Pays	Mexico Interbank TIIE 28 Day	6.83%		6/28/19	$(929,164)
CME Group, Inc.	MXN	2,065,865	Pays	Mexico Interbank TIIE 28 Day	6.83		7/1/19	(413,488)
CME Group, Inc.	MXN	2,451,525	Pays	Mexico Interbank TIIE 28 Day	6.83		7/1/19	(481,694)
LCH.Clearnet(1)	EUR	256,836	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	9/20/22	(74,500)
LCH.Clearnet(1)	EUR	68,227	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	9/20/27	285,525
LCH.Clearnet	HUF	2,635,868	Receives	6-month HUF BUBOR	1.27		12/13/21	(171,770)
LCH.Clearnet	HUF	6,569,260	Receives	6-month HUF BUBOR	1.46		1/12/22	(632,073)
LCH.Clearnet	HUF	6,043,740	Receives	6-month HUF BUBOR	1.44		1/13/22	(551,769)
LCH.Clearnet	HUF	3,485,900	Receives	6-month HUF BUBOR	1.92		7/28/26	375,764
LCH.Clearnet	HUF	2,453,200	Receives	6-month HUF BUBOR	1.94		8/1/26	101,222
LCH.Clearnet	HUF	940,022	Receives	6-month HUF BUBOR	1.94		9/21/26	60,023
LCH.Clearnet	HUF	964,125	Receives	6-month HUF BUBOR	1.93		9/21/26	63,294
LCH.Clearnet	HUF	2,378,174	Receives	6-month HUF BUBOR	1.89		9/21/26	191,997
LCH.Clearnet	HUF	957,698	Receives	6-month HUF BUBOR	2.14		10/13/26	(2,590)
LCH.Clearnet	HUF	973,765	Receives	6-month HUF BUBOR	2.09		10/19/26	18,017
LCH.Clearnet	HUF	1,462,256	Receives	6-month HUF BUBOR	2.09		10/19/26	27,190
LCH.Clearnet	HUF	1,061,180	Receives	6-month HUF BUBOR	2.04		10/20/26	39,243
LCH.Clearnet	HUF	1,462,255	Receives	6-month HUF BUBOR	2.04		10/20/26	54,076
LCH.Clearnet	HUF	1,218,150	Receives	6-month HUF BUBOR	2.08		10/28/26	32,929
LCH.Clearnet	HUF	3,015,613	Receives	6-month HUF BUBOR	2.06		10/28/26	97,599
LCH.Clearnet	HUF	1,825,240	Receives	6-month HUF BUBOR	2.09		11/2/26	47,966
LCH.Clearnet	HUF	1,222,117	Receives	6-month HUF BUBOR	2.18		11/3/26	(9,006)
LCH.Clearnet	HUF	6,590,703	Receives	6-month HUF BUBOR	2.13		11/4/26	65,006

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	1,198,308	Receives	6-month HUF BUBOR	2.15%		11/7/26	$6,240
LCH.Clearnet	HUF	1,190,373	Receives	6-month HUF BUBOR	2.12		11/8/26	19,494
LCH.Clearnet	HUF	3,277,496	Receives	6-month HUF BUBOR	2.14		11/10/26	24,911
LCH.Clearnet	HUF	5,711,200	Receives	6-month HUF BUBOR	2.66		2/8/27	(777,801)
LCH.Clearnet	JPY	1,346,315	Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	702,118
LCH.Clearnet	JPY	1,455,749	Receives	6-month JPY-LIBOR-BBA	0.81		12/19/46	63,555
LCH.Clearnet	JPY	1,625,685	Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	881,833
LCH.Clearnet	JPY	1,425,700	Receives	6-month JPY-LIBOR-BBA	0.86		6/19/47	(68,978)
LCH.Clearnet	JPY	1,425,900	Receives	6-month JPY-LIBOR-BBA	0.85		6/19/47	(58,358)
LCH.Clearnet(1)	JPY	1,814,000	Receives	6-month JPY-LIBOR-BBA	0.89		9/18/47	(184,878)
LCH.Clearnet(1)	JPY	1,940,000	Receives	6-month JPY-LIBOR-BBA	0.89		9/18/47	(216,962)
LCH.Clearnet(1)	JPY	2,055,000	Receives	6-month JPY-LIBOR-BBA	0.92		9/18/47	(390,333)
LCH.Clearnet	NZD	30,800	Receives	3-month NZD Bank Bill	3.40		4/28/27	(452,197)
LCH.Clearnet	NZD	22,435	Receives	3-month NZD Bank Bill	3.40		5/8/27	(232,945)
LCH.Clearnet	NZD	23,592	Receives	3-month NZD Bank Bill	3.41		5/8/27	(260,657)
LCH.Clearnet	NZD	21,377	Receives	3-month NZD Bank Bill	3.31		5/18/27	(99,268)
LCH.Clearnet	NZD	95,900	Receives	3-month NZD Bank Bill	3.17		6/26/27	582,378
LCH.Clearnet	PLN	38,447	Pays	6-month PLN WIBOR	2.41		12/13/21	153,604
LCH.Clearnet	PLN	95,706	Pays	6-month PLN WIBOR	2.46		1/12/22	422,354
LCH.Clearnet	PLN	98,984	Pays	6-month PLN WIBOR	2.44		1/13/22	403,918
LCH.Clearnet	PLN	49,240	Pays	6-month PLN WIBOR	2.23		7/28/26	(668,425)
LCH.Clearnet	PLN	35,503	Pays	6-month PLN WIBOR	2.22		8/1/26	(370,535)
LCH.Clearnet	PLN	12,853	Pays	6-month PLN WIBOR	2.28		9/21/26	(123,656)
LCH.Clearnet	PLN	13,174	Pays	6-month PLN WIBOR	2.30		9/21/26	(120,267)
LCH.Clearnet	PLN	34,381	Pays	6-month PLN WIBOR	2.30		9/21/26	(313,869)
LCH.Clearnet	PLN	13,591	Pays	6-month PLN WIBOR	2.49		10/13/26	(63,831)
LCH.Clearnet	PLN	13,817	Pays	6-month PLN WIBOR	2.47		10/19/26	(73,174)
LCH.Clearnet	PLN	20,724	Pays	6-month PLN WIBOR	2.46		10/19/26	(114,840)
LCH.Clearnet	PLN	15,166	Pays	6-month PLN WIBOR	2.43		10/20/26	(95,388)
LCH.Clearnet	PLN	20,727	Pays	6-month PLN WIBOR	2.44		10/20/26	(123,752)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR	2.47		10/28/26	(94,140)
LCH.Clearnet	PLN	43,554	Pays	6-month PLN WIBOR	2.46		10/28/26	(246,016)
LCH.Clearnet	PLN	26,131	Pays	6-month PLN WIBOR	2.50		10/31/26	(123,018)
LCH.Clearnet	PLN	17,422	Pays	6-month PLN WIBOR	2.56		11/2/26	(56,794)
LCH.Clearnet	PLN	95,817	Pays	6-month PLN WIBOR	2.51		11/4/26	(424,357)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR	2.54		11/7/26	(66,324)
LCH.Clearnet	PLN	17,421	Pays	6-month PLN WIBOR	2.50		11/8/26	(83,597)
LCH.Clearnet	PLN	48,146	Pays	6-month PLN WIBOR	2.52		11/10/26	(212,735)
LCH.Clearnet	PLN	69,983	Pays	6-month PLN WIBOR	3.00		2/8/27	293,128
LCH.Clearnet(1)	USD	94,025	Receives	3-month USD-LIBOR-BBA	1.75	(2)	9/20/19	(71,490)
LCH.Clearnet	USD	27,050	Receives	3-month USD-LIBOR-BBA	1.50	(2)	3/20/20	(154,302)
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	(14,424)
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(30,698)
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(38,514)
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	128,706
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	49,322
LCH.Clearnet	USD	10,695	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	44,493
LCH.Clearnet	USD	11,461	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	47,679
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	105,624
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	189,027
LCH.Clearnet	USD	11,489	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	(449)

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	23,669		Pays	3-month USD-LIBOR-BBA	1.55%		8/22/20	$(9,005)
LCH.Clearnet	USD	38,126		Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	(17,616)
LCH.Clearnet	USD	27,660		Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	62,226
LCH.Clearnet	USD	1,500		Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	(2,128)
LCH.Clearnet	USD	11,970		Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(73,929)
LCH.Clearnet	USD	11,970		Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(74,947)
LCH.Clearnet	USD	12,334		Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	(67,385)
LCH.Clearnet	USD	24,666		Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	(142,102)
LCH.Clearnet	USD	11,935		Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	(60,500)
LCH.Clearnet	USD	16,312		Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	(21,128)
LCH.Clearnet	USD	8,910		Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(177,518)
LCH.Clearnet	USD	8,640		Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(154,308)
LCH.Clearnet	USD	17,279		Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(309,937)
LCH.Clearnet	USD	21,672		Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	(304,060)
LCH.Clearnet	USD	15,042		Pays	3-month USD-LIBOR-BBA	1.10		6/21/21	(396,315)
LCH.Clearnet	USD	12,474		Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	(302,248)
LCH.Clearnet	USD	8,320		Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	(197,819)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	(267,565)
LCH.Clearnet	USD	11,418		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(256,169)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(255,112)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	(263,927)
LCH.Clearnet	USD	12,640		Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(401,219)
LCH.Clearnet	USD	11,230		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(357,062)
LCH.Clearnet	USD	11,419		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(365,717)
LCH.Clearnet	USD	11,421		Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(361,591)
LCH.Clearnet	USD	42,081		Pays	3-month USD-LIBOR-BBA	1.20		9/1/21	(896,987)
LCH.Clearnet	USD	35,942		Pays	3-month USD-LIBOR-BBA	1.21		9/2/21	(747,756)
LCH.Clearnet	USD	30,740		Pays	3-month USD-LIBOR-BBA	1.96		1/6/22	166,791
LCH.Clearnet	USD	13,918		Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	138,902
LCH.Clearnet	USD	14,712		Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	67,483
LCH.Clearnet	USD	5,210		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(219,416)
LCH.Clearnet	USD	7,105		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(299,517)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	(385,135)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	(388,440)
LCH.Clearnet	USD	10,077		Pays	3-month USD-LIBOR-BBA	1.60		5/18/26	(461,629)
LCH.Clearnet	USD	2,531		Pays	3-month USD-LIBOR-BBA	1.72		5/20/26	(89,664)
LCH.Clearnet	USD	5,063		Pays	3-month USD-LIBOR-BBA	1.65		5/20/26	(208,780)
LCH.Clearnet	USD	3,810		Pays	3-month USD-LIBOR-BBA	1.69		6/3/26	(148,688)
LCH.Clearnet(1)	USD	0	(3)	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	14
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	1,231,586
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	(1,397,805)

									$(12,530,913)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Limited	KRW	12,706,825	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.91%	2/7/27	$(33,879)
Bank of America, N.A.	KRW	20,623,473	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	317,120
Bank of America, N.A.	KRW	22,972,332	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	262,914
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	238,404
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43	5/10/26	98,510
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	83,630
BNP Paribas	KRW	50,512,545	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	774,289
BNP Paribas	KRW	7,655,630	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	40,919
BNP Paribas	KRW	5,789,175	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.92	2/7/27	(20,330)
BNP Paribas	KRW	5,302,880	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	142,964
BNP Paribas	KRW	2,869,080	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.85	2/7/37	46,891
BNP Paribas	KRW	5,833,300	Receives	3-month Certificate of Deposit Rate (KWCDC)	2.03	7/12/37	(66,526)
Citibank, N.A.	COP	65,990,300	Pays	Colombia Overnight Interbank Reference Rate	5.62	3/1/19	167,457
Citibank, N.A.	COP	100,952,100	Pays	Colombia Overnight Interbank Reference Rate	5.75	3/3/19	333,441
Citibank, N.A.	COP	100,952,100	Pays	Colombia Overnight Interbank Reference Rate	5.74	3/6/19	330,457
Citibank, N.A.	KRW	49,657,668	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	600,745
Citibank, N.A.	KRW	11,324,370	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	55,959
Citibank, N.A.	KRW	4,720,100	Receives	3-month Certificate of Deposit Rate (KWCDC)	2.03	7/12/37	(51,605)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(95,189)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(103,704)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(118,606)
Deutsche Bank AG	AED	40,800	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	52,444
Deutsche Bank AG	AED	40,614	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	54,889
Deutsche Bank AG	AED	44,675	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	70,530
Deutsche Bank AG	COP	166,641,800	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	338,375
Deutsche Bank AG	COP	32,911,900	Pays	Colombia Overnight Interbank Reference Rate	5.41	3/22/19	52,333
Deutsche Bank AG	COP	160,511,900	Pays	Colombia Overnight Interbank Reference Rate	5.36	3/26/19	218,650
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(1,247,853)
Deutsche Bank AG	SAR	234,860	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(1,837,924)
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	(44,724)
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	(135,104)
Goldman Sachs International	AED	38,962	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(838)
Goldman Sachs International	AED	38,960	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	(1,664)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(35,693)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(3,996)
Goldman Sachs International	AED	48,805	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(124,694)
Goldman Sachs International	AED	32,540	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(94,884)
Goldman Sachs International	AED	32,541	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(91,481)
Goldman Sachs International	COP	48,184,100	Pays	Colombia Overnight Interbank Reference Rate	5.83	2/28/19	178,862
Goldman Sachs International	COP	166,770,000	Pays	Colombia Overnight Interbank Reference Rate	5.65	3/1/19	451,523
Goldman Sachs International	COP	166,641,800	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	333,674
Goldman Sachs International	ILS	156,770	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	(608,873)
Goldman Sachs International	ILS	137,700	Receives	3-month Tel Aviv Interbank Offered Rate	0.74	9/2/21	(559,332)
Goldman Sachs International	KRW	6,127,100	Receives	3-month Certificate of Deposit Rate (KWCDC)	2.03	7/12/37	(66,988)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	(56,223)
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	(197,620)
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	(256,338)
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	(266,846)
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	(344,494)
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(896,576)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(1,754,998)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	(171,230)
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	(282,786)
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	(230,124)
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	(23,540)
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	358,936
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	(9,960)
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	372,068
Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	187,823
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	683
Nomura International PLC	KRW	5,173,120	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	139,465
Nomura International PLC	KRW	7,188,920	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	2/7/37	120,321

							$(3,410,346)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX Emerging Markets Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/22	1.90%	$(39,187)	$41,925	$2,738
Turkey	ICE Clear Credit	2,160	1.00	(1)	6/20/20	1.06	(1,044)	77,901	76,857

Total		$3,160					$(40,231)	$119,826	$79,595

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Chile	ICE Clear Credit		$93,820	1.00	%(1)	6/20/22	$(1,630,332)	$1,048,289	$(582,043)
Colombia	ICE Clear Credit		63,093	1.00	(1)	6/20/27	6,395,308	(6,360,558)	34,750
Malaysia	ICE Clear Credit		213,658	1.00	(1)	6/20/22	(2,115,302)	(1,522,879)	(3,638,181)
Malaysia	ICE Clear Credit		6,570	1.00	(1)	6/20/22	(65,205)	(26,737)	(91,942)
Malaysia	ICE Clear Credit		11,085	1.00	(1)	6/20/22	(110,015)	(42,613)	(152,628)
Markit iTraxx Europe Subordinated Financials Index	ICE Clear Credit	EUR	189,190	1.00	(1)	6/20/22	(5,647,898)	899,988	(4,747,910)
Qatar	ICE Clear Credit		$80,249	1.00	(1)	6/20/22	(346,613)	603,853	257,240
Qatar	ICE Clear Credit		34,960	1.00	(1)	6/20/22	(151,434)	530,707	379,273
Russia	ICE Clear Credit		187,175	1.00	(1)	6/20/22	5,199,821	(6,287,276)	(1,087,455)
South Africa	ICE Clear Credit		3,910	1.00	(1)	12/20/19	(17,191)	(56,862)	(74,053)
South Africa	ICE Clear Credit		9,900	1.00	(1)	3/20/20	(23,811)	(165,076)	(188,887)
South Africa	ICE Clear Credit		5,000	1.00	(1)	6/20/20	(2,204)	(95,359)	(97,563)

Total							$1,485,124	$(11,474,523)	$(9,989,399)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Poland	Barclays Bank PLC	$10,720	1.00	%(1)	6/20/21	0.44%	$238,177	$19,889	$258,066
Poland	BNP Paribas	11,790	1.00	(1)	6/20/21	0.44	261,970	19,144	281,114
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	0.18	68,125	10,320	78,445
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	0.18	46,300	17,866	64,166
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	0.18	48,465	9,751	58,216
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	0.18	37,460	6,718	44,178
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	0.18	26,524	7,939	34,463

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
South Africa	Barclays Bank PLC	$9,080	1.00	%(1)	9/20/17	0.18%	$21,126	$5,897	$27,023
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	0.18	44,207	13,712	57,919
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	0.18	39,158	10,276	49,434
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	0.18	21,405	7,683	29,088
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	0.18	23,267	9,727	32,994
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	0.18	39,414	16,892	56,306
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	0.18	35,365	13,646	49,011
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	0.18	21,405	6,407	27,812
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	0.18	24,872	10,127	34,999
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	0.18	35,125	14,689	49,814
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	0.18	21,405	8,832	30,237
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	0.18	21,280	6,369	27,649
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	0.18	31,964	13,892	45,856
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	0.18	21,406	7,451	28,857
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	0.18	21,405	7,336	28,741
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	0.18	20,707	4,760	25,467
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	0.18	9,307	1,673	10,980
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	0.18	30,949	13,196	44,145
Turkey	Bank of America, N.A.	38,932	1.00	(1)	12/20/17	0.23	162,607	71,389	233,996
Turkey	Barclays Bank PLC	23,500	1.00	(1)	6/20/20	1.06	(11,359)	840,324	828,965
Turkey	BNP Paribas	10,000	1.00	(1)	6/20/20	1.06	(4,833)	317,019	312,186
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	1.18	(135,251)	1,565,366	1,430,115
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	0.23	83,534	36,673	120,207
Turkey	Goldman Sachs International	25,000	1.00	(1)	6/20/20	1.06	(12,083)	783,367	771,284
Turkey	Goldman Sachs International	10,000	1.00	(1)	6/20/20	1.06	(4,834)	340,178	335,344
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00	(1)	6/20/20	1.06	(1,310)	98,439	97,129
Turkey	Nomura International PLC	6,900	1.00	(1)	6/20/20	1.06	(3,335)	222,717	219,382

Total		$477,538					$1,283,924	$4,539,664	$5,823,588

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$4,574	1.00	%(1)	6/20/18	$(36,220)	$(4,654)	$(40,874)
Bulgaria	BNP Paribas	6,320	1.00	(1)	9/20/18	(57,403)	(13,615)	(71,018)
Colombia	BNP Paribas	10,607	1.00	(1)	6/20/27	1,074,927	(1,038,619)	36,308
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	(42,437)	(171,805)	(214,242)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	(42,437)	(172,008)	(214,445)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	(42,436)	(176,792)	(219,228)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	(84,874)	(343,309)	(428,183)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(8,544)	(10,403)	(18,947)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	(61,452)	(119,334)	(180,786)
Croatia	BNP Paribas	1,500	1.00	(1)	3/20/20	(14,083)	(65,366)	(79,449)
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	(21,970)	(91,327)	(113,297)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	(25,912)	(103,506)	(129,418)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	(58,679)	(271,981)	(330,660)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(6,408)	(7,709)	(14,117)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(21,358)	(26,292)	(47,650)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	(17,642)	(25,788)	(43,430)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	(23,274)	(34,013)	(57,287)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	(24,636)	(50,052)	(74,688)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$2,670	1.00	%(1)	6/20/18	$(19,349)	$(44,507)	$(63,856)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	(96,164)	(218,409)	(314,573)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	(15,585)	(62,781)	(78,366)
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	(39,996)	(168,399)	(208,395)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	(93,887)	(414,980)	(508,867)
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	(1,498)	(6,962)	(8,460)
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	(8,957)	(42,631)	(51,588)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	(1,752)	(2,194)	(3,946)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(8,543)	(10,306)	(18,849)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	(28,524)	(68,443)	(96,967)
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	(20,748)	(86,254)	(107,002)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	(32,015)	(133,223)	(165,238)
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	(15,227)	(72,715)	(87,942)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	(37,399)	(75,983)	(113,382)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	(21,501)	(49,498)	(70,999)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(5,916)	(6,904)	(12,820)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(6,813)	(8,502)	(15,315)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(10,680)	(13,061)	(23,741)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(10,679)	(13,314)	(23,993)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	(17,711)	(36,330)	(54,041)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	(20,406)	(49,032)	(69,438)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	(45,726)	(100,621)	(146,347)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	(42,531)	(104,616)	(147,147)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	(28,734)	(39,270)	(68,004)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	(233,890)	(342,506)	(576,396)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	278,966	(145,595)	133,371
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	3,066	(1,681)	1,385
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	312,688	(145,107)	167,581
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	282,032	(147,895)	134,137
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	278,966	(146,484)	132,482
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(259,189)	101,281	(157,908)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(279,668)	118,158	(161,510)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(187,224)	16,543	(170,681)
Malaysia	Citibank, N.A.	11,172	1.00	(1)	6/20/22	(110,879)	(46,727)	(157,606)
Oman	Bank of America, N.A.	20,851	1.00	(1)	6/20/22	1,109,488	(1,017,649)	91,839
Poland	Bank of America, N.A.	7,120	1.00	(1)	9/20/19	(128,678)	51,062	(77,616)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(99,531)	47,282	(52,249)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(78,797)	33,075	(45,722)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(271,090)	113,811	(157,279)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(17,441)	16,235	(1,206)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(17,442)	15,295	(2,147)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(109,520)	60,058	(49,462)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(35,096)	19,151	(15,945)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	(9,368)	23,243	13,875
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	78,787	8,462	87,249
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	31,554	18,983	50,537
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(17,472)	11,495	(5,977)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(65,787)	56,650	(9,137)
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(17,472)	10,834	(6,638)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(39,982)	24,792	(15,190)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(20,318)	12,837	(7,481)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(40,452)	21,513	(18,939)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Goldman Sachs International	$10	1.00	%(1)	12/20/20	$(113)	$(86)	$(199)
Qatar	Goldman Sachs International	1,660	1.00	(1)	12/20/20	(18,756)	(26,564)	(45,320)
Qatar	Goldman Sachs International	9,740	1.00	(1)	12/20/20	(110,049)	(106,032)	(216,081)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	24,813	(8,075)	16,738
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	36,763	1,888	38,651
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(16,902)	10,078	(6,824)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(16,625)	15,496	(1,129)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(20,399)	12,279	(8,120)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(33,495)	23,226	(10,269)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(12,745)	6,949	(5,796)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(31,956)	17,973	(13,983)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	114,452	23,536	137,988
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	62,007	(20,449)	41,558
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(885,683)	408,175	(477,508)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	(27,699)	(69,712)	(97,411)
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	19,264	(76,584)	(57,320)
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	37,438	(73,852)	(36,414)
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	123,269	(221,691)	(98,422)
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	1,222,538	(1,065,664)	156,874
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	672,229	(619,607)	52,622
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	869,722	(839,605)	30,117
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	830,891	(1,009,216)	(178,325)
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	(27,699)	(80,585)	(108,284)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(12,093)	(52,634)	(64,727)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(12,093)	(59,946)	(72,039)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(12,093)	(85,754)	(97,847)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(4,407)	(262,196)	(266,603)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	41,464	(294,376)	(252,912)
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	53,254	(101,136)	(47,882)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	87,137	(156,129)	(68,992)
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	453,024	(472,450)	(19,426)
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	379,120	(424,064)	(44,944)
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	453,024	(485,419)	(32,395)
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	702,709	(741,155)	(38,446)
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	(12,335)	(58,876)	(71,211)
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	(11,126)	(64,604)	(75,730)
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	(2,203)	(96,436)	(98,639)
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	(4,406)	(255,937)	(260,343)
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	56,156	(112,839)	(56,683)
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	75,818	(187,244)	(111,426)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	123,268	(235,704)	(112,436)
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	417,533	(526,602)	(109,069)
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	5,010	(23,996)	(18,986)
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	19,264	(75,892)	(56,628)
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	19,005	(90,934)	(71,929)
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	43,192	(223,039)	(179,847)
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	94,356	(176,193)	(81,837)
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	634,650	(766,108)	(131,458)
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	707,301	(857,482)	(150,181)
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	58,188	(112,647)	(54,459)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Goldman Sachs International	$17,335	1.00	%(1)	12/20/20	$125,771	$(239,599)	$(113,828)
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	446,343	(524,406)	(78,063)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	378,641	(419,661)	(41,020)
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	344,563	(366,734)	(22,171)
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	(22,863)	(78,857)	(101,720)
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	(20,181)	(83,537)	(103,718)
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	(12,336)	(57,840)	(70,176)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	(12,093)	(58,735)	(70,828)
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	(12,577)	(84,415)	(96,992)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	(2,203)	(93,202)	(95,405)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	(2,203)	(132,139)	(134,342)
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	167,013	(159,275)	7,738
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	371,605	(384,494)	(12,889)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	333,612	(363,895)	(30,283)
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(349,600)	(103,943)	(453,543)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(183,155)	(181,228)	(364,383)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(247,604)	(36,056)	(283,660)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(233,066)	(245,598)	(478,664)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(181,006)	(226,954)	(407,960)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(119,919)	(162,640)	(282,559)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(1,131,065)	(1,557,191)	(2,688,256)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(54,299)	(37,182)	(91,481)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(247,605)	(82,331)	(329,936)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(122,103)	(88,780)	(210,883)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(199,820)	(62,742)	(262,562)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(233,067)	(154,092)	(387,159)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(325,128)	(285,201)	(610,329)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(327,226)	(386,355)	(713,581)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(610,362)	(840,314)	(1,450,676)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(116,533)	(123,794)	(240,327)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(208,626)	(267,161)	(475,787)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(122,103)	(86,446)	(208,549)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(366,310)	(513,770)	(880,080)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(119,068)	—	(119,068)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(57,081)	—	(57,081)

Total						$3,883,400	$(24,954,873)	$(21,071,473)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $480,698,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	6-month USD-LIBOR-BBA on USD 31,564,738 plus KRW 35,788,100,000	1.10% on KRW 35,788,100,000 plus USD 31,564,738	3/2/20	$(382,845)
BNP Paribas	6-month USD-LIBOR-BBA on USD 23,595,683 plus KRW 27,312,000,000	1.19% on KRW 27,312,000,000 plus USD 23,595,683	3/8/20	(853,116)
BNP Paribas	6-month USD-LIBOR-BBA on USD 31,669,485 plus KRW 35,270,300,000	1.23% on KRW 35,270,300,000 plus USD 31,669,485	3/31/20	33,455
BNP Paribas	6-month USD-LIBOR-BBA on USD 18,298,490 plus KRW 20,766,600,000	1.18% on KRW 20,766,600,000 plus USD 18,298,490	4/20/20	(289,925)

				$(1,492,431)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ALL	-	Albanian Lek

ARS	-	Argentine Peso

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2017 were $61,332,614 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Premiums Received
Currency		EUR	USD	USD
Outstanding, beginning of period	—	—	210,270	14,845,493
Options written	2,012	112,095	880,507	12,204,697
Options exercised	—	—	(267,107)	(18,415,383)
Options expired	—	(112,095)	(446,180)	(5,287,985)

Outstanding, end of period	2,012	—	377,490	3,346,822

EUR	-	Euro

USD	-	United States Dollar

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, forward volatility agreements and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$1,403,851	$(2,491,481)

Total		$1,403,851	$(2,491,481)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$15,511,810	$(10,344,486)
Credit	Credit Default Swaps (Centrally Cleared)*	750,858	(10,660,662)

Total		$16,262,668	$(21,005,148)

Equity Price	Futures Contracts*	$—	$(124,003)
Equity Price	Options Purchased	4,452,134	—
Equity Price	Options Written	—	(855,100)

Total		$4,452,134	$(979,103)

Foreign Exchange	Currency Options Purchased	$4,098,886	$—
Foreign Exchange	Currency Options Written	—	(749,935)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	45,512,643	(147,705,991)
Foreign Exchange	Forward Volatility Agreements	205,700	(129,472)

Total		$49,817,229	$(148,585,398)

Interest Rate	Cross-Currency Swaps	$33,455	$(1,525,886)
Interest Rate	Futures Contracts*	4,294,857	—
Interest Rate	Interest Rate Swaps	6,424,276	(9,834,622)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	7,245,237	(19,776,150)
Interest Rate	Interest Rate Swaptions Purchased	162,273	—
Interest Rate	Non-deliverable Bond Forward Contracts	357,244	(98,105)

Total		$18,517,342	$(31,234,763)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,183,789,120

Gross unrealized appreciation	$245,014,454
Gross unrealized depreciation	(235,390,672)

Net unrealized appreciation	$9,623,782

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$3,800,650,488	$—	$3,800,650,488
Foreign Corporate Bonds	—	119,433,631	—	119,433,631
Sovereign Loans (Less Unfunded Loan Commitments)	—	170,207,784	—	170,207,784
Corporate Bonds & Notes	—	557,015	—	557,015
Collateralized Mortgage Obligations	—	123,707,584	—	123,707,584
Mortgage Pass-Throughs	—	256,806,011	—	256,806,011
U.S. Treasury Obligations	—	138,370,348	—	138,370,348
Common Stocks	97,024,874	131,929,346 *	—	228,954,220
Currency Options Purchased	—	4,098,886	—	4,098,886
Call Options Purchased	—	2,741,934	—	2,741,934
Put Options Purchased	1,710,200	—	—	1,710,200
Interest Rate Swaptions Purchased	—	162,273	—	162,273
Short-Term Investments —
Foreign Government Securities	—	617,301,204	—	617,301,204
U.S. Treasury Obligations	—	98,913,243	—	98,913,243
Repurchase Agreements	—	20,912,512	—	20,912,512
Other	—	568,233,458	—	568,233,458
Total Investments	$98,735,074	$6,054,025,717	$—	$6,152,760,791
Forward Foreign Currency Exchange Contracts	$—	$45,512,643	$—	$45,512,643
Forward Volatility Agreements	—	205,700	—	205,700
Non-deliverable Bond Forward Contracts	—	357,244	—	357,244
Futures Contracts	5,698,708	—	—	5,698,708
Swap Contracts	—	40,809,907	—	40,809,907
Total	$104,433,782	$6,140,911,211	$—	$6,245,344,993

Liability Description
Currency Options Written	$—	$(749,935)	$—	$(749,935)
Put Options Written	(855,100)	—	—	(855,100)
Securities Sold Short	—	(19,494,582)	—	(19,494,582)
Forward Foreign Currency Exchange Contracts	—	(147,705,991)	—	(147,705,991)
Forward Volatility Agreements	—	(129,472)	—	(129,472)
Non-deliverable Bond Forward Contracts	—	(98,105)	—	(98,105)
Futures Contracts	(2,491,481)	(124,003)	—	(2,615,484)
Swap Contracts	—	(51,631,380)	—	(51,631,380)
Total	$(3,346,581)	$(219,933,468)	$—	$(223,280,049)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black-Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

Derivatives. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Government Obligations Fund

July 31, 2017 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $361,531,758 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 72.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.852%, with maturity at 2035(1)	$3,927	$4,065,035
2.921%, with maturity at 2034(1)	995	1,030,997
2.968%, with maturity at 2038(1)	2,324	2,453,074
3.009%, with maturity at 2036(1)	2,369	2,503,065
4.50%, with various maturities to 2035	2,246	2,389,650
5.00%, with various maturities to 2018	283	287,941
5.50%, with various maturities to 2032	307	329,441
6.00%, with various maturities to 2033	2,408	2,695,213
6.50%, with various maturities to 2036	15,916	18,082,003
6.87%, with maturity at 2024	55	59,910
7.00%, with various maturities to 2036	10,336	11,835,357
7.09%, with maturity at 2023	217	231,944
7.25%, with maturity at 2022	200	214,270
7.31%, with maturity at 2027	35	39,613
7.50%, with various maturities to 2035	9,640	11,267,586
7.63%, with maturity at 2019	17	17,234
7.78%, with maturity at 2022	27	28,793
7.85%, with maturity at 2020	26	26,915
8.00%, with various maturities to 2034	1,105	1,237,043
8.13%, with maturity at 2019	28	28,131
8.15%, with various maturities to 2021	70	73,077
8.50%, with various maturities to 2031	1,783	2,060,239
9.00%, with various maturities to 2027	213	227,338
9.50%, with various maturities to 2026	285	297,332
10.50%, with maturity at 2020	73	77,900

		$61,559,101

Federal National Mortgage Association:
1.833%, with various maturities to 2035(1)	$12,908	$13,038,135
1.841%, with various maturities to 2033(1)	1,521	1,536,332
1.879%, with maturity at 2035(1)	748	754,367
1.895%, with various maturities to 2044(1)	1,770	1,786,099
1.971%, with maturity at 2022(1)	231	232,677
2.146%, with maturity at 2037(1)	2,679	2,683,612
2.599%, with maturity at 2036(1)	544	545,574
2.812%, with maturity at 2040(1)	717	750,260
2.962%, with maturity at 2027(1)	862	893,026
3.031%, with maturity at 2036(1)	545	552,570
3.568%, with maturity at 2034(1)	2,477	2,615,840
3.71%, with maturity at 2035(1)	2,440	2,569,072
3.721%, with maturity at 2036(1)	8,593	9,185,306
3.766%, with maturity at 2036(1)	142	147,749
3.795%, with maturity at 2021(1)	218	221,788
3.933%, with maturity at 2034(1)	2,315	2,436,030
4.03%, with maturity at 2035(1)	2,349	2,505,314

1

Security	Principal Amount (000’s omitted)		Value
4.702%, with maturity at 2034(1)	$4,862		$5,146,146
5.00%, with maturity at 2027	133		145,186
5.50%, with various maturities to 2030	354		375,820
6.00%, with various maturities to 2038	7,653		8,647,798
6.431%, with maturity at 2025(2)	78		86,012
6.50%, with various maturities to 2038	64,576		73,787,332
7.00%, with various maturities to 2037	34,894		40,329,576
7.50%, with various maturities to 2035	2,925		3,380,519
7.875%, with maturity at 2021	182		196,255
8.00%, with various maturities to 2034	12,637		14,977,311
8.022%, with maturity at 2030(2)	6		7,209
8.25%, with maturity at 2025	78		85,504
8.33%, with maturity at 2020	90		94,164
8.396%, with maturity at 2021(2)	18		19,698
8.50%, with various maturities to 2037	2,114		2,521,818
9.00%, with various maturities to 2026	65		73,465
9.50%, with various maturities to 2030	183		198,282
9.502%, with maturity at 2025(2)	6		6,028
9.539%, with maturity at 2025(2)	1		1,513
9.542%, with maturity at 2021(2)	6		6,091
9.645%, with maturity at 2021(2)	14		14,861
9.75%, with maturity at 2019	4		4,137
9.928%, with maturity at 2025(2)	0	(3)	3
9.957%, with maturity at 2023(2)	9		9,655
9.992%, with maturity at 2020(2)	0	(3)	435
10.092%, with maturity at 2021(2)	2		2,514
10.975%, with maturity at 2021(2)	0	(3)	181
11.00%, with maturity at 2020	2		1,894

			$192,573,158

Government National Mortgage Association:
2.25%, with various maturities to 2027(1)	$303		$308,992
6.00%, with maturity at 2033	606		693,888
7.00%, with maturity at 2034	4,896		5,703,727
7.50%, with various maturities to 2032	1,189		1,344,061
8.25%, with maturity at 2019	5		4,603
8.30%, with maturity at 2020	5		5,251
8.50%, with various maturities to 2018	0	(3)	5
9.00%, with maturity at 2017	0	(3)	63
9.50%, with various maturities to 2025	210		228,527

			$8,289,117

Total Mortgage Pass-Throughs (identified cost $255,999,946)			$262,421,376

Collateralized Mortgage Obligations — 24.1%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$70		$78,003
Series 246, (Principal Only), Class PO, 0.00%, 5/15/37(4)	4,271		3,962,625

2

Security	Principal Amount (000’s omitted)	Value
Series 1822, Class Z, 6.90%, 3/15/26	$384	$430,390
Series 1829, Class ZB, 6.50%, 3/15/26	118	128,877
Series 1896, Class Z, 6.00%, 9/15/26	197	216,191
Series 2075, Class PH, 6.50%, 8/15/28	90	101,872
Series 2091, Class ZC, 6.00%, 11/15/28	300	330,380
Series 2102, Class Z, 6.00%, 12/15/28	87	97,607
Series 2115, Class K, 6.00%, 1/15/29	695	768,395
Series 2142, Class Z, 6.50%, 4/15/29	196	223,620
Series 2245, Class A, 8.00%, 8/15/27	3,001	3,510,859
Series 3435, (Principal Only), Class PO, 0.00%, 4/15/38(4)	4,087	3,638,262
Series 4039, Class ME, 2.00%, 12/15/40	921	919,823
Series 4204, Class AF, 2.227%, 5/15/43(5)	2,855	2,828,162
Series 4259, Class UE, 2.50%, 5/15/43	3,068	3,082,616
Series 4319, Class SY, 5.727%, 3/15/44(6)	180	181,967
Series 4337, Class YT, 3.50%, 4/15/49	7,378	7,487,594
Series 4385, Class SC, 6.47%, 9/15/44(6)	255	251,111
Series 4407, Class LN, 6.461%, 12/15/43(6)	283	282,743
Series 4495, Class JA, 3.50%, 5/15/45	1,926	1,956,206
Series 4502, Class SL, 6.47%, 6/15/45(6)	572	550,668
Series 4584, Class PM, 3.00%, 5/15/46	4,361	4,486,431
Series 4637, Class QU, 3.00%, 4/15/44	8,091	7,889,036
Series 4639, Class KF, 2.527%, 12/15/44(5)	9,294	9,365,733

		$52,769,171

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$63	$67,910
Series G92-44, Class ZQ, 8.00%, 7/25/22	2	1,912
Series G93-36, Class ZQ, 6.50%, 12/25/23	3,344	3,652,380
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(4)	3,166	2,921,281
Series 1993-16, Class Z, 7.50%, 2/25/23	100	110,204
Series 1993-39, Class Z, 7.50%, 4/25/23	299	331,649
Series 1993-45, Class Z, 7.00%, 4/25/23	324	354,630
Series 1993-149, Class M, 7.00%, 8/25/23	115	126,205
Series 1993-178, Class PK, 6.50%, 9/25/23	255	278,406
Series 1994-40, Class Z, 6.50%, 3/25/24	278	305,085
Series 1994-42, Class K, 6.50%, 4/25/24	1,170	1,282,201
Series 1994-82, Class Z, 8.00%, 5/25/24	429	480,497
Series 2000-49, Class A, 8.00%, 3/18/27	322	370,595
Series 2001-81, Class HE, 6.50%, 1/25/32	654	754,779
Series 2002-1, Class G, 7.00%, 7/25/23	150	164,580
Series 2005-37, Class SU, 24.271%, 3/25/35(6)	434	536,961
Series 2012-35, Class GE, 3.00%, 5/25/40	2,830	2,870,868
Series 2012-134, Class ZT, 2.00%, 12/25/42	4,258	3,655,077
Series 2013-52, Class MD, 1.25%, 6/25/43	3,897	3,722,210
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(4)	3,844	3,202,869
Series 2016-41, Class HZ, 2.00%, 5/25/44	619	617,667
Series 2016-89, Class ZH, 3.00%, 12/25/46	3,782	3,719,587

		$29,527,553

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$693	$613,052
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,314	1,314,223

3

Security	Principal Amount (000’s omitted)	Value
Series 2016-81, Class CZ, 2.25%, 3/16/45	$777	$762,586
Series 2016-129, Class ZC, 2.00%, 6/20/45	2,063	2,035,656

		$4,725,517

Total Collateralized Mortgage Obligations (identified cost $86,237,863)		$87,022,241

Short-Term Investments — 2.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(7)	9,213,749	$9,215,592

Total Short-Term Investments (identified cost $9,215,592)		$9,215,592

Total Investments — 99.2% (identified cost $351,453,401)		$358,659,209

Other Assets, Less Liabilities — 0.8%		$2,872,567

Net Assets — 100.0%		$361,531,776

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2017.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(3)	Principal amount is less than $500.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2017.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $66,746.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	300	Short	Sep-17	$(35,454,726)	$(35,444,531)	$10,195
U.S. 10-Year Treasury Note	147	Short	Sep-17	(18,499,031)	(18,505,922)	(6,891)
U.S. Ultra-Long Treasury Bond	6	Long	Sep-17	1,013,345	987,000	(26,345)

						$(23,041)

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

4

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes U.S. Treasury futures contracts to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $10,195 and $33,236, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$357,907,193

Gross unrealized appreciation	$4,169,595
Gross unrealized depreciation	(3,417,579)

Net unrealized appreciation	$752,016

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$262,421,376	$—	$262,421,376
Collateralized Mortgage Obligations	—	87,022,241	—	87,022,241
Short-Term Investments	—	9,215,592	—	9,215,592
Total Investments	$—	$358,659,209	$—	$358,659,209
Futures Contracts	$10,195	$—	$—	$10,195
Total	$10,195	$358,659,209	$—	$358,669,404

Liability Description
Futures Contracts	$(33,236)	$—	$—	$(33,236)
Total	$(33,236)	$—	$—	$(33,236)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

High Income Opportunities Fund

July 31, 2017 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $1,361,695,214 and the Fund owned 73.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 85.4%

Security	Principal Amount (000’s omitted)*	Value
Aerospace — 0.7%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	1,775	$1,912,563
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,462,756
Orbital ATK, Inc., 5.50%, 10/1/23	555	585,525
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,295,112
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,154,019

		$12,409,975

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	2,770	$2,119,050

		$2,119,050

Automotive & Auto Parts — 0.8%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	660	$665,416
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(1)	1,065	1,063,669
American Axle & Manufacturing, Inc., 6.50%, 4/1/27(1)	850	844,688
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	3,050	3,194,875
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	343,775
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	320,365
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,430,676
Navistar International Corp., 8.25%, 11/1/21	4,475	4,533,734
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,316,800
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	811,388

		$14,525,386

Banks & Thrifts — 0.8%
Ally Financial, Inc., 3.50%, 1/27/19	1,200	$1,221,000
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,822,374
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,670,875
CIT Group, Inc., 5.375%, 5/15/20	835	903,887
CIT Group, Inc., 5.50%, 2/15/19(1)	490	515,382
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	4,805	5,510,134

		$14,643,652

Broadcasting — 1.3%
CBS Radio, Inc., 7.25%, 11/1/24(1)	2,290	$2,424,537
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,151,250
Netflix, Inc., 5.50%, 2/15/22	1,790	1,946,625
Netflix, Inc., 5.875%, 2/15/25	2,155	2,418,988
Salem Media Group, Inc., 6.75%, 6/1/24(1)	2,650	2,762,625
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	3,058,612
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,325,469
Tribune Media Co., 5.875%, 7/15/22	2,400	2,529,000

		$23,617,106

1

Security	Principal Amount (000’s omitted)*	Value
Building Materials — 1.5%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	3,695	$3,861,275
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	2,285	2,407,819
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,255	1,449,525
CD&R Waterworks Merger Sub, LLC, 6.125%, 8/15/25(1)(4)	1,850	1,891,625
FBM Finance, Inc., 8.25%, 8/15/21(1)	3,190	3,437,225
HD Supply, Inc., 5.25%, 12/15/21(1)	1,035	1,089,984
HD Supply, Inc., 5.75%, 4/15/24(1)	3,030	3,253,462
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,791,238
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,935	3,103,763
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,340	3,598,850
USG Corp., 5.50%, 3/1/25(1)	345	369,581

		$27,254,347

Cable/Satellite TV — 7.3%
Altice Financing S.A., 6.50%, 1/15/22(1)	395	$412,657
Altice Financing S.A., 6.625%, 2/15/23(1)	2,970	3,153,769
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	2,740	3,014,000
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	6,760	7,190,950
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	1,020,925
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,467,812
Cablevision Systems Corp., 5.875%, 9/15/22	2,915	3,086,256
Cablevision Systems Corp., 7.75%, 4/15/18	1,470	1,525,125
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	6,124,198
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,238,069
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	4,110,394
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	3,000	3,195,954
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,120,550
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,936,188
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	7,860	8,461,824
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	235	241,387
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	5,404	5,512,080
CSC Holdings, LLC, 5.25%, 6/1/24	385	400,785
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,600,613
CSC Holdings, LLC, 8.625%, 2/15/19	1,020	1,119,450
CSC Holdings, LLC, 10.125%, 1/15/23(1)	8,485	9,895,631
CSC Holdings, LLC, 10.875%, 10/15/25(1)	3,862	4,827,500
DISH DBS Corp., 5.875%, 7/15/22	2,515	2,743,714
DISH DBS Corp., 5.875%, 11/15/24	420	457,275
DISH DBS Corp., 6.75%, 6/1/21	3,625	4,010,156
DISH DBS Corp., 7.75%, 7/1/26	2,950	3,540,000
SFR Group S.A., 6.00%, 5/15/22(1)	9,035	9,463,982
SFR Group S.A., 6.25%, 5/15/24(1)	585	620,100
SFR Group S.A., 7.375%, 5/1/26(1)	6,705	7,283,306
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	1,009,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,133	2,218,320
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	2,024,088
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	2,240	2,363,200
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,724,188
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	4,320	4,590,000
VTR Finance B.V., 6.875%, 1/15/24(1)	4,615	4,932,281

2

Security	Principal Amount (000’s omitted)*		Value
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)		1,225	$1,274,000
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)		4,005	4,150,633

			$134,061,160

Capital Goods — 1.0%
Anixter, Inc., 5.50%, 3/1/23		2,335	$2,513,044
Welbilt, Inc., 9.50%, 2/15/24		8,120	9,480,100
Wittur International Holding GmbH, 8.50%, 2/15/23(1)	EUR	5,800	7,217,432

			$19,210,576

Chemicals — 1.8%
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(1)		1,490	$1,542,150
Chemours Co. (The), 5.375%, 5/15/27		1,265	1,336,156
Chemours Co. (The), 7.00%, 5/15/25		1,295	1,450,400
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		5,620	5,858,850
Platform Specialty Products Corp., 10.375%, 5/1/21(1)		1,995	2,204,475
PQ Corp., 6.75%, 11/15/22(1)		900	976,968
SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,219,069
Tronox Finance, LLC, 6.375%, 8/15/20		7,490	7,546,175
Tronox Finance, LLC, 7.50%, 3/15/22(1)		2,620	2,757,550
Valvoline, Inc., 5.50%, 7/15/24(1)		835	887,187
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,879,750
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,971,350
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,445,925
W.R. Grace & Co., 5.625%, 10/1/24(1)		525	566,344

			$33,642,349

Consumer Products — 1.4%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)		3,490	$3,568,525
Central Garden & Pet Co., 6.125%, 11/15/23		6,300	6,772,500
HRG Group, Inc., 7.875%, 7/15/19		6,550	6,682,637
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23		925	997,844
Spectrum Brands, Inc., 5.75%, 7/15/25		1,685	1,805,056
Tempur Sealy International, Inc., 5.50%, 6/15/26		865	893,113
Tempur Sealy International, Inc., 5.625%, 10/15/23		1,910	2,003,113
Vista Outdoor, Inc., 5.875%, 10/1/23		2,365	2,435,950

			$25,158,738

Containers — 2.4%
ARD Finance S.A., 6.625%, 9/15/23(5)	EUR	2,585	$3,282,672
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		1,540	1,586,200
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625	3,720,156
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)		385	397,994
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		5,270	5,642,167
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		6,145	6,805,587
Berry Plastics Corp., 6.00%, 10/15/22		1,770	1,887,263
BWAY Holding Co., 5.50%, 4/15/24(1)		4,355	4,578,194
BWAY Holding Co., 7.25%, 4/15/25(1)		4,445	4,645,025
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		3,985	4,423,350
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		995	1,123,728
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		2,635	2,776,631
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21		1,202	1,236,857

3

Security	Principal Amount (000’s omitted)*	Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	2,075	$2,250,078

		$44,355,902

Diversified Financial Services — 2.4%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	2,655	$2,767,838
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,880	5,990,250
DAE Funding, LLC, 4.50%, 8/1/22(1)(4)	2,430	2,478,600
DAE Funding, LLC, 5.00%, 8/1/24(1)(4)	4,055	4,151,306
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,795	1,847,728
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	2,030	2,118,183
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,389,750
Navient Corp., 5.50%, 1/15/19	2,490	2,592,713
Navient Corp., 7.25%, 1/25/22	45	49,444
Navient Corp., 8.00%, 3/25/20	6,065	6,723,052
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	8,490	8,670,412
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	4,985	5,087,816

		$43,867,092

Diversified Media — 1.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	$1,133,325
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,212,656
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	448,338
IAC/InterActiveCorp, 4.875%, 11/30/18	1,451	1,468,049
MDC Partners, Inc., 6.50%, 5/1/24(1)	12,220	12,342,200
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,254,488

		$18,859,056

Energy — 12.2%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	3,170	$3,217,550
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	800	834,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	1,860	1,887,900
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	1,615	1,663,450
Andeavor, 5.375%, 10/1/22	1,970	2,036,815
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	640	676,000
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,530	1,633,275
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,775	1,948,062
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	1,585	1,644,438
Antero Resources Corp., 5.375%, 11/1/21	7,225	7,468,844
Antero Resources Corp., 5.625%, 6/1/23	2,295	2,363,850
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	765	786,038
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	5,695,900
Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27(1)	3,185	3,324,344
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	4,370	4,752,375
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	5,827,406
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	803	854,191
Concho Resources, Inc., 5.50%, 4/1/23	5,045	5,234,187
Continental Resources, Inc., 4.50%, 4/15/23	2,490	2,433,975
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	3,445	3,561,269
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	4,509	4,824,630
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,850	3,927,000
Denbury Resources, Inc., 5.50%, 5/1/22	715	389,675
Denbury Resources, Inc., 9.00%, 5/15/21(1)	3,560	3,408,700

4

Security	Principal Amount (000’s omitted)*	Value
Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	$1,096,200
Diamondback Energy, Inc., 5.375%, 5/31/25	2,870	2,984,800
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	5,745	5,953,256
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,112,625
Energy Transfer Equity, L.P., 5.875%, 1/15/24	1,610	1,742,825
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	2,020,300
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	1,872,675
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	1,370	1,071,169
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)(4)	1,250	1,292,188
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.875%, 7/15/21(1)	3,730	3,911,837
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	4,670	4,705,025
Gulfport Energy Corp., 6.00%, 10/15/24(1)	3,115	3,097,556
Gulfport Energy Corp., 6.625%, 5/1/23	5,945	6,034,175
Halcon Resources Corp., 6.75%, 2/15/25(1)	2,825	2,902,687
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,218,881
Matador Resources Co., 6.875%, 4/15/23	3,970	4,228,050
Murphy Oil Corp., 6.875%, 8/15/24	1,115	1,187,475
Newfield Exploration Co., 5.375%, 1/1/26	2,285	2,393,537
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,613,300
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,547,000
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)(4)	780	804,375
NGPL PipeCo, LLC, 4.875%, 8/15/27(1)(4)	785	810,513
Oasis Petroleum, Inc., 6.50%, 11/1/21	935	927,988
Oasis Petroleum, Inc., 6.875%, 3/15/22	900	895,500
Oasis Petroleum, Inc., 6.875%, 1/15/23	4,625	4,567,187
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	1,410	1,441,725
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,690,625
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,125,775
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,030	5,080,300
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25(1)	1,575	1,551,375
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,413,050
PDC Energy, Inc., 6.125%, 9/15/24(1)	790	814,688
Precision Drilling Corp., 6.50%, 12/15/21	475	469,063
Precision Drilling Corp., 6.625%, 11/15/20	939	934,025
Precision Drilling Corp., 7.75%, 12/15/23	195	196,950
Resolute Energy Corp., 8.50%, 5/1/20	3,810	3,857,625
Rice Energy, Inc., 7.25%, 5/1/23	2,260	2,437,975
RSP Permian, Inc., 6.625%, 10/1/22	4,980	5,222,775
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	11,135	11,747,425
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	2,008,125
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,499,137
SM Energy Co., 5.625%, 6/1/25	1,850	1,739,000
SM Energy Co., 6.50%, 11/15/21	1,895	1,895,000
SM Energy Co., 6.50%, 1/1/23	2,820	2,827,050
SM Energy Co., 6.75%, 9/15/26	1,580	1,580,000
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23	1,250	1,321,875
Tervita Escrow Corp., 7.625%, 12/1/21(1)	4,000	4,080,000
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	3,005	2,847,237
Weatherford International, Ltd., 8.25%, 6/15/23	755	768,213
Weatherford International, Ltd., 9.875%, 2/15/24(1)	1,765	1,901,788
Whiting Petroleum Corp., 5.00%, 3/15/19	875	870,625
Whiting Petroleum Corp., 5.75%, 3/15/21	500	476,250

5

Security	Principal Amount (000’s omitted)*	Value
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	5,015	$4,927,237
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,277,471
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,377,815
Williams Cos., Inc. (The), 5.75%, 6/24/44	2,910	3,040,950
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	3,270	3,434,082
WPX Energy, Inc., 7.50%, 8/1/20	1,860	1,999,500

		$224,239,729

Entertainment/Film — 0.4%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	5,385	$5,506,162
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	500	515,575
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,112,819

		$7,134,556

Environmental — 1.0%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,198,000
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,206,550
Covanta Holding Corp., 5.875%, 3/1/24	2,710	2,649,025
Covanta Holding Corp., 5.875%, 7/1/25	4,607	4,491,825
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,923,237
GFL Environmental, Inc., 5.625%, 5/1/22(1)	1,040	1,079,000
GFL Environmental, Inc., 9.875%, 2/1/21(1)	2,305	2,506,688

		$18,054,325

Food & Drug Retail — 0.7%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(1)	670	$609,700
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(1)	1,770	1,668,225
Rite Aid Corp., 6.125%, 4/1/23(1)	3,875	3,855,625
Safeway, Inc., 7.25%, 2/1/31	3,665	3,390,125
Safeway, Inc., 7.45%, 9/15/27	3,054	2,924,205

		$12,447,880

Food/Beverage/Tobacco — 2.3%
Dean Foods Co., 6.50%, 3/15/23(1)	8,200	$8,517,750
Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	4,377,150
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	5,820	6,285,600
Performance Food Group, Inc., 5.50%, 6/1/24(1)	515	535,600
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24	1,075	1,158,313
Post Holdings, Inc., 5.00%, 8/15/26(1)	4,490	4,619,087
Post Holdings, Inc., 5.50%, 3/1/25(1)	4,300	4,547,250
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,326,563
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,090,400
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,918,787
US Foods, Inc., 5.875%, 6/15/24(1)	3,725	3,906,594
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	1,046,764

		$42,329,858

Gaming — 2.6%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	2,685	$1,047,103
Eldorado Resorts, Inc., 6.00%, 4/1/25	1,010	1,085,750
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	8,855	9,231,337
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	878,850
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,624,326

6

Security	Principal Amount (000’s omitted)*		Value
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		3,550	$3,872,830
International Game Technology PLC, 6.50%, 2/15/25(1)		720	798,300
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		2,390	2,419,875
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		2,505	2,742,975
MGM Resorts International, 6.00%, 3/15/23		1,970	2,186,700
MGM Resorts International, 6.625%, 12/15/21		2,840	3,202,100
MGM Resorts International, 7.75%, 3/15/22		3,900	4,591,860
Scientific Games International, Inc., 7.00%, 1/1/22(1)		4,020	4,291,350
Scientific Games International, Inc., 10.00%, 12/1/22		2,545	2,847,219
Station Casinos, LLC, 7.50%, 3/1/21		780	815,100
Studio City Co., Ltd., 7.25%, 11/30/21(1)		1,895	2,039,020
Sugarhouse HSP Gaming Prop Mezz, L.P./Sugarhouse HSP Gaming Finance Corp., 5.875%, 5/15/25(1)		2,985	2,992,462
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(7)		3,605	1,351,875

			$49,019,032

Health Care — 9.6%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23		1,025	$1,074,969
Acadia Healthcare Co., Inc., 6.50%, 3/1/24		1,195	1,287,613
Alere, Inc., 6.375%, 7/1/23(1)		3,020	3,261,600
Alere, Inc., 6.50%, 6/15/20		1,489	1,518,780
Alere, Inc., 7.25%, 7/1/18		515	517,704
Centene Corp., 4.75%, 5/15/22		885	938,100
Centene Corp., 4.75%, 1/15/25		5,365	5,606,425
Centene Corp., 5.625%, 2/15/21		2,250	2,345,625
Centene Corp., 6.125%, 2/15/24		3,740	4,076,600
CHS/Community Health Systems, Inc., 6.25%, 3/31/23		10,220	10,501,050
CHS/Community Health Systems, Inc., 7.125%, 7/15/20		3,985	3,867,793
Eagle Holding Co. II, LLC, 7.625%, 5/15/22(1)(5)		2,945	3,070,162
Envision Healthcare Corp., 5.625%, 7/15/22		1,435	1,491,503
Envision Healthcare Corp., 6.25%, 12/1/24(1)		4,965	5,362,200
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)		1,510	1,610,038
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)		1,260	1,428,525
Grifols S.A., 3.20%, 5/1/25(1)	EUR	10,000	12,047,631
HCA, Inc., 4.50%, 2/15/27		795	815,621
HCA, Inc., 5.25%, 6/15/26		4,595	4,984,141
HCA, Inc., 5.875%, 2/15/26		12,010	13,120,925
HCA, Inc., 6.50%, 2/15/20		505	552,975
HCA, Inc., 7.50%, 2/15/22		1,530	1,770,975
HCA Healthcare, Inc., 6.25%, 2/15/21		1,030	1,120,125
Hologic, Inc., 5.25%, 7/15/22(1)		3,260	3,455,600
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)		3,684	4,052,400
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)		8,420	8,967,300
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)		2,360	2,501,600
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)		4,000	4,510,000
MEDNAX, Inc., 5.25%, 12/1/23(1)		1,645	1,698,463
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		18,175	19,719,875
PRA Holdings, Inc., 9.50%, 10/1/23(1)		4,146	4,596,877
Teleflex, Inc., 4.875%, 6/1/26		1,740	1,800,900
Teleflex, Inc., 5.25%, 6/15/24		845	887,250

7

Security	Principal Amount (000’s omitted)*	Value
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	$1,734,106
Tenet Healthcare Corp., 6.75%, 6/15/23	2,105	2,089,213
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,435	1,553,388
Tenet Healthcare Corp., 8.125%, 4/1/22	4,415	4,757,162
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	4,890	4,229,850
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	9,845	9,623,487
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	2,855	3,019,163
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	86	86,129
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	5,755	6,143,462
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,491,750
WellCare Health Plans, Inc., 5.25%, 4/1/25	6,970	7,405,625

		$176,694,680

Homebuilders/Real Estate — 0.8%
CalAtlantic Group, Inc., 5.00%, 6/15/27	1,585	$1,612,738
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	2,855	3,094,106
Mattamy Group Corp., 6.875%, 12/15/23(1)	5,225	5,342,562
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,915,800
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,565	2,744,550

		$14,709,756

Hotels — 0.5%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	5,260	$5,509,850
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	3,180	3,219,750
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,329,975

		$10,059,575

Insurance — 1.1%
Alliant Holdings Intermediate, LLC, 8.25%, 8/1/23(1)	3,780	$4,044,600
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	7,265	7,482,950
AssuredPartners, Inc., 7.00%, 8/15/25(1)(4)	1,890	1,908,900
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(5)	2,620	2,623,275
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,869,888

		$19,929,613

Leisure — 0.6%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	2,710	$2,794,688
NCL Corp., Ltd., 4.75%, 12/15/21(1)	2,840	2,946,500
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,398,280
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,865,500
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	2,010	2,115,525

		$11,120,493

Metals/Mining — 3.6%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	1,605	$1,777,538
Eldorado Gold Corp., 6.125%, 12/15/20(1)	9,000	9,225,000
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.375%, 3/1/22(1)	5,830	6,281,825
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	1,390	1,449,075
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	4,600	4,755,250
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	8,155	8,391,495
Freeport-McMoRan, Inc., 3.10%, 3/15/20	840	837,900

8

Security	Principal Amount (000’s omitted)*	Value
Freeport-McMoRan, Inc., 4.55%, 11/14/24	1,685	$1,655,513
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	2,130	2,319,037
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	2,455	2,706,637
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	790,075
Lundin Mining Corp., 7.875%, 11/1/22(1)	1,055	1,155,225
New Gold, Inc., 6.25%, 11/15/22(1)	8,739	9,088,560
New Gold, Inc., 6.375%, 5/15/25(1)	1,505	1,565,200
Novelis Corp., 5.875%, 9/30/26(1)	3,480	3,671,400
Novelis Corp., 6.25%, 8/15/24(1)	2,390	2,563,275
SunCoke Energy, Inc., 7.625%, 8/1/19	89	89,111
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)	2,975	3,079,125
Teck Resources, Ltd., 5.20%, 3/1/42	665	652,531
Teck Resources, Ltd., 5.40%, 2/1/43	1,545	1,521,825
Teck Resources, Ltd., 6.00%, 8/15/40	745	797,150
Teck Resources, Ltd., 8.50%, 6/1/24(1)	2,510	2,917,875

		$67,290,622

Publishing/Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	3,445	$3,320,119
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(5)	1,565	1,572,825

		$4,892,944

Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	7,710	$8,114,775

		$8,114,775

Restaurants — 1.2%
1011778 B.C. ULC/New Red Finance, Inc., 4.25%, 5/15/24(1)	5,860	$5,907,583
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	3,680	3,772,000
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	5,540	5,731,130
Landry’s, Inc., 6.75%, 10/15/24(1)	2,585	2,656,863
Yum! Brands, Inc., 3.75%, 11/1/21	1,955	2,006,319
Yum! Brands, Inc., 3.875%, 11/1/20	855	883,856
Yum! Brands, Inc., 3.875%, 11/1/23	265	265,331
Yum! Brands, Inc., 5.30%, 9/15/19	600	636,750

		$21,859,832

Services — 5.1%
Aramark Services, Inc., 5.125%, 1/15/24	3,695	$3,933,660
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)	2,820	3,066,750
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	735	735,000
Carlson Travel, Inc., 6.75%, 12/15/23(1)	2,525	2,569,187
Carlson Travel, Inc., 9.50%, 12/15/24(1)	1,800	1,822,500
Cloud Crane, LLC, 10.125%, 8/1/24(1)	3,585	4,042,087
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	4,345,600
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(1)	2,935	2,867,201
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,280,738
Gartner, Inc., 5.125%, 4/1/25(1)	2,910	3,084,600
Hertz Corp. (The), 5.50%, 10/15/24(1)	1,465	1,201,300
Hertz Corp. (The), 6.25%, 10/15/22	985	864,338

9

Security	Principal Amount (000’s omitted)*	Value
IHS Markit, Ltd., 5.00%, 11/1/22(1)	2,255	$2,430,214
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	3,310	3,458,950
Laureate Education, Inc., 8.25%, 5/1/25(1)	5,920	6,452,800
Laureate Education, Inc., 9.25%, 9/1/19	5,050	6,423,297
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	4,985	5,576,969
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,665	7,131,550
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	1,470	1,545,911
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	2,535	2,649,075
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	950,250
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	1,582	1,625,505
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	5,185	5,677,575
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	7,425	7,295,062
TMS International Corp., 7.625%, 10/15/21(1)	2,780	2,912,745
United Rentals North America, Inc., 4.625%, 7/15/23	2,000	2,102,500
United Rentals North America, Inc., 6.125%, 6/15/23	1,020	1,069,725
United Rentals North America, Inc., 7.625%, 4/15/22	217	227,036
Vizient, Inc., 10.375%, 3/1/24(1)	5,685	6,587,494

		$93,929,619

Steel — 0.5%
Allegheny Technologies, Inc., 5.95%, 1/15/21	970	$989,400
Allegheny Technologies, Inc., 7.875%, 8/15/23	2,300	2,426,500
ArcelorMittal, 6.75%, 2/25/22	1,670	1,891,275
Steel Dynamics, Inc., 5.50%, 10/1/24	505	541,613
United States Steel Corp., 8.375%, 7/1/21(1)	2,540	2,816,225
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	295	334,825

		$8,999,838

Super Retail — 2.1%
Dollar Tree, Inc., 5.25%, 3/1/20	1,880	$1,936,400
Dollar Tree, Inc., 5.75%, 3/1/23	4,350	4,627,313
Hot Topic, Inc., 9.25%, 6/15/21(1)	3,425	3,240,906
L Brands, Inc., 6.875%, 11/1/35	5,010	4,834,650
L Brands, Inc., 8.50%, 6/15/19	3,620	4,009,150
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,376,850
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,256,938
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,234,700
Party City Holdings, Inc., 6.125%, 8/15/23(1)	3,085	3,254,675
PVH Corp., 7.75%, 11/15/23	3,385	4,078,925
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	1,065	1,091,625
Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,710,062

		$38,652,194

Technology — 8.5%
Avaya, Inc., 9.00%, 4/1/19(1)(7)	1,380	$1,131,600
Camelot Finance S.A., 7.875%, 10/15/24(1)	2,465	2,686,850
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,643,750
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	4,045	4,065,225
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	3,615	3,904,200
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(1)	2,490	2,747,752
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	3,940	4,141,925

10

Security	Principal Amount (000’s omitted)*	Value
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	6,685	$7,477,514
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	4,190	4,664,966
EIG Investors Corp., 10.875%, 2/1/24	4,750	5,296,250
First Data Corp., 5.00%, 1/15/24(1)	3,060	3,193,875
First Data Corp., 5.375%, 8/15/23(1)	4,880	5,117,900
First Data Corp., 7.00%, 12/1/23(1)	9,365	10,125,906
Infor (US), Inc., 5.75%, 8/15/20(1)	2,625	2,707,031
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,692,431
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(5)	3,120	3,244,800
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	3,245	3,395,081
Match Group, Inc., 6.375%, 6/1/24	1,990	2,174,075
Micron Technology, Inc., 5.25%, 8/1/23(1)	1,845	1,934,368
Micron Technology, Inc., 7.50%, 9/15/23	3,335	3,728,163
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,987,650
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	3,240	3,406,050
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,530	2,739,180
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	2,505	2,711,663
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	9,065	9,008,344
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,849,525
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,430	5,116,650
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	3,230	3,448,025
Symantec Corp., 5.00%, 4/15/25(1)	2,125	2,231,250
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	4,035	4,377,975
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	4,380	4,872,750
Western Digital Corp., 7.375%, 4/1/23(1)	7,970	8,767,000
Western Digital Corp., 10.50%, 4/1/24	8,255	9,792,494
Zebra Technologies Corp., 7.25%, 10/15/22	7,280	7,762,300

		$157,144,518

Telecommunications — 7.4%
CenturyLink, Inc., 6.75%, 12/1/23	2,030	$2,161,950
CenturyLink, Inc., 7.50%, 4/1/24	5,410	5,890,137
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	1,310	1,329,650
Digicel, Ltd., 6.00%, 4/15/21(1)	3,915	3,820,061
Equinix, Inc., 5.375%, 5/15/27	2,160	2,340,900
Equinix, Inc., 5.875%, 1/15/26	3,890	4,269,275
Frontier Communications Corp., 6.25%, 9/15/21	2,985	2,633,307
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,550,250
Frontier Communications Corp., 7.625%, 4/15/24	285	233,700
Frontier Communications Corp., 10.50%, 9/15/22	3,870	3,647,475
Frontier Communications Corp., 11.00%, 9/15/25	2,445	2,243,288
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,939,633
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,333,960
Hughes Satellite Systems Corp., 6.625%, 8/1/26	3,175	3,480,594
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	4,255	3,691,212
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	3,325	3,208,625
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,794,294
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(1)	2,960	3,067,300
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,321,700
Level 3 Financing, Inc., 5.375%, 1/15/24	1,415	1,492,825

11

Security	Principal Amount (000’s omitted)*	Value
SBA Communications Corp., 4.875%, 9/1/24	2,885	$3,004,006
Sprint Capital Corp., 6.875%, 11/15/28	5,760	6,292,800
Sprint Communications, Inc., 6.00%, 11/15/22	255	269,663
Sprint Communications, Inc., 7.00%, 8/15/20	3,780	4,139,100
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,852	2,007,105
Sprint Corp., 7.125%, 6/15/24	2,270	2,494,163
Sprint Corp., 7.25%, 9/15/21	4,985	5,520,887
Sprint Corp., 7.625%, 2/15/25	3,285	3,712,050
Sprint Corp., 7.875%, 9/15/23	16,705	19,001,937
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,321,469
T-Mobile USA, Inc., 6.50%, 1/15/26	13,337	14,870,755
T-Mobile USA, Inc., 6.625%, 4/1/23	4,615	4,891,900
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	4,170	4,227,337
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(1)	1,805	1,917,813
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,096,325
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,887,313

		$136,104,759

Transportation Ex Air/Rail — 0.4%
CEVA Group, PLC, 7.00%, 3/1/21(1)	1,245	$1,198,313
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,595	1,664,781
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,451,475

		$7,314,569

Utilities — 1.6%
AES Corp. (The), 5.50%, 3/15/24	1,330	$1,396,500
AES Corp. (The), 5.50%, 4/15/25	285	299,963
AES Corp. (The), 6.00%, 5/15/26	5,280	5,695,800
Dynegy, Inc., 6.75%, 11/1/19	1,670	1,735,756
Dynegy, Inc., 7.375%, 11/1/22	3,085	3,135,131
Dynegy, Inc., 7.625%, 11/1/24	2,185	2,174,075
Dynegy, Inc., 8.00%, 1/15/25(1)	1,785	1,776,075
NRG Energy, Inc., 7.25%, 5/15/26	4,085	4,340,313
NRG Energy, Inc., 7.875%, 5/15/21	297	307,395
NRG Yield Operating, LLC, 5.00%, 9/15/26	3,660	3,753,769
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	2,135	2,263,100
TerraForm Power Operating, LLC, 6.375%, 2/1/23(1)	345	360,525
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	2,680	2,867,600

		$30,106,002

Total Corporate Bonds & Notes (identified cost $1,496,778,152)		$1,573,873,558

Senior Floating-Rate Loans — 6.5%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.1%
American Tire Distributors Holdings, Inc., Term Loan, 5.48%, Maturing 9/1/21	$1,955	$1,968,441

		$1,968,441

12

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Capital Goods — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 5.23%, Maturing 11/30/23	$2,709	$2,739,119

		$2,739,119

Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan, 3.98%, Maturing 3/20/22	$3,335	$3,352,719

		$3,352,719

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.69%, Maturing 8/23/21	$7,065	$7,619,164

		$7,619,164

Food/Beverage/Tobacco — 0.1%
Nature’s Bounty Co. (The), Term Loan, 4.80%, Maturing 5/5/23	$2,114	$2,120,529

		$2,120,529

Gaming — 0.3%
GLP Financing, LLC, Term Loan, 2.97%, Maturing 4/29/21	$4,150	$4,118,875
Lago Resort & Casino, LLC, Term Loan, 10.80%, Maturing 3/7/22	1,045	1,047,612

		$5,166,487

Health Care — 1.1%
Envision Healthcare Corporation, Term Loan, 4.30%, Maturing 12/1/23	$2,992	$3,014,177
inVentiv Health, Inc., Term Loan, 4.95%, Maturing 11/9/23	3,716	3,728,934
MPH Acquisition Holdings, LLC, Term Loan, 4.30%, Maturing 6/7/23	4,364	4,386,540
Press Ganey Holdings, Inc., Term Loan, 4.48%, Maturing 10/21/23	3,711	3,739,185
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.48%, Maturing 10/21/24	3,900	4,004,813
Vizient, Inc., Term Loan, 4.73%, Maturing 2/13/23	893	905,330

		$19,778,979

Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.23%, Maturing 5/4/22	$2,000	$1,977,266

		$1,977,266

Services — 0.4%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.80%, Maturing 7/25/22	$6,185	$5,798,438
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.73%, Maturing 12/17/21	1,341	1,346,735

		$7,145,173

Super Retail — 0.5%
National Vision, Inc., Term Loan, 4.23%, Maturing 3/12/21	$3,870	$3,886,239
National Vision, Inc., Term Loan - Second Lien, 6.98%, Maturing 3/11/22	5,414	5,326,022

		$9,212,261

Technology — 1.1%
EIG Investors Corp., Term Loan, 5.24%, Maturing 2/9/23	$9,414	$9,504,317
Riverbed Technology, Inc., Term Loan, 4.49%, Maturing 4/24/22	832	821,021
Solera, LLC, Term Loan, 4.51%, Maturing 3/3/23	3,512	3,538,843
Veritas Bermuda Ltd., Term Loan, 5.80%, Maturing 1/27/23	5,607	5,661,655

		$19,525,836

Telecommunications — 2.0%
Asurion, LLC, Term Loan, 4.48%, Maturing 8/4/22	$4,844	$4,869,772
Asurion, LLC, Term Loan - Second Lien, 8.73%, Maturing 3/3/21	9,100	9,125,598
Asurion, LLC, Term Loan - Second Lien, Maturing 7/11/25(9)	8,900	9,148,461
CenturyLink, Inc., Term Loan, 2.75%, Maturing 1/31/25	7,000	6,915,237

13

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Intelsat Jackson Holdings S.A., Term Loan, 4.00%, Maturing 6/30/19	$3,250	$3,242,892
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.23%, Maturing 8/31/21	4,350	4,458,750

		$37,760,710

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$470,625
CEVA Intercompany B.V., Term Loan, 6.81%, Maturing 3/19/21	562	528,591
CEVA Logistics Canada, ULC, Term Loan, 6.81%, Maturing 3/19/21	97	91,136
CEVA Logistics US Holdings, Inc., Term Loan, 6.81%, Maturing 3/19/21	775	729,090

		$1,819,442

Total Senior Floating-Rate Loans (identified cost $118,773,763)		$120,186,126

Convertible Bonds — 1.2%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.1%
NuVasive, Inc., 2.25%, 3/15/21	$1,500	$1,880,625

		$1,880,625

Utilities — 1.1%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$7,880	$7,875,075
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,533,437
Pattern Energy Group, Inc., 4.00%, 7/15/20	6,755	7,172,966

		$19,581,478

Total Convertible Bonds (identified cost $20,209,319)		$21,462,103

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75%, 5/17/32(1)(10)	$7,954	$8,035,077

Total Asset-Backed Securities (identified cost $7,893,736)		$8,035,077

Commercial Mortgage-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	$6,855	$6,887,490

Total Commercial Mortgage-Backed Securities (identified cost $6,783,405)		$6,887,490

14

Common Stocks — 1.4%

Security	Shares	Value
Consumer Products — 0.0%(11)
HF Holdings, Inc.(6)(12)(13)	13,600	$208,624

		$208,624

Energy — 0.7%
Ascent CNR Corp., Class A(6)(12)(13)	6,273,462	$1,405,256
Bonanza Creek Energy, Inc.(12)	50,933	1,479,094
Holly Energy Partners, L.P.	90,000	3,240,000
Nine Point Energy Holdings, Inc.(1)(6)(12)	26,261	386,194
Patterson-UTI Energy, Inc.	77,595	1,500,687
Seven Generations Energy, Ltd., Class A(12)	265,561	4,615,767

		$12,626,998

Gaming — 0.2%
Melco Resorts & Entertainment, Ltd. ADR	125,000	$2,525,000
New Cotai Participation Corp., Class B(6)(12)(13)	7	48,797

		$2,573,797

Health Care — 0.4%
Centene Corp.(12)	30,000	$2,382,600
Envision Healthcare Corp.(12)	70,100	3,955,743
NuVasive, Inc.(12)	12,694	835,138

		$7,173,481

Metals/Mining — 0.1%
SunCoke Energy Partners , L.P.	133,956	$2,511,675

		$2,511,675

Utilities — 0.0%(11)
NextEra Energy Partners, L.P.	12,100	$498,762

		$498,762

Total Common Stocks (identified cost $25,841,929)		$25,593,337

Convertible Preferred Stocks — 0.0%(11)

Security	Shares	Value
Energy — 0.0%(11)
Nine Point Energy Holdings, Inc., Series A, 12.00%(1)(5)(6)	591	$591,000

Total Convertible Preferred Stocks (identified cost $591,000)		$591,000

Miscellaneous — 1.0%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%
ACC Claims Holdings, LLC(6)(12)	8,415,190	$0

		$0

15

Security	Principal Amount/ Shares	Value
Gaming — 1.0%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(12)	$1,190,644	$596
PGP Investors, LLC, Membership Interests(6)(12)(13)	25,714	17,382,853

		$17,383,449

Total Miscellaneous (identified cost $8,868,750)		$17,383,449

Short-Term Investments — 3.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(14)	61,923,100	$61,935,485

Total Short-Term Investments (identified cost $61,938,404)		$61,935,485

Total Investments — 99.7% (identified cost $1,747,678,458)		$1,835,947,625

Other Assets, Less Liabilities — 0.3%		$6,432,640

Net Assets — 100.0%		$1,842,380,265

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $945,371,578 or 51.3% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	When-issued/delayed delivery security.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

16

(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(10)	Multi-step coupon security. Interest rate represents the rate in effect at July 31, 2017.

(11)	Amount is less than 0.05%.

(12)	Non-income producing security.

(13)	Restricted security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $449,244.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,849,814	CAD	6,020,268	State Street Bank and Trust Company	10/31/17	$15,587	$—
USD	22,719,495	EUR	19,364,746	State Street Bank and Trust Company	10/31/17	—	(314,800)

						$15,587	$(314,800)

Abbreviations:

ADR	-	American Depositary Receipt

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

USD	-	United States Dollar

Restricted Securities

At July 31, 2017, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

17

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,405,256
HF Holdings, Inc.	10/27/09	13,600	730,450	208,624
New Cotai Participation Corp., Class B	4/12/13	7	216,125	48,797

Total Common Stocks			$946,575	$1,662,677

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$17,382,853

Total Miscellaneous			$8,868,750	$17,382,853

Total Restricted Securities			$9,815,325	$19,045,530

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $15,587 and $314,800, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,759,976,868

Gross unrealized appreciation	$92,667,381
Gross unrealized depreciation	(16,696,624)

Net unrealized appreciation	$75,970,757

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,573,873,558	$—	$1,573,873,558
Senior Floating-Rate Loans	—	120,186,126	—	120,186,126
Convertible Bonds	—	21,462,103	—	21,462,103
Asset-Backed Securities	—	8,035,077	—	8,035,077
Commercial Mortgage-Backed Securities	—	6,887,490	—	6,887,490
Common Stocks	23,544,466	—	2,048,871	25,593,337
Convertible Preferred Stocks	—	—	591,000	591,000
Miscellaneous	—	596	17,382,853	17,383,449
Short-Term Investments	—	61,935,485	—	61,935,485
Total Investments	$23,544,466	$1,792,380,435	$20,022,724	$1,835,947,625
Forward Foreign Currency Exchange Contracts	$—	$15,587	$—	$15,587
Total	$23,544,466	$1,792,396,022	$20,022,724	$1,835,963,212

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(314,800)	$—	$(314,800)
Total	$—	$(314,800)	$—	$(314,800)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

19

Eaton Vance

Multi-Strategy Absolute Return Fund

July 31, 2017 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Calvert Unconstrained Bond Fund, Eaton Vance Hexavest Global Equity Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2017, the Fund owned 0.2% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 0.4% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests and 97.5% of MSAR Completion Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2017 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $18,037,934)		$16,060,903	16.0%
Global Macro Absolute Return Advantage Portfolio (identified cost, $9,802,856)		10,333,270	10.3
MSAR Completion Portfolio (identified cost, $58,447,850)		57,869,935	57.6

Total Investments in Affiliated Portfolios (identified cost $86,288,640)		$84,264,108	83.9%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Calvert Unconstrained Bond Fund, Class I	329,164	$5,003,291	5.0%
Eaton Vance Hexavest Global Equity Fund, Class I	292,079	3,776,576	3.8
Parametric Emerging Markets Fund, Class R6	255,172	3,832,681	3.8
Parametric International Equity Fund, Class R6	299,890	4,015,523	4.0

Total Investments in Affiliated Investment Funds (identified cost $15,228,454)		$16,628,071	16.6%

Total Investments (identified cost $101,517,094)		$100,892,179	100.5%

Other Assets, Less Liabilities		$(466,744)	(0.5)%

Net Assets		$100,425,435	100.0%

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended July 31, 2017 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Calvert Unconstrained Bond Fund, Class I	—	329,164	—	329,164	$5,003,291	$11,583	$—	$3,291
Eaton Vance Hexavest Global Equity Fund, Class I	—	292,079	—	292,079	3,776,576	—	—	148,960
Parametric Emerging Markets Fund, Class R6	378,973	2,404	(126,205)	255,172	3,832,681	69,717	297,137	310,696
Parametric International Equity Fund, Class R6	425,843	20,898	(146,851)	299,890	4,015,523	81,549	116,013	540,661

					$16,628,071	$162,849	$413,150	$1,003,608

2

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,155,222

Gross unrealized appreciation	$1,663,684
Gross unrealized depreciation	(7,926,727)

Net unrealized depreciation	$(6,263,043)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2017 and October 31, 2016, the Fund’s investments in the Portfolios and Affiliated Investment Funds were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The MSAR Completion Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

3

MSAR Completion Portfolio

July 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M2, 4.682%, 10/25/29(1)	$1,050	$1,132,804
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 5.482%, 1/25/29(1)	550	613,752
Series 2017-C03, Class 1M2, 4.232%, 10/25/29(1)	500	525,117

Total Collateralized Mortgage Obligations (identified cost $2,171,975)		$2,271,673

Commercial Mortgage-Backed Securities — 1.3%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(2)	$195	$195,774
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	546	545,349

Total Commercial Mortgage-Backed Securities (identified cost $740,785)		$741,123

Asset-Backed Securities — 11.6%

Security	Principal Amount (000’s omitted)	Value
Automotive — 6.9%
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A, 1.34%, 4/8/20	$368	$367,223
Series 2017-2, Class A2A, 1.65%, 9/18/20	143	143,021
BMW Vehicle Lease Trust
Series 2016-2, Class A2, 1.23%, 1/22/19	351	350,739
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	4	4,144
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	143	143,079
First Investors Auto Owner Trust
Series 2016-1A, Class A1, 1.92%, 5/15/20(2)	187	187,534
Series 2016-2A, Class A1, 1.53%, 11/16/20(2)	141	140,788
Ford Credit Auto Owner Trust
Series 2017-A, Class A3, 1.67%, 6/15/21	35	35,006
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	459	459,106

1

Security	Principal Amount (000’s omitted)		Value
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A2, 1.15%, 1/15/19		$399	$398,645
Santander Drive Auto Receivables Trust
Series 2016-1, Class A2A, 1.41%, 7/15/19		12	11,669
Series 2016-3, Class A2, 1.34%, 11/15/19		314	314,110
Series 2017-2, Class A2, 1.60%, 3/16/20		500	500,000
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A2A, 1.284%, 11/26/18(2)		300	300,108
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)		467	466,783
World Omni Auto Receivables Trust
Series 2016-B, Class A2, 1.10%, 1/15/20		285	285,044

			$4,106,999

Computers — 1.6%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(2)		$600	$601,461
Series 2016-1, Class A2, 1.43%, 9/24/18(2)		346	345,747

			$947,208

Credit Card — 0.8%
Chase Issuance Trust
Series 2016-A6, Class A6, 1.10%, 1/15/20		$500	$499,298

			$499,298

Other — 1.3%
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(2)		$750	$754,240

			$754,240

Single Family Home Rental — 1.0%
Colony American Homes
Series 2014-1A, Class C, 3.076%, 5/17/31(2)(3)		$250	$252,221
Series 2014-1A, Class D, 3.376%, 5/17/31(2)(3)		352	353,703

			$605,924

Total Asset-Backed Securities (identified cost $6,894,286)			$6,913,669

Foreign Government Bonds — 3.5%

Security	Principal Amount (000’s omitted)		Value
Japan — 3.5%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(4)	JPY	110,721	$1,041,478
Japan Government CPI Linked Bond, 0.10%, 3/10/26(4)	JPY	108,156	1,018,817

Total Japan			$2,060,295

Total Foreign Government Bonds (identified cost $2,130,750)			$2,060,295

2

Corporate Bonds & Notes — 1.8%

Security			Principal Amount (000’s omitted)	Value
Utilities — 1.8%
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20			$1,046	$1,040,640

Total Corporate Bonds & Notes (identified cost $1,046,383)				$1,040,640

Exchange-Traded Funds — 5.0%

Security			Shares	Value
Commodity Funds — 1.3%
iShares Gold Trust(5)			63,284	$773,330

Total Commodity Funds				$773,330

Equity Funds — 3.7%
iShares Core MSCI EAFE ETF			34,716	$2,173,222

Total Equity Funds				$2,173,222

Total Exchange-Traded Funds (identified cost $2,855,444)				$2,946,552

U.S. Treasury Obligations — 20.3%

Security			Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/20(6)			$2,560	$2,570,531
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/24(6)			1,288	1,273,820
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/26(6)			2,552	2,478,669
U.S. Treasury Note, 1.00%, 5/15/18			5,750	5,739,236

Total U.S. Treasury Obligations (identified cost $12,182,275)				$12,062,256

Call Options Purchased — 0.0%(7)

Exchange-Traded Options — 0.0%(7)

Description	Number of Contracts	Strike Price	Expiration Date	Value
CBOE SPX Volatility Index	225	$15	9/20/17	$21,375

Total Call Options Purchased (identified cost $19,445)				$21,375

3

Put Options Purchased — 0.0%(7)

Exchange-Traded Options — 0.0%(7)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	7	$2,350	8/18/17	$1,785

Total Put Options Purchased (identified cost $31,594)				$1,785

Short-Term Investments — 42.0%

Description			Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(8)			24,951,503	$24,956,493

Total Short-Term Investments (identified cost $24,959,597)				$24,956,493

Total Investments — 89.3% (identified cost $53,032,534)				$53,015,861

Put Options Written — (0.0)%(7)

Exchange-Traded Options — (0.0)%(7)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	7	$2,150	8/18/17	$(385)

Total Put Options Written (premiums received $9,524)				$(385)

Other Assets, Less Liabilities — 10.7%				$6,353,170

Net Assets — 100.0%				$59,368,646

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $3,598,359 or 6.1% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Non-income producing security.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

4

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,065,586	JPY	229,098,298	Bank of America, N.A.	8/31/17	$—	$(15,038)

						$—	$(15,038)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ 100 Index	9	Short	Sep-17	$(1,038,533)	$(1,058,850)	$(20,317)
E-mini S&P 500 Index	8	Short	Sep-17	(977,981)	(987,200)	(9,219)
STOXX Europe 600 Index	93	Long	Sep-17	2,139,227	2,069,848	(69,379)
Interest Rate Futures
Japan 10-Year Bond	2	Short	Sep-17	(2,730,807)	(2,724,115)	6,692
U.S. 2-Year Treasury Note	24	Long	Sep-17	5,194,169	5,192,250	(1,919)
U.S. 5-Year Treasury Note	34	Short	Sep-17	(4,012,479)	(4,017,047)	(4,568)
U.S. 10-Year Treasury Note	11	Short	Sep-17	(1,384,347)	(1,384,797)	(450)
U.S. Ultra 10-Year Treasury Note	21	Short	Sep-17	(2,834,633)	(2,835,984)	(1,351)
U.S. Ultra-Long Treasury Bond	16	Long	Sep-17	2,612,029	2,632,000	19,971

						$(80,540)

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

STOXX Europe 600 Index: Represents large, mid and small capitalization companies across 17 countries of the European region.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$2,429	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	2/21/18	$8,575
Bank of America, N.A.	4,864	Pays	MSCI EAFE Index(2)	Receives	3-month USD LIBOR-BBA plus 0.04%	8/21/17	(150,609)
Bank of America, N.A.	3,320	Pays	MSCI Emerging Markets Index(2)	Receives	3-month USD LIBOR-BBA plus 0.28%	8/21/17	(259,470)
Bank of America, N.A.	2,386	Pays	S&P 500 Total Return Index(2)	Receives	1-month USD LIBOR-BBA plus 0.37%	4/5/18	(36,375)

5

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$2,134	Pays	S&P 500 Total Return Index	Receives	1-month USD LIBOR-BBA plus 0.35%	5/9/18	$(37,045)
Societe Generale	4,000	Receives	SGI Smart Market Neutral Commodity 2 Index(2)	Pays	0.65%	10/4/17	(1,892)
Societe Generale	2,200	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50%	10/4/17	(797)

							$(477,613)

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Currency Abbreviations:

JPY	-	Japanese Yen

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2017 were $7,415,669 or 12.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	24	$18,925
Options written	337	47,166
Options terminated in closing purchase transactions	(321)	(35,251)
Options exercised	(9)	(2,391)
Options expired	(24)	(18,925)

Outstanding, end of period	7	$9,524

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

6

Equity Price Risk: During the fiscal year to date ended July 31, 2017, the Portfolio sought to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciated or depreciated sufficiently over the period to offset the net premium received, the Portfolio incurred a net loss. The amount of potential loss in the event of a sharp market movement was subject to a cap, defined as the product of the difference in strike prices between written and purchased call and put options and the options position size, less net premium received. The Portfolio also enters into total return swap contracts, equity index futures contracts and options thereon to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to hedge against fluctuations in currency exchange rates and security prices.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into interest rate futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$—	$(1,892)

Total		$—	$(1,892)

Equity Price	Financial Futures Contracts*	$—	$(98,915)
Equity Price	Purchased Options	23,160	—
Equity Price	Total Return Swaps	8,575	(484,296)
Equity Price	Written Options	—	(385)

Total		$31,735	$(583,596)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(15,038)

Total		$—	$(15,038)

Interest Rate	Financial Futures Contracts*	$26,663	$(8,288)

Total		$26,663	$(8,288)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,090,237

Gross unrealized appreciation	$—
Gross unrealized depreciation	(455,197)

Net unrealized depreciation	$(455,197)

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$2,271,673	$—	$2,271,673
Commercial Mortgage-Backed Securities	—	741,123	—	741,123
Asset-Backed Securities	—	6,913,669	—	6,913,669
Foreign Government Bonds	—	2,060,295	—	2,060,295
Corporate Bonds & Notes	—	1,040,640	—	1,040,640
Exchange-Traded Funds	2,946,552	—	—	2,946,552
U.S. Treasury Obligations	—	12,062,256	—	12,062,256
Call Options Purchased	21,375	—	—	21,375
Put Options Purchased	1,785	—	—	1,785
Short-Term Investments	—	24,956,493	—	24,956,493
Total Investments	$2,969,712	$50,046,149	$—	$53,015,861
Futures Contracts	$26,663	$—	$—	$26,663
Swap Contracts	—	8,575	—	8,575
Total	$2,996,375	$50,054,724	$—	$53,051,099

Liability Description
Put Options Written	$(385)	$—	$—	$(385)
Forward Foreign Currency Exchange Contracts	—	(15,038)	—	(15,038)
Futures Contracts	(37,824)	(69,379)	—	(107,203)
Swap Contracts	—	(486,188)	—	(486,188)
Total	$(38,209)	$(570,605)	$—	$(608,814)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

8

Eaton Vance

Multi-Strategy All Market Fund

July 31, 2017 (Unaudited)

Eaton Vance Multi-Strategy All Market Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates, in shares of Eaton Vance Hexavest Global Equity Fund, Eaton Vance Real Estate Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds) and by investing directly in other securities. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2017, the Fund owned 0.1% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 0.1% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests. The Fund’s Consolidated Portfolio of Investments at July 31, 2017 is set forth below.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 24.3%

Description		Value
Eaton Vance Floating Rate Portfolio (identified cost, $7,827,534)		$7,400,145
Global Macro Absolute Return Advantage Portfolio (identified cost, $3,268,673)		2,837,551

Total Investments in Affiliated Portfolios (identified cost $11,096,207)		$10,237,696

Investments in Affiliated Investment Funds — 36.9%

Security	Shares	Value
Equity Funds
Eaton Vance Hexavest Global Equity Fund, Class I	695,111	$8,987,786
Eaton Vance Real Estate Fund, Class I	79,769	1,102,411
Parametric Emerging Markets Fund, Class R6	153,838	2,310,641
Parametric International Equity Fund, Class R6	234,505	3,140,021

Total Investments in Affiliated Investment Funds (identified cost $13,398,031)		$15,540,859

Collateralized Mortgage Obligations — 2.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class B1, 6.182%, 7/25/29(1)	$200	$223,363
Series 2017-DNA2, Class M2, 4.682%, 10/25/29(1)	400	431,544
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 5.482%, 1/25/29(1)	200	223,182
Series 2017-C03, Class 1M2, 4.232%, 10/25/29(1)	200	210,047

Total Collateralized Mortgage Obligations (identified cost $1,027,675)		$1,088,136

Commercial Mortgage-Backed Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(2)	$97	$97,887
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.665%, 4/15/47(2)(3)	150	136,078

1

Security	Principal Amount (000’s omitted)	Value
Series 2014-C21, Class D, 4.66%, 8/15/47(2)(3)	$200	$172,235
Series 2014-C22, Class D, 4.559%, 9/15/47(2)(3)	150	129,086
Series 2014-C23, Class D, 3.958%, 9/15/47(2)(3)	100	86,710
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.407%, 8/15/46(2)(3)	150	153,070
Series 2014-DSTY, Class B, 3.771%, 6/10/27(2)	150	150,538
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(2)(3)	150	152,481
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.049%, 1/10/45(2)(3)	150	164,211
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.541%, 9/15/58(3)	100	101,646
WF-RBS Commercial Mortgage Trust
Series 2014-LC14, Class D, 4.586%, 3/15/47(2)(3)	150	127,479

Total Commercial Mortgage-Backed Securities (identified cost $1,490,674)		$1,471,421

Asset-Backed Securities — 2.3%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.6%
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(2)	$150	$152,279
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	86	86,048

		$238,327

Computers — 0.3%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(2)	$150	$150,365

		$150,365

Other — 0.3%
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(2)	$65	$66,488
OneMain Financial Issuance Trust
Series 2014-1A, Class A, 2.43%, 6/18/24(2)	9	9,253
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(2)	23	22,978
Series 2015-1A, Class B, 3.05%, 3/22/32(2)	34	34,518

		$133,237

Restaurants — 0.7%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(2)	$73	$73,850
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(2)	74	76,531
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(2)	138	139,304

		$289,685

2

Security	Principal Amount (000’s omitted)		Value
Single Family Home Rental — 0.4%
Colony American Homes
Series 2014-1A, Class C, 3.076%, 5/17/31(1)(2)		$165	$166,466

			$166,466

Total Asset-Backed Securities (identified cost $967,793)			$978,080

Exchange-Traded Funds — 15.2%

Security	Shares		Value
Commodity Funds
iShares Gold Trust(4)		49,435	$604,096
SPDR Gold Trust(4)(5)		5,804	700,833

			$1,304,929

Equity Funds
iShares Core S&P 500 ETF		6,109	$1,517,842
iShares MSCI Eurozone ETF		24,969	1,039,460
iShares MSCI Japan ETF		20,082	1,099,690
iShares MSCI United Kingdom ETF		27,739	946,455
WisdomTree Japan Hedged Equity Fund		9,754	510,134

			$5,113,581

Total Exchange-Traded Funds (identified cost $6,151,400)			$6,418,510

U.S. Treasury Obligations — 4.5%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/20(6)		$888	$891,817
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/24(6)		464	458,575
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/25(6)		552	551,829

Total U.S. Treasury Obligations (identified cost $1,899,526)			$1,902,221

Foreign Government Bonds — 2.5%

Security	Principal Amount (000’s omitted)		Value
Japan — 2.5%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(7)	JPY	110,721	$1,041,478

Total Japan			$1,041,478

Total Foreign Government Bonds (identified cost $1,106,311)			$1,041,478

3

Call Options Purchased — 0.0%(8)

Exchange-Traded Options — 0.0%(8)

Description	Number of Contracts	Strike Price	Expiration Date	Value
CBOE SPX Volatility Index	125	$15	9/20/17	$11,875

Total Call Options Purchased (identified cost $10,803)				$11,875

Put Options Purchased — 0.0%(8)

Exchange-Traded Options — 0.0%(8)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	5	$2,350	8/18/17	$1,275

Total Put Options Purchased (identified cost $22,567)				$1,275

Short-Term Investments — 5.3%

Description			Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(9)			2,252,653	$2,253,103

Total Short-Term Investments (identified cost $2,253,236)				$2,253,103

Total Investments — 97.1% (identified cost $39,424,223)				$40,944,654

Put Options Written — (0.0)%(8)

Exchange-Traded Options — (0.0)%(8)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	5	$2,150	8/18/17	$(275)

Total Put Options Written (premiums received $6,803)				$(275)

Other Assets, Less Liabilities — 2.9%				$1,223,292

Net Assets — 100.0%				$42,167,671

4

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $2,261,807 or 5.4% of the Fund’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(4)	Non-income producing security.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $19,418.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,043,767	JPY	115,766,267	Bank of America, N.A.	8/31/17	$—	$(7,599)

						$—	$(7,599)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
Japan 10-Year Bond	1	Short	Sep-17	$(1,365,403)	$(1,362,057)	$3,346
U.S. 2-Year Treasury Note	13	Long	Sep-17	2,813,508	2,812,468	(1,040)
U.S. 5-Year Treasury Note	19	Long	Sep-17	2,236,937	2,244,820	7,883
U.S. 10-Year Treasury Note	11	Long	Sep-17	1,384,473	1,384,797	324
U.S. Long Treasury Bond	5	Long	Sep-17	762,978	764,844	1,866
U.S. Ultra-Long Treasury Bond	20	Long	Sep-17	3,265,037	3,290,000	24,963

						$37,342

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

5

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$950	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	6/15/18	$3,356
Societe Generale	1,800	Receives	SGI Smart Market Neutral Commodity 2 Index(2)	Pays	0.65	10/4/17	(851)
Societe Generale	900	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50	10/4/17	(331)

							$2,174

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Currency Abbreviations:

JPY	-	Japanese Yen

USD	-	United States Dollar

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2017 were $2,382,951 or 5.7% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	194	75,920
Options terminated in closing purchase transactions	(19)	(37,133)
Options exercised	(5)	(1,328)
Options expired	(165)	(30,656)

Outstanding, end of period	5	$6,803

6

At July 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk: During the fiscal year to date ended July 31, 2017, the Fund invested in commodities-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Fund entered into options on equity indices and total return swaps on a security, basket of securities or an index to hedge against fluctuations in securities prices and to enhance total return.

Foreign Exchange Risk: The Fund engaged in forward foreign currency exchange contracts and currency options to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund entered into interest rate futures contracts to manage the effective duration of the Fund and to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total return swaps	$—	$(851)

Total		$—	$(851)

Equity Price	Purchased options	$13,150	$—
Equity Price	Total return swaps	3,356	(331)
Equity Price	Written options	—	(275)

Total		$16,506	$(606)

Foreign Exchange	Forward foreign currency exchange contracts	$—	$(7,599)

Total		$—	$(7,599)

Interest Rate	Financial futures contracts*	$38,382	$(1,040)

Total		$38,382	$(1,040)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

7

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended July 31, 2017 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Eaton Vance Hexavest Global Equity Fund, Class I	706,067	27,166	(38,122)	695,111	$8,987,786	$58,039	$267,952	$77,006	$721,136
Eaton Vance Real Estate Fund, Class I	—	79,769	—	79,769	1,102,411	12,920	—	—	7,320
Parametric Emerging Markets Fund, Class R6	72,417	81,421	—	153,838	2,310,641	35,998	—	—	303,354
Parametric International Equity Fund, Class R6	134,027	100,478	—	234,505	3,140,021	44,150	—	—	445,899

					$15,540,859	$151,107	$267,952	$77,006	$1,477,709

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidary and the affiliated Portfolios, at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,971,021

Gross unrealized appreciation	$2,679,077
Gross unrealized depreciation	(6,640,572)

Net unrealized depreciation	$(3,961,495)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$10,237,696	$—	$—	$10,237,696
Investments in Affiliated Investment Funds	15,540,859	—	—	15,540,859
Collateralized Mortgage Obligations	—	1,088,136	—	1,088,136
Commercial Mortgage-Backed Securities	—	1,471,421	—	1,471,421
Asset-Backed Securities	—	978,080	—	978,080
Exchange-Traded Funds	6,418,510	—	—	6,418,510
U.S. Treasury Obligations	—	1,902,221	—	1,902,221
Foreign Government Bonds	—	1,041,478	—	1,041,478
Call Options Purchased	11,875	—	—	11,875
Put Options Purchased	1,275	—	—	1,275
Short-Term Investments	—	2,253,103	—	2,253,103
Total Investments	$32,210,215	$8,734,439	$—	$40,944,654
Futures Contracts	$38,382	$—	$—	$38,382
Swap Contracts	—	3,356	—	3,356
Total	$32,248,597	$8,737,795	$—	$40,986,392

Liability Description
Put Options Written	$(275)	$—	$—	$(275)
Forward Foreign Currency Exchange Contracts	—	(7,599)	—	(7,599)
Futures Contracts	(1,040)	—	—	(1,040)
Swap Contracts	—	(1,182)	—	(1,182)
Total	$(1,315)	$(8,781)	$—	$(10,096)

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

9

Parametric Tax-Managed International Equity Fund

July 31, 2017 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $39,298,889 and the Fund owned 53.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Australia — 7.9%
AGL Energy, Ltd.	16,349	$315,270
Altium, Ltd.	6,000	41,958
Alumina, Ltd.	20,000	30,377
Amcor, Ltd.	2,750	33,757
Ansell, Ltd.	2,000	35,140
ARB Corp., Ltd.	2,741	33,601
Ardent Leisure Group	12,742	21,298
Aristocrat Leisure, Ltd.	7,459	120,958
Asaleo Care, Ltd.	27,800	29,597
Atlassian Corp. PLC, Class A(1)	2,000	71,640
Aurizon Holdings, Ltd.	7,700	30,906
AusNet Services	86,700	113,403
Blackmores, Ltd.	519	36,766
BlueScope Steel, Ltd.	3,500	36,871
Boral, Ltd.	11,300	62,621
Brambles, Ltd.	20,697	153,029
Caltex Australia, Ltd.	4,560	113,639
carsales.com, Ltd.	4,000	39,527
Cleanaway Waste Management, Ltd.	36,318	37,902
Coca-Cola Amatil, Ltd.	14,900	98,115
Cochlear, Ltd.	850	97,099
Commonwealth Bank of Australia	3,589	240,445
Computershare, Ltd.	9,341	105,100
CSG, Ltd.	43,935	24,210
CSL, Ltd.	3,419	344,472
Dexus	10,420	78,245
DuluxGroup, Ltd.	5,657	29,828
Fairfax Media, Ltd.	32,300	25,580
GPT Group (The)	11,738	45,004
GrainCorp, Ltd., Class A	7,142	49,866
GWA Group, Ltd.	11,241	29,160
Hansen Technologies, Ltd.	14,633	44,620
Harvey Norman Holdings, Ltd.	17,000	59,441
Incitec Pivot, Ltd.	11,120	28,391
Investa Office Fund	13,624	49,500
iSentia Group, Ltd.	19,466	34,559
James Hardie Industries PLC CDI	4,004	61,308
JB Hi-Fi, Ltd.	1,536	31,954
Macquarie Atlas Roads Group	10,339	45,989
Metcash, Ltd.	29,937	62,767
Mirvac Group	41,842	72,678
National Australia Bank, Ltd.	4,515	108,237
Navitas, Ltd.	9,965	39,584
Newcrest Mining, Ltd.	2,354	38,249
NEXTDC, Ltd.(1)	18,649	61,206

1

Security	Shares	Value
Oil Search, Ltd.	13,639	$72,568
Orica, Ltd.	4,147	65,927
Primary Health Care, Ltd.	10,000	27,096
Qantas Airways, Ltd.	11,500	48,876
REA Group, Ltd.	730	40,267
Rio Tinto, Ltd.	2,553	134,583
Scentre Group	37,835	125,110
Shopping Centres Australasia Property Group	19,400	33,699
SMS Management & Technology, Ltd.	8,747	12,586
Sonic Healthcare, Ltd.	3,329	59,412
South32, Ltd.	16,000	37,318
Southern Cross Media Group, Ltd.	25,786	27,346
Spark Infrastructure Group	66,000	132,132
Star Entertainment Group, Ltd. (The)	9,459	38,158
Stockland	22,834	76,774
Suncorp Group, Ltd.	2,484	28,391
Super Retail Group, Ltd.	4,935	33,081
Sydney Airport	7,656	41,267
Tabcorp Holdings, Ltd.	17,246	57,626
Tatts Group, Ltd.	19,917	63,738
Telstra Corp., Ltd.	108,271	355,190
Tox Free Solutions, Ltd.	9,194	17,581
Transurban Group	15,294	139,673
Vicinity Centres	33,285	73,255
Washington H. Soul Pattinson & Co., Ltd.	4,310	60,817
Wesfarmers, Ltd.	9,028	294,183
Westpac Banking Corp.	8,556	218,094
Woodside Petroleum, Ltd.	12,096	282,691

		$5,861,306

Austria — 1.0%
ams AG	1,736	$125,107
ANDRITZ AG	758	46,408
Atrium European Real Estate, Ltd.	7,250	33,888
BUWOG AG(1)	1,234	36,262
CA Immobilien Anlagen AG	1,563	40,338
Erste Group Bank AG	1,664	68,931
EVN AG	2,151	32,933
Lenzing AG	182	32,562
Oesterreichische Post AG	1,473	67,725
OMV AG	1,960	111,028
RHI AG	859	32,412
Verbund AG	4,533	89,667
Wienerberger AG	1,390	31,953

		$749,214

Belgium — 2.0%
Aedifica SA	624	$57,139
Ageas	1,164	52,402
Anheuser-Busch InBev SA/NV	1,477	178,174
Bekaert SA	1,080	52,237
bpost SA	2,643	72,355

2

Security	Shares	Value
Cofinimmo	400	$50,802
Colruyt SA	478	26,786
Econocom Group SA/NV	5,752	43,959
Euronav SA	2,460	19,626
Groupe Bruxelles Lambert SA	1,943	199,279
Proximus SA	4,820	169,494
Telenet Group Holding NV(1)	2,650	185,008
UCB SA	2,340	170,403
Umicore SA	2,518	202,150

		$1,479,814

Denmark — 2.0%
Carlsberg A/S, Class B	1,706	$189,535
Coloplast A/S, Class B	493	42,353
Danske Bank A/S	4,227	171,184
DONG Energy AS(2)	3,312	159,779
DSV A/S	504	32,541
FLSmidth & Co. A/S	796	48,719
ISS A/S	813	33,329
Nets A/S(1)(2)	2,166	52,204
Novo Nordisk A/S, Class B	3,312	140,857
Novozymes A/S, Class B	4,257	196,569
Pandora A/S	1,324	152,377
Royal Unibrew A/S	730	36,373
SimCorp A/S	775	48,459
TDC A/S	20,226	124,806
Vestas Wind Systems A/S	658	64,308

		$1,493,393

Finland — 1.9%
Amer Sports Oyj	3,072	$82,517
Citycon Oyj	12,000	32,657
Elisa Oyj	3,299	135,810
Fortum Oyj	8,212	134,284
Huhtamaki Oyj	736	28,521
Kemira Oyj	2,727	34,373
Kesko Oyj, Class B	1,695	85,706
Kone Oyj, Class B	1,663	86,621
Neste Oyj	3,648	158,155
Nokia Oyj	21,840	139,365
Orion Oyj, Class B	2,195	110,937
Raisio Oyj, Class V	7,000	29,317
Sampo Oyj, Class A	2,829	154,722
Sanoma Oyj	4,285	39,802
Technopolis Oyj	12,850	55,677
UPM-Kymmene Oyj	1,915	52,132
Uponor Oyj	1,630	26,319
Valmet Oyj	1,377	25,101

		$1,412,016

France — 7.7%
Aeroports de Paris	379	$64,140
Air Liquide SA	4,325	530,304
Airbus SE	1,021	85,311
Alten SA	634	54,735
Atos SE	1,608	244,473

3

Security	Shares	Value
AXA SA	4,600	$135,854
BNP Paribas SA	3,858	298,978
Bouygues SA	672	28,811
CNP Assurances	2,759	66,607
Danone SA	4,217	314,673
Dassault Systemes SE	1,096	107,515
Engie SA	24,589	396,035
Eutelsat Communications SA	985	26,658
Fonciere des Regions	1,140	110,039
Gecina SA	539	81,492
Groupe Eurotunnel SE	2,197	24,362
Hermes International	176	89,147
ICADE	757	64,996
Iliad SA	301	74,670
Ingenico Group SA	754	79,091
Klepierre	3,530	143,662
L’Oreal SA	875	181,283
Lagardere SCA	1,361	44,717
Legrand SA	560	38,684
LVMH Moet Hennessy Louis Vuitton SE	690	173,320
Mercialys SA	2,000	40,473
Nexity SA	1,000	53,636
Orange SA	26,441	444,919
Orpea	620	71,097
Rubis SCA	846	53,850
Safran SA	474	44,846
Sanofi	4,652	443,285
SCOR SE	1,284	54,154
Societe BIC SA	422	49,499
Sodexo SA	251	29,651
Sopra Steria Group	268	46,347
Suez	5,207	94,149
Total SA	9,410	478,533
Vinci SA	1,776	159,034
Vivendi SA	5,190	119,961
Wendel SA	200	30,092

		$5,673,083

Germany — 7.7%
adidas AG	438	$100,037
Allianz SE	1,913	407,771
alstria office REIT AG	5,110	74,990
Aurubis AG	569	50,654
BASF SE	3,330	317,016
Bayer AG	2,283	289,168
Brenntag AG	492	27,880
Continental AG	340	76,591
Daimler AG	2,800	196,181
Deutsche Boerse AG	570	59,518
Deutsche EuroShop AG	1,480	61,634
Deutsche Lufthansa AG	2,923	62,772
Deutsche Telekom AG	28,838	526,834
Deutsche Wohnen AG, Bearer Shares	4,814	190,771
E.ON SE	35,060	346,840

4

Security	Shares	Value
Fraport AG	937	$93,830
Fresenius Medical Care AG & Co. KGaA	705	66,482
Fresenius SE & Co. KGaA	1,209	102,045
GEA Group AG	1,196	48,607
Grand City Properties SA	2,964	61,455
HeidelbergCement AG	510	50,501
Henkel AG & Co. KGaA	1,053	132,477
Henkel AG & Co. KGaA, PFC Shares	2,602	368,568
Innogy SE(2)	2,800	117,600
KWS Saat SE	85	34,529
LEG Immobilien AG	1,088	104,617
Linde AG	1,079	205,831
MAN SE	432	47,840
Merck KGaA	412	45,209
MTU Aero Engines AG	316	46,311
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	660	141,768
ProSiebenSat.1 Media SE	1,000	39,954
SAP SE	3,898	412,740
Siemens AG	1,922	260,818
Software AG	800	34,978
Stada Arzneimittel AG	690	53,723
TAG Immobilien AG	4,990	81,880
TUI AG	2,680	42,123
Uniper SE	6,350	130,867
Volkswagen AG	330	51,891
Wirecard AG	1,392	106,528

		$5,671,829

Hong Kong — 3.7%
ASM Pacific Technology, Ltd.	5,000	$64,619
Bloomage BioTechnology Corp., Ltd.	25,000	46,803
China Cord Blood Corp.(1)	5,000	58,900
China Traditional Chinese Medicine Holdings Co., Ltd.	50,000	26,534
Chow Sang Sang Holdings International, Ltd.	13,000	30,357
CK Infrastructure Holdings, Ltd.	13,000	121,169
CLP Holdings, Ltd.	23,500	250,396
Dairy Farm International Holdings, Ltd.	11,500	92,721
Esprit Holdings, Ltd.(1)	27,800	13,698
First Pacific Co., Ltd.	106,000	79,330
G-Resources Group, Ltd.(1)	1,212,000	15,824
Hang Lung Group, Ltd.	6,000	22,791
Hang Seng Bank, Ltd.	6,800	147,836
HK Electric Investments & HK Electric Investments, Ltd.(2)	34,000	32,375
HKT Trust and HKT, Ltd.	91,000	119,207
Hong Kong Exchanges and Clearing, Ltd.	6,400	182,325
Hongkong Land Holdings, Ltd.	13,000	97,688
Hopewell Holdings, Ltd.	8,500	32,511
Hysan Development Co., Ltd.	7,000	33,850
Jardine Matheson Holdings, Ltd.	2,400	153,093
Jardine Strategic Holdings, Ltd.	3,000	122,330
Johnson Electric Holdings, Ltd.	7,875	27,983
Kerry Properties, Ltd.	10,000	35,043
KuangChi Science, Ltd.(1)	120,000	42,070
Li & Fung, Ltd.	80,000	29,264
Link REIT	11,500	93,364

5

Security	Shares	Value
MGM China Holdings, Ltd.	31,200	$61,387
MTR Corp., Ltd.	6,500	37,535
NWS Holdings, Ltd.	17,000	32,522
PCCW, Ltd.	159,000	89,418
Shangri-La Asia, Ltd.	22,000	35,728
Sino Land Co., Ltd.	22,000	36,284
SJM Holdings, Ltd.	60,000	59,984
Swire Pacific, Ltd., Class A	4,000	39,857
Techtronic Industries Co., Ltd.	19,000	84,422
Television Broadcasts, Ltd.	14,600	53,444
Truly International Holdings, Ltd.	208,000	69,686
VTech Holdings, Ltd.	7,100	102,696
Wharf (Holdings), Ltd. (The)	4,000	33,999
Yue Yuen Industrial Holdings, Ltd.	10,500	43,351

		$2,752,394

Ireland — 1.9%
Bank of Ireland Group PLC(1)	25,434	$212,267
C&C Group PLC	10,000	36,221
Cairn Homes PLC(1)	18,600	34,506
CRH PLC	4,400	154,444
DCC PLC	1,740	152,968
FBD Holdings PLC(1)	1,257	12,576
Hibernia REIT PLC	44,450	73,762
ICON PLC(1)	1,512	158,684
Irish Continental Group PLC	7,510	47,710
Irish Residential Properties REIT PLC	42,500	67,302
Kerry Group PLC, Class A	1,947	176,228
Paddy Power Betfair PLC	1,739	174,234
Smurfit Kappa Group PLC	1,300	38,663
UDG Healthcare PLC	8,000	89,317

		$1,428,882

Israel — 1.9%
Alony Hetz Properties & Investments, Ltd.	3,825	$38,175
Azrieli Group, Ltd.	1,066	58,250
Bank Hapoalim B.M.	15,152	104,955
Bank Leumi Le-Israel B.M.	10,000	48,041
Bezeq The Israeli Telecommunication Corp., Ltd.	88,171	130,903
Check Point Software Technologies, Ltd.(1)	525	55,534
Delek Automotive Systems, Ltd.	4,964	41,044
Delta-Galil Industries, Ltd.	860	23,817
Elbit Systems, Ltd.	1,014	128,033
Frutarom Industries, Ltd.	1,150	81,538
Israel Chemicals, Ltd.	19,219	91,584
Jerusalem Oil Exploration(1)	620	32,897
Kenon Holdings, Ltd.(1)	672	9,353
Melisron, Ltd.	729	37,162
Mellanox Technologies, Ltd.(1)	500	23,475
Nice, Ltd.	490	36,524
Oil Refineries, Ltd.	139,185	64,720
Orbotech, Ltd.(1)	716	25,389
Paz Oil Co., Ltd.	464	77,466
Sarine Technologies, Ltd.	23,300	26,109

6

Security	Shares	Value
Shufersal, Ltd.	14,250	$77,426
Teva Pharmaceutical Industries, Ltd. ADR	5,038	162,072

		$1,374,467

Italy — 4.1%
A2A SpA	21,000	$35,724
Amplifon SpA	6,312	90,475
Ansaldo STS SpA(1)	2,606	35,763
Assicurazioni Generali SpA	4,184	75,890
Atlantia SpA	3,094	94,117
Beni Stabili SpA SIIQ	54,219	43,255
Brembo SpA	2,325	35,753
Cementir Holding SpA	5,300	37,754
CIR SpA	19,905	29,623
Davide Campari-Milano SpA	18,866	139,464
De’Longhi SpA	1,200	39,465
Ei Towers SpA	2,683	164,136
Enel SpA	48,562	277,012
ENI SpA	15,950	252,539
EXOR NV	1,016	60,845
Ferrari NV	1,050	110,491
Infrastrutture Wireless Italiane SpA(2)	33,089	213,675
International Game Technology PLC	2,116	40,289
Interpump Group SpA	2,136	64,990
Intesa Sanpaolo SpA	51,117	175,967
Italmobiliare SpA	1,360	38,637
Leonardo SpA	4,673	81,433
Luxottica Group SpA	1,065	61,482
Parmalat SpA	9,525	34,517
Poste Italiane SpA(2)	5,564	40,958
Prada SpA	6,900	24,631
Recordati SpA	4,110	175,438
Reply SpA	249	52,644
Salvatore Ferragamo SpA	941	27,276
Snam SpA	16,776	79,372
STMicroelectronics NV	17,344	294,109
Terna Rete Elettrica Nazionale SpA	12,961	74,043
UnipolSai Assicurazioni SpA	20,058	46,370

		$3,048,137

Japan — 15.5%
Activia Properties, Inc.	6	$26,971
Advance Residence Investment Corp.	12	29,331
Advantest Corp.	3,000	54,902
Aeon Co., Ltd.	3,200	48,218
Aeon Mall Co., Ltd.	3,500	66,661
Air Water, Inc.	2,000	38,722
Aisin Seiki Co., Ltd.	1,000	51,989
Ajinomoto Co., Inc.	2,100	42,237
Alfresa Holdings Corp.	2,600	47,851
ANA Holdings, Inc.	11,000	37,765
Anritsu Corp.	3,000	24,171
Asahi Glass Co., Ltd.	1,200	50,507
Asahi Group Holdings, Ltd.	1,500	61,142
Asahi Kasei Corp.	6,000	68,520
Astellas Pharma, Inc.	8,900	113,346

7

Security	Shares	Value
Bandai Namco Holdings, Inc.	1,300	$45,192
Bridgestone Corp.	1,900	79,936
Canon, Inc.	3,800	132,205
Central Japan Railway Co.	500	80,463
Chiba Bank, Ltd. (The)	4,000	28,698
Chubu Electric Power Co., Inc.	10,800	141,912
Chugoku Electric Power Co., Inc. (The)	4,500	49,333
Citizen Watch Co., Ltd.	7,100	52,790
Concordia Financial Group, Ltd.	11,700	59,000
Credit Saison Co., Ltd.	1,400	26,966
Dai-ichi Life Holdings, Inc.	4,200	72,551
Daicel Corp.	3,400	44,194
Daido Steel Co., Ltd.	7,000	42,600
Daishi Bank, Ltd. (The)	9,000	41,246
Daito Trust Construction Co., Ltd.	600	101,414
Daiwa House REIT Investment Corp.	23	57,005
Daiwa Securities Group, Inc.	7,000	40,315
Denka Co., Ltd.	9,000	49,983
East Japan Railway Co.	600	56,269
Eisai Co., Ltd.	1,500	80,387
FamilyMart UNY Holdings Co., Ltd.	1,400	78,409
Fancl Corp.	3,600	77,479
FANUC Corp.	400	81,782
Fast Retailing Co., Ltd.	200	60,010
Fujitsu, Ltd.	8,000	59,574
Fukuoka Financial Group, Inc.	7,000	32,272
Furukawa Electric Co., Ltd.	1,300	58,668
GLP J-Reit	26	28,309
Gunma Bank, Ltd. (The)	5,000	29,295
Hirose Electric Co., Ltd.	300	40,850
Hiroshima Bank, Ltd. (The)	6,000	25,648
Hisamitsu Pharmaceutical Co., Inc.	900	42,192
Hokuhoku Financial Group, Inc.	1,500	24,385
Honda Motor Co., Ltd.	4,400	123,164
Idemitsu Kosan Co., Ltd.	2,600	63,106
Ito En, Ltd.	1,400	51,770
ITOCHU Corp.	3,300	51,749
ITOCHU Techno-Solutions Corp.	1,600	55,715
Iyo Bank, Ltd. (The)	4,600	37,559
Japan Airlines Co., Ltd.	1,400	45,233
Japan Hotel REIT Investment Corp.	63	45,542
Japan Prime Realty Investment Corp.	11	41,369
Japan Real Estate Investment Corp.	13	68,279
Japan Retail Fund Investment Corp.	31	59,212
JXTG Holdings, Inc.	52,800	234,697
Kagome Co., Ltd.	1,800	54,679
Kakaku.com, Inc.	2,000	28,258
Kamigumi Co., Ltd.	3,000	32,151
Kansai Paint Co., Ltd.	2,300	52,609
Kao Corp.	2,100	127,857
KDDI Corp.	15,800	418,652
Kenedix Office Investment Corp.	6	33,912
Keyence Corp.	200	92,383

8

Security	Shares	Value
Kintetsu Group Holdings Co., Ltd.	8,000	$30,678
Kirin Holdings Co., Ltd.	3,200	70,476
Kobayashi Pharmaceutical Co., Ltd.	1,000	62,151
Kuraray Co., Ltd.	2,500	48,604
Kyocera Corp.	1,100	66,825
KYORIN Holdings, Inc.	1,300	27,750
Kyowa Hakko Kirin Co., Ltd.	2,000	36,220
Lawson, Inc.	300	20,423
M3, Inc.	1,200	32,370
Marubeni Corp.	7,000	46,385
Maruichi Steel Tube, Ltd.	1,200	37,037
Megmilk Snow Brand Co., Ltd.	1,400	38,706
MEIJI Holdings Co., Ltd.	500	39,847
Miraca Holdings, Inc.	1,300	59,322
Mitsubishi Estate Co., Ltd.	9,000	163,647
Mitsubishi Motors Corp.	6,600	47,610
Mitsubishi Tanabe Pharma Corp.	3,200	76,178
Mitsui & Co., Ltd.	3,900	56,709
Mizuho Financial Group, Inc.	75,500	134,267
MS&AD Insurance Group Holdings, Inc.	1,800	63,134
NEC Corp.	15,000	40,777
Nidec Corp.	500	55,095
Nikon Corp.	4,100	72,241
Nintendo Co., Ltd.	400	135,846
Nippon Building Fund, Inc.	14	75,574
Nippon Electric Glass Co., Ltd.	1,000	35,399
Nippon Kayaku Co., Ltd.	2,000	27,991
Nippon Prologis REIT, Inc.	26	54,827
Nippon Shokubai Co., Ltd.	600	39,253
Nippon Telegraph & Telephone Corp.	7,900	386,612
Nissan Chemical Industries, Ltd.	1,700	56,433
Nisshin Seifun Group, Inc.	2,400	39,411
Nissin Foods Holdings Co., Ltd.	1,200	75,390
Nitori Holdings Co., Ltd.	400	56,449
NOF Corp.	4,000	54,347
Nomura Real Estate Holdings, Inc.	3,100	61,446
Nomura Real Estate Master Fund, Inc.	43	60,970
Nomura Research Institute, Ltd.	1,200	44,920
NTT Data Corp.	5,500	59,911
NTT DoCoMo, Inc.	14,100	327,430
Obayashi Corp.	4,000	48,163
Okinawa Electric Power Co., Inc. (The)	2,090	49,293
Ono Pharmaceutical Co., Ltd.	2,500	54,689
Oracle Corp. Japan	1,000	67,215
Oriental Land Co., Ltd.	700	50,743
Orix JREIT, Inc.	34	51,620
Osaka Gas Co., Ltd.	38,000	152,195
Otsuka Holdings Co., Ltd.	3,100	136,522
Resona Holdings, Inc.	14,200	73,154
Ricoh Co., Ltd.	4,000	37,610
Rinnai Corp.	600	56,015
San-Ai Oil Co., Ltd.	4,000	40,641
Santen Pharmaceutical Co., Ltd.	4,100	57,762
SECOM Co., Ltd.	500	37,514

9

Security	Shares	Value
Sekisui House, Ltd.	4,000	$69,241
Seven & i Holdings Co., Ltd.	2,500	100,762
Sharp Corp.(1)	11,000	38,722
Shikoku Electric Power Co., Inc.	4,000	48,068
Shimano, Inc.	300	43,983
Shimizu Corp.	5,000	52,830
Shin-Etsu Chemical Co., Ltd.	800	73,172
Shizuoka Bank, Ltd. (The)	5,000	44,610
Showa Denko K.K.	2,200	57,265
Showa Shell Sekiyu K.K.	7,000	76,249
Sompo Holdings, Inc.	1,600	62,755
Sumitomo Corp.	4,900	66,232
Sumitomo Metal Mining Co., Ltd.	4,000	60,411
Sumitomo Mitsui Financial Group, Inc.	4,100	158,202
Suzuki Motor Corp.	1,000	47,401
Taiheiyo Cement Corp.	15,000	56,284
Taisei Corp.	6,000	57,432
Taisho Pharmaceutical Holdings Co., Ltd.	600	44,948
Takeda Pharmaceutical Co., Ltd.	3,600	190,177
TEIJIN, Ltd.	2,400	48,118
Terumo Corp.	2,500	94,525
Toho Gas Co., Ltd.	4,000	27,107
Tohoku Electric Power Co., Inc.	6,300	85,824
Tokai Carbon Co., Ltd.	9,000	58,081
Tokio Marine Holdings, Inc.	2,700	113,544
Tokyo Electron, Ltd.	400	56,255
Tokyo Gas Co., Ltd.	46,000	244,068
Tokyu Corp.	2,000	29,430
Toppan Printing Co., Ltd.	4,000	42,271
Toray Industries, Inc.	9,000	81,269
Toshiba Corp.(1)	18,000	40,843
Tosoh Corp.	5,000	59,201
Toyo Ink SC Holdings Co., Ltd.	7,000	36,270
Toyo Suisan Kaisha, Ltd.	1,000	36,330
Toyobo Co., Ltd.	18,000	34,274
Toyota Motor Corp.	5,100	287,435
Trend Micro, Inc.	1,000	50,012
Tsuruha Holdings, Inc.	400	41,969
Ube Industries, Ltd.	17,000	46,051
United Urban Investment Corp.	36	53,688
West Japan Railway Co.	800	57,423
Yahoo! Japan Corp.	11,200	50,690
Yakult Honsha Co., Ltd.	600	40,887
Yamato Holdings Co., Ltd.	2,000	40,145
Yamato Kogyo Co., Ltd.	1,000	28,030
Yamazaki Baking Co., Ltd.	2,000	40,121
Zeon Corp.	3,000	37,428

		$11,443,391

Netherlands — 4.0%
Aalberts Industries NV	1,153	$50,342
ABN AMRO Group NV(2)	1,800	50,878
Accell Group	1,483	45,208

10

Security	Shares	Value
Akzo Nobel NV	1,981	$179,348
Altice NV, Class B(1)	2,034	50,251
ASM International NV	820	49,346
ASML Holding NV	1,793	270,386
ASR Nederland NV	1,620	61,260
Boskalis Westminster	1,027	36,732
Cimpress NV(1)	600	52,944
Eurocommercial Properties NV	1,255	50,800
Gemalto NV	831	42,332
GrandVision NV(2)	1,280	36,171
Heineken Holding NV	567	55,702
Heineken NV	633	66,053
IMCD Group NV	840	47,031
ING Groep NV	16,339	305,275
InterXion Holding NV(1)	1,208	57,827
Koninklijke Ahold Delhaize NV	4,518	92,411
Koninklijke DSM NV	1,827	134,775
Koninklijke KPN NV	47,300	171,526
Koninklijke Vopak NV	1,452	69,133
NN Group NV	1,302	52,775
Philips Lighting NV(2)	1,400	53,207
PostNL NV	8,000	37,866
QIAGEN NV(1)	2,618	86,837
RELX NV	4,504	94,604
TKH Group NV	800	48,930
TomTom NV(1)	3,382	35,899
Unilever NV	7,925	461,850
Wolters Kluwer NV	2,003	89,080

		$2,936,779

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	25,710	$85,259
Air New Zealand, Ltd.	10,500	26,435
Auckland International Airport, Ltd.	6,364	33,271
Contact Energy, Ltd.	17,100	68,856
Fletcher Building, Ltd.	12,248	73,524
Goodman Property Trust	27,739	26,150
Heartland Bank, Ltd.	35,752	48,869
Precinct Properties New Zealand, Ltd.	27,851	26,347
Ryman Healthcare, Ltd.	3,670	24,305
SKYCITY Entertainment Group, Ltd.	14,241	43,218
Spark New Zealand, Ltd.	27,540	77,570
Summerset Group Holdings, Ltd.	7,300	26,592
Trade Me, Ltd.	8,490	34,907
Xero, Ltd.(1)	4,010	79,451
Z Energy, Ltd.	13,924	80,952

		$755,706

Norway — 2.0%
AF Gruppen ASA	1,371	$26,088
Atea ASA	6,274	76,928
Austevoll Seafood ASA	4,763	42,309
Borregaard ASA	1,881	23,526
DNB ASA	8,378	164,581
Entra ASA(2)	6,540	86,927

11

Security	Shares	Value
Europris ASA(2)	9,810	$45,872
Gjensidige Forsikring ASA	1,701	29,440
Golar LNG, Ltd.	1,000	23,810
Kongsberg Gruppen ASA	3,498	59,484
Marine Harvest ASA	3,300	61,524
Nordic Nanovector ASA(1)	2,000	21,270
Nordic Semiconductor ASA(1)	6,600	32,597
Opera Software ASA	8,541	35,334
Orkla ASA	7,238	74,559
Salmar ASA	646	16,795
Schibsted ASA, Class B	3,350	78,366
SpareBank 1 SMN	3,485	35,193
Statoil ASA	7,438	139,790
Telenor ASA	8,446	168,612
Tomra Systems ASA	5,900	83,859
XXL ASA(2)	3,700	36,038
Yara International ASA	3,528	140,225

		$1,503,127

Portugal — 1.0%
CTT-Correios de Portugal SA	11,700	$76,296
EDP-Energias de Portugal SA	23,100	82,015
Galp Energia SGPS SA, Class B	9,466	151,650
Jeronimo Martins SGPS SA	7,890	155,183
Navigator Co. SA (The)	19,411	83,665
NOS SGPS SA	22,214	141,369
Pharol SGPS SA(1)	43,046	16,831

		$707,009

Singapore — 2.0%
Ascendas Real Estate Investment Trust	23,500	$46,784
Boustead Singapore, Ltd.	20,000	14,004
CapitaLand Mall Trust	15,800	23,422
City Developments, Ltd.	5,800	48,144
ComfortDelGro Corp., Ltd.	14,100	24,024
DBS Group Holdings, Ltd.	6,700	106,889
Ezion Holdings, Ltd.(1)	160,000	28,335
Flex, Ltd.(1)	7,457	119,238
Genting Singapore PLC	118,500	101,814
Hutchison Port Holdings Trust	44,000	20,887
IGG, Inc.	20,000	33,645
Keppel Infrastructure Trust	95,400	38,712
Mapletree Commercial Trust	29,000	34,345
Raffles Medical Group, Ltd.	38,400	36,432
Singapore Airlines, Ltd.	4,000	30,655
Singapore Exchange, Ltd.	7,000	39,069
Singapore Press Holdings, Ltd.	41,000	88,026
Singapore Technologies Engineering, Ltd.	29,000	80,638
Singapore Telecommunications, Ltd.	66,900	195,832
Suntec Real Estate Investment Trust	27,000	37,852
United Overseas Bank, Ltd.	4,500	79,630
Venture Corp., Ltd.	3,600	34,973
Wilmar International, Ltd.	75,000	184,632

		$1,447,982

12

Security	Shares	Value
Spain — 3.9%
Abertis Infraestructuras SA	6,152	$121,301
Aena SA(2)	425	83,065
Almirall SA	2,800	27,082
Amadeus IT Group SA	4,650	286,225
Axiare Patrimonio SOCIMI SA	2,208	41,185
Banco Bilbao Vizcaya Argentaria SA	14,580	131,915
Banco de Sabadell SA	23,300	52,032
Bankia SA	3,739	18,898
Bankinter SA	3,250	31,630
CaixaBank SA	12,618	65,723
Cellnex Telecom SA(2)	1,600	35,988
Coca-Cola European Partners PLC	4,800	207,504
Codere SA/Spain(1)	55,500	29,580
Ebro Foods SA	3,470	83,061
Enagas SA	2,600	73,484
Endesa SA	1,800	42,612
Ercros SA	10,000	36,333
Ferrovial SA	2,427	52,338
Grifols SA	8,178	229,474
Hispania Activos Inmobiliarios SOCIMI SA	2,750	49,502
Iberdrola SA	23,859	188,079
Industria de Diseno Textil SA	5,500	218,319
Merlin Properties Socimi SA	12,923	173,914
Prosegur Cia de Seguridad SA	4,500	30,757
Red Electrica Corp. SA	1,572	33,677
Repsol SA	12,635	211,610
Telefonica SA	21,727	246,014
Tubacex SA(1)	12,500	48,925
Vidrala SA	500	39,000

		$2,889,227

Sweden — 3.9%
Alfa Laval AB	2,000	$44,667
Assa Abloy AB, Class B	2,883	61,762
Axfood AB	2,772	46,685
BillerudKorsnas AB	5,767	91,190
Boliden AB	3,134	98,389
Bonava AB, Class B	2,000	34,997
Capio AB(2)	6,000	34,090
Castellum AB	6,400	99,479
Elekta AB, Class B	17,600	169,396
Essity Aktiebolag, Class B(1)	5,200	150,774
Fabege AB	2,133	42,130
Hennes & Mauritz AB, Class B	8,337	217,514
Hexpol AB	9,658	98,781
Holmen AB, Class B	649	29,312
Hufvudstaden AB, Class A	4,938	85,953
ICA Gruppen AB	890	35,661
Industrivarden AB, Class C	2,456	59,571
Kindred Group PLC SDR	3,604	40,110
Kungsleden AB	6,500	42,753
Lifco AB, Class B	1,000	33,340
Lundin Petroleum AB(1)	6,164	140,377

13

Security	Shares	Value
Mycronic AB	2,681	$27,948
NetEnt AB	2,500	24,122
Nordea Bank AB	3,100	39,115
Securitas AB, Class B	1,900	31,641
Skanska AB, Class B	1,238	28,132
SKF AB, Class B	2,244	44,602
Starbreeze AB(1)	16,600	31,232
Svenska Cellulosa AB SCA, Class B	5,200	43,055
Svenska Handelsbanken AB, Class A	5,337	79,437
Swedbank AB, Class A	4,442	115,836
Swedish Match AB	1,540	54,167
Telefonaktiebolaget LM Ericsson, Class B	32,761	212,043
Telia Co. AB	67,805	318,742
Trelleborg AB, Class B	1,700	40,039
Vitrolife AB	800	64,803
Volvo AB	3,350	56,901
Wihlborgs Fastigheter AB	1,547	37,630

		$2,906,376

Switzerland — 7.8%
Allreal Holding AG	417	$75,823
Alpiq Holding, Ltd.(1)	241	20,436
ALSO Holding AG	375	49,039
Ascom Holding AG	1,636	32,401
Baloise Holding AG	509	81,779
Bucher Industries AG	89	29,677
Burckhardt Compression Holdings AG	55	16,336
Cembra Money Bank AG	330	29,603
Chocoladefabriken Lindt & Spruengli AG	1	68,153
Comet Holding AG	390	55,626
Compagnie Financiere Richemont SA, Class A	6,227	529,358
Daetwyler Holding AG	260	42,495
DKSH Holding AG	352	27,700
dormakaba Holding AG	30	26,740
Ems-Chemie Holding AG	178	123,856
Flughafen Zurich AG	187	47,692
Geberit AG	170	81,762
Georg Fischer AG	32	36,395
Givaudan SA	175	348,181
Helvetia Holding AG	85	47,509
Inficon Holding AG	86	47,164
Komax Holding AG	194	56,668
Kuehne & Nagel International AG	665	115,806
Mobimo Holding AG	139	39,680
Nestle SA	8,750	738,583
Novartis AG	7,182	611,746
Panalpina Welttransport Holding AG	330	41,780
Pargesa Holding SA	850	67,834
Partners Group Holding AG	59	38,301
Roche Holding AG PC	841	212,915
Schindler Holding AG	276	58,042
Schindler Holding AG PC	257	55,426
SGS SA	46	101,668

14

Security	Shares	Value
Sika AG, Bearer Shares	51	$351,454
Sulzer AG	480	53,851
Swatch Group AG (The)	1,112	85,651
Swatch Group AG (The), Bearer Shares	442	175,368
Swiss Life Holding AG	399	145,616
Swiss Prime Site AG	1,391	125,568
Swiss Re AG	2,119	204,297
Swisscom AG	516	252,201
Temenos Group AG	1,230	118,900
Valiant Holding AG	270	31,827
Valora Holding AG	105	34,854
Zehnder Group AG	691	24,258
Zurich Insurance Group AG	620	188,963

		$5,748,982

United Kingdom — 15.1%
Antofagasta PLC	7,900	$98,655
AstraZeneca PLC	3,179	189,478
Auto Trader Group PLC(2)	18,275	92,297
Aviva PLC	15,804	112,335
Babcock International Group PLC	3,446	38,387
BAE Systems PLC	15,161	120,285
Bellway PLC	1,375	57,899
Berendsen PLC	1,721	28,950
Berkeley Group Holdings PLC	1,125	51,883
Big Yellow Group PLC	7,156	73,154
BP PLC	80,176	470,934
BT Group PLC	75,856	313,915
Bunzl PLC	1,400	42,271
Capita PLC	2,374	20,627
Carnival PLC	1,559	105,227
Cineworld Group PLC	5,166	46,970
Close Brothers Group PLC	1,265	25,721
Cobham PLC	11,321	19,831
Compass Group PLC	2,607	55,626
Croda International PLC	1,357	66,216
Daily Mail & General Trust PLC, Class A	2,268	19,075
Diageo PLC	9,957	321,581
Dignity PLC	1,253	42,132
Direct Line Insurance Group PLC	12,400	61,282
easyJet PLC	2,278	37,155
Electrocomponents PLC	8,661	70,886
Elementis PLC	6,330	24,743
Essentra PLC	5,799	40,923
Experian PLC	8,507	169,002
Fidessa Group PLC	1,027	30,647
FirstGroup PLC(1)	13,353	20,363
Fresnillo PLC	2,137	43,369
G4S PLC	13,501	58,604
GlaxoSmithKline PLC	37,061	737,772
Grainger PLC	21,884	75,932
Great Portland Estates PLC	10,225	81,256
Greene King PLC	2,038	18,411
Halma PLC	10,346	149,961

15

Security	Shares	Value
Hammerson PLC	17,653	$133,784
Howden Joinery Group PLC	5,263	29,519
HSBC Holdings PLC	44,206	442,719
Imperial Brands PLC	3,489	143,688
Informa PLC	7,317	67,110
Inmarsat PLC	3,236	33,118
Intertek Group PLC	1,447	82,082
Johnson Matthey PLC	1,560	57,817
Just Eat PLC(1)	8,400	68,803
Kcom Group PLC	18,722	22,667
Keller Group PLC	1,779	20,687
Kingfisher PLC	14,750	57,241
Land Securities Group PLC	15,070	203,227
Legal & General Group PLC	20,937	74,132
Lloyds Banking Group PLC	141,652	122,463
LondonMetric Property PLC	32,609	72,374
Marston’s PLC	12,099	18,524
Merlin Entertainments PLC(2)	8,625	53,406
Mitie Group PLC	5,571	19,581
Moneysupermarket.com Group PLC	16,319	71,450
National Grid PLC	49,757	615,687
NCC Group PLC	25,809	65,969
Next PLC	1,135	59,162
Oxford Instruments PLC	2,226	30,703
Paragon Group of Cos. PLC (The)	4,937	28,192
Pearson PLC	6,802	58,865
Pennon Group PLC	3,923	41,698
Phoenix Group Holdings	2,631	26,497
Playtech PLC	4,633	58,712
Provident Financial PLC	887	24,147
QinetiQ Group PLC	8,311	26,435
Randgold Resources, Ltd.	1,173	109,188
Reckitt Benckiser Group PLC	2,232	217,011
Renishaw PLC	1,543	84,813
Rentokil Initial PLC	15,781	60,481
Rio Tinto PLC	9,093	426,162
Royal Dutch Shell PLC, Class A	19,351	546,500
Royal Mail PLC	6,900	36,690
RPC Group PLC	7,000	82,767
RSA Insurance Group PLC	7,955	68,491
Sage Group PLC (The)	21,278	189,225
SDL PLC	5,875	49,855
Segro PLC	20,124	140,057
Severn Trent PLC	2,803	82,877
Shaftesbury PLC	7,730	100,289
Sky PLC	7,199	91,745
Spirent Communications PLC	26,820	41,880
St. James’s Place PLC	4,626	74,304
Standard Life PLC	14,339	82,537
Tate & Lyle PLC	7,007	62,132
Tritax Big Box REIT PLC	37,589	74,229
TT Electronics PLC	8,490	23,819
UBM PLC	2,425	23,155

16

Security	Shares	Value
Ultra Electronics Holdings PLC	1,034	$28,578
Unilever PLC	4,757	271,305
UNITE Group PLC (The)	9,181	81,299
United Utilities Group PLC	8,851	104,889
Victrex PLC	2,610	67,926
Vodafone Group PLC	273,699	802,308
WH Smith PLC	2,282	53,014
William Hill PLC	6,621	21,883
Wolseley PLC	1,410	84,188
WPP PLC	4,460	90,956
Xaar PLC	3,933	21,931

		$11,160,698

Total Common Stocks (identified cost $65,615,137)		$72,443,812

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(3)	434,688	$434,775

Total Short-Term Investments (identified cost $434,775)		$434,775

Total Investments — 98.6% (identified cost $66,049,912)		$72,878,587

Other Assets, Less Liabilities — 1.4%		$1,048,567

Net Assets — 100.0%		$73,927,154

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $1,224,530 or 1.7% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $1,951.

17

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	33.9%	$25,044,596
British Pound Sterling	15.5	11,445,106
Japanese Yen	15.5	11,443,391
Swiss Franc	7.9	5,874,089
Australian Dollar	7.8	5,789,666
Swedish Krona	3.9	2,906,376
Hong Kong Dollar	3.1	2,285,938
United States Dollar	2.7	1,978,800
Danish Krone	2.0	1,493,393
Norwegian Krone	2.0	1,479,317
Singapore Dollar	1.8	1,300,321
Israeli Shekel	1.5	1,081,888
New Zealand Dollar	1.0	755,706

Total Investments	98.6%	$72,878,587

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.2%	$8,253,777
Industrials	10.4	7,722,368
Consumer Staples	10.2	7,550,138
Consumer Discretionary	9.9	7,292,495
Materials	9.5	7,024,683
Information Technology	9.0	6,662,543
Health Care	8.7	6,459,969
Telecommunication Services	8.6	6,337,080
Real Estate	8.1	5,951,221
Utilities	6.8	5,034,219
Energy	5.6	4,155,319
Short-Term Investments	0.6	434,775

Total Investments	98.6%	$72,878,587

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

The Portfolio did not have any open financial instruments at July 31, 2017.

18

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,186,440

Gross unrealized appreciation	$11,854,647
Gross unrealized depreciation	(5,162,500)

Net unrealized appreciation	$6,692,147

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$249,778	$22,011,001		$—	$22,260,779
Developed Europe	904,099	47,904,467		—	48,808,566
Developed Middle East	266,470	1,107,997		—	1,374,467
Total Common Stocks	$1,420,347	$71,023,465	*	$—	$72,443,812
Short-Term Investments	$—	$434,775		$—	$434,775
Total Investments	$1,420,347	$71,458,240		$—	$72,878,587

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

19

Eaton Vance

Short Duration High Income Fund

July 31, 2017 (Unaudited)

Eaton Vance Short Duration High Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short Duration High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $41,630,375 and the Fund owned 66.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short Duration High Income Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 83.1%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.6%
TransDigm, Inc., 5.50%, 10/15/20	$750	$764,775
TransDigm, Inc., 6.00%, 7/15/22	250	261,875

		$1,026,650

Air Transportation — 2.1%
American Airlines Group, Inc., 5.50%, 10/1/19(1)	$500	$527,800
American Airlines Group, Inc., 6.125%, 6/1/18	500	517,080
United Continental Holdings, Inc., 6.00%, 12/1/20	250	273,125

		$1,318,005

Automotive & Auto Parts — 4.0%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	$250	$258,750
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	150	157,125
IHO Verwaltungs GmbH, 4.125%, 9/15/21(1)(2)	750	766,875
Navistar International Corp., 8.25%, 11/1/21	550	557,219
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	750	771,562

		$2,511,531

Banks & Thrifts — 1.8%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$515,625
Ally Financial, Inc., 8.00%, 12/31/18	250	269,687
CIT Group, Inc., 5.50%, 2/15/19(1)	335	352,353

		$1,137,665

Broadcasting — 1.7%
Sirius XM Radio, Inc., 5.25%, 8/15/22(1)	$1,000	$1,032,500

		$1,032,500

Building Materials — 1.5%
FBM Finance, Inc., 8.25%, 8/15/21(1)	$583	$628,182
Gibraltar Industries, Inc., 6.25%, 2/1/21	45	46,541
HD Supply, Inc., 5.75%, 4/15/24(1)	250	268,438

		$943,161

Cable/Satellite TV — 3.8%
Altice Financing S.A., 6.50%, 1/15/22(1)	$250	$261,175
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	500	531,875
Cablevision Systems Corp., 8.00%, 4/15/20	500	561,750
Cablevision Systems Corp., 8.625%, 9/15/17	222	223,665
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	262	267,240
DISH DBS Corp., 4.25%, 4/1/18	250	253,437
DISH DBS Corp., 5.125%, 5/1/20	250	263,075

		$2,362,217

Capital Goods — 0.4%
Cleaver-Brooks, Inc., 8.75%, 12/15/19(1)	$250	$257,813

		$257,813

1

Security	Principal Amount (000’s omitted)	Value
Chemicals — 1.0%
Tronox Finance, LLC, 6.375%, 8/15/20	$80	$80,600
W.R. Grace & Co., 5.125%, 10/1/21(1)	500	538,750

		$619,350

Consumer Products — 2.1%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$150	$153,375
HRG Group, Inc., 7.875%, 7/15/19	1,125	1,147,781

		$1,301,156

Containers — 0.8%
Ball Corp., 4.375%, 12/15/20	$455	$478,319

		$478,319

Diversified Financial Services — 5.7%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	$218	$227,265
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	1,000	1,018,750
DAE Funding, LLC, 4.00%, 8/1/20(1)(3)	705	718,219
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	500	521,720
Navient Corp., 4.625%, 9/25/17	250	250,938
Navient Corp., 8.00%, 3/25/20	500	554,250
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	290	296,162

		$3,587,304

Diversified Media — 2.9%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$500	$503,750
IAC/InterActiveCorp, 4.875%, 11/30/18	787	796,247
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)	500	516,875

		$1,816,872

Energy — 11.2%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$545	$575,656
Antero Resources Corp., 5.375%, 11/1/21	750	775,313
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	175,100
Denbury Resources, Inc., 9.00%, 5/15/21(1)	70	67,025
Energy Transfer Equity, L.P., 7.50%, 10/15/20	500	567,500
Extraction Oil & Gas Holdings, Inc./Extraction Finance Corp., 7.875%, 7/15/21(1)	345	361,819
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	250	251,875
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)(3)	25	25,781
Permian Resources, LLC/AEPB Finance Corp., 7.672%, 8/1/19(1)(4)	500	470,000
Precision Drilling Corp., 6.50%, 12/15/21	15	14,813
Precision Drilling Corp., 6.625%, 11/15/20	299	297,460
Resolute Energy Corp., 8.50%, 5/1/20	1,125	1,139,062
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	500	524,375
Tervita Escrow Corp., 7.625%, 12/1/21(1)	801	817,020
Weatherford International, Ltd., 5.125%, 9/15/20	165	161,700
Whiting Petroleum Corp., 5.00%, 3/15/19	500	497,500
WPX Energy, Inc., 7.50%, 8/1/20	250	268,750

		$6,990,749

Entertainment/Film — 0.8%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$502,500

		$502,500

2

Security	Principal Amount (000’s omitted)	Value
Environmental — 1.6%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$475,463
GFL Environmental, Inc., 9.875%, 2/1/21(1)	500	543,750

		$1,019,213

Food & Drug Retail — 3.4%
Rite Aid Corp., 6.75%, 6/15/21	$1,000	$1,042,500
Safeway, Inc., 3.95%, 8/15/20	330	321,750
Safeway, Inc., 4.75%, 12/1/21	750	738,750

		$2,103,000

Food/Beverage/Tobacco — 1.1%
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	$650	$702,000

		$702,000

Gaming — 3.4%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$31,388
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	100	104,500
MGM Resorts International, 6.75%, 10/1/20	750	834,375
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	214,725
Scientific Games International, Inc., 7.00%, 1/1/22(1)	75	80,062
Station Casinos, LLC, 7.50%, 3/1/21	37	38,665
Studio City Co., Ltd., 7.25%, 11/30/21(1)	750	807,000

		$2,110,715

Health Care — 5.1%
Alere, Inc., 6.50%, 6/15/20	$260	$265,200
Alere, Inc., 7.25%, 7/1/18	900	904,725
Eagle Holding Co. II, LLC, 7.625%, 5/15/22(1)(2)	95	99,038
HCA, Inc., 3.75%, 3/15/19	526	539,807
HCA, Inc., 5.875%, 3/15/22	500	554,250
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	135	152,212
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	54,125
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(1)	250	243,437
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	155	151,513
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	90	95,175
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	105	105,158

		$3,164,640

Homebuilders/Real Estate — 2.5%
Mattamy Group Corp., 6.50%, 11/15/20(1)	$1,035	$1,060,875
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	500	515,000

		$1,575,875

Insurance — 0.0%(5)
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$25	$25,031

		$25,031

Leisure — 1.0%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$120	$123,750
NCL Corp., Ltd., 4.75%, 12/15/21(1)	495	513,563

		$637,313

Metals/Mining — 2.7%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$512,500
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.375%, 3/1/22(1)	205	220,887
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	550	573,375

3

Security	Principal Amount (000’s omitted)	Value
New Gold, Inc., 6.25%, 11/15/22(1)	$200	$208,000
SunCoke Energy, Inc., 7.625%, 8/1/19	195	195,244

		$1,710,006

Publishing/Printing — 0.4%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	$255	$256,275

		$256,275

Restaurants — 1.2%
Yum! Brands, Inc., 3.875%, 11/1/20	$750	$775,313

		$775,313

Services — 1.2%
Hertz Corp. (The), 5.875%, 10/15/20	$250	$236,250
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	500	513,750

		$750,000

Steel — 0.6%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$35	$35,700
United States Steel Corp., 8.375%, 7/1/21(1)	305	338,169

		$373,869

Super Retail — 0.4%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$115	$108,819
Murphy Oil USA, Inc., 6.00%, 8/15/23	150	159,000

		$267,819

Technology — 6.8%
Avaya, Inc., 9.00%, 4/1/19(1)(6)	$250	$205,000
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	25	26,440
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	500	525,625
EIG Investors Corp., 10.875%, 2/1/24	825	919,875
EMC Corp., 2.65%, 6/1/20	500	493,623
Infor (US), Inc., 5.75%, 8/15/20(1)	133	137,156
Infor (US), Inc., 6.50%, 5/15/22	250	261,562
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	395	410,800
Nokia Oyj, 3.375%, 6/12/22	250	253,593
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,014,830

		$4,248,504

Telecommunications — 7.0%
Frontier Communications Corp., 6.25%, 9/15/21	$125	$110,272
Frontier Communications Corp., 10.50%, 9/15/22	25	23,563
Hughes Satellite Systems Corp., 6.50%, 6/15/19	225	243,000
Intelsat Luxembourg SA, 6.75%, 6/1/18	400	394,000
Level 3 Financing, Inc., 4.939%, 1/15/18(4)	750	752,344
Sprint Communications, Inc., 7.00%, 8/15/20	500	547,500
Sprint Communications, Inc., 9.00%, 11/15/18(1)	436	472,515
Sprint Corp., 7.25%, 9/15/21	500	553,750
T-Mobile USA, Inc., 6.836%, 4/28/23	500	531,875
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	750	760,312

		$4,389,131

4

Security	Principal Amount (000’s omitted)	Value
Utilities — 3.3%
AES Corp. (The), 4.202%, 6/1/19(4)	$490	$493,371
AES Corp. (The), 7.375%, 7/1/21	1,000	1,147,500
Dynegy, Inc., 6.75%, 11/1/19	395	410,553

		$2,051,424

Total Corporate Bonds & Notes (identified cost $51,305,029)		$52,045,920

Senior Floating-Rate Loans — 10.3%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.8%
American Tire Distributors Holdings, Inc., Term Loan, 5.48%, Maturing 9/1/21	$496	$499,607

		$499,607

Diversified Financial Services — 0.2%
VFH Parent, LLC, Term Loan, 4.98%, Maturing 10/15/21	$115	$116,246

		$116,246

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.69%, Maturing 8/23/21	$240	$258,825

		$258,825

Gaming — 2.0%
Gateway Casinos & Entertainment Limited, Term Loan, 5.05%, Maturing 2/22/23	$250	$252,292
GLP Financing, LLC, Term Loan, 2.97%, Maturing 4/29/21	1,000	992,500

		$1,244,792

Services — 1.3%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.80%, Maturing 7/25/22	$215	$201,562
AlixPartners, LLP, Term Loan, 4.30%, Maturing 4/4/24	499	502,699
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.73%, Maturing 12/17/21	117	117,565

		$821,826

Super Retail — 0.5%
National Vision, Inc., Term Loan, 4.23%, Maturing 3/12/21	$322	$323,216

		$323,216

Technology — 2.0%
EIG Investors Corp., Term Loan, 5.24%, Maturing 2/9/23	$496	$500,981
Veritas Bermuda Ltd., Term Loan, 5.80%, Maturing 1/27/23	748	755,451

		$1,256,432

Telecommunications — 3.1%
Asurion, LLC, Term Loan - Second Lien, 8.73%, Maturing 3/3/21	$600	$601,688
Asurion, LLC, Term Loan - Second Lien, Maturing 7/11/25(8)	300	308,375
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.23%, Maturing 8/31/21	970	994,250

		$1,904,313

Total Senior Floating-Rate Loans (identified cost $6,350,265)		$6,425,257

5

Convertible Bonds — 2.9%

Security	Principal Amount (000’s omitted)	Value
Utilities — 2.9%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$319,800
NRG Yield, Inc., 3.50%, 2/1/19(1)	695	708,031
Pattern Energy Group, Inc., 4.00%, 7/15/20	270	286,706
SolarCity Corp., 2.75%, 11/1/18	500	497,500

		$1,812,037

Total Convertible Bonds (identified cost $1,724,048)		$1,812,037

Commercial Mortgage-Backed Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	$1,000	$1,004,740

		$1,004,740

Total Commercial Mortgage-Backed Securities (identified cost $990,726)		$1,004,740

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(9)	1,077,702	$1,077,917

		$1,077,917

Total Short-Term Investments (identified cost $1,077,917)		$1,077,917

Total Investments — 99.6% (identified cost $61,447,985)		$62,365,871

Other Assets, Less Liabilities — 0.4%		$251,560

Net Assets — 100.0%		$62,617,431

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $25,367,017 or 40.5% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	When-issued/delayed delivery security.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

6

(5)	Amount is less than 0.05%.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $8,463.

The Portfolio did not have any open financial instruments at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,478,923

Gross unrealized appreciation	$1,076,867
Gross unrealized depreciation	(189,919)

Net unrealized appreciation	$886,948

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$52,045,920	$—	$52,045,920
Senior Floating-Rate Loans	—	6,425,257	—	6,425,257
Convertible Bonds	—	1,812,037	—	1,812,037
Commercial Mortgage-Backed Securities	—	1,004,740	—	1,004,740
Short-Term Investments	—	1,077,917	—	1,077,917
Total Investments	$—	$62,365,871	$—	$62,365,871

7

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Short Duration Government Income Fund

July 31, 2017 (Unaudited)

Eaton Vance Short Duration Government Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short-Term U.S. Government Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $499,739,414 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short-Term U.S. Government Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 17.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
1.833%, with various maturities to 2022(1)	$883	$886,813
1.895%, with various maturities to 2037(1)	1,138	1,148,090
2.539%, with maturity at 2022(1)	28	28,264
2.799%, with maturity at 2034(1)	3,246	3,382,438
2.852%, with maturity at 2035(1)	1,716	1,776,346
2.865%, with maturity at 2025(1)	432	446,393
2.932%, with maturity at 2020(1)	35	35,101
2.968%, with maturity at 2038(1)	2,324	2,453,074
2.984%, with maturity at 2023(1)	510	519,836
2.999%, with maturity at 2035(1)	6,190	6,517,442
3.009%, with maturity at 2036(1)	2,369	2,503,065
3.067%, with maturity at 2036(1)	2,529	2,664,860
3.274%, with maturity at 2032(1)	422	428,513
3.481%, with maturity at 2029(1)	184	184,321
3.792%, with maturity at 2034(1)	148	157,503
4.048%, with maturity at 2037(1)	1,881	1,985,554
4.186%, with maturity at 2032(1)	370	383,576
4.398%, with maturity at 2030(1)	529	565,158
4.50%, with various maturities to 2035	1,179	1,248,939
4.71%, with maturity at 2033(1)	2,190	2,330,901
5.00%, with various maturities to 2018	238	241,058
5.50%, with various maturities to 2018	39	38,724
6.00%, with maturity at 2029	312	349,920
7.00%, with various maturities to 2035	706	816,084
8.00%, with various maturities to 2025	6	6,376

		$31,098,349

Federal National Mortgage Association:
1.833%, with maturity at 2033(1)	$370	$373,806
1.841%, with maturity at 2032(1)	1,265	1,278,144
1.895%, with various maturities to 2037(1)	754	760,490
1.957%, with maturity at 2018(1)	1	746
2.027%, with maturity at 2038(1)	418	421,150
2.417%, with maturity at 2029(1)	13	12,796
2.466%, with maturity at 2028(1)	1,522	1,550,615
2.475%, with maturity at 2020(1)	93	93,425
2.599%, with maturity at 2036(1)	181	181,858
2.645%, with maturity at 2018(1)	10	9,828
2.674%, with maturity at 2030(1)	70	70,893
2.683%, with maturity at 2033(1)	674	707,532
2.755%, with maturity at 2030(1)	487	496,811
2.812%, with maturity at 2040(1)	679	710,229
2.835%, with maturity at 2037(1)	2,084	2,190,510
2.846%, with maturity at 2031(1)	1,550	1,598,498

1

Security	Principal Amount (000’s omitted)		Value
2.849%, with maturity at 2033(1)	$5,499		$5,796,914
2.874%, with maturity at 2030(1)	687		708,779
2.892%, with maturity at 2036(1)	613		644,552
2.893%, with maturity at 2039(1)	3,667		3,860,429
2.903%, with maturity at 2021(1)	147		148,705
3.00%, with maturity at 2018(1)	0	(2)	280
3.031%, with maturity at 2036(1)	545		552,570
3.149%, with maturity at 2038(1)	1,065		1,111,198
3.17%, with maturity at 2034(1)	1,607		1,673,871
3.267%, with maturity at 2019(1)	217		219,202
3.395%, with maturity at 2035(1)	1,786		1,879,131
3.55%, with maturity at 2034(1)	965		1,003,223
3.568%, with maturity at 2034(1)	2,477		2,615,840
3.586%, with maturity at 2026(1)	586		616,700
3.653%, with maturity at 2021(1)	122		123,969
3.71%, with maturity at 2035(1)	846		890,995
3.729%, with maturity at 2036(1)	1,376		1,470,341
3.766%, with maturity at 2036(1)	136		141,569
3.795%, with maturity at 2021(1)	218		221,788
3.805%, with maturity at 2035(1)	692		739,477
3.933%, with maturity at 2034(1)	1,567		1,648,532
4.03%, with maturity at 2035(1)	1,065		1,135,682
4.107%, with maturity at 2033(1)	587		629,429
4.206%, with maturity at 2034(1)	546		584,099
4.663%, with maturity at 2029(1)	908		970,879
4.702%, with maturity at 2034(1)	928		981,755
4.771%, with maturity at 2034(1)	514		549,726
5.00%, with various maturities to 2019	410		416,754
6.00%, with various maturities to 2031	508		564,911
6.325%, with maturity at 2032(1)	213		233,155
6.50%, with maturity at 2036	4,990		5,688,065
7.00%, with various maturities to 2035	3,883		4,513,076
7.512%, with maturity at 2018(3)	0	(2)	130
8.00%, with maturity at 2034	657		757,188

			$53,550,245

Government National Mortgage Association:
2.25%, with various maturities to 2027(1)	$443		$452,088
5.00%, with maturity at 2018	191		194,400
8.25%, with maturity at 2020	33		34,504
9.00%, with maturity at 2017	0	(2)	63

			$681,055

Total Mortgage Pass-Throughs (identified cost $84,600,136)			$85,329,649

2

Collateralized Mortgage Obligations — 79.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(4)	$3,730	$3,404,227
Series 239, (Principal Only), Class PO, 0.00%, 8/15/36(4)	1,760	1,573,840
Series 246, (Principal Only), Class PO, 0.00%, 5/15/37(4)	4,032	3,740,989
Series 1395, Class F, 1.298%, 10/15/22(5)	21	20,573
Series 2135, Class JZ, 6.00%, 3/15/29	1,006	1,122,529
Series 3030, (Interest Only), Class SL, 4.874%, 9/15/35(6)(7)	3,528	629,708
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(4)	1,542	1,376,263
Series 3114, (Interest Only), Class TS, 5.424%, 9/15/30(6)(7)	8,360	1,151,445
Series 3339, (Interest Only), Class JI, 5.364%, 7/15/37(6)(7)	2,738	506,273
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(4)	509	474,349
Series 3476, (Principal Only), Class PO, 0.00%, 7/15/38(4)	1,056	951,642
Series 3862, (Principal Only), Class PO, 0.00%, 5/15/41(4)	1,696	1,513,988
Series 3866, Class DF, 2.676%, 5/15/41(5)	2,325	2,359,964
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(6)	3,507	241,818
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(6)	4,384	598,597
Series 4094, (Interest Only), Class CS, 4.774%, 8/15/42(6)(7)	5,409	1,070,318
Series 4109, (Interest Only), Class SA, 4.974%, 9/15/32(6)(7)	3,646	670,241
Series 4177, Class MP, 2.50%, 3/15/43	1,032	1,003,028
Series 4204, Class AF, 2.227%, 5/15/43(5)	2,855	2,828,163
Series 4212, (Interest Only), Class SA, 4.974%, 7/15/38(6)(7)	9,931	1,136,481
Series 4299, Class JG, 2.50%, 7/15/43	6,413	6,444,118
Series 4319, Class SY, 5.727%, 3/15/44(7)	132	132,686
Series 4337, Class YT, 3.50%, 4/15/49	2,951	2,995,037
Series 4385, Class SC, 6.47%, 9/15/44(7)	296	291,052
Series 4389, Class CA, 3.00%, 9/15/44	7,914	7,988,350
Series 4407, Class LN, 6.461%, 12/15/43(7)	141	141,371
Series 4452, (Interest Only), Class SP, 4.974%, 10/15/43(6)(7)	5,822	905,043
Series 4495, Class JA, 3.50%, 5/15/45	3,180	3,230,432
Series 4497, (Interest Only), Class CS, 4.974%, 9/15/44(6)(7)	4,124	905,506
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(6)	13,014	2,343,689
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(6)	5,462	835,034
Series 4549, (Interest Only), Class DS, 4.674%, 8/15/45(6)(7)	10,003	1,933,744
Series 4583, Class CZ, 3.50%, 5/15/46	2,821	2,804,840
Series 4584, Class PM, 3.00%, 5/15/46	3,634	3,738,692
Series 4594, Class GT, 4.00%, 7/15/43(7)	2,842	2,705,514
Series 4608, Class TV, 3.50%, 1/15/55	3,227	3,280,914
Series 4616, Class PZ, 2.00%, 3/15/42	531	531,186
Series 4619, Class KF, 1.977%, 6/15/39(5)	2,199	2,147,171
Series 4631, Class KF, 2.227%, 10/15/46(5)	2,677	2,693,263
Series 4637, (Interest Only), Class IP, 3.50%, 4/15/44(6)	3,800	555,495
Series 4637, Class CU, 3.00%, 8/15/44	12,091	11,784,203
Series 4637, Class QU, 3.00%, 4/15/44	20,145	19,643,480
Series 4639, Class KF, 2.527%, 12/15/44(5)	13,012	13,112,027
Series 4645, Class CF, 2.227%, 3/15/44(5)	16,208	16,314,883
Series 4648, Class WF, 2.227%, 1/15/47(5)	2,441	2,455,960
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(6)	4,878	683,943
Series 4672, (Interest Only), Class LI, 3.50%, 1/15/43(6)	4,812	669,410
Series 4678, Class PC, 3.00%, 1/15/46	9,677	9,809,700

3

Security	Principal Amount (000’s omitted)	Value
Series 4681, Class JZ, 2.50%, 5/15/47	$1,702	$1,671,372
Series 4681, Class MF, 2.227%, 5/15/47(5)	4,799	4,793,701
Series 4695, Class CA, 3.00%, 10/15/41	7,364	7,232,890
Series 4703, Class TZ, 4.00%, 7/15/47	2,664	2,667,330

		$163,816,472

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 5.882%, 10/25/28(5)	$5,500	$6,295,072
Series 2017-DNA1, Class M2, 4.482%, 7/25/29(5)	4,000	4,261,750
Series 2017-DNA2, Class M2, 4.682%, 10/25/29(5)	2,000	2,157,722

		$12,714,544

Federal National Mortgage Association:
Series G93-17, Class FA, 2.232%, 4/25/23(5)	$56	$56,281
Series G93-36, Class ZQ, 6.50%, 12/25/23	256	279,769
Series G97-4, Class FA, 2.026%, 6/17/27(5)	272	275,013
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(6)	782	120,763
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(4)	4,104	3,786,846
Series 380, (Principal Only), Class 1, 0.00%, 7/25/37(4)	891	813,180
Series 1993-203, Class PL, 6.50%, 10/25/23	255	279,740
Series 1994-14, Class F, 2.248%, 10/25/23(5)	258	262,424
Series 2001-4, Class GA, 9.304%, 4/17/25(3)	23	25,261
Series 2004-60, (Interest Only), Class SW, 5.818%, 4/25/34(6)(7)	4,289	716,384
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(6)	3,471	978,363
Series 2006-65, (Interest Only), Class PS, 5.988%, 7/25/36(6)(7)	2,361	486,991
Series 2007-17, (Principal Only), Class PO, 0.00%, 3/25/37(4)	726	657,362
Series 2007-99, (Interest Only), Class SD, 5.168%, 10/25/37(6)(7)	3,726	672,965
Series 2007-102, (Interest Only), Class ST, 5.208%, 11/25/37(6)(7)	1,980	360,244
Series 2009-48, Class WA, 5.834%, 7/25/39(5)	827	911,979
Series 2009-62, Class WA, 5.571%, 8/25/39(5)	1,316	1,452,309
Series 2009-82, (Principal Only), Class PO, 0.00%, 10/25/39(4)	1,619	1,444,711
Series 2009-93, (Interest Only), Class SC, 4.918%, 11/25/39(6)(7)	7,126	1,128,133
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,409	1,467,272
Series 2010-135, (Interest Only), Class SD, 4.768%, 6/25/39(6)(7)	3,413	334,645
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(6)	1,766	68,820
Series 2011-49, Class NT, 6.00%, 6/25/41(7)	548	602,943
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(6)	2,664	634,496
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(6)	2,235	117,074
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(6)	7,985	763,835
Series 2012-5, (Principal Only), Class PO, 0.00%, 12/25/39(4)	1,223	1,115,364
Series 2012-14, Class MH, 2.00%, 12/25/40	527	526,724
Series 2012-35, Class GE, 3.00%, 5/25/40	6,966	7,066,753
Series 2012-61, (Principal Only), Class PO, 0.00%, 8/25/37(4)	4,348	3,881,611
Series 2012-73, (Interest Only), Class MS, 4.818%, 5/25/39(6)(7)	4,252	388,945
Series 2012-86, (Interest Only), Class CS, 4.868%, 4/25/39(6)(7)	3,594	353,981
Series 2012-94, (Interest Only), Class SL, 5.468%, 5/25/38(6)(7)	9,828	1,455,261
Series 2012-103, (Interest Only), Class GS, 4.868%, 2/25/40(6)(7)	8,727	861,300
Series 2012-112, (Interest Only), Class SB, 4.918%, 9/25/40(6)(7)	8,683	1,292,352
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,193	2,741,308
Series 2012-147, (Interest Only), Class SA, 4.868%, 1/25/43(6)(7)	3,301	649,508
Series 2013-52, Class GA, 1.00%, 6/25/43	5,035	4,875,875
Series 2013-52, Class MD, 1.25%, 6/25/43	3,897	3,722,210

4

Security	Principal Amount (000’s omitted)	Value
Series 2013-67, Class NF, 2.232%, 7/25/43(5)	$1,856	$1,839,446
Series 2013-119, Class PD, 2.50%, 1/25/43	584	585,158
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(6)	4,238	355,216
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(6)	4,214	353,200
Series 2014-1, Class HF, 2.727%, 6/25/43(5)	2,000	2,028,626
Series 2014-5, Class LB, 2.50%, 7/25/43	1,684	1,686,955
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(4)	3,703	3,085,048
Series 2014-35, Class CF, 1.582%, 6/25/44(5)	26,912	26,945,411
Series 2014-41, (Interest Only), Class SA, 4.818%, 7/25/44(6)(7)	4,900	1,151,358
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(6)	5,225	808,824
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(6)	4,415	641,771
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(6)	7,095	1,277,167
Series 2015-4, Class BF, 1.632%, 2/25/45(5)	16,441	16,510,143
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(6)	3,785	552,479
Series 2015-31, (Interest Only), Class SG, 4.868%, 5/25/45(6)(7)	5,475	1,202,379
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(6)	5,573	821,500
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(6)	6,998	895,670
Series 2015-74, Class SL, 1.626%, 10/25/45(7)	2,024	1,641,711
Series 2016-1, (Interest Only), Class SJ, 4.918%, 2/25/46(6)(7)	8,013	1,602,216
Series 2016-20, Class ZA, 2.50%, 12/25/41	2,720	2,570,729
Series 2016-22, Class ZE, 3.00%, 6/25/44	4,996	4,979,264
Series 2016-41, Class HZ, 2.00%, 5/25/44	619	617,668
Series 2016-61, (Interest Only), Class DI, 3.00%, 4/25/46(6)	5,581	742,125
Series 2016-89, Class ZH, 3.00%, 12/25/46	1,431	1,407,006
Series 2017-1, Class LF, 2.227%, 2/25/47(5)	1,040	1,034,970
Series 2017-13, Class KF, 2.227%, 2/25/47(5)	3,492	3,502,845
Series 2017-15, Class LE, 3.00%, 6/25/46	4,915	4,981,801
Series 2017-20, Class KB, 3.00%, 4/25/47	6,197	6,182,320
Series 2017-39, Class JZ, 3.00%, 5/25/47	2,082	2,044,057
Series 2017-45, Class MZ, 4.00%, 6/25/47	5,488	5,509,911
Series 2017-49, Class PF, 2.227%, 7/25/47(5)	2,789	2,780,367
Series 2017-50, Class CZ, 3.00%, 7/25/53	7,912	7,896,391
Series 2017-56, Class KF, 2.227%, 7/25/47(5)	7,520	7,541,543
Series 2017-59, Class NZ, 4.00%, 8/25/47	5,370	5,373,348
Series 2017-60, Class NF, 2.23%, 8/25/47(5)	4,486	4,485,695

		$173,263,313

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.482%, 1/25/29(5)	$1,000	$1,115,912
Series 2017-C01, Class 1M2, 4.782%, 7/25/29(5)	1,000	1,077,573
Series 2017-C05, Class 1M2, 3.424%, 1/25/30(5)	5,000	4,995,175

		$7,188,660

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(4)	$2,690	$2,330,561
Series 2010-88, (Principal Only), Class OA, 0.00%, 7/20/40(4)	2,056	1,785,545
Series 2011-48, (Interest Only), Class SD, 5.442%, 10/20/36(6)(7)	3,048	191,502
Series 2011-156, Class GA, 2.00%, 12/16/41	1,193	1,055,675
Series 2012-77, Class MT, 1.616%, 5/16/41(5)	1,250	1,214,916
Series 2014-98, (Interest Only), Class IM, 0.775%, 1/20/43(5)(6)	29,835	978,754
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(4)	2,765	2,502,887
Series 2015-62, Class PQ, 3.00%, 5/20/45	2,185	2,186,417

5

Security	Principal Amount (000’s omitted)	Value
Series 2015-116, (Interest Only), Class AS, 4.472%, 8/20/45(6)(7)	$3,593	$442,736
Series 2015-144, Class KB, 3.00%, 8/20/44	713	701,770
Series 2015-151, (Interest Only), Class KI, 0.527%, 11/20/42(5)(6)	42,295	1,034,638
Series 2016-58, Class TZ, 2.00%, 12/20/39	1,186	1,188,452
Series 2016-81, Class CZ, 2.25%, 3/16/45	777	762,586
Series 2016-129, Class ZC, 2.00%, 6/20/45	4,296	4,239,539
Series 2017-5, Class ZA, 2.50%, 1/20/47	3,795	3,768,278
Series 2017-82, Class PZ, 2.50%, 4/20/43	970	962,166
Series 2017-95, Class EM, 2.50%, 5/20/40	1,061	1,044,926
Series 2017-96, Class ZM, 3.00%, 6/20/47	3,451	3,385,415
Series 2017-104, (Interest Only), Class SD, 4.984%, 7/20/47(6)(7)	9,330	1,992,377
Series 2017-115, Class ZA, 3.00%, 7/20/47	3,918	3,819,963
Series 2017-116, Class ZA, 3.00%, 7/20/47	6,000	5,917,500

		$41,506,603

Total Collateralized Mortgage Obligations (identified cost $398,411,207)		$398,489,592

Small Business Administration Loans (Interest Only) — 1.4%

Description	Principal Amount (000’s omitted)	Value
2.288%, with various maturities to 2043(8)(9)	$77,131	$6,933,188

Total Small Business Administration Loans (Interest Only) (identified cost $6,936,325)		$6,933,188

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(10)	4,420,913	$4,421,797

Total Short-Term Investments (identified cost $4,421,797)		$4,421,797

Total Investments — 99.1% (identified cost $494,369,465)		$495,174,226

Other Assets, Less Liabilities — 0.9%		$4,565,199

Net Assets — 100.0%		$499,739,425

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2017.

(2)	Principal amount is less than $500.

6

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2017.

(8)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2017 of all interest only securities comprising the certificate.

(9)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $203,301.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	572	Short	Jun-19	$(140,311,600)	$(140,375,950)	$(64,350)
U.S. 5-Year Treasury Note	514	Short	Sep-17	(60,769,875)	(60,728,297)	41,578
U.S. 10-Year Treasury Note	422	Short	Sep-17	(53,215,500)	(53,125,844)	89,656
U.S. Ultra-Long Treasury Bond	24	Long	Sep-17	3,942,635	3,948,000	5,365

						$72,249

Abbreviations:

CME:	Chicago Mercantile Exchange

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes U.S. Treasury futures contracts to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $136,599 and $64,350, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$496,169,214

Gross unrealized appreciation	$8,499,728
Gross unrealized depreciation	(9,494,716)

Net unrealized depreciation	$(994,988)

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$85,329,649	$—	$85,329,649
Collateralized Mortgage Obligations	—	398,489,592	—	398,489,592
Small Business Administration Loans (Interest Only)	—	6,933,188	—	6,933,188
Short-Term Investments	—	4,421,797	—	4,421,797
Total Investments	$—	$495,174,226	$—	$495,174,226
Futures Contracts	$136,599	$—	$—	$136,599
Total	$136,599	$495,174,226	$—	$495,310,825

Liability Description
Futures Contracts	$(64,350)	$—	$—	$(64,350)
Total	$(64,350)	$—	$—	$(64,350)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Short Duration Strategic Income Fund

July 31, 2017 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2017, the Fund owned less than 0.05% of Boston Income Portfolio’s outstanding interests, 6.5% of Emerging Markets Local Income Portfolio’s outstanding interests, 16.2% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Global Macro Portfolio’s outstanding interests, 91.0% of Global Opportunities Portfolio’s outstanding interests, 9.0% of High Income Opportunities Portfolio’s outstanding interests, 1.9% of Senior Debt Portfolio’s outstanding interests and 26.3% of Short Duration High Income Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2017 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $0)		$21,250	0.0	%(1)

Emerging Markets Local Income Portfolio (identified cost, $33,066,630)		33,840,238	1.5

Global Macro Absolute Return Advantage Portfolio (identified cost, $424,536,754)		430,217,213	19.0

Global Macro Portfolio (identified cost, $0)		10,080	0.0	(1)

Global Opportunities Portfolio (identified cost, $1,421,912,168)		1,415,232,301	62.3

High Income Opportunities Portfolio (identified cost, $152,419,807)		166,355,639	7.3

Senior Debt Portfolio (identified cost, $151,567,349)		150,472,099	6.6

Short Duration High Income Portfolio (identified cost, $16,545,347)		16,474,079	0.7

Total Investments in Affiliated Portfolios (identified cost $2,200,048,055)		$2,212,622,899	97.4%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,877,611	$55,602,198	2.5%

Total Investments in Affiliated Investment Funds (identified cost $57,004,884)		$55,602,198	2.5%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 8/1/17	$74,836	$74,836	0.0	%(1)

Total Short-Term Investments (identified cost $74,836)		$74,836	0.0	%(1)

Total Investments (identified cost $2,257,127,775)		$2,268,299,933	99.9%

Other Assets, Less Liabilities		$3,053,763	0.1%

Net Assets		$2,271,353,696	100.0%

(1)	Amount is less than 0.05%.

1

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended July 31, 2017 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,436,892	440,719	—	5,877,611	$55,602,198	$4,089,218	$—	$(898,658)

					$55,602,198	$4,089,218	$—	$(898,658)

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,314,439,092

Gross unrealized appreciation	$18,216,455
Gross unrealized depreciation	(64,355,614)

Net unrealized depreciation	$(46,139,159)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$2,212,622,899	$—	$—	$2,212,622,899
Investments in Affiliated Investment Funds	55,602,198	—	—	55,602,198
Short-Term Investments	—	74,836	—	74,836
Total Investments	$2,268,225,097	$74,836	$—	$2,268,299,933

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

2

The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

3

Global Opportunities Portfolio

July 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 22.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 267, (Interest Only), Class S5, 4.774%, 8/15/42(1)(2)	$17,453,312	$3,339,246
Series 2182, Class ZC, 7.50%, 9/15/29	197,738	230,366
Series 2631, (Interest Only), Class DS, 5.874%, 6/15/33(1)(2)	3,405,275	560,656
Series 2953, (Interest Only), Class LS, 5.474%, 12/15/34(1)(2)	2,931,238	294,751
Series 2956, (Interest Only), Class SL, 5.774%, 6/15/32(1)(2)	1,736,861	324,345
Series 3114, (Interest Only), Class TS, 5.424%, 9/15/30(1)(2)	6,327,481	871,521
Series 3153, (Interest Only), Class JI, 5.394%, 5/15/36(1)(2)	4,004,118	737,635
Series 3727, (Interest Only), Class PS, 5.474%, 11/15/38(1)(2)	3,558,372	85,260
Series 3745, (Interest Only), Class SA, 5.524%, 3/15/25(1)(2)	2,861,794	217,943
Series 3845, (Interest Only), Class ES, 5.424%, 1/15/29(1)(2)	2,082,541	87,755
Series 3919, (Interest Only), Class SL, 5.424%, 10/15/40(1)(2)	76,064	194
Series 3969, (Interest Only), Class SB, 5.424%, 2/15/30(1)(2)	2,056,887	127,840
Series 3973, (Interest Only), Class SG, 5.424%, 4/15/30(1)(2)	3,567,988	308,138
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	3,700,189	659,074
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	17,063,621	2,156,119
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	14,112,341	1,550,890
Series 4070, (Interest Only), Class S, 4.874%, 6/15/32(1)(2)	20,705,089	3,391,798
Series 4095, (Interest Only), Class HS, 4.874%, 7/15/32(1)(2)	7,452,477	1,050,264
Series 4109, (Interest Only), Class ES, 4.924%, 12/15/41(1)(2)	91,114	17,429
Series 4109, (Interest Only), Class KS, 4.874%, 5/15/32(1)(2)	2,810,819	111,980
Series 4109, (Interest Only), Class SA, 4.974%, 9/15/32(1)(2)	7,954,865	1,462,476
Series 4149, (Interest Only), Class S, 5.024%, 1/15/33(1)(2)	6,105,928	1,059,174
Series 4163, (Interest Only), Class GS, 4.974%, 11/15/32(1)(2)	4,803,140	965,297
Series 4169, (Interest Only), Class AS, 5.024%, 2/15/33(1)(2)	7,638,928	1,302,069
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	6,660,530	565,538
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	11,009,591	1,072,687
Series 4189, (Interest Only), Class SQ, 4.924%, 12/15/42(1)(2)	7,964,285	1,389,574
Series 4203, (Interest Only), Class QS, 5.024%, 5/15/43(1)(2)	5,725,686	926,017
Series 4212, (Interest Only), Class SA, 4.974%, 7/15/38(1)(2)	16,635,998	1,903,819
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	2,831,447	68,246
Series 4273, Class SP, 8.727%, 11/15/43(2)	538,418	671,907
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	10,458,588	1,009,501
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	3,987,516	733,289
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	3,927,081	547,006
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	7,950,086	1,356,349
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	5,055,633	631,155
Series 4381, (Interest Only), Class SK, 4.924%, 6/15/44(1)(2)	8,601,582	1,573,957
Series 4388, (Interest Only), Class MS, 4.874%, 9/15/44(1)(2)	9,934,877	1,823,342
Series 4407, Class LN, 6.461%, 12/15/43(2)	424,008	424,114
Series 4408, (Interest Only), Class IP, 3.50%, 4/15/44(1)	11,346,013	1,889,752
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	1,827,049	1,323,469
Series 4452, (Interest Only), Class SP, 4.974%, 10/15/43(1)(2)	17,075,230	2,654,347
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	5,386,867	4,685,046
Series 4497, (Interest Only), Class CS, 4.974%, 9/15/44(1)(2)	25,398,191	5,576,582
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	14,097,288	2,155,390

1

Security	Principal Amount	Value
Series 4507, (Interest Only), Class SJ, 4.954%, 9/15/45(1)(2)	$14,617,029	$3,047,158
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	9,011,958	1,079,428
Series 4528, (Interest Only), Class BS, 4.924%, 7/15/45(1)(2)	14,038,293	2,753,057
Series 4629, (Interest Only), Class QI, 3.50%, 11/15/46(1)	14,426,237	2,394,930
Series 4637, Class CU, 3.00%, 8/15/44	16,822,771	16,395,484
Series 4637, (Interest Only), Class IP, 3.50%, 4/15/44(1)	6,897,460	1,008,263
Series 4644, (Interest Only), Class TI, 3.50%, 1/15/45(1)	13,724,162	2,219,724
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(1)	8,209,344	1,150,979
Series 4667, (Interest Only), Class PI, 3.50%, 5/15/42(1)	27,974,736	4,361,978
Series 4672, (Interest Only), Class LI, 3.50%, 1/15/43(1)	15,810,487	2,199,489
Series 4677, Class SB, 11.091%, 4/15/47(2)	3,952,088	4,321,182
Series 4703, Class TZ, 4.00%, 7/15/47	3,000,000	3,003,750

		$97,828,729

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 5.882%, 10/25/28(4)	$1,750,000	$2,002,978
Series 2017-DNA1, Class B1, 6.182%, 7/25/29(4)	11,944,000	13,339,218
Series 2017-DNA1, Class M2, 4.482%, 7/25/29(4)	13,000,000	13,850,686
Series 2017-DNA2, Class M2, 4.682%, 10/25/29(4)	23,310,000	25,148,252

		$54,341,134

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$420,329	$469,725
Series 1994-42, Class K, 6.50%, 4/25/24	265,243	290,614
Series 2004-46, (Interest Only), Class SI, 4.768%, 5/25/34(1)(2)	6,007,178	842,420
Series 2005-17, (Interest Only), Class SA, 5.468%, 3/25/35(1)(2)	2,999,623	615,626
Series 2005-71, (Interest Only), Class SA, 5.518%, 8/25/25(1)(2)	3,148,165	357,265
Series 2005-105, (Interest Only), Class S, 5.468%, 12/25/35(1)(2)	2,775,412	533,561
Series 2006-44, (Interest Only), Class IS, 5.368%, 6/25/36(1)(2)	2,389,261	438,653
Series 2006-65, (Interest Only), Class PS, 5.988%, 7/25/36(1)(2)	2,360,735	486,991
Series 2006-96, (Interest Only), Class SN, 5.968%, 10/25/36(1)(2)	3,312,878	600,335
Series 2006-104, (Interest Only), Class SD, 5.408%, 11/25/36(1)(2)	2,437,458	446,778
Series 2006-104, (Interest Only), Class SE, 5.398%, 11/25/36(1)(2)	1,624,972	309,939
Series 2007-50, (Interest Only), Class LS, 5.218%, 6/25/37(1)(2)	3,437,583	634,011
Series 2008-26, (Interest Only), Class SA, 4.968%, 4/25/38(1)(2)	4,482,292	766,001
Series 2008-61, (Interest Only), Class S, 4.868%, 7/25/38(1)(2)	7,486,412	1,303,381
Series 2009-62, Class WA, 5.571%, 8/25/39(5)	2,521,347	2,782,497
Series 2010-99, (Interest Only), Class NS, 5.368%, 3/25/39(1)(2)	4,396,480	269,938
Series 2010-124, (Interest Only), Class SJ, 4.818%, 11/25/38(1)(2)	3,681,997	322,584
Series 2010-135, (Interest Only), Class SD, 4.768%, 6/25/39(1)(2)	7,791,747	763,956
Series 2011-45, (Interest Only), Class SA, 5.418%, 1/25/29(1)(2)	4,165,057	144,532
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	6,844,620	654,716
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	5,127,276	491,105
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	8,401,099	813,526
Series 2012-24, (Interest Only), Class S, 4.268%, 5/25/30(1)(2)	3,944,151	317,344
Series 2012-30, (Interest Only), Class SK, 5.318%, 12/25/40(1)(2)	10,894,865	1,608,243
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	12,830,074	1,321,564
Series 2012-56, (Interest Only), Class SU, 5.518%, 8/25/26(1)(2)	4,728,567	263,058
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	14,960,581	1,473,285
Series 2012-73, (Interest Only), Class MS, 4.818%, 5/25/39(1)(2)	13,964,884	1,277,322
Series 2012-76, (Interest Only), Class GS, 4.818%, 9/25/39(1)(2)	8,309,885	828,004
Series 2012-86, (Interest Only), Class CS, 4.868%, 4/25/39(1)(2)	5,990,046	589,969
Series 2012-94, (Interest Only), Class KS, 5.418%, 5/25/38(1)(2)	19,655,594	2,881,288
Series 2012-94, (Interest Only), Class SL, 5.468%, 5/25/38(1)(2)	14,741,696	2,182,891
Series 2012-97, (Interest Only), Class PS, 4.918%, 3/25/41(1)(2)	14,155,521	2,170,869

2

Security	Principal Amount	Value
Series 2012-103, (Interest Only), Class GS, 4.868%, 2/25/40(1)(2)	$15,176,855	$1,497,913
Series 2012-112, (Interest Only), Class SB, 4.918%, 9/25/40(1)(2)	11,747,012	1,748,476
Series 2012-124, (Interest Only), Class IO, 1.584%, 11/25/42(1)(5)	19,329,029	870,107
Series 2012-139, (Interest Only), Class LS, 4.923%, 12/25/42(1)(2)	9,897,660	2,169,693
Series 2012-147, (Interest Only), Class SA, 4.868%, 1/25/43(1)(2)	12,870,564	2,532,291
Series 2012-150, (Interest Only), Class PS, 4.918%, 1/25/43(1)(2)	11,538,212	2,046,480
Series 2012-150, (Interest Only), Class SK, 4.918%, 1/25/43(1)(2)	17,884,228	3,050,570
Series 2013-6, Class TA, 1.50%, 1/25/43	3,055,339	2,991,961
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	30,170,609	5,197,612
Series 2013-12, (Interest Only), Class SP, 4.418%, 11/25/41(1)(2)	5,401,659	740,202
Series 2013-15, (Interest Only), Class DS, 4.968%, 3/25/33(1)(2)	13,097,695	2,464,921
Series 2013-23, (Interest Only), Class CS, 5.018%, 3/25/33(1)(2)	7,127,023	1,242,421
Series 2013-54, (Interest Only), Class HS, 5.068%, 10/25/41(1)(2)	12,755,026	1,526,347
Series 2013-64, (Interest Only), Class PS, 5.018%, 4/25/43(1)(2)	8,878,361	1,407,342
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	13,980,809	2,130,492
Series 2013-75, (Interest Only), Class SC, 5.018%, 7/25/42(1)(2)	21,798,301	2,594,228
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	4,713,529	576,277
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	4,345,264	743,704
Series 2014-41, (Interest Only), Class SA, 4.818%, 7/25/44(1)(2)	8,319,508	1,954,985
Series 2014-43, (Interest Only), Class PS, 4.868%, 3/25/42(1)(2)	9,320,749	1,753,059
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	14,124,534	2,053,259
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	5,378,824	685,672
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	10,355,583	1,888,508
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	8,728,370	1,280,192
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	14,190,357	2,554,334
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	23,168,567	1,810,366
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	16,734,296	2,430,180
Series 2015-17, (Interest Only), Class SA, 4.968%, 11/25/43(1)(2)	14,699,426	2,398,394
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	8,667,708	1,265,129
Series 2015-31, (Interest Only), Class SG, 4.868%, 5/25/45(1)(2)	17,524,853	3,848,337
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	10,091,263	1,487,584
Series 2015-47, (Interest Only), Class SG, 4.918%, 7/25/45(1)(2)	11,172,616	2,315,968
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	23,755,820	3,706,694
Series 2015-93, (Interest Only), Class BS, 4.918%, 8/25/45(1)(2)	14,131,266	2,805,836
Series 2015-95, (Interest Only), Class SB, 4.768%, 1/25/46(1)(2)	19,868,236	3,926,621
Series 2016-1, (Interest Only), Class SJ, 4.918%, 2/25/46(1)(2)	28,043,820	5,607,757

		$108,555,903

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.482%, 1/25/29(4)	$9,000,000	$10,043,210
Series 2017-C01, Class 1B1, 6.982%, 7/25/29(4)	5,000,000	5,846,439
Series 2017-C01, Class 1M2, 4.782%, 7/25/29(4)	9,923,016	10,692,774
Series 2017-C03, Class 1M2, 4.232%, 10/25/29(4)	6,300,000	6,616,477
Series 2017-C05, Class 1B1, 4.833%, 1/25/30(4)	2,400,000	2,405,488
Series 2017-C05, Class 1M2, 3.433%, 1/25/30(4)	16,000,000	15,984,558

		$51,588,946

Government National Mortgage Association:
Series 2011-48, (Interest Only), Class SD, 5.442%, 10/20/36(1)(2)	$7,316,282	$459,605
Series 2014-68, (Interest Only), Class KI, 0.684%, 10/20/42(1)(5)	17,339,078	581,781
Series 2015-116, (Interest Only), Class AS, 4.472%, 8/20/45(1)(2)	12,975,476	1,598,833
Series 2017-96, Class ZM, 3.00%, 6/20/47	8,323,322	8,165,622
Series 2017-101, Class NS, 5.00%, 7/20/47(2)	3,190,646	3,216,857

3

Security	Principal Amount	Value
Series 2017-104, (Interest Only), Class SD, 4.984%, 7/20/47(1)(2)	$18,000,000	$3,843,900
Series 2017-110, Class ZJ, 3.00%, 7/20/47	15,000,000	14,756,250
Series 2017-115, Class ZA, 3.00%, 7/20/47	4,000,000	3,900,000
Series 2017-116, Class ZA, 3.00%, 7/20/47	6,169,000	6,084,176

		$42,607,024

Total Collateralized Mortgage Obligations (identified cost $377,164,654)		$354,921,736

Mortgage Pass-Throughs — 2.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.852%, with maturity at 2035(6)	$699,612	$724,203
4.398%, with maturity at 2030(6)	238,499	254,941
6.50%, with maturity at 2036	1,682,967	1,922,793
7.00%, with various maturities to 2036	2,936,223	3,392,245
7.50%, with maturity at 2035	908,439	1,063,348
8.00%, with maturity at 2026	270,906	280,994

		$7,638,524

Federal National Mortgage Association:
3.71%, with maturity at 2035(6)	$634,624	$668,246
3.794%, with maturity at 2035(6)	1,584,976	1,694,246
6.00%, with various maturities to 2032	641,239	725,722
6.50%, with various maturities to 2036	2,474,359	2,823,714
7.00%, with various maturities to 2037	4,940,161	5,731,861
7.50%, with maturity at 2035	5,003,697	5,886,020
8.50%, with maturity at 2032	298,437	360,440
9.50%, with maturity at 2028	574,407	638,817

		$18,529,066

Government National Mortgage Association:
7.00%, with various maturities to 2035(7)	$10,267,968	$12,001,346
7.50%, with maturity at 2032	922,726	1,056,106

		$13,057,452

Total Mortgage Pass-Throughs (identified cost $37,002,906)		$39,225,042

Commercial Mortgage-Backed Securities — 6.8%

Security	Principal Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(8)	$800,000	$652,713
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.516%, 7/10/47(5)(8)	3,683,000	3,283,913

4

Security	Principal Amount	Value
COMM Mortgage Trust
Series 2014-CR20, Class D, 3.222%, 11/10/47(8)	$5,650,000	$4,633,789
Series 2014-CR21, Class D, 3.917%, 12/10/47(5)(8)	311,000	266,367
Series 2015-CR22, Class D, 4.123%, 3/10/48(5)(8)	10,277,500	8,623,258
Series 2015-CR24, Class D, 3.463%, 8/10/48(5)	10,000,000	7,974,957
Series 2015-CR27, Class D, 3.472%, 10/10/48(5)(8)	10,000,000	8,163,564
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.665%, 4/15/47(5)(8)	2,081,000	1,887,855
Series 2014-C21, Class D, 4.66%, 8/15/47(5)(8)	2,600,000	2,239,055
Series 2014-C22, Class D, 4.559%, 9/15/47(5)(8)	4,150,000	3,571,369
Series 2014-C23, Class D, 3.958%, 9/15/47(5)(8)	7,150,000	6,199,787
Series 2014-C25, Class D, 3.947%, 11/15/47(5)(8)	11,000,000	8,965,824
Series 2015-C29, Class D, 3.702%, 5/15/48(5)	10,000,000	7,999,435
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.37%, 8/15/46(5)(8)	5,000,000	4,334,809
Series 2014-C16, Class D, 4.756%, 6/15/47(5)(8)	4,000,000	3,658,741
Series 2015-C23, Class D, 4.135%, 7/15/50(5)(8)	5,000,000	4,335,496
Series 2016-C32, Class D, 3.396%, 12/15/49(8)	1,699,000	1,283,496
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(5)(8)	2,625,750	2,669,173
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.494%, 12/10/45(5)(8)	5,000,000	4,939,323
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(8)	9,590,000	7,325,215
Series 2015-C29, Class D, 4.225%, 6/15/48(5)	2,000,000	1,714,604
Series 2015-C30, Class D, 4.495%, 9/15/58(5)(8)	3,000,000	2,649,396
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	3,114,836
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(8)	8,000,000	5,361,690

Total Commercial Mortgage-Backed Securities (identified cost $112,287,110)		$105,848,665

Asset-Backed Securities — 10.3%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.654%, 7/15/27(4)(8)	$3,500,000	$3,468,511
Series 2015-17A, Class C2, 6.154%, 1/15/28(4)(8)	3,400,000	3,448,953
Series 2015-17A, Class D, 7.654%, 1/15/28(4)(8)	2,000,000	2,008,198
Apidos CLO
Series 2015-21A, Class C, 4.854%, 7/18/27(4)(8)	4,000,000	4,013,130
Series 2015-21A, Class E, 7.754%, 7/18/27(4)(8)	2,000,000	1,875,318
Ares CLO, Ltd.
Series 2015-2A, Class E2, 6.511%, 7/29/26(4)(8)	4,500,000	4,420,804
Series 2015-2A, Class F, 7.811%, 7/29/26(4)(8)	2,000,000	1,890,608
Ares Enhanced Loan Investment Strategy, Ltd.
Series 2013-IRAR, Class D, 6.313%, 7/23/25(4)(8)	3,700,000	3,714,622
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.904%, 10/17/26(4)(8)	5,000,000	5,003,263

5

Security	Principal Amount	Value
Bain Capital Credit CLO, Ltd.
Series 2017-2A, Class E, 7.657%, 7/25/30(4)(8)	$2,250,000	$2,191,434
Barings CLO, Ltd.
Series 2017-1A, Class E, 7/18/29(8)(9)	2,900,000	2,757,131
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.754%, 7/15/26(4)(8)	4,000,000	4,001,393
Series 2014-1A, Class E1, 6.404%, 7/15/26(4)(8)	1,000,000	949,727
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 7/15/30(8)(9)	1,000,000	981,615
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.904%, 10/15/26(4)(8)	5,000,000	5,003,962
Series 2015-2A, Class D, 6.617%, 4/27/27(4)(8)	3,000,000	2,979,188
Series 2015-2A, Class E, 7.517%, 4/27/27(4)(8)	1,850,000	1,774,670
Series 2015-5A, Class C, 5.357%, 1/20/28(4)(8)	4,000,000	4,047,943
Series 2015-5A, Class D, 7.407%, 1/20/28(4)(8)	2,000,000	2,005,432
Cent CLO LP
Series 2014-22A, Class C, 4.929%, 11/7/26(4)(8)	5,000,000	5,006,091
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.707%, 7/20/26(4)(8)	5,000,000	5,012,515
Series 2015-2A, Class F, 7.857%, 7/20/26(4)(8)	2,000,000	1,921,890
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 4.882%, 8/15/28(4)(8)	6,000,000	6,008,205
Series 2015-40A, Class E, 7.132%, 8/15/28(4)(8)	2,500,000	2,503,860
Galaxy CLO, Ltd.
Series 2015-19A, Class C, 4.863%, 1/24/27(4)(8)	5,000,000	5,001,660
Series 2015-19A, Class D, 6.413%, 1/24/27(4)(8)	2,000,000	1,957,584
Series 2015-21A, Class D, 5.207%, 1/20/28(4)(8)	5,000,000	5,012,415
Series 2015-21A, Class E1, 6.907%, 1/20/28(4)(8)	2,500,000	2,490,490
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 4.921%, 5/5/27(4)(8)	4,000,000	4,006,172
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 7.804%, 7/18/29(4)(8)	2,900,000	2,910,209
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 4.907%, 7/21/30(4)(8)	3,500,000	3,520,257
Series 2015-17A, Class ER, 7.807%, 7/21/30(4)(8)	5,000,000	5,019,813
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 5.607%, 10/20/28(4)(8)	5,000,000	5,058,825
Series 2015-11A, Class E, 8.007%, 10/20/28(4)(8)	2,500,000	2,536,751
Oaktree CLO, Ltd.
Series 2014-1A, Class DR, 7.482%, 5/13/29(4)(8)	3,000,000	2,860,566
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.672%, 5/21/27(4)(8)	3,000,000	2,981,343
Series 2015-1A, Class E, 8.172%, 5/21/27(4)(8)	2,000,000	1,969,726
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 5.054%, 7/15/27(4)(8)	5,000,000	5,003,851
Series 2015-1A, Class E2, 7.804%, 7/15/27(4)(8)	3,000,000	3,001,147
Palmer Square CLO, Ltd.
Series 2015-1A, Class DR, 7.372%, 5/21/29(4)(8)	2,000,000	1,934,090
Series 2015-2A, Class CR, 5.007%, 7/20/30(4)(8)	5,000,000	5,000,000
Recette CLO, LLC
Series 2015-1A, Class D, 5.057%, 10/20/27(4)(8)	7,250,000	7,255,899
Series 2015-1A, Class E, 7.007%, 10/20/27(4)(8)	4,500,000	4,509,508
Series 2015-1A, Class F, 8.757%, 10/20/27(4)(8)	2,000,000	1,978,830

6

Security	Principal Amount	Value
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.057%, 7/20/30(4)(8)	$2,000,000	$1,949,200
Series 2015-2A, Class D, 5.154%, 10/15/27(4)(8)	5,000,000	5,004,801
Series 2017-1A, Class E, 7.724%, 4/18/29(4)(8)	2,000,000	2,011,715

Total Asset-Backed Securities (identified cost $153,113,958)		$159,963,315

Small Business Administration Loans (Interest Only)(10) — 3.8%

Description	Principal Amount	Value
0.657%, 3/15/30	$3,074,941	$88,890
0.73%, 7/15/31	3,635,164	116,761
0.932%, 5/15/42	1,722,750	70,647
0.98%, 4/15/32	1,746,484	77,797
1.132%, 10/14/36	1,731,713	86,253
1.132%, 10/14/36	1,783,078	88,812
1.309%, 4/15/42	1,708,424	101,650
1.309%, 4/15/42	1,379,271	82,065
1.309%, 5/15/42	1,452,848	86,443
1.309%, 6/15/42	1,481,250	88,133
1.309%, 6/15/42	1,535,361	91,352
1.309%, 7/15/42	1,909,500	113,613
1.336%, 9/15/41	2,037,230	123,713
1.382%, 6/15/41	3,348,750	210,358
1.48%, 4/15/34	1,301,456	84,751
1.49%, 7/15/36	1,256,929	82,404
1.507%, 7/15/36	1,424,266	97,561
1.559%, 3/16/42	1,774,229	120,323
1.559%, 3/29/42	3,750,000	254,314
1.559%, 7/15/42	1,126,500	79,826
1.559%, 7/15/42	1,192,275	84,487
1.586%, 8/28/36	1,870,706	130,545
1.586%, 9/3/36	1,530,508	106,805
1.586%, 10/21/36	1,446,407	100,936
1.609%, 12/15/41	854,633	60,505
1.609%, 5/15/42	2,010,000	142,300
1.609%, 5/15/42	2,346,150	166,098
1.609%, 5/15/42	3,115,344	227,841
1.609%, 6/15/42	1,657,500	117,344
1.609%, 6/15/42	2,046,000	144,849
1.609%, 7/15/42	1,304,250	95,386
1.632%, 9/15/41	2,093,955	150,363
1.632%, 6/15/42	1,468,500	108,935
1.682%, 4/15/41	1,531,037	117,052
1.682%, 4/15/41	1,820,626	139,192
1.682%, 7/15/41	2,042,138	151,135
1.682%, 5/15/42	696,000	51,510
1.73%, 10/15/33	1,960,124	149,205
1.732%, 11/21/41	1,314,582	99,043
1.738%, 5/15/36	1,965,121	150,277
1.738%, 5/15/36	1,981,211	151,507

7

Description	Principal Amount	Value
1.738%, 10/15/36	$1,226,860	$93,820
1.738%, 10/15/36	1,241,369	94,930
1.803%, 11/15/33	1,688,120	133,922
1.809%, 12/21/41	3,056,250	240,502
1.809%, 6/15/42	1,479,000	121,612
1.809%, 6/15/42	1,068,750	87,879
1.809%, 11/15/42	3,750,000	308,348
1.836%, 11/9/36	2,306,551	186,332
1.836%, 2/15/40	1,023,750	85,435
1.859%, 12/28/41	2,378,292	192,325
1.859%, 2/13/42	2,670,000	215,915
1.859%, 4/15/42	2,069,000	174,828
1.859%, 4/15/42	3,148,786	266,069
1.859%, 4/15/42	2,317,175	195,799
1.859%, 5/15/42	1,638,000	133,982
1.859%, 5/15/42	1,737,825	146,844
1.859%, 6/15/42	3,750,000	316,871
1.882%, 11/19/36	1,820,819	150,778
1.882%, 11/24/36	2,185,661	180,990
1.882%, 12/15/36	1,352,759	112,019
1.909%, 2/15/42	1,565,871	131,527
1.909%, 6/15/42	1,740,000	150,982
1.909%, 6/15/42	2,709,000	235,063
1.909%, 6/15/42	1,876,100	162,791
1.909%, 6/15/42	1,702,500	147,728
1.909%, 7/15/42	1,162,500	100,871
1.959%, 11/29/30	1,480,961	126,203
1.959%, 6/15/42	1,271,250	113,197
2.055%, 1/15/38	1,205,715	112,622
2.059%, 5/15/42	2,275,500	206,151
2.059%, 7/15/42	3,082,500	288,488
2.109%, 4/15/33	714,538	66,306
2.109%, 2/15/42	1,582,741	151,725
2.109%, 4/15/42	925,500	85,883
2.109%, 5/15/42	2,092,500	194,176
2.109%, 7/15/42	2,325,000	222,879
2.159%, 5/15/42	2,250,294	220,833
2.159%, 6/15/42	1,956,300	191,982
2.159%, 6/15/42	2,485,615	243,926
2.182%, 11/15/40	957,683	94,983
2.182%, 12/15/40	1,096,187	108,720
2.211%, 5/15/36	1,724,606	167,777
2.232%, 1/15/41	1,580,989	160,396
2.232%, 3/15/41	1,256,239	127,449
2.232%, 7/15/41	1,390,663	141,087
2.232%, 1/15/42	781,134	76,714
2.282%, 11/1/29	1,701,684	168,921
2.309%, 4/15/42	2,577,060	270,470
2.309%, 7/15/42	2,107,500	221,188
2.359%, 1/11/42	2,353,334	241,492
2.359%, 1/16/42	2,009,954	206,255
2.359%, 2/15/42	2,235,171	232,002

8

Description	Principal Amount	Value
2.359%, 2/23/42	$1,935,000	$198,564
2.359%, 5/15/42	1,410,000	177,372
2.359%, 6/15/42	1,730,250	179,593
2.359%, 6/15/42	1,908,750	198,121
2.359%, 6/15/42	2,037,000	211,432
2.359%, 6/15/42	3,093,750	321,119
2.359%, 6/15/42	2,998,500	321,514
2.359%, 6/15/42	1,912,500	205,068
2.359%, 6/15/42	1,461,000	156,656
2.386%, 7/15/40	1,499,633	162,640
2.405%, 3/15/39	982,486	107,401
2.409%, 1/15/38	2,540,625	278,193
2.409%, 6/15/41	2,218,425	242,913
2.409%, 2/15/42	855,991	93,729
2.409%, 2/15/42	804,884	88,133
2.409%, 4/15/42	1,140,075	124,836
2.409%, 5/15/42	972,750	106,514
2.409%, 5/15/42	1,406,250	153,982
2.409%, 6/15/42	738,375	80,851
2.409%, 6/15/42	1,650,000	180,672
2.409%, 6/15/42	1,270,867	139,157
2.409%, 6/15/42	1,155,610	126,537
2.409%, 6/15/42	1,237,363	135,489
2.409%, 7/15/42	1,263,000	138,296
2.432%, 3/15/41	1,492,532	164,990
2.432%, 1/5/42	1,821,750	192,727
2.432%, 6/15/42	1,814,050	200,532
2.459%, 12/15/26	1,630,860	176,453
2.459%, 6/15/27	1,158,000	129,431
2.482%, 2/23/41	1,178,880	127,280
2.482%, 3/15/41	1,007,652	113,679
2.509%, 5/15/27	1,293,750	142,825
2.557%, 1/15/41	1,181,715	137,345
2.559%, 7/15/42	975,000	113,408
2.586%, 4/15/36	1,546,509	175,968
2.609%, 5/15/27	1,650,000	185,783
2.609%, 5/15/32	961,875	110,419
2.609%, 5/15/33	671,250	79,603
2.609%, 6/15/33	1,178,025	139,701
2.609%, 2/15/42	1,865,182	214,115
2.609%, 3/15/42	3,734,333	442,851
2.609%, 5/15/42	2,369,250	271,980
2.609%, 6/15/42	608,925	69,902
2.609%, 6/15/42	1,788,750	212,126
2.609%, 7/15/42	1,605,000	190,335
2.632%, 4/15/41	1,317,178	157,579
2.636%, 5/15/41	1,496,230	179,272
2.659%, 6/15/36	843,000	101,887
2.659%, 3/15/42	1,811,937	211,989
2.659%, 4/15/42	661,500	79,950
2.659%, 6/15/42	1,387,500	167,696
2.659%, 6/15/42	1,144,500	138,327
2.682%, 2/15/41	1,267,300	149,552

9

Description	Principal Amount	Value
2.682%, 4/15/41	$1,770,000	$208,874
2.682%, 7/7/41	1,697,527	198,045
2.682%, 9/15/41	1,318,370	160,719
2.682%, 4/15/42	956,250	112,845
2.709%, 5/15/27	1,001,019	123,260
2.709%, 7/15/27	1,551,000	190,981
2.709%, 6/15/34	2,850,000	350,932
2.732%, 8/15/41	1,149,908	138,228
2.732%, 8/15/42	1,261,050	156,597
2.761%, 8/15/40	1,405,178	176,347
2.782%, 8/15/26	897,055	113,434
2.859%, 5/15/32	534,750	67,269
2.859%, 11/14/41	1,443,750	179,555
2.859%, 12/28/41	1,907,038	237,173
2.859%, 1/15/42	2,407,956	310,646
2.859%, 2/15/42	2,193,750	275,965
2.859%, 5/15/42	847,500	106,612
2.859%, 5/15/42	1,053,750	132,558
2.859%, 5/15/42	1,350,000	169,825
2.859%, 5/15/42	2,400,000	301,910
2.859%, 6/15/42	1,188,900	149,559
2.859%, 6/15/42	2,402,250	312,177
2.859%, 6/15/42	1,425,000	185,182
2.859%, 7/15/42	2,014,650	253,435
2.886%, 8/15/40	1,094,179	143,534
2.909%, 11/15/41	893,525	114,368
2.909%, 12/15/41	1,297,670	166,097
2.909%, 6/15/42	876,000	115,829
2.909%, 6/15/42	1,149,000	151,927
2.909%, 6/15/42	720,000	95,202
2.909%, 7/15/42	1,545,000	204,288
2.909%, 7/15/42	1,091,250	144,291
2.909%, 7/15/42	1,185,000	129,755
2.932%, 5/15/34	3,521,605	454,315
2.932%, 2/15/41	1,481,923	197,496
2.932%, 4/15/41	1,238,944	165,114
2.932%, 5/15/41	1,243,292	156,401
2.932%, 9/15/41	1,028,005	132,621
2.932%, 7/15/42	905,250	120,643
2.936%, 7/15/42	3,750,000	500,445
2.959%, 1/15/27	1,800,075	234,363
2.959%, 2/15/27	2,122,500	276,341
2.959%, 4/15/27	894,730	120,339
2.959%, 5/15/27	757,500	101,882
2.959%, 6/15/27	630,000	99,052
2.959%, 6/15/32	1,340,625	180,311
2.982%, 2/15/41	1,286,121	174,325
2.982%, 9/15/41	1,603,500	217,343
2.982%, 9/15/41	1,687,500	228,729
2.982%, 11/15/41	1,338,000	181,357
2.982%, 5/15/42	1,283,390	173,955
2.982%, 7/15/42	732,000	99,217

10

Description	Principal Amount	Value
2.982%, 7/15/42	$1,318,500	$178,713
2.984%, 5/15/42	1,722,000	254,505
2.984%, 6/15/42	2,581,500	338,941
3.032%, 9/15/23	1,830,520	244,206
3.109%, 12/15/41	1,685,737	230,602
3.109%, 3/15/42	1,050,000	143,636
3.109%, 5/15/42	755,700	105,804
3.109%, 5/15/42	978,000	133,787
3.109%, 5/15/42	1,020,000	139,532
3.109%, 5/15/42	1,167,000	159,641
3.109%, 5/15/42	1,418,400	194,031
3.109%, 6/15/42	562,500	76,948
3.109%, 6/15/42	1,237,500	169,285
3.109%, 8/15/42	1,453,500	198,833
3.128%, 6/15/32	803,900	110,642
3.159%, 4/15/42	1,199,993	172,305
3.159%, 5/15/42	1,133,652	162,779
3.159%, 5/15/42	964,804	138,534
3.159%, 6/15/42	742,500	106,614
3.159%, 6/15/42	1,350,000	193,844
3.159%, 6/15/42	666,000	95,630
3.159%, 6/15/42	637,500	91,537
3.159%, 6/15/42	2,071,875	297,496
3.159%, 7/15/42	1,492,500	214,305
3.159%, 7/15/42	2,250,000	323,073
3.159%, 7/15/42	2,201,250	316,073
3.159%, 7/15/42	1,950,000	279,997
3.159%, 7/15/42	2,748,375	394,634
3.159%, 7/15/42	1,275,000	183,075
3.182%, 7/15/41	608,574	88,020
3.182%, 9/15/41	821,414	118,804
3.186%, 10/15/40	1,817,916	242,605
3.209%, 12/15/26	1,277,948	177,630
3.209%, 7/15/27	1,425,000	207,852
3.209%, 6/15/31	563,925	82,255
3.209%, 7/15/32	770,250	112,349
3.232%, 4/15/42	1,015,425	149,173
3.282%, 6/21/26	1,065,900	152,175
3.282%, 7/15/26	1,101,265	159,032
3.282%, 4/15/27	900,000	134,261
3.282%, 5/15/27	640,000	95,475
3.301%, 2/15/27	574,275	83,764
3.359%, 2/15/42	429,000	63,404
3.359%, 3/15/42	2,100,000	310,372
3.359%, 5/15/42	1,218,750	180,126
3.359%, 7/15/42	2,405,250	355,486
3.409%, 4/15/42	1,575,655	244,151
3.409%, 6/15/42	1,785,000	276,589
3.409%, 6/15/42	998,730	154,755
3.409%, 7/15/42	1,029,000	159,446
3.409%, 12/15/42	999,000	154,797
3.432%, 11/7/39	685,375	102,321

11

Description	Principal Amount	Value
3.432%, 1/14/42	$1,589,906	$237,360
3.432%, 2/15/42	2,043,078	318,714
3.459%, 3/15/27	596,250	93,745
3.459%, 4/15/27	856,500	134,663
3.459%, 12/15/27	2,175,000	341,964
3.459%, 6/15/30	1,898,850	298,547
3.459%, 5/15/32	1,462,500	229,942
3.459%, 5/15/32	1,314,883	206,732
3.459%, 6/15/32	2,048,475	322,072
3.482%, 5/15/36	833,875	131,977
3.482%, 2/15/41	3,655,879	537,074
3.482%, 4/15/42	1,220,250	193,129
3.482%, 4/15/42	2,416,500	382,459
3.482%, 7/15/42	1,556,250	246,308
3.532%, 4/15/23	508,683	81,666
3.532%, 6/15/26	860,746	138,187
3.532%, 11/15/26	516,588	82,935
3.532%, 12/9/30	1,322,637	203,213
3.559%, 6/15/42	1,467,750	190,737
3.605%, 1/15/42	1,858,770	304,918
3.609%, 5/15/32	1,087,500	172,691
3.609%, 6/15/32	1,732,500	275,114
3.609%, 6/15/32	525,000	86,123
3.609%, 6/15/32	1,304,319	213,964
3.609%, 2/15/42	2,057,059	326,653
3.609%, 5/15/42	667,500	105,996
3.609%, 5/15/42	967,500	153,635
3.609%, 5/15/42	1,095,000	173,882
3.609%, 5/15/42	345,750	54,904
3.609%, 5/15/42	355,500	56,452
3.609%, 6/15/42	990,000	157,208
3.609%, 6/15/42	1,747,500	286,665
3.609%, 6/15/42	362,250	57,524
3.635%, 8/15/41	2,748,512	454,120
3.636%, 2/15/41	940,964	155,513
3.636%, 12/15/41	1,156,024	184,945
3.655%, 7/15/42	1,237,500	205,815
3.659%, 5/15/42	897,614	149,287
3.659%, 5/15/42	638,437	106,182
3.659%, 6/15/42	579,750	96,421
3.659%, 6/15/42	1,327,500	220,783
3.659%, 6/15/42	937,500	155,920
3.659%, 6/15/42	1,474,575	245,244
3.659%, 6/15/42	1,023,000	170,140
3.659%, 6/15/42	862,500	143,447
3.659%, 7/15/42	1,200,000	199,578
3.659%, 7/15/42	1,353,900	225,174
3.682%, 11/15/31	1,233,000	199,756
3.682%, 5/15/41	1,786,232	289,384
3.682%, 10/15/41	2,546,066	426,112
3.682%, 12/15/41	490,833	79,519
3.682%, 2/15/42	609,110	101,941

12

Description	Principal Amount	Value
3.682%, 5/15/42	$529,240	$88,574
3.709%, 1/15/24	1,148,713	187,465
3.709%, 2/15/24	1,203,813	196,457
3.709%, 3/15/24	1,638,789	267,444
3.709%, 2/15/27	1,044,004	168,080
3.709%, 3/15/27	653,096	110,104
3.709%, 4/15/27	1,024,425	172,706
3.709%, 5/15/27	1,875,000	316,103
3.709%, 5/15/27	771,168	130,010
3.709%, 5/15/27	739,875	124,734
3.709%, 6/15/27	1,443,750	243,399
3.709%, 6/15/27	540,000	91,038
3.709%, 6/15/27	1,331,250	224,433
3.709%, 6/15/27	1,263,750	213,053
3.709%, 7/15/27	1,080,000	182,075
3.709%, 7/15/27	1,162,500	195,984
3.709%, 7/15/27	1,788,750	301,562
3.709%, 10/15/30	720,975	123,940
3.709%, 4/15/31	551,250	92,934
3.709%, 6/15/34	815,440	137,473
3.709%, 5/15/42	555,000	93,566
3.732%, 3/15/27	1,015,500	166,753
3.732%, 5/15/27	1,203,750	197,665
3.732%, 12/15/36	1,363,303	231,261
3.732%, 1/15/37	1,902,400	322,710
3.732%, 2/15/41	1,828,786	310,222
3.732%, 3/15/41	1,335,001	226,460
3.732%, 11/15/41	2,371,985	402,367
3.732%, 4/15/42	536,376	90,987
3.782%, 10/15/23	834,534	138,873
3.782%, 11/15/26	2,455,858	408,675
3.782%, 2/15/27	669,128	115,027
3.782%, 3/15/27	461,126	79,270
3.782%, 4/15/27	579,063	99,544
3.782%, 5/15/27	969,209	166,613
3.782%, 10/15/27	766,885	131,832
3.782%, 4/15/32	1,154,850	198,526
4.709%, 6/15/27	2,625,000	442,544

Total Small Business Administration Loans (Interest Only) (identified cost $59,490,732)		$59,649,864

13

Senior Floating-Rate Loans — 2.3%(11)
Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Drugs — 0.3%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.98%, Maturing 4/1/22		$3,914	$3,990,515

			$3,990,515

Electronics/Electrical — 0.6%
Sensata Technologies B.V., Term Loan, 3.47%, Maturing 10/14/21		$9,325	$9,417,482

			$9,417,482

Equipment Leasing — 0.6%
Delos Finance S.a.r.l., Term Loan, 3.55%, Maturing 10/6/23		$10,000	$10,038,750

			$10,038,750

Food Service — 0.2%
Aramark Services, Inc., Term Loan, 3.23%, Maturing 3/28/24		$3,042	$3,067,569

			$3,067,569

Lodging and Casinos — 0.4%
Hilton Worldwide Finance, LLC, Term Loan, 3.23%, Maturing 10/25/23		$5,742	$5,773,781

			$5,773,781

Oil and Gas — 0.2%
MEG Energy Corp., Term Loan, 4.73%, Maturing 12/31/23		$3,942	$3,928,563

			$3,928,563

Total Senior Floating-Rate Loans (identified cost $36,119,938)			$36,216,660

Foreign Government Bonds — 31.4%

Security	Principal Amount (000’s omitted)		Value
Australia — 1.3%
Australia Government Bond, 3.00%, 3/21/47(12)	AUD	28,508	$20,621,000

Total Australia			$20,621,000

Dominican Republic — 1.2%
Dominican Republic, 10.375%, 3/4/22(12)	DOP	264,300	$5,651,616
Dominican Republic, 10.40%, 5/10/19(12)	DOP	181,700	3,869,507
Dominican Republic, 14.00%, 6/8/18(12)	DOP	257,200	5,611,754
Dominican Republic, 15.00%, 4/5/19(12)	DOP	51,300	1,175,162
Dominican Republic, 15.95%, 6/4/21(12)	DOP	12,200	305,667
Dominican Republic, 16.00%, 7/10/20(12)	DOP	41,700	1,015,171
Dominican Republic, 16.95%, 2/4/22(12)	DOP	30,000	791,708

Total Dominican Republic			$18,420,585

Iceland — 2.6%
Republic of Iceland, 5.00%, 11/15/28	ISK	519,793	$5,131,007
Republic of Iceland, 6.50%, 1/24/31	ISK	1,872,563	21,149,155
Republic of Iceland, 8.00%, 6/12/25	ISK	1,223,392	14,390,126

Total Iceland			$40,670,288

14

Security	Principal Amount (000’s omitted)		Value
Indonesia — 4.0%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	773,685,000	$61,681,694

Total Indonesia			$61,681,694

Japan — 6.7%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(13)	JPY	2,853,200	$26,845,883
Japan Government CPI Linked Bond, 0.10%, 3/10/25(13)	JPY	5,288,656	49,746,804
Japan Government CPI Linked Bond, 0.10%, 3/10/26(13)	JPY	2,904,176	27,357,130

Total Japan			$103,949,817

New Zealand — 5.4%
New Zealand Government Bond, 2.00%, 9/20/25(12)(13)	NZD	42,135	$32,205,308
New Zealand Government Bond, 3.00%, 9/20/30(12)(13)	NZD	60,971	51,263,520

Total New Zealand			$83,468,828

Peru — 3.1%
Peru Government Bond, 5.20%, 9/12/23	PEN	151,026	$47,886,124

Total Peru			$47,886,124

Russia — 2.1%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$12,359,715
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	636,805
Russia Government Bond, 7.75%, 9/16/26	RUB	169,370	2,849,688
Russia Government Bond, 8.50%, 9/17/31	RUB	948,127	16,848,720

Total Russia			$32,694,928

Serbia — 1.2%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$18,917,489

Total Serbia			$18,917,489

Sri Lanka — 0.8%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$91,223
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	26,000	170,312
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	342,000	2,245,827
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	771,682
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,508,691
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,598,827
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	513,086
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	111,000	743,640
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	563,000	3,796,343
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	97,000	646,788

Total Sri Lanka			$13,086,419

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(12)	USD	4,988	$5,125,170

Total Suriname			$5,125,170

Thailand — 2.7%
Thailand Government Bond, 1.25%, 3/12/28(12)(13)	THB	1,479,170	$41,834,036

Total Thailand			$41,834,036

Total Foreign Government Bonds (identified cost $467,571,966)			$488,356,378

15

Foreign Corporate Bonds — 0.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Banco Hipotecario SA, 22.417%, 1/12/20(4)(12)	ARS	8,500	$479,525
YPF SA, 24.104%, 7/7/20(4)(12)	USD	525	534,014

Total Argentina			$1,013,539

Total Foreign Corporate Bonds (identified cost $1,117,279)			$1,013,539

U.S. Treasury Obligations — 7.1%

Security	Principal Amount		Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(7)(14)		$111,378,106	$110,129,557

Total U.S. Treasury Obligations (identified cost $111,572,478)			$110,129,557

Common Stocks — 0.4%

Security	Shares		Value
Iceland — 0.4%
Eik Fasteignafelag HF(15)		3,180,300	$323,734
Eimskipafelag Islands HF		326,400	995,180
Hagar HF		1,861,500	708,777
Marel HF		326,300	1,162,533
Reginn HF(15)		1,843,700	462,042
Reitir Fasteignafelag HF		1,090,500	996,938
Siminn HF		13,922,800	554,752
Sjova-Almennar Tryggingar HF		2,002,600	353,343
Vatryggingafelag Islands HF		9,928,400	979,846

Total Iceland			$6,537,145

Total Common Stocks (identified cost $7,166,705)			$6,537,145

Closed-End Funds — 4.9%

Security	Shares		Value
BlackRock Corporate High Yield Fund, Inc.		1,000,336	$11,343,810
BlackRock Multi-Sector Income Trust		675,742	12,487,712
Brookfield Real Assets Income Fund, Inc.		419,101	10,024,896
First Trust High Income Long/Short Fund		177,401	3,045,975
MFS Multimarket Income Trust		1,093,200	6,777,840
Nuveen Global High Income Fund		456,000	7,907,040
Nuveen Mortgage Opportunity Term Fund		324,311	8,305,605

16

Security	Shares	Value
Prudential Global Short Duration High Yield Fund, Inc.	293,307	$4,431,869
Wells Fargo Income Opportunities Fund	669,620	5,885,960
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,663,080

Total Closed-End Funds (identified cost $74,616,884)		$76,873,787

Other — 1.0%

Security	Shares	Value
Reinsurance — 1.0%
Altair V Reinsurance(15)(16)(17)(18)	5,000	$5,153,500
Eden Re II, Ltd.(8)(15)(16)	10,000,000	10,371,000

Total Other (identified cost $15,000,000)		$15,524,500

Currency Options Purchased — 0.0%(19)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Bank of America, N.A.	USD	164,400	CNH	7.28	8/1/17	$3,781
Put CNH/Call USD	BNP Paribas	USD	35,500	CNH	7.12	3/8/18	115,020
Put CNH/Call USD	Deutsche Bank AG	USD	20,485	CNH	7.15	3/12/18	60,964
Put CNH/Call USD	Standard Chartered Bank	USD	40,205	CNH	7.12	3/8/18	131,068
Put IDR/Call USD	Standard Chartered Bank	USD	29,000	IDR	14,190.00	11/20/17	111,737

Total Currency Options Purchased (identified cost $4,225,301)							$422,570

Call Options Purchased — 0.2%
Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Euro Stoxx 50 Index Futures 5/2022	Goldman Sachs International		4,258	EUR	3,100.00	5/3/22	$2,380,021

Total Call Options Purchased (identified cost $2,733,808)							$2,380,021

Put Options Purchased — 0.0%(19)
Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
E-mini S&P 500 Index Futures 9/2017	Exchange-Traded		600	USD	2,425.00	9/15/17	$510,000

Total Put Options Purchased (identified cost $557,925)							$510,000

17

Short-Term Investments — 3.5%

Foreign Government Securities — 1.3%

Security	Principal Amount (000’s omitted)		Value
Czech Republic — 0.7%
Czech Republic Ministry of Finance Bill, 0.00%, 8/25/17	CZK	233,000	$10,575,432

Total Czech Republic			$10,575,432

Egypt — 0.6%
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	124,550	$6,755,205
Egypt Treasury Bill, 0.00%, 1/2/18	EGP	64,900	3,339,762

Total Egypt			$10,094,967

Total Foreign Government Securities (identified cost $19,384,795)			$20,670,399

U.S. Treasury Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 9/28/17(7)	$9,000	$8,985,933

Total U.S. Treasury Obligations (identified cost $8,986,122)		$8,985,933

Other — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(20)	24,555,549	$24,560,460

Total Other (identified cost $24,560,460)		$24,560,460

Total Short-Term Investments (identified cost $52,931,377)		$54,216,792

Total Investments — 97.2% (identified cost $1,512,673,021)		$1,511,789,571

Put Options Written — (0.0)%(19)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
E-mini S&P 500 Index Futures 9/2017	Exchange-Traded	600	USD	2,350.00	9/15/17	$(255,000)

Total Put Options Written (premiums received $287,925)						$(255,000)

18

Currency Options Written — (0.0)%(19)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	35,500	CNH	7.12	3/8/18	$(115,020)
Put CNH/Call USD	Deutsche Bank AG	USD	10,200	CNH	7.15	3/12/18	(30,356)
Put CNH/Call USD	Deutsche Bank AG	USD	10,285	CNH	7.15	3/12/18	(30,608)
Put CNH/Call USD	Nomura International PLC	USD	164,400	CNH	7.28	8/1/17	(3,781)
Put CNH/Call USD	Standard Chartered Bank	USD	40,205	CNH	7.12	3/8/18	(131,068)

Total Currency Options Written (premiums received $1,020,426)							$(310,833)

Other Assets, Less Liabilities — 2.8%							$43,368,835

Net Assets — 100.0%							$1,554,592,573

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2017.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(6)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2017.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $255,379,148 or 16.4% of the Portfolio’s net assets.

(9)	When-issued security. For a variable rate security, interest rate will be determined after July 31, 2017.

(10)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

19

(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $170,483,158 or 11.0% of the Portfolio’s net assets.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(15)	Non-income producing security.

(16)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(17)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(18)	Restricted security.

(19)	Amount is less than 0.05% or (0.05)%, as applicable.

(20)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $587,036.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	177,919,000	USD	1,623,349	Citibank, N.A.	8/1/17	$87,740	$—
KES	74,614,000	USD	717,926	Citibank, N.A.	8/1/17	—	(345)
KES	103,305,000	USD	993,986	Citibank, N.A.	8/1/17	—	(478)
USD	1,711,912	KES	177,919,000	Citibank, N.A.	8/1/17	823	—
USD	715,585	KES	74,614,000	Citibank, N.A.	8/1/17	—	(1,996)
USD	990,460	KES	103,305,000	Citibank, N.A.	8/1/17	—	(3,048)
USD	4,923,999	THB	165,114,000	Standard Chartered Bank	8/3/17	—	(37,934)
SEK	246,767,000	EUR	25,632,670	Citibank, N.A.	8/4/17	220,227	—
CZK	419,731,000	EUR	15,924,538	Goldman Sachs International	8/7/17	200,433	—
EUR	16,112,514	CZK	419,731,000	Citibank, N.A.	8/7/17	22,152	—
PEN	151,468,569	USD	46,620,058	State Street Bank and Trust Company	8/7/17	98,602	—
RUB	530,530,801	USD	8,804,029	Goldman Sachs International	8/7/17	60,834	—
USD	25,684,400	PEN	83,448,615	State Street Bank and Trust Company	8/7/17	—	(54,323)
USD	8,842,917	RUB	530,530,801	Deutsche Bank AG	8/7/17	—	(21,947)
SEK	68,590,000	EUR	7,100,671	UBS AG	8/9/17	89,875	—
AUD	34,000,000	USD	25,267,950	Goldman Sachs International	8/11/17	1,929,015	—
USD	19,423,399	AUD	26,280,687	Goldman Sachs International	8/11/17	—	(1,598,805)
IDR	200,438,700,000	USD	14,989,433	Bank of America, N.A.	8/14/17	40,861	—
USD	7,201,160	IDR	96,603,561,650	Barclays Bank PLC	8/14/17	—	(42,850)
USD	17,495,103	IDR	234,696,800,000	Barclays Bank PLC	8/14/17	—	(104,104)
USD	6,305,903	IDR	84,612,600,000	Deutsche Bank AG	8/14/17	—	(38,941)
USD	15,320,092	IDR	205,565,000,000	Deutsche Bank AG	8/14/17	—	(94,608)
JPY	3,241,430,000	USD	29,322,797	Goldman Sachs International	8/17/17	97,794	—
USD	29,631,868	JPY	3,241,430,000	Goldman Sachs International	8/17/17	211,276	—
RUB	200,000,000	USD	3,337,227	Deutsche Bank AG	8/22/17	—	(4,776)
USD	961,808	RUB	57,532,000	Goldman Sachs International	8/22/17	3,195	—
USD	18,352,931	RUB	1,104,488,567	Goldman Sachs International	8/22/17	—	(50,340)
USD	8,776,793	RUB	530,530,801	Goldman Sachs International	8/22/17	—	(63,047)

20

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,261,877	RUB	620,587,000	HSBC Bank USA, N.A.	8/22/17	$—	$(78,503)
INR	374,275,000	USD	5,749,232	BNP Paribas	8/28/17	71,583	—
INR	249,500,000	USD	3,836,691	Citibank, N.A.	8/28/17	43,594	—
INR	211,852,000	USD	3,263,278	Deutsche Bank AG	8/28/17	31,496	—
USD	36,414,788	NZD	51,510,000	Morgan Stanley & Co. International PLC	9/7/17	—	(2,244,150)
USD	22,742,313	NZD	32,174,580	Standard Chartered Bank	9/7/17	—	(1,405,137)
USD	2,127,644	EUR	1,850,602	JPMorgan Chase Bank, N.A.	9/8/17	—	(67,322)
USD	1,278,490	EUR	1,110,340	Standard Chartered Bank	9/8/17	—	(38,465)
USD	1,496,422	EUR	1,295,412	Standard Chartered Bank	9/8/17	—	(40,044)
USD	7,683,085	EUR	6,719,214	Standard Chartered Bank	9/8/17	—	(286,456)
USD	32,127,451	EUR	28,708,550	Standard Chartered Bank	9/8/17	—	(1,923,253)
AUD	14,940,000	USD	11,408,333	Australia and New Zealand Banking Group Limited	9/11/17	537,840	—
USD	31,656,819	NZD	43,855,000	Australia and New Zealand Banking Group Limited	9/11/17	—	(1,254,601)
USD	34,613,664	NZD	47,888,897	Deutsche Bank AG	9/11/17	—	(1,325,034)
SEK	105,074,000	EUR	10,754,347	UBS AG	9/12/17	285,453	—
USD	7,358,709	EUR	6,573,797	JPMorgan Chase Bank, N.A.	9/14/17	—	(441,013)
USD	9,854,780	EUR	8,628,800	JPMorgan Chase Bank, N.A.	9/15/17	—	(383,756)
ARS	445,000,000	USD	24,423,710	Citibank, N.A.	9/26/17	—	(22,998)
USD	16,381,990	EUR	14,257,607	Standard Chartered Bank	9/28/17	—	(547,926)
CZK	606,082,154	EUR	23,338,230	JPMorgan Chase Bank, N.A.	10/4/17	—	(83,587)
CZK	419,731,000	EUR	16,135,277	Citibank, N.A.	10/11/17	—	(25,428)
USD	104,790,969	JPY	11,664,701,944	Standard Chartered Bank	10/23/17	—	(1,416,723)
USD	8,280,321	THB	277,693,000	Deutsche Bank AG	11/10/17	—	(67,789)
USD	10,141,456	THB	356,675,000	Deutsche Bank AG	11/10/17	—	(581,041)
USD	5,991,946	THB	211,276,000	Standard Chartered Bank	11/10/17	—	(359,512)
CNH	50,976,000	USD	7,237,311	Bank of America, N.A.	11/13/17	300,903	—
USD	7,336,788	CNH	50,976,000	Bank of America, N.A.	11/13/17	—	(201,426)
USD	8,012,900	THB	285,740,000	Deutsche Bank AG	11/16/17	—	(577,283)
USD	1,515,216	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(107,340)
CNH	27,780,000	USD	3,908,272	Citibank, N.A.	1/12/18	185,754	—
USD	3,856,191	CNH	27,780,000	Citibank, N.A.	1/12/18	—	(237,835)
CNH	92,564,000	USD	13,022,510	Australia and New Zealand Banking Group Limited	1/17/18	615,060	—
CNH	59,881,000	USD	8,423,385	Goldman Sachs International	1/17/18	398,958	—
CNH	34,002,000	USD	4,792,247	HSBC Bank USA, N.A.	1/17/18	217,310	—
CNH	25,882,000	USD	3,644,839	HSBC Bank USA, N.A.	1/17/18	168,389	—
USD	12,962,330	CNH	92,564,000	Australia and New Zealand Banking Group Limited	1/17/18	—	(675,240)
USD	8,391,984	CNH	59,881,000	Goldman Sachs International	1/17/18	—	(430,359)
USD	8,392,404	CNH	59,884,000	HSBC Bank USA, N.A.	1/17/18	—	(430,381)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,206,984)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(812,764)
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(826,600)
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(537,552)
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	85,495	—
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	99,213	—
USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(171,707)
USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(106,015)
USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(16,698)

						$6,103,875	$(21,048,464)

21

Forward Volatility Agreements

Reference Entity	Counterparty	Expiration(1)	Notional Amount (000’s omitted)	Net Unrealized Depreciation
Straddle swaption on floating rate (3-month USD-LIBOR-BBA) versus fixed rate interest rate swap, maturing June 11, 2055, 5 year term	Bank of America, N.A.	6/10/20	$35,000	$(319,025)

				$(319,025)

(1)	At the expiration date, the Portfolio will purchase from the counterparty a swaption straddle (i.e. a receiver swaption and a payer swaption) with interest rate component to be determined at a future date.

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/3/17	COP	10,642,700	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$3,564,039	$10,133
8/8/17	COP	5,242,400	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	1,755,580	25
8/10/17	COP	9,994,600	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	3,347,002	1,583
8/11/17	COP	8,328,800	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	2,789,157	10,540
8/14/17	COP	9,431,500	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	3,158,431	16,215
8/14/17	COP	4,965,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	1,662,785	8,352
8/14/17	COP	8,328,800	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	2,789,157	(1,464)
8/16/17	COP	9,994,600	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	3,347,002	(2,062)
8/17/17	COP	9,994,600	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	3,347,002	(2,152)
8/18/17	COP	6,663,000	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	2,231,312	(7,187)

						$33,983

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

22

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	208	Long	Dec-17	$26,087,976	$26,486,720	$398,744
Interest Rate Futures
CME 90-Day Eurodollar	2,285	Short	Jun-18	(564,764,079)	(562,167,125)	2,596,954
CME 90-Day Eurodollar	2,490	Short	Jun-19	(610,734,750)	(611,077,125)	(342,375)
Euro-Buxl	180	Short	Sep-17	(34,683,198)	(34,545,190)	138,008
Japan 10-Year Bond	95	Short	Sep-17	(129,744,432)	(129,395,437)	348,995
U.S. 10-Year Deliverable Interest Rate Swap	899	Short	Sep-17	(92,021,079)	(91,641,813)	379,266

						$3,519,592

CME: Chicago Mercantile Exchange.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
BNP Paribas	$16,000	Receives	Return on CPI-U (NSA)	Pays	1.75%	6/22/26	$505,202
Goldman Sachs International	5,000	Receives	Return on CPI-U (NSA)	Pays	1.91	3/23/26	62,484
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	4/1/26	384,931

							$952,617

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66%	2/24/19	$(27,327)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77	3/28/19	(8,441)
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79	9/21/45	5,916,966
CME Group, Inc.	USD	45,000	Pays	3-month USD-LIBOR-BBA	2.52	10/28/45	65,511
CME Group, Inc.	USD	55,000	Pays	3-month USD-LIBOR-BBA	2.52	10/28/45	80,069
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR	1.92	7/28/26	229,119
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR	1.94	8/1/26	61,709
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR	1.89	9/21/26	117,060
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR	1.93	9/21/26	38,590
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR	1.94	9/21/26	36,596

23

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR	2.14%		10/13/26	$(1,581)
LCH.Clearnet	HUF	593,728	Receives	6-month HUF BUBOR	2.09		10/19/26	10,983
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.09		10/19/26	16,575
LCH.Clearnet	HUF	647,027	Receives	6-month HUF BUBOR	2.04		10/20/26	23,925
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.04		10/20/26	32,968
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR	2.06		10/28/26	22,911
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR	2.08		10/28/26	7,731
LCH.Clearnet	HUF	428,517	Receives	6-month HUF BUBOR	2.09		11/2/26	11,259
LCH.Clearnet	HUF	286,920	Receives	6-month HUF BUBOR	2.18		11/3/26	(2,116)
LCH.Clearnet	HUF	1,547,321	Receives	6-month HUF BUBOR	2.13		11/4/26	15,256
LCH.Clearnet	HUF	281,331	Receives	6-month HUF BUBOR	2.15		11/7/26	1,464
LCH.Clearnet	HUF	279,468	Receives	6-month HUF BUBOR	2.12		11/8/26	4,576
LCH.Clearnet	HUF	769,469	Receives	6-month HUF BUBOR	2.14		11/10/26	5,848
LCH.Clearnet	JPY	497,770	Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	270,009
LCH.Clearnet	JPY	412,230	Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	214,982
LCH.Clearnet	JPY	1,401,960	Receives	6-month JPY-LIBOR-BBA	0.78		12/19/46	164,273
LCH.Clearnet	JPY	1,363,900	Receives	6-month JPY-LIBOR-BBA	0.85		6/19/47	(55,820)
LCH.Clearnet	JPY	1,364,000	Receives	6-month JPY-LIBOR-BBA	0.86		6/19/47	(65,992)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03		11/26/17	744,854
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02		11/27/17	282,095
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96		11/28/17	511,006
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05		6/16/25	901,530
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05		6/16/25	548,092
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR	2.23		7/28/26	(407,381)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR	2.22		8/1/26	(225,943)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR	2.28		9/21/26	(75,397)
LCH.Clearnet	PLN	8,033	Pays	6-month PLN WIBOR	2.30		9/21/26	(73,333)
LCH.Clearnet	PLN	20,964	Pays	6-month PLN WIBOR	2.30		9/21/26	(191,381)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR	2.49		10/13/26	(38,924)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.46		10/19/26	(70,025)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR	2.47		10/19/26	(44,618)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR	2.43		10/20/26	(58,165)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.44		10/20/26	(75,449)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR	2.46		10/28/26	(58,877)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.47		10/28/26	(22,527)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR	2.50		10/31/26	(29,409)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.56		11/2/26	(13,574)
LCH.Clearnet	PLN	22,905	Pays	6-month PLN WIBOR	2.51		11/4/26	(101,440)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.54		11/7/26	(15,851)
LCH.Clearnet	PLN	4,165	Pays	6-month PLN WIBOR	2.50		11/8/26	(19,986)
LCH.Clearnet	PLN	11,509	Pays	6-month PLN WIBOR	2.52		11/10/26	(50,852)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.78		9/21/45	(5,607,226)
LCH.Clearnet	USD	45,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	138,389
LCH.Clearnet	USD	55,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	169,142
LCH.Clearnet(1)	USD	11,693	Receives	3-month USD-LIBOR-BBA	2.50	(2)	9/20/47	14,770

24

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	USD	3,500	Receives	3-month USD-LIBOR-BBA	2.55%	6/11/55	$102,804
LCH.Clearnet(1)	USD	3,500	Receives	3-month USD-LIBOR-BBA	2.75	7/27/55	(18,763)

							$3,400,664

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Limited	KRW	29,000,000	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.45%	10/31/21	$306,221
Bank of America, N.A.	KRW	7,180,658	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	110,415
BNP Paribas	KRW	23,684,950	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	363,058
BNP Paribas	KRW	3,597,500	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	19,229
BNP Paribas	KRW	2,445,925	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	65,941
Citibank, N.A.	KRW	5,321,500	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	26,296
Goldman Sachs International	INR	1,912,500	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.12	6/19/22	(59,205)
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	1,522,250
JPMorgan Chase Bank, N.A.	INR	505,065	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.16	6/21/22	(2,640)
Nomura International PLC	KRW	2,386,075	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	64,328
Standard Chartered Bank	INR	1,498,200	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.13	6/19/22	(36,367)

							$2,379,526

25

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Depreciation
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 227,640,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	7/29/19/ 7/29/22	$(170,416)

				$(170,416)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

CNH	-	Yuan Renminbi Offshore

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

THB	-	Thai Baht

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2017 were $16,161,517 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

26

Written options and swaptions activity for the fiscal year to date ended July 31, 2017 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Notional Amount - Swaptions (000’s omitted)	Premiums Received
Currency		EUR	USD	USD	USD
Outstanding, beginning of period	—	—	75,000	240,000	6,799,324
Options written	600	33,993	435,106	400,000	6,130,677
Options terminated in closing purchase transactions	—	—	—	(240,000)	(1,520,000)
Options exercised	—	—	(99,441)	—	(7,947,440)
Options expired	—	(33,993)	(150,075)	(400,000)	(2,154,210)

Outstanding, end of period	600	—	260,590	—	1,308,351

EUR	-	Euro

USD	-	United States Dollar

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: During the fiscal year to date ended July 31, 2017, the Portfolio entered into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including forward volatility agreements, non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

27

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures contracts*	$398,744	$—

Total		$398,744	$—

Equity Price	Options purchased	$2,890,021	$—
Equity Price	Options written	—	(255,000)

Total		$2,890,021	$(255,000)

Foreign Exchange	Currency options purchased	$422,570	$—
Foreign Exchange	Currency options written	—	(310,833)
Foreign Exchange	Forward foreign currency exchange contracts	6,103,875	(21,048,464)

Total		$6,526,445	$(21,359,297)

Interest Rate	Cross-currency swaps	$—	$(170,416)
Interest Rate	Financial futures contracts*	3,463,223	(342,375)
Interest Rate	Forward volatility agreements	—	(319,025)
Interest Rate	Inflation swaps	952,617	—
Interest Rate	Interest rate swaps	2,477,738	(98,212)
Interest Rate	Interest rate swaps (centrally cleared)	10,761,062	(7,360,398)
Interest Rate	Non-deliverable bond forward contracts	46,848	(12,865)

Total		$17,701,488	$(8,303,291)

*	For futures contracts, amount represents cumulative unrealized appreciation or (depreciation).

Restricted Securities

At July 31, 2017, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Other
Altair V Reinsurance	12/22/2016	5,000	$5,000,000	$5,153,500

Total Restricted Securities			$5,000,000	$5,153,500

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,579,091,485

Gross unrealized appreciation	$52,450,769
Gross unrealized depreciation	(98,629,565)

Net unrealized depreciation	$(46,178,796)

28

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Collateralized Mortgage Obligations	$—	$354,921,736	$—	$354,921,736
Mortgage Pass-Throughs	—	39,225,042	—	39,225,042
Commercial Mortgage-Backed Securities	—	105,848,665	—	105,848,665
Asset-Backed Securities	—	159,963,315	—	159,963,315
Small Business Administration Loans (Interest Only)	—	59,649,864	—	59,649,864
Senior Floating-Rate Loans	—	36,216,660	—	36,216,660
Foreign Government Bonds	—	488,356,378	—	488,356,378
Foreign Corporate Bonds	—	1,013,539	—	1,013,539
U.S. Treasury Obligations	—	110,129,557	—	110,129,557
Common Stocks	6,537,145	—	—	6,537,145
Closed-End Funds	76,873,787	—	—	76,873,787
Other	—	10,371,000	5,153,500	15,524,500
Currency Options Purchased	—	422,570	—	422,570
Call Options Purchased	—	2,380,021	—	2,380,021
Put Options Purchased	510,000	—	—	510,000
Short-Term Investments —
Foreign Government Securities	—	20,670,399	—	20,670,399
U.S. Treasury Obligations	—	8,985,933	—	8,985,933
Other	—	24,560,460	—	24,560,460
Total Investments	$83,920,932	$1,422,715,139	$5,153,500	$1,511,789,571
Forward Foreign Currency Exchange Contracts	$—	$6,103,875	$—	$6,103,875
Non-deliverable Bond Forward Contracts	—	46,848	—	46,848
Futures Contracts	3,861,967	—	—	3,861,967
Swap Contracts	—	14,191,417	—	14,191,417
Total	$87,782,899	$1,443,057,279	$5,153,500	$1,535,993,678

29

Liability Description	Level 1	Level 2	Level 3*	Total
Put Options Written	$(255,000)	$—	$—	$(255,000)
Currency Options Written	—	(310,833)	—	(310,833)
Forward Foreign Currency Exchange Contracts	—	(21,048,464)	—	(21,048,464)
Forward Volatility Agreements	—	(319,025)	—	(319,025)
Non-deliverable Bond Forward Contracts	—	(12,865)	—	(12,865)
Futures Contracts	(342,375)	—	—	(342,375)
Swap Contracts	—	(7,629,026)	—	(7,629,026)
Total	$(597,375)	$(29,320,213)	$—	$(29,917,588)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of a swaption straddle (i.e. a receiver swaption and a payer swaption with the same expiration date) on an underlying floating-rate versus fixed rate reference entity. The fixed rate shall equal the prevailing at-the-money forward rate of the benchmark swap at determination date. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying reference entity.

Derivatives. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

30

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2017 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2017, the Fund owned 1.0% of Tax-Managed Growth Portfolio’s outstanding interests, 46.8% of Tax-Managed International Equity Portfolio’s outstanding interests, 41.8% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 30.6% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 18.2% of Tax-Managed Value Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2017 is set forth below.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 89.2%

Description		Value
Tax-Managed Growth Portfolio (identified cost, $76,487,223)		$146,235,311
Tax-Managed International Equity Portfolio (identified cost, $31,018,854)		34,628,246
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $33,168,912)		56,800,910
Tax-Managed Small-Cap Portfolio (identified cost, $42,751,294)		50,845,107
Tax-Managed Value Portfolio (identified cost, $86,685,911)		125,497,492

Total Investments in Affiliated Portfolios (identified cost $270,112,194)		$414,007,066

Preferred Stocks — 4.2%

Security	Shares	Value
Banks — 1.4%
KeyCorp, Series E, 6.125% to 12/15/26(1)	24,680	$726,332
Regions Financial Corp., Series A, 6.375%	39,526	1,018,585
SunTrust Banks, Inc., Series E, 5.875%	46,350	1,191,195
Texas Capital Bancshares, Inc., 6.50%	40,000	1,017,200
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,700	2,256,750

		$6,210,062

Capital Markets — 0.7%
KKR & Co., LP, Series A, 6.75%	28,000	$769,720
Morgan Stanley, Series G, 6.625%	21,325	583,878
Northern Trust Corp., Series C, 5.85%	40,000	1,083,600
State Street Corp., Series G, 5.35% to 3/15/26(1)	32,200	896,448

		$3,333,646

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	40,000	$1,013,200
Capital One Financial Corp., Series C, 6.25%	38,650	1,022,293

		$2,035,493

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	40,000	$1,029,200

		$1,029,200

Electric Utilities — 0.6%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	48,741	$1,242,896
SCE Trust VI, 5.00%	36,925	947,126
Southern Co. (The), 6.25%	23,828	647,645

		$2,837,667

1

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.3%
CBL & Associates Properties, Inc., Series D, 7.375%	20,000	$480,200
DDR Corp., Series J, 6.50%	19,625	498,279
DDR Corp., Series K, 6.25%	650	16,572
Vornado Realty Trust, Series K, 5.70%	20,000	507,400

		$1,502,451

Insurance — 0.1%
PartnerRe, Ltd., Series I, 5.875%	8,214	$214,057

		$214,057

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	37,372	$951,491

		$951,491

Oil, Gas & Consumable Fuels — 0.3%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(1)	59,850	$1,539,342

		$1,539,342

Total Preferred Stocks (identified cost $18,958,604)		$19,653,409

Debt Obligations — 3.5%(2)

Security	Principal Amount (000’s omitted)	Value
Banks — 2.7%
Banco do Brasil SA, 6.25% to 4/15/24(1)(3)(4)	$1,275	$1,104,469
Banco Santander SA, 6.375% to 5/19/19(1)(4)(5)	600	617,331
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(4)	1,430	1,578,362
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(1)(3)	500	511,250
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(4)	660	720,225
Credit Agricole SA, 7.875% to 1/23/24(1)(3)(4)	730	825,356
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)(4)	500	517,500
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(1)(4)	2,193	2,300,457
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(4)	1,200	1,338,000
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(4)	210	217,875
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(4)	1,278	1,401,813
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	1,200	1,380,000
Zions Bancorporation, Series J, 7.20% to 9/15/23(1)(4)	87	96,570

		$12,609,208

Capital Markets — 0.3%
UBS Group AG, 6.875% to 8/7/25(1)(4)(5)	$1,000	$1,098,545

		$1,098,545

Electric Utilities — 0.2%
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)	$725	$774,017

		$774,017

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(3)(4)	$964	$1,070,040

		$1,070,040

Metals & Mining — 0.1%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(3)	$431	$495,650

		$495,650

2

Security	Principal Amount (000’s omitted)	Value
Oil, Gas & Consumable Fuels — 0.0%(6)
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(1)(3)(4)(7)	$500	$17,500

		$17,500

Total Debt Obligations (identified cost $15,229,166)		$16,064,960

Exchange-Traded Funds — 3.1%

Security	Shares	Value
Equity Funds — 3.1%
iShares U.S. Preferred Stock ETF	363,136	$14,253,088

Total Exchange-Traded Funds (identified cost $14,264,823)		$14,253,088

Total Investments — 100.0% (identified cost $318,564,787)		$463,978,523

Other Assets, Less Liabilities — (0.0)%(6)		$(147,219)

Net Assets — 100.0%		$463,831,304

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $5,404,265 or 1.2% of the Fund’s net assets.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $1,715,876 or 0.4% of the Fund’s net assets.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$274,726,089

Gross unrealized appreciation	$189,542,563
Gross unrealized depreciation	(290,129)

Net unrealized appreciation	$189,252,434

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Investments in Affiliated Portfolios	$414,007,066		$—	$—	$414,007,066
Preferred Stocks	19,653,409	*	—	—	19,653,409
Debt Obligations	—		16,064,960	—	16,064,960
Exchange-Traded Funds	14,253,088		—	—	14,253,088
Total Investments	$447,913,563		$16,064,960	$—	$463,978,523

*	The level classification is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.7%

Security	Shares	Value
Aerospace & Defense — 0.9%
CAE, Inc.	414,860	$7,031,074

		$7,031,074

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	90,690	$5,949,264

		$5,949,264

Auto Components — 1.3%
Goodyear Tire & Rubber Co. (The)	307,114	$9,677,162

		$9,677,162

Automobiles — 0.7%
Peugeot SA	241,766	$5,200,562

		$5,200,562

Banks — 8.8%
BNP Paribas SA	162,575	$12,598,856
ING Groep NV	595,140	11,119,498
JPMorgan Chase & Co.	101,636	9,330,185
KBC Group NV	93,741	7,749,946
Mitsubishi UFJ Financial Group, Inc.	1,665,007	10,562,987
Wells Fargo & Co.	300,488	16,208,323

		$67,569,795

Beverages — 2.8%
Anheuser-Busch InBev SA/NV	62,515	$7,541,339
Constellation Brands, Inc., Class A	36,237	7,006,424
Diageo PLC	215,196	6,950,177

		$21,497,940

Biotechnology — 2.9%
BioMarin Pharmaceutical, Inc.(1)	31,269	$2,743,229
Celgene Corp.(1)	64,840	8,779,985
Shire PLC	193,421	10,812,699

		$22,335,913

Building Products — 1.3%
Assa Abloy AB, Class B	460,703	$9,869,613

		$9,869,613

Capital Markets — 1.1%
Credit Suisse Group AG	469,861	$7,222,553
Credit Suisse Group AG(2)	58,068	892,603

		$8,115,156

1

Security	Shares	Value
Chemicals — 2.3%
Arkema SA	63,732	$7,254,956
Ecolab, Inc.	51,271	6,750,853
Novozymes A/S, Class B	86,927	4,013,892

		$18,019,701

Commercial Services & Supplies — 1.1%
Brambles, Ltd.	1,114,469	$8,240,131

		$8,240,131

Consumer Finance — 0.7%
Discover Financial Services	56,635	$3,451,337
OneMain Holdings, Inc.(1)	71,133	1,902,096

		$5,353,433

Containers & Packaging — 1.4%
Sealed Air Corp.	247,067	$10,749,885

		$10,749,885

Diversified Financial Services — 0.5%
ORIX Corp.	225,601	$3,579,931

		$3,579,931

Diversified Telecommunication Services — 1.8%
Nippon Telegraph & Telephone Corp.	282,327	$13,816,572

		$13,816,572

Electric Utilities — 2.2%
American Electric Power Co., Inc.	97,072	$6,847,459
NextEra Energy, Inc.	70,358	10,278,600

		$17,126,059

Electrical Equipment — 2.9%
Legrand SA	92,254	$6,372,685
Melrose Industries PLC	3,526,641	10,812,748
Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,023,338	4,868,479

		$22,053,912

Electronic Equipment, Instruments & Components — 2.3%
CDW Corp.	162,505	$10,307,692
Keyence Corp.	15,464	7,143,041

		$17,450,733

Energy Equipment & Services — 1.1%
Halliburton Co.	193,183	$8,198,687

		$8,198,687

Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.	70,123	$9,559,869
Equity Residential	140,840	9,585,570
Simon Property Group, Inc.	41,544	6,584,724

		$25,730,163

Food Products — 0.5%
Pinnacle Foods, Inc.	64,992	$3,859,225

		$3,859,225

Health Care Equipment & Supplies — 0.5%
ConvaTec Group PLC(1)(3)	857,706	$3,515,297

		$3,515,297

2

Security	Shares	Value
Household Durables — 1.5%
Newell Brands, Inc.	217,146	$11,447,937

		$11,447,937

Household Products — 1.0%
Reckitt Benckiser Group PLC	81,725	$7,945,901

		$7,945,901

Insurance — 5.6%
AIA Group, Ltd.	1,199,341	$9,433,423
Chubb, Ltd.	90,783	13,296,078
Prudential PLC	459,988	11,223,932
St. James’s Place PLC	558,603	8,972,479

		$42,925,912

Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.(1)	12,507	$12,354,164

		$12,354,164

Internet Software & Services — 4.9%
Alphabet, Inc., Class C(1)	25,948	$24,144,614
Facebook, Inc., Class A(1)	81,510	13,795,568

		$37,940,182

IT Services — 1.5%
Visa, Inc., Class A	119,321	$11,879,599

		$11,879,599

Machinery — 2.2%
Fortive Corp.	129,849	$8,406,425
Komatsu, Ltd.	312,322	8,375,705

		$16,782,130

Media — 2.5%
Interpublic Group of Cos., Inc.	654,734	$14,148,802
Toho Co., Ltd.	144,728	5,215,623

		$19,364,425

Metals & Mining — 1.0%
Rio Tinto, Ltd.	142,776	$7,526,504

		$7,526,504

Oil, Gas & Consumable Fuels — 4.8%
ConocoPhillips	141,310	$6,411,235
Exxon Mobil Corp.	83,217	6,660,688
Pioneer Natural Resources Co.	37,848	6,173,009
Royal Dutch Shell PLC, Class B	450,265	12,827,017
Seven Generations Energy, Ltd., Class A(1)	286,029	4,971,525

		$37,043,474

Personal Products — 2.6%
Estee Lauder Cos., Inc. (The), Class A	75,708	$7,494,335
Unilever PLC	221,191	12,615,123

		$20,109,458

3

Security	Shares	Value
Pharmaceuticals — 8.0%
Allergan PLC	43,525	$10,982,663
Eli Lilly & Co.	114,561	9,469,612
Johnson & Johnson	144,946	19,237,233
Novo Nordisk A/S, Class B	148,115	6,299,245
Roche Holding AG PC	32,495	8,226,736
Zoetis, Inc.	123,698	7,733,599

		$61,949,088

Professional Services — 1.4%
Verisk Analytics, Inc.(1)	120,493	$10,514,219

		$10,514,219

Road & Rail — 1.0%
CSX Corp.	159,954	$7,892,130

		$7,892,130

Semiconductors & Semiconductor Equipment — 3.4%
ASML Holding NV	79,772	$12,029,704
Renesas Electronics Corp.(1)	50,601	474,716
Sumco Corp.	403,801	6,535,157
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	198,079	7,122,921

		$26,162,498

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	25,348	$2,839,229
Industria de Diseno Textil SA	184,022	7,304,641
Lowe’s Cos., Inc.	120,258	9,307,969

		$19,451,839

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	40,615	$6,040,669
HP, Inc.	242,545	4,632,609

		$10,673,278

Textiles, Apparel & Luxury Goods — 2.3%
Lululemon Athletica, Inc.(1)	64,057	$3,948,474
LVMH Moet Hennessy Louis Vuitton SE	24,486	6,150,602
Pandora A/S	68,924	7,932,365

		$18,031,441

Trading Companies & Distributors — 1.3%
Brenntag AG	52,706	$2,986,700
MISUMI Group, Inc.	277,792	6,889,188

		$9,875,888

Total Common Stocks (identified cost $648,395,815)		$704,810,275

Preferred Stocks — 2.3%

Security	Shares	Value
Banks — 1.0%
AgriBank FCB, 6.875% to 1/1/24(4)	13,368	$1,484,266
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	10,875	1,142,215
Farm Credit Bank of Texas, Series 1, 10.00%(3)	635	780,653
IBERIABANK Corp., Series C, 6.60% to 5/1/26(4)	25,910	720,039
Texas Capital Bancshares, Inc., 6.50%	57,590	1,464,514

4

Security	Shares	Value
Texas Capital Bancshares, Inc., Series A, 6.50%	13,552	$345,847
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,579	2,096,123

		$8,033,657

Capital Markets — 0.1%
KKR & Co., LP, Series A, 6.75%	12,828	$352,642
Legg Mason, Inc., 5.45%	17,250	429,697

		$782,339

Electric Utilities — 0.2%
SCE Trust VI, 5.00%	22,975	$589,309
Southern Co. (The), 6.25%	41,700	1,133,406

		$1,722,715

Equity Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates Properties, Inc., Series D, 7.375%	17,150	$411,771
DDR Corp., Series K, 6.25%	27,725	706,849

		$1,118,620

Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(3)	16,860	$1,561,658

		$1,561,658

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 4.803%(5)(6)	5,000	$1,000,000
PartnerRe, Ltd., Series I, 5.875%	7,571	197,300

		$1,197,300

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	30,093	$770,682

		$770,682

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(4)	35,875	$922,705

		$922,705

Thrifts & Mortgage Finance — 0.2%
Elmira Savings Bank, 8.998% to 12/31/17(4)	1,880	$1,767,200

		$1,767,200

Total Preferred Stocks (identified cost $20,027,143)		$17,876,876

Corporate Bonds & Notes — 3.2%

Security	Principal Amount (000’s omitted)	Value
Banks — 1.3%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(4)(7)	$200	$224,171
Banco do Brasil SA, 6.25% to 4/15/24(3)(4)(7)	1,123	972,799
Banco Santander SA, 6.375% to 5/19/19(4)(7)(8)	1,200	1,234,662
Bank of America Corp., Series AA, 6.10% to 3/17/25(4)(7)	1,351	1,491,166
Credit Agricole SA, 7.875% to 1/23/24(3)(4)(7)	545	616,191
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(7)	835	922,675
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(7)	1,725	1,923,375

5

Security	Principal Amount (000’s omitted)	Value
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(7)	$859	$942,220
Standard Chartered PLC, 7.75% to 4/2/23(3)(4)(7)	430	473,000
Zions Bancorporation, Series I, 5.80% to 9/15/23(4)(7)	211	210,474
Zions Bancorporation, Series J, 7.20% to 9/15/23(4)(7)	1,123	1,246,530

		$10,257,263

Capital Markets — 0.3%
Banco BTG Pactual SA, 5.75%, 9/28/22(3)	$400	$355,600
UBS Group AG, 6.875% to 8/7/25(4)(7)(8)	1,867	2,050,984

		$2,406,584

Diversified Financial Services — 0.7%
Cadence Financial Corp., 4.875%, 6/28/19(3)	$863	$880,260
PPTT, 2006-A GS, Class A, 5.798%(3)(5)(7)	4,541	4,588,794

		$5,469,054

Electric Utilities — 0.4%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(3)(4)	$1,260	$1,356,075
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	1,080	1,236,600
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)	345	368,325

		$2,961,000

Energy Equipment & Services — 0.0%(9)
Abengoa Finance S.A.U., 7.75%, 2/1/20(3)(10)	$967	$14,505

		$14,505

Food Products — 0.3%
JBS Investments GmbH, 7.75%, 10/28/20(3)	$255	$255,319
Land O’ Lakes, Inc., 8.00%(3)(7)	1,542	1,711,620

		$1,966,939

Metals & Mining — 0.1%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(4)	$637	$732,550

		$732,550

Multi-Utilities — 0.0%(9)
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(4)	$200	$218,250

		$218,250

Oil, Gas & Consumable Fuels — 0.1%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(3)(4)(7)(10)	$1,824	$63,840
Petrobras Global Finance BV, 6.125%, 1/17/22	467	492,101

		$555,941

Total Corporate Bonds & Notes (identified cost $25,513,356)		$24,582,086

6

Short-Term Investments — 2.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(11)	20,186,658	$20,190,695

Total Short-Term Investments (identified cost $20,190,695)		$20,190,695

Total Investments — 99.8% (identified cost $714,127,009)		$767,459,932

Other Assets, Less Liabilities — 0.2%		$1,653,725

Net Assets — 100.0%		$769,113,657

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $19,244,547 or 2.5% of the Fund’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $3,285,646 or 0.4% of the Fund’s net assets.

(9)	Amount is less than 0.05%.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $94,586.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.5%	$426,089,794
United Kingdom	9.5	72,900,756
Japan	8.2	62,592,920
France	5.0	38,193,852
Netherlands	4.7	35,976,219
Switzerland	2.4	18,590,176
Denmark	2.4	18,245,502
Belgium	2.0	15,291,285

7

Country	Percentage of Total Investments	Value
Canada	1.7%	$13,239,199
Ireland	1.4	10,812,699
Sweden	1.3	9,869,613
Hong Kong	1.2	9,433,423
Australia	1.2	9,196,852
Spain	1.1	8,553,808
Taiwan	0.9	7,122,921
China	0.6	4,868,479
Germany	0.4	2,986,700
Brazil	0.3	2,139,659
Chile	0.2	1,356,075

Total Investments	100.0%	$767,459,932

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PPTT	-	Preferred Pass-Through Trust

The Fund did not have any open financial instruments at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$719,540,767

Gross unrealized appreciation	$66,246,507
Gross unrealized depreciation	(18,327,342)

Net unrealized appreciation	$47,919,165

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$63,723,737	$31,803,793		$—	$95,527,530
Consumer Staples	18,359,984	35,052,540		—	53,412,524
Energy	32,415,144	12,827,017		—	45,242,161
Financials	44,188,019	83,356,208		—	127,544,227
Health Care	58,946,321	28,853,977		—	87,800,298
Industrials	39,793,112	58,415,249		—	98,208,361
Information Technology	77,923,672	26,182,618		—	104,106,290
Materials	17,500,738	18,795,352		—	36,296,090
Real Estate	25,730,163	—		—	25,730,163
Telecommunication Services	—	13,816,572		—	13,816,572
Utilities	17,126,059	—		—	17,126,059
Total Common Stocks	$395,706,949	$309,103,326	**	$—	$704,810,275
Preferred Stocks
Consumer Staples	$—	$1,561,658		$—	$1,561,658
Energy	922,705	—		—	922,705
Financials	5,606,162	5,174,334		1,000,000	11,780,496
Real Estate	1,118,620	—		—	1,118,620
Utilities	2,493,397	—		—	2,493,397
Total Preferred Stocks	$10,140,884	$6,735,992		$1,000,000	$17,876,876
Corporate Bonds & Notes	$—	$24,582,086		$—	$24,582,086
Short-Term Investments	—	20,190,695		—	20,190,695
Total Investments	$405,847,833	$360,612,099		$1,000,000	$767,459,932

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented.

At July 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

July 31, 2017 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $79,050,500 and the Fund owned 58.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 1.1%
Raytheon Co.	8,944	$1,536,311

		$1,536,311

Air Freight & Logistics — 0.6%
FedEx Corp.	4,095	$851,883

		$851,883

Auto Components — 1.2%
Delphi Automotive PLC	17,499	$1,582,260

		$1,582,260

Banks — 0.7%
KeyCorp	55,479	$1,000,841

		$1,000,841

Beverages — 1.7%
Constellation Brands, Inc., Class A	12,006	$2,321,360

		$2,321,360

Biotechnology — 6.4%
Celgene Corp.(1)	27,749	$3,757,492
Gilead Sciences, Inc.	12,898	981,409
Incyte Corp.(1)	16,503	2,199,685
Vertex Pharmaceuticals, Inc.(1)	11,355	1,723,916

		$8,662,502

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	17,343	$1,138,915

		$1,138,915

Capital Markets — 3.0%
Charles Schwab Corp. (The)	68,069	$2,920,160
S&P Global, Inc.	7,512	1,153,768

		$4,073,928

Chemicals — 2.8%
Celanese Corp., Series A	14,828	$1,426,009
Ecolab, Inc.	10,051	1,323,415
Olin Corp.	34,640	1,021,187

		$3,770,611

Communications Equipment — 0.9%
Palo Alto Networks, Inc.(1)	8,865	$1,168,230

		$1,168,230

Distributors — 2.0%
LKQ Corp.(1)	77,953	$2,694,056

		$2,694,056

Electrical Equipment — 1.5%
AMETEK, Inc.	34,300	$2,112,194

		$2,112,194

1

Security	Shares	Value
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	9,805	$1,554,191
US Foods Holding Corp.(1)	37,013	1,041,916

		$2,596,107

Food Products — 2.1%
Mondelez International, Inc., Class A	21,503	$946,562
Pinnacle Foods, Inc.	31,259	1,856,159

		$2,802,721

Health Care Equipment & Supplies — 3.3%
Danaher Corp.	11,868	$967,123
Hologic, Inc.(1)	45,674	2,019,248
Stryker Corp.	9,839	1,447,317

		$4,433,688

Household Durables — 1.4%
Newell Brands, Inc.	36,526	$1,925,651

		$1,925,651

Household Products — 0.5%
Colgate-Palmolive Co.	9,219	$665,612

		$665,612

Internet & Direct Marketing Retail — 10.5%
Amazon.com, Inc.(1)	8,000	$7,902,240
Netflix, Inc.(1)	22,400	4,069,184
Priceline Group, Inc. (The)(1)	1,116	2,263,806

		$14,235,230

Internet Software & Services — 15.1%
Alphabet, Inc., Class A(1)	4,500	$4,254,750
Alphabet, Inc., Class C(1)	5,402	5,026,561
Facebook, Inc., Class A(1)	44,686	7,563,106
GoDaddy, Inc., Class A(1)	61,194	2,630,118
Grubhub, Inc.(1)	22,272	1,027,407

		$20,501,942

IT Services — 3.7%
Fiserv, Inc.(1)	6,987	$897,829
Visa, Inc., Class A	42,000	4,181,520

		$5,079,349

Media — 2.6%
Time Warner, Inc.	9,825	$1,006,276
Walt Disney Co. (The)	23,001	2,528,500

		$3,534,776

Oil, Gas & Consumable Fuels — 2.1%
Devon Energy Corp.	40,020	$1,333,066
EOG Resources, Inc.	15,894	1,512,155

		$2,845,221

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	11,555	$1,143,829

		$1,143,829

Pharmaceuticals — 5.7%
Allergan PLC	8,999	$2,270,718
Eli Lilly & Co.	16,168	1,336,447

2

Security	Shares	Value
Pacira Pharmaceuticals, Inc.(1)	28,048	$1,107,896
Zoetis, Inc.	48,245	3,016,277

		$7,731,338

Road & Rail — 2.6%
J.B. Hunt Transport Services, Inc.	14,100	$1,279,011
Norfolk Southern Corp.	10,434	1,174,660
Union Pacific Corp.	10,178	1,047,927

		$3,501,598

Semiconductors & Semiconductor Equipment — 6.4%
Broadcom, Ltd.	15,300	$3,773,898
Monolithic Power Systems, Inc.	32,100	3,284,472
Texas Instruments, Inc.	20,275	1,649,979

		$8,708,349

Software — 8.3%
Adobe Systems, Inc.(1)	24,954	$3,655,511
Ellie Mae, Inc.(1)	7,882	687,468
FireEye, Inc.(1)	91,671	1,341,147
Proofpoint, Inc.(1)	12,998	1,107,949
salesforce.com, inc.(1)	33,800	3,069,040
SecureWorks Corp., Class A(1)	127,588	1,395,813

		$11,256,928

Specialty Retail — 3.3%
Advance Auto Parts, Inc.	10,060	$1,126,821
Burlington Stores, Inc.(1)	9,510	827,655
Home Depot, Inc. (The)	9,189	1,374,674
TJX Cos., Inc. (The)	16,916	1,189,364

		$4,518,514

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	27,305	$4,061,073

		$4,061,073

Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.(1)	18,990	$1,170,544

		$1,170,544

Trading Companies & Distributors — 2.0%
United Rentals, Inc.(1)	15,867	$1,887,539
W.W. Grainger, Inc.	4,895	816,192

		$2,703,731

Total Common Stocks (identified cost $78,648,101)		$134,329,292

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(2)	1,589,823	$1,590,141

Total Short-Term Investments (identified cost $1,590,141)		$1,590,141

3

Value
Total Investments — 100.0% (identified cost $80,238,242)	$135,919,433

Other Assets, Less Liabilities — (0.0)%(3)	$(67,536)

Net Assets — 100.0%	$135,851,897

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $9,469.

(3)	Amount is less than (0.05)%.

The Portfolio did not have any open financial instruments at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,257,351

Gross unrealized appreciation	$57,449,733
Gross unrealized depreciation	(1,787,651)

Net unrealized appreciation	$55,662,082

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Porfolio’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$134,329,292	*	$—	$—	$134,329,292
Short-Term Investments	—		1,590,141	—	1,590,141
Total Investments	$134,329,292		$1,590,141	$—	$135,919,433

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

4

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Small-Cap Fund

July 31, 2017 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $115,403,478 and the Fund owned 69.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace & Defense — 3.6%
Hexcel Corp.	68,671	$3,513,895
Mercury Systems, Inc.(1)	56,675	2,488,599

		$6,002,494

Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A(1)	37,569	$1,279,224

		$1,279,224

Banks — 12.2%
Ameris Bancorp	35,563	$1,628,785
Bank of the Ozarks, Inc.	63,500	2,740,025
Columbia Banking System, Inc.	56,207	2,239,287
Eagle Bancorp, Inc.(1)	7,650	477,743
First Hawaiian, Inc.	72,181	2,129,339
South State Corp.	18,795	1,574,081
Sterling Bancorp	113,407	2,619,702
WesBanco, Inc.	55,237	2,111,711
Western Alliance Bancorp(1)	62,330	3,140,185
Wintrust Financial Corp.	21,580	1,625,190

		$20,286,048

Biotechnology — 2.2%
Ligand Pharmaceuticals, Inc.(1)	30,481	$3,685,458

		$3,685,458

Building Products — 0.3%
Trex Co., Inc.(1)	6,068	$456,374

		$456,374

Capital Markets — 3.7%
CBOE Holdings, Inc.	21,632	$2,044,873
Cohen & Steers, Inc.	58,740	2,373,096
Lazard, Ltd., Class A	37,669	1,759,519

		$6,177,488

Chemicals — 2.3%
Balchem Corp.	48,420	$3,757,392

		$3,757,392

Commercial Services & Supplies — 4.4%
Brink’s Co. (The)	20,160	$1,575,504
Deluxe Corp.	31,336	2,262,459
Multi-Color Corp.	42,258	3,401,769

		$7,239,732

Communications Equipment — 1.2%
NETGEAR, Inc.(1)	43,061	$2,062,622

		$2,062,622

1

Security	Shares	Value
Construction Materials — 1.8%
US Concrete, Inc.(1)	38,360	$3,005,506

		$3,005,506

Diversified Consumer Services — 5.4%
Bright Horizons Family Solutions, Inc.(1)	38,640	$3,052,946
Grand Canyon Education, Inc.(1)	22,008	1,619,129
ServiceMaster Global Holdings, Inc.(1)	98,486	4,329,445

		$9,001,520

Electric Utilities — 0.5%
ALLETE, Inc.	11,484	$841,433

		$841,433

Electrical Equipment — 1.8%
AZZ, Inc.	26,649	$1,351,104
EnerSys	21,715	1,569,343

		$2,920,447

Electronic Equipment, Instruments & Components — 2.5%
Dolby Laboratories, Inc., Class A	66,565	$3,444,739
MTS Systems Corp.	14,900	785,230

		$4,229,969

Energy Equipment & Services — 0.5%
Oceaneering International, Inc.	31,493	$807,795

		$807,795

Equity Real Estate Investment Trusts (REITs) — 5.0%
CubeSmart	112,916	$2,784,509
DCT Industrial Trust, Inc.	45,450	2,560,653
Education Realty Trust, Inc.	38,519	1,446,388
Parkway, Inc.	63,950	1,471,489

		$8,263,039

Food & Staples Retailing — 1.9%
Performance Food Group Co.(1)	112,451	$3,238,589

		$3,238,589

Food Products — 1.5%
Pinnacle Foods, Inc.	42,278	$2,510,468

		$2,510,468

Health Care Equipment & Supplies — 5.7%
ICU Medical, Inc.(1)	13,529	$2,325,635
Integra LifeSciences Holdings Corp.(1)	74,570	3,703,146
West Pharmaceutical Services, Inc.	38,435	3,409,185

		$9,437,966

Health Care Providers & Services — 1.8%
Amedisys, Inc.(1)	35,195	$1,666,835
Envision Healthcare Corp.(1)	24,495	1,382,253

		$3,049,088

Health Care Technology — 0.8%
Cotiviti Holdings, Inc.(1)	31,116	$1,339,544

		$1,339,544

2

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.9%
Dave & Buster’s Entertainment, Inc.(1)	15,397	$956,308
Papa John’s International, Inc.	8,310	592,752

		$1,549,060

Household Products — 0.7%
Central Garden & Pet Co., Class A(1)	35,542	$1,093,272

		$1,093,272

Insurance — 4.4%
First American Financial Corp.	69,615	$3,370,062
Horace Mann Educators Corp.	65,995	2,435,216
RLI Corp.	24,820	1,441,049

		$7,246,327

Internet Software & Services — 0.3%
Okta, Inc.(1)	24,991	$548,552

		$548,552

IT Services — 5.0%
Black Knight Financial Services, Inc., Class A(1)	57,934	$2,462,195
CSG Systems International, Inc.	63,196	2,613,155
Euronet Worldwide, Inc.(1)	33,559	3,242,135

		$8,317,485

Life Sciences Tools & Services — 2.5%
Cambrex Corp.(1)	43,800	$2,671,800
Patheon NV(1)	33,610	1,175,006
VWR Corp.(1)	8,230	271,590

		$4,118,396

Machinery — 2.5%
Milacron Holdings Corp.(1)	108,104	$1,943,710
RBC Bearings, Inc.(1)	21,881	2,261,182

		$4,204,892

Marine — 1.3%
Kirby Corp.(1)	35,829	$2,181,986

		$2,181,986

Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.(1)	14,847	$1,423,530
Jagged Peak Energy, Inc.(1)	38,454	544,509
PDC Energy, Inc.(1)	45,296	2,136,159

		$4,104,198

Professional Services — 2.8%
Dun & Bradstreet Corp. (The)	15,793	$1,749,233
WageWorks, Inc.(1)	43,940	2,864,888

		$4,614,121

Road & Rail — 1.8%
Landstar System, Inc.	35,076	$2,916,569

		$2,916,569

Semiconductors & Semiconductor Equipment — 1.7%
Veeco Instruments, Inc.(1)	90,560	$2,789,248

		$2,789,248

3

Security	Shares	Value
Software — 6.7%
ACI Worldwide, Inc.(1)	161,256	$3,736,302
Blackbaud, Inc.	31,600	2,917,944
RealPage, Inc.(1)	113,720	4,406,650

		$11,060,896

Specialty Retail — 2.1%
Burlington Stores, Inc.(1)	29,910	$2,603,067
Lithia Motors, Inc., Class A	9,450	975,713

		$3,578,780

Textiles, Apparel & Luxury Goods — 0.3%
Steven Madden, Ltd.(1)	13,002	$533,082

		$533,082

Thrifts & Mortgage Finance — 1.8%
Essent Group, Ltd.(1)	79,210	$3,043,248

		$3,043,248

Total Common Stocks (identified cost $126,317,205)		$161,492,308

Exchange-Traded Funds — 2.5%

Security	Shares	Value
Equity Funds — 2.5%
iShares Russell 2000 ETF	29,765	$4,212,045

Total Exchange-Traded Funds (identified cost $4,104,222)		$4,212,045

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(2)	650,545	$650,675

Total Short-Term Investments (identified cost $650,675)		$650,675

Total Investments — 100.1% (identified cost $131,072,102)		$166,355,028

Other Assets, Less Liabilities — (0.1)%		$(104,809)

Net Assets — 100.0%		$166,250,219

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $15,908.

4

The Portfolio did not have any open financial instruments at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$130,974,367

Gross unrealized appreciation	$36,639,422
Gross unrealized depreciation	(1,258,761)

Net unrealized appreciation	$35,380,661

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$161,492,308	*	$—	$—	$161,492,308
Exchange-Traded Funds	4,212,045		—	—	4,212,045
Short-Term Investments	—		650,675	—	650,675
Total Investments	$165,704,353		$650,675	$—	$166,355,028

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Global Small-Cap Fund

July 31, 2017 (Unaudited)

Eaton Vance Tax-Managed Global Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Global Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $23,541,348 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Global Small-Cap Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Australia — 3.1%
Amaysim Australia, Ltd.	69,468	$88,895
BWX, Ltd.	24,173	102,460
Challenger, Ltd.	12,989	133,487
Mirvac Group	61,827	107,391
OZ Minerals, Ltd.	7,250	48,452
Regis Resources, Ltd.	21,435	66,061
Super Retail Group, Ltd.	11,018	73,858
Tox Free Solutions, Ltd.	56,383	107,817

		$728,421

Austria — 0.6%
ams AG	1,912	$137,791

		$137,791

Belgium — 1.5%
Kinepolis Group NV	1,621	$93,140
Warehouses De Pauw CVA	983	109,120
X-Fab Silicon Foundries SE(1)(2)	14,196	149,512

		$351,772

Bermuda — 0.6%
Essent Group, Ltd.(1)	3,664	$140,771

		$140,771

Canada — 4.4%
Boardwalk Real Estate Investment Trust	2,725	$104,498
CAE, Inc.	14,069	238,442
CES Energy Solutions Corp.	33,474	171,028
Detour Gold Corp.(1)	4,907	61,714
Laurentian Bank of Canada	2,409	104,669
North West Co., Inc. (The)	3,679	90,120
Pan American Silver Corp.	2,431	40,947
Seven Generations Energy, Ltd., Class A(1)	10,632	184,797
Torex Gold Resources, Inc.(1)	2,085	38,012

		$1,034,227

China — 0.8%
TAL Education Group ADR	1,198	$187,810

		$187,810

Finland — 0.9%
Amer Sports Oyj(1)	3,995	$107,310
Technopolis Oyj	23,847	103,325

		$210,635

1

Security	Shares	Value
France — 1.4%
Criteo SA ADR(1)	1,762	$89,157
Ipsen SA	886	113,403
Rubis SCA	2,118	134,815

		$337,375

Germany — 1.9%
Axel Springer SE	1,920	$121,918
Brenntag AG	2,480	140,535
Carl Zeiss Meditec AG	2,505	134,126
Salzgitter AG	1,228	55,094

		$451,673

Hong Kong — 0.6%
Hysan Development Co., Ltd.	26,438	$127,847

		$127,847

Ireland — 1.8%
Irish Residential Properties REIT PLC	62,733	$99,342
UDG Healthcare PLC	27,853	310,968

		$410,310

Israel — 1.3%
Frutarom Industries, Ltd.	4,397	$311,758

		$311,758

Italy — 2.5%
Amplifon SpA	10,093	$144,671
Banca Generali SpA	5,978	212,062
MARR SpA	3,855	98,844
Moncler SpA	5,106	137,118

		$592,695

Japan — 12.0%
77 Bank, Ltd. (The)	22,900	$118,064
Ariake Japan Co., Ltd.	2,200	157,722
Daifuku Co., Ltd.	4,600	158,865
Eiken Chemical Co., Ltd.	3,000	99,328
FP Corp.	2,300	125,829
GMO Internet, Inc.	7,400	95,433
H.I.S. Co., Ltd.	3,700	113,763
Heiwa Real Estate REIT, Inc.	117	96,593
Japan Hotel REIT Investment Corp.	131	94,699
LaSalle Logiport REIT	93	93,526
Okamura Corp.	10,100	102,678
Penta-Ocean Construction Co., Ltd.	18,200	108,419
Relia, Inc.	17,800	190,280
Sac’s Bar Holdings, Inc.	10,000	109,922
Sakata INX Corp.	13,700	247,735
Sakata Seed Corp.	4,200	128,180
Sumco Corp.	7,900	127,854
Toho Co., Ltd.	4,800	172,980
Tokyo Century Corp.	5,000	212,970
Yamaha Corp.	4,200	148,525
Yokohama Reito Co., Ltd.	13,154	130,812

		$2,834,177

2

Security	Shares	Value
Luxembourg — 0.2%
APERAM SA	915	$44,472

		$44,472

Netherlands — 1.5%
IMCD Group NV	4,218	$236,162
Refresco Group NV(2)	6,101	119,206

		$355,368

Norway — 0.4%
XXL ASA(2)	10,264	$99,972

		$99,972

Spain — 0.4%
Hispania Activos Inmobiliarios SOCIMI SA	5,476	$98,572

		$98,572

Sweden — 1.9%
Boliden AB	1,880	$59,021
Indutrade AB	6,904	170,310
Trelleborg AB, Class B	9,008	212,161

		$441,492

Switzerland — 0.9%
Temenos Group AG	1,151	$111,263
VZ Holding AG	332	106,925

		$218,188

United Kingdom — 7.1%
Cairn Energy PLC(1)	27,723	$65,817
Grainger PLC	33,687	116,886
Halma PLC	9,636	139,670
Hastings Group Holdings PLC(2)	34,162	138,242
Hiscox, Ltd.	7,113	121,864
Inchcape PLC	11,430	121,162
IWG PLC	64,171	278,035
Melrose Industries PLC	88,919	272,627
St. James’s Place PLC	8,214	131,936
Travis Perkins PLC	8,110	162,430
WH Smith PLC	5,662	131,536

		$1,680,205

United States — 54.0%
Acadia Realty Trust	4,287	$127,495
ACI Worldwide, Inc.(1)	10,708	248,104
Advance Auto Parts, Inc.	665	74,487
Akamai Technologies, Inc.(1)	2,488	117,284
ALLETE, Inc.	799	58,543
Alliant Energy Corp.	2,404	97,434
Amedisys, Inc.(1)	2,529	119,773
Ameris Bancorp	1,443	66,089
AMETEK, Inc.	2,695	165,958
Avnet, Inc.	3,062	117,520
AZZ, Inc.	2,505	127,004
Balchem Corp.	2,372	184,067

3

Security	Shares	Value
Bank of the Ozarks, Inc.	2,650	$114,348
BankUnited, Inc.	2,122	73,039
Black Knight Financial Services, Inc., Class A(1)	3,050	129,625
Blackbaud, Inc.	2,422	223,647
Bright Horizons Family Solutions, Inc.(1)	3,440	271,794
Brink’s Co. (The)	1,734	135,512
Burlington Stores, Inc.(1)	2,344	203,998
Cambrex Corp.(1)	3,117	190,137
CBOE Holdings, Inc.	888	83,943
Central Garden & Pet Co., Class A(1)	3,449	106,091
CMS Energy Corp.	2,141	99,000
Cohen & Steers, Inc.	2,914	117,726
Columbia Banking System, Inc.	3,913	155,894
Cotiviti Holdings, Inc.(1)	3,462	149,039
CSG Systems International, Inc.	1,137	47,015
CubeSmart	5,663	139,650
Dave & Buster’s Entertainment, Inc.(1)	1,442	89,563
DCT Industrial Trust, Inc.	2,500	140,850
Deluxe Corp.	2,473	178,551
Diamondback Energy, Inc.(1)	2,025	194,157
Dolby Laboratories, Inc., Class A	4,283	221,645
Douglas Emmett, Inc.	2,712	103,761
Dun & Bradstreet Corp. (The)	1,560	172,786
EastGroup Properties, Inc.	1,686	146,985
Education Realty Trust, Inc.	2,164	81,258
EnerSys	2,077	150,105
Envision Healthcare Corp.(1)	1,332	75,165
Essex Property Trust, Inc.	770	201,509
Euronet Worldwide, Inc.(1)	1,064	102,793
First American Financial Corp.	3,230	156,364
First Hawaiian, Inc.	3,361	99,150
First Republic Bank	3,911	392,391
Grand Canyon Education, Inc.(1)	1,237	91,006
Hexcel Corp.	5,192	265,675
Horace Mann Educators Corp.	2,313	85,350
Hub Group, Inc., Class A(1)	2,439	83,048
ICU Medical, Inc.(1)	503	86,466
Integra LifeSciences Holdings Corp.(1)	3,500	173,810
Jagged Peak Energy, Inc.(1)	3,584	50,749
Jazz Pharmaceuticals PLC(1)	777	119,355
Kansas City Southern	753	77,702
Kirby Corp.(1)	1,698	103,408
Landstar System, Inc.	1,913	159,066
Lazard, Ltd., Class A	2,087	97,484
Ligand Pharmaceuticals, Inc.(1)	1,725	208,570
Lithia Motors, Inc., Class A	1,160	119,770
LKQ Corp.(1)	6,490	224,294
Lululemon Athletica, Inc.(1)	1,575	97,083
Mercury Systems, Inc.(1)	1,965	86,283
Milacron Holdings Corp.(1)	9,870	177,463
MTS Systems Corp.	1,110	58,497
Multi-Color Corp.	3,535	284,567
National Retail Properties, Inc.	1,176	47,016
NETGEAR, Inc.(1)	4,002	191,696

4

Security	Shares	Value
NVR, Inc.(1)	23	$60,040
Oceaneering International, Inc.	3,507	89,955
Okta, Inc.(1)	2,478	54,392
Papa John’s International, Inc.	591	42,156
Parkway, Inc.	4,606	105,984
PDC Energy, Inc.(1)	3,312	156,194
PDF Solutions, Inc.(1)	9,739	156,311
Performance Food Group Co.(1)	8,019	230,947
Pinnacle Foods, Inc.	3,161	187,700
Pinnacle West Capital Corp.	1,204	104,423
PS Business Parks, Inc.	1,661	223,338
RBC Bearings, Inc.(1)	662	68,411
RealPage, Inc.(1)	5,972	231,415
RLI Corp.	2,788	161,871
ServiceMaster Global Holdings, Inc.(1)	5,451	239,626
Sterling Bancorp	8,349	192,862
Steven Madden, Ltd.(1)	1,827	74,907
Teleflex, Inc.	684	141,738
Trex Co., Inc.(1)	336	25,271
US Concrete, Inc.(1)	3,254	254,951
Veeco Instruments, Inc.(1)	6,418	197,674
WageWorks, Inc.(1)	3,073	200,360
WesBanco, Inc.	3,933	150,359
West Pharmaceutical Services, Inc.	1,763	156,378
Wintrust Financial Corp.	761	57,311

		$12,704,181

Total Common Stocks (identified cost $19,855,780)		$23,499,712

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(3)	173,349	$173,384

Total Short-Term Investments (identified cost $173,384)		$173,384

Total Investments — 100.6% (identified cost $20,029,164)		$23,673,096

Other Assets, Less Liabilities — (0.6)%		$(131,507)

Net Assets — 100.0%		$23,541,589

5

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $506,932 or 2.2% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $1,179

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	20.6%	$4,839,931
Financials	14.6	3,425,171
Consumer Discretionary	13.6	3,207,738
Information Technology	12.5	2,948,298
Real Estate	10.5	2,469,645
Health Care	9.4	2,222,927
Materials	6.5	1,538,113
Consumer Staples	5.7	1,352,082
Energy	3.9	912,697
Utilities	2.1	494,215
Telecommunication Services	0.4	88,895
Short-Term Investments	0.8	173,384

Total Investments	100.6%	$23,673,096

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,263,600

Gross unrealized appreciation	$3,838,746
Gross unrealized depreciation	(429,250)

Net unrealized appreciation	$3,409,496

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

6

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$187,810	$3,690,445		$—	$3,878,255
Developed Europe	89,157	5,341,363		—	5,430,520
Developed Middle East	—	311,758		—	311,758
North America	13,879,179	—		—	13,879,179
Total Common Stocks	$14,156,146	$9,343,566	*	$—	$23,499,712
Short-Term Investments	$—	$173,384		$—	$173,384
Total Investments	$14,156,146	$9,516,950		$—	$23,673,096

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Tax-Managed Value Fund

July 31, 2017 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2017, the value of the Fund’s investment in the Portfolio was $565,486,772 and the Fund owned 81.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.9%
United Technologies Corp.	113,000	$13,398,410

		$13,398,410

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(1)	54,933	$3,603,605

		$3,603,605

Banks — 16.3%
Bank of America Corp.	88,914	$2,144,606
Citigroup, Inc.	123,744	8,470,277
JPMorgan Chase & Co.	375,000	34,425,000
KeyCorp	689,553	12,439,536
PNC Financial Services Group, Inc. (The)	155,729	20,057,895
U.S. Bancorp	268,850	14,189,903
Wells Fargo & Co.	386,390	20,841,876

		$112,569,093

Capital Markets — 5.4%
Ameriprise Financial, Inc.	35,881	$5,198,439
Charles Schwab Corp. (The)	372,287	15,971,113
Credit Suisse Group AG ADR(1)	732,740	11,247,559
Goldman Sachs Group, Inc. (The)	22,682	5,110,935

		$37,528,046

Consumer Finance — 0.7%
American Express Co.	59,190	$5,044,764

		$5,044,764

Containers & Packaging — 0.8%
International Paper Co.(1)	94,211	$5,179,721

		$5,179,721

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	54,381	$2,120,859
Verizon Communications, Inc.	409,441	19,816,944

		$21,937,803

Electric Utilities — 5.0%
NextEra Energy, Inc.	151,637	$22,152,649
PG&E Corp.	187,333	12,680,571

		$34,833,220

Electrical Equipment — 0.8%
Rockwell Automation, Inc.	33,916	$5,597,157

		$5,597,157

Electronic Equipment, Instruments & Components — 0.6%
FLIR Systems, Inc.	103,993	$3,881,019

		$3,881,019

1

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 4.0%
AvalonBay Communities, Inc.	47,915	$9,216,450
Boston Properties, Inc.	59,105	7,146,386
Simon Property Group, Inc.	71,089	11,267,606

		$27,630,442

Food Products — 3.0%
Mondelez International, Inc., Class A	198,611	$8,742,856
Nestle SA	138,900	11,724,480

		$20,467,336

Health Care Equipment & Supplies — 2.7%
Stryker Corp.	58,093	$8,545,480
Zimmer Biomet Holdings, Inc.	84,189	10,213,810

		$18,759,290

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	73,184	$14,037,423

		$14,037,423

Household Durables — 0.6%
Whirlpool Corp.	23,228	$4,131,797

		$4,131,797

Household Products — 0.4%
Colgate-Palmolive Co.	37,424	$2,702,013

		$2,702,013

Industrial Conglomerates — 1.6%
Honeywell International, Inc.	83,731	$11,397,464

		$11,397,464

Insurance — 4.6%
Alleghany Corp.(2)	10,617	$6,511,831
Chubb, Ltd.	51,734	7,576,961
Prudential Financial, Inc.	83,332	9,435,682
Travelers Cos., Inc. (The)	64,030	8,201,603

		$31,726,077

Internet Software & Services — 3.5%
Alphabet, Inc., Class A(2)	9,850	$9,313,175
Alphabet, Inc., Class C(2)	9,384	8,731,812
eBay, Inc.(2)	164,326	5,871,368

		$23,916,355

IT Services — 0.7%
Visa, Inc., Class A(1)	45,667	$4,546,607

		$4,546,607

Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.	103,433	$18,155,594

		$18,155,594

Machinery — 1.6%
Caterpillar, Inc.	99,838	$11,376,540

		$11,376,540

Media — 0.2%
Walt Disney Co. (The)	15,247	$1,676,103

		$1,676,103

2

Security	Shares	Value
Multi-Utilities — 2.7%
Sempra Energy(1)	162,537	$18,368,306

		$18,368,306

Oil, Gas & Consumable Fuels — 11.2%
Chevron Corp.	182,680	$19,946,829
ConocoPhillips	221,251	10,038,158
EOG Resources, Inc.	125,646	11,953,961
Exxon Mobil Corp.	249,154	19,942,286
Occidental Petroleum Corp.	95,844	5,935,619
Phillips 66	113,827	9,533,011

		$77,349,864

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	103,312	$10,226,855

		$10,226,855

Pharmaceuticals — 7.7%
Allergan PLC	7,402	$1,867,747
Eli Lilly & Co.	128,396	10,613,213
Johnson & Johnson	164,139	21,784,528
Merck & Co., Inc.	185,494	11,849,357
Zoetis, Inc.	115,695	7,233,251

		$53,348,096

Road & Rail — 0.8%
Union Pacific Corp.	54,746	$5,636,648

		$5,636,648

Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.	423,628	$15,026,085

		$15,026,085

Software — 1.3%
Microsoft Corp.	64,700	$4,703,690
Oracle Corp.	83,514	4,169,854

		$8,873,544

Specialty Retail — 1.9%
Home Depot, Inc. (The)	88,360	$13,218,656

		$13,218,656

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	120,723	$17,955,132

		$17,955,132

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(2)	66,422	$4,094,252

		$4,094,252

Tobacco — 4.4%
Altria Group, Inc.	173,789	$11,291,072
Philip Morris International, Inc.	163,192	19,046,138

		$30,337,210

Total Common Stocks (identified cost $380,702,614)		$688,530,527

3

Short-Term Investments — 0.5%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(3)	3,286,053	$3,286,711
State Street Navigator Securities Lending Government Money Market Portfolio(4)	48,750	48,750

Total Short-Term Investments (identified cost $3,335,461)		$3,335,461

Total Investments — 100.1% (identified cost $384,038,075)		$691,865,988

Other Assets, Less Liabilities — (0.1)%		$(881,696)

Net Assets — 100.0%		$690,984,292

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at July 31, 2017. The aggregate market value of securities on loan at July 31, 2017 was $26,420,191 and the total market value of the collateral received by the Portfolio was $26,964,748, including cash collateral of $48,750 and non-cash U.S. Government securities collateral of $26,915,998.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $16,940.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$385,944,586

Gross unrealized appreciation	$306,265,063
Gross unrealized depreciation	(343,661)

Net unrealized appreciation	$305,921,402

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$23,120,808	$—		$—	$23,120,808
Consumer Staples	52,008,934	11,724,480		—	63,733,414
Energy	77,349,864	—		—	77,349,864
Financials	186,867,980	—		—	186,867,980
Health Care	104,300,403	—		—	104,300,403
Industrials	51,009,824	—		—	51,009,824
Information Technology	74,198,742	—		—	74,198,742
Materials	5,179,721	—		—	5,179,721
Real Estate	27,630,442	—		—	27,630,442
Telecommunication Services	21,937,803	—		—	21,937,803
Utilities	53,201,526	—		—	53,201,526
Total Common Stocks	$676,806,047	$11,724,480	*	$—	$688,530,527
Short-Term Investments	$48,750	$3,286,711		$—	$3,335,461
Total Investments	$676,854,797	$15,011,191		$—	$691,865,988

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017